UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22132

Exact name of registrant as specified in charter:	Aberdeen Funds

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

Item 1. Reports to Shareholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

Aberdeen Funds
Equity Series

Semi-Annual Report

April 30, 2021

Aberdeen China A Share Equity Fund (formerly, the Aberdeen China Opportunities Fund)

Class A – GOPAX ■ Class C – GOPCX ■ Class R – GOPRX ■ Institutional Class – GOPIX ■ Institutional Service Class – GOPSX

Aberdeen Dynamic Dividend Fund

Class A – ADAVX ■ Institutional Class – ADVDX

Aberdeen Emerging Markets Fund

Class A – GEGAX ■ Class C – GEGCX ■ Class R – GEMRX ■ Institutional Class – ABEMX ■ Institutional Service Class – AEMSX

Aberdeen Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen International Equity Fund)

Class A – GIGAX ■ Class C – GIGCX ■ Class R – GIRRX ■ Institutional Class – GIGIX ■ Institutional Service Class – GIGSX

Aberdeen Global Equity Fund

Class A – GLLAX ■ Class C – GLLCX ■ Class R – GWLRX ■ Institutional Class – GWLIX ■ Institutional Service Class – GLLSX

Aberdeen Global Infrastructure Fund

Class A – AIAFX ■ Institutional Class – AIFRX

Aberdeen International Real Estate Equity Fund

Class A – EGALX ■ Institutional Class – EGLRX

Aberdeen International Small Cap Fund

Class A – WVCCX ■ Class C – CPVCX ■ Class R – WPVAX ■ Institutional Class – ABNIX

Aberdeen Realty Income & Growth Fund

Class A – AIAGX ■ Institutional Class – AIGYX

Aberdeen U.S. Small Cap Equity Fund

Class A – GSXAX ■ Class C – GSXCX ■ Class R – GNSRX ■ Institutional Class – GSCIX ■ Institutional Service Class – GSXIX

Aberdeen U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Multi-Cap Equity Fund)

Class A – GXXAX ■ Class C – GXXCX ■ Institutional Class – GGLIX ■ Institutional Service Class – GXXIX

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen Focused U.S. Equity Fund)

Class A – MLSAX ■ Class C – MLSCX ■ Class R – GLSRX ■ Institutional Class – GGUIX ■ Institutional Service Class – AELSX

Table of Contents

Aberdeen China A Share Equity Fund	Page 1
Aberdeen Dynamic Dividend Fund	Page 5
Aberdeen Emerging Markets Fund	Page 10
Aberdeen Emerging Markets Sustainable Leaders Fund	Page 14
Aberdeen Global Equity Fund	Page 18
Aberdeen Global Infrastructure Fund	Page 22
Aberdeen International Real Estate Equity Fund	Page 26
Aberdeen International Small Cap Fund	Page 30
Aberdeen Realty Income & Growth Fund	Page 34
Aberdeen U.S. Small Cap Equity Fund	Page 37
Aberdeen U.S. Sustainable Leaders Fund	Page 41
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund	Page 44
Financial Statements	Page 47
Notes to Financial Statements	Page 92
Shareholder Expense Examples	Page 114
Liquidity Risk Management Program	Page 116

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including possible loss of principal.

Aberdeen Funds is distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.

Aberdeen Standard Investments Inc. (ASII) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.

The complete schedule of portfolio holdings for each fund of Aberdeen Funds (each a "Fund" and collectively, the "Funds") is included in the Funds' semi-annual and annual reports to shareholders. Aberdeen Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT filings are available on the Commission's website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without charge by calling 1-866-667-9231.

Statement Regarding Availability of Proxy Voting Record.

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre and on the Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission's website at www.sec.gov.

Aberdeen China A Share Equity Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	17.16%	62.10%	19.71%	7.62%
	w/SC2	10.42%	52.75%	18.31%	6.98%
Class C	w/o SC	16.84%	61.02%	18.92%	6.87%
	w/SC3	15.84%	60.02%	18.92%	6.87%
Class R4	w/o SC	17.02%	61.63%	19.34%	7.25%
Institutional Service Class[4]	w/o SC	17.32%	62.47%	19.98%	7.88%
Institutional Class[4]	w/o SC	17.39%	62.63%	20.13%	7.94%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not Annualized
1	The Fund changed its investment strategies effective June 13, 2019. Performance information for periods prior to June 13, 2019 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen China Opportunities Fund to Aberdeen China A Share Equity Fund. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment (as of April 30, 2021)

Performance of $1,000,000 invested in Institutional Class shares of the Aberdeen China A Share Equity Fund, MSCI China A (Onshore) Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI China A (Onshore) Index captures large and mid cap representation across China securities listed on the Shanghai and Shenzhen exchanges.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report	1

Aberdeen China A Share Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	90.1%
Exchange-Traded Funds	5.9%
Short-Term Investment	3.3%
Other Assets in Excess of Liabilities	0.7%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Consumer Staples	18.9%
Financials	14.9%
Consumer Discretionary	14.1%
Health Care	12.6%
Information Technology	12.4%
Industrials	10.3%
Materials	5.0%
Real Estate	1.9%
Energy	–%
Other	9.9%
100.0%

Amounts listed as "–" are 0% or round to 0%.

Top Holdings*
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)	7.0%
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)	6.9%
Midea Group Co. Ltd., A Shares (Stock Connect)	4.4%
Wuliangye Yibin Co. Ltd., A Shares	4.3%
China Merchants Bank Co. Ltd., A Shares	4.1%
Ping An Insurance Group Co. of China Ltd., A Shares	3.6%
Aier Eye Hospital Group Co. Ltd., A Shares	3.4%
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	3.3%
KraneShares Bosera MSCI China A Shares ETF	3.0%
Xtrackers Harvest CSI 300 China A Shares ETF	3.0%
Other	57.0%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
China	93.0%
United States	6.3%
Other	0.7%
100.0%

2	2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.1%)
CHINA (90.1%)
Consumer Discretionary (14.1%)
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (a)	140,595	$6,744,770
Fuyao Glass Industry Group Co. Ltd., A Shares (a)	253,041	1,995,843
Haier Smart Home Co. Ltd., A Shares (a)	110,500	563,970
Midea Group Co. Ltd., A Shares (Stock Connect) (a)	346,242	4,274,961
SAIC Motor Corp. Ltd., A Shares (Stock Connect) (a)	62,000	192,038
		13,771,582
Consumer Staples (18.9%)
By-health Co. Ltd., A Shares (a)	250,688	1,262,943
Chacha Food Co. Ltd., A Shares (a)	150,200	1,249,247
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (a)	123,618	3,226,058
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares (a)	182,400	1,149,336
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (a)	22,063	6,813,965
Wuliangye Yibin Co. Ltd., A Shares (a)	97,137	4,255,289
Yonghui Superstores Co. Ltd., A Shares (a)	667,000	572,877
		18,529,715
Energy (0.0%)
G3 Exploration Ltd. (b)(c)(h)	53,000	–
Financials (14.9%)
Bank of Ningbo Co. Ltd., A Shares (a)	362,715	2,362,834
China Construction Bank Corp., Class H	77,000	60,779
China International Capital Corp. Ltd., H Shares (b)(d)	355,200	889,220
China Life Insurance Co. Ltd., H Shares	426,000	863,566
China Merchants Bank Co. Ltd., A Shares (a)	498,432	4,048,265
Ping An Bank Co. Ltd., A Shares (a)	766,700	2,752,851
Ping An Insurance Group Co. of China Ltd., A Shares (a)	320,233	3,577,390
		14,554,905
Health Care (12.6%)
Aier Eye Hospital Group Co. Ltd., A Shares (a)	293,510	3,363,256
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., A Shares (a)	31,600	121,860
Hangzhou Tigermed Consulting Co. Ltd., A Shares (a)	106,767	2,569,583
Hangzhou Tigermed Consulting Co. Ltd., H Shares (b)(d)	53,600	1,050,302
Jiangsu Hengrui Medicine Co. Ltd., A Shares (a)	192,896	2,497,849
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (a)	38,210	2,741,959
		12,344,809

	Shares or Principal Amount	Value
Industrials (10.3%)
Centre Testing International Group Co. Ltd., A Shares (a)	564,388	$2,845,911
Contemporary Amperex Technology Co. Ltd., A Shares (a)	38,279	2,299,582
Guangzhou Baiyun International Airport Co. Ltd., A Shares (a)	315,200	591,026
NARI Technology Co. Ltd., A Shares (Stock Connect) (a)	336,100	1,654,646
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (a)	96,010	727,219
Shanghai M&G Stationery, Inc., A Shares (a)	142,680	2,009,746
		10,128,130
Information Technology (12.4%)
Beijing Sinnet Technology Co. Ltd., A Shares (a)	499,689	1,085,272
Glodon Co. Ltd., A Shares (a)	254,089	2,855,731
Hundsun Technologies, Inc., A Shares (a)	104,179	1,472,788
LONGi Green Energy Technology Co. Ltd., A Shares (a)	157,800	2,406,462
Luxshare Precision Industry Co. Ltd., A Shares (a)	365,570	2,076,791
Venustech Group, Inc., A Shares (a)	263,400	1,231,142
Yonyou Network Technology Co. Ltd., A Shares (a)	195,100	996,745
		12,124,931
Materials (5.0%)
Anhui Conch Cement Co. Ltd., A Shares (a)	260,456	1,966,878
Wanhua Chemical Group Co. Ltd., A Shares (a)	88,200	1,394,207
Yunnan Energy New Material Co. Ltd., A Shares (a)	73,720	1,524,633
		4,885,718
Real Estate (1.9%)
China Vanke Co. Ltd., A Shares (a)	433,073	1,882,247
		88,222,037
Total Common Stocks		88,222,037
EXCHANGE-TRADED FUNDS (5.9%)
CHINA (2.9%)
Xtrackers Harvest CSI 300 China A Shares ETF (a)(e)	73,096	2,892,409
UNITED STATES (3.0%)
KraneShares Bosera MSCI China A Shares ETF	63,441	2,899,254
Total Exchange-Traded Funds		5,791,663

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	3

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen China A Share Equity Fund

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (3.3%)
UNITED STATES (3.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (f)	3,263,753	$3,263,753
		3,263,753
Total Short-Term Investment		3,263,753
Total Investments (Cost $90,244,509) (g)—99.3%		97,277,453
Other Assets in Excess of Liabilities—0.7%		648,959
Net Assets—100.0%		$97,926,412

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.

(b)	Non-income producing security.
(c)	Trading halted. Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 2(a) of the accompanying Notes to Financial Statements.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,776,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(g)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
(h)	Illiquid security.
ETF	Exchange-Traded Fund

See accompanying Notes to Financial Statements.

4	2021 Semi-Annual Report

Aberdeen Dynamic Dividend Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	31.07%	42.90%	12.39%	N.A.
	w/SC2	23.68%	34.77%	11.09%	N.A.
Institutional Class[3]	w/o SC	31.14%	43.55%	12.71%	6.78%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not Annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Dynamic Dividend Fund, Morgan Stanley Capital International All Country World Index (MSCI ACWI) (Net

Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 2,986 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report	5

Aberdeen Dynamic Dividend Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	96.9%
Preferred Stocks	1.9%
Short-Term Investment	0.1%
Other Assets in Excess of Liabilities	1.1%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	17.1%
Financials	16.1%
Health Care	11.7%
Industrials	10.4%
Consumer Discretionary	9.9%
Consumer Staples	8.5%
Communication Services	6.8%
Utilities	5.9%
Materials	5.2%
Energy	3.7%
Other	4.7%
100.0%

Top Holdings*
Apple, Inc.	3.0%
Microsoft Corp.	2.1%
Samsung Electronics Co. Ltd.	1.9%
Alphabet, Inc., Class C	1.9%
AbbVie, Inc.	1.7%
Target Corp.	1.6%
Enbridge, Inc.	1.6%
Broadcom, Inc.	1.6%
Lowe's Cos., Inc.	1.5%
Vodafone Group PLC, ADR	1.5%
Other	81.6%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	50.0%
France	7.4%
Germany	6.1%
United Kingdom	5.7%
China	3.1%
Switzerland	2.9%
Canada	2.7%
South Korea	2.6%
Netherlands	2.4%
Brazil	2.2%
Other	14.9%
100.0%

6	2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.9%)
AUSTRALIA (1.2%)
Materials (1.2%)
Rio Tinto PLC, ADR	18,158	$ 1,544,519
BRAZIL (2.2%)
Industrials (1.0%)
CCR SA	559,200	1,239,452
Materials (1.2%)
Vale SA, ADR	78,700	1,583,444
		2,822,896
CANADA (2.7%)
Energy (1.6%)
Enbridge, Inc.	53,000	2,044,210
Materials (1.1%)
Barrick Gold Corp.	64,000	1,360,000
		3,404,210
CHINA (3.1%)
Communication Services (1.0%)
Tencent Holdings Ltd.	15,700	1,252,420
Consumer Discretionary (1.2%)
Shenzhou International Group Holdings Ltd.	68,900	1,515,731
Financials (0.9%)
Ping An Insurance Group Co. of China Ltd., H Shares	111,000	1,210,151
		3,978,302
DENMARK (1.5%)
Financials (1.5%)
Tryg A/S	83,333	1,905,567
FINLAND (1.2%)
Information Technology (0.6%)
Nokia OYJ (a)	170,250	806,466
Utilities (0.6%)
Fortum OYJ	29,900	785,736
		1,592,202
FRANCE (7.4%)
Consumer Discretionary (1.1%)
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,431,365
Consumer Staples (1.0%)
Danone SA	17,500	1,235,316
Energy (1.0%)
TOTAL SE, ADR	29,600	1,310,688
Financials (0.5%)
AXA SA	22,700	641,162

	Shares or Principal Amount	Value
Health Care (1.0%)
Sanofi	12,600	$ 1,321,013
Industrials (2.8%)
Alstom SA (a)	24,100	1,316,139
Bouygues SA	16,664	714,143
Schneider Electric SE	9,400	1,499,824
		3,530,106
		9,469,650
GERMANY (6.1%)
Financials (1.8%)
Deutsche Boerse AG	8,000	1,378,602
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3,113	899,452
		2,278,054
Health Care (0.8%)
Bayer AG	16,100	1,041,804
Information Technology (1.1%)
Infineon Technologies AG	33,900	1,359,408
Materials (1.0%)
Linde PLC (a)	4,700	1,343,434
Utilities (1.4%)
RWE AG	48,880	1,856,064
		7,878,764
HONG KONG (1.0%)
Financials (1.0%)
Hong Kong Exchanges & Clearing Ltd.	22,100	1,332,874
INDONESIA (1.0%)
Communication Services (1.0%)
Telkom Indonesia Persero Tbk PT	6,062,000	1,339,366
ITALY (1.2%)
Utilities (1.2%)
Enel SpA	155,000	1,539,046
JAPAN (2.1%)
Financials (1.1%)
Mitsubishi UFJ Financial Group, Inc.	263,900	1,403,974
Real Estate (1.0%)
GLP J-REIT	800	1,341,019
		2,744,993
NETHERLANDS (2.4%)
Consumer Staples (1.3%)
Heineken NV	14,600	1,693,592
Information Technology (1.1%)
ASML Holding NV	2,100	1,363,197
		3,056,789

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	7

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
NORWAY (0.9%)
Communication Services (0.9%)
Telenor ASA	67,300	$ 1,198,948
SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.	168,155	1,537,193
SOUTH KOREA (0.7%)
Materials (0.7%)
LG Chem Ltd.	1,100	918,266
SPAIN (1.2%)
Industrials (1.2%)
Ferrovial SA	53,183	1,509,918
SWITZERLAND (2.9%)
Consumer Staples (1.0%)
Nestle SA	10,300	1,229,106
Financials (0.9%)
Zurich Insurance Group AG	2,900	1,189,750
Health Care (1.0%)
Roche Holding AG	4,000	1,304,622
		3,723,478
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,700	1,599,338
UNITED KINGDOM (5.7%)
Communication Services (1.5%)
Vodafone Group PLC, ADR	103,300	1,957,535
Consumer Staples (0.9%)
Unilever PLC	19,600	1,144,744
Health Care (2.5%)
AstraZeneca PLC, ADR	31,700	1,682,319
Dechra Pharmaceuticals PLC	26,400	1,470,784
		3,153,103
Industrials (0.8%)
Melrose Industries PLC	477,774	1,075,562
		7,330,944
UNITED STATES (49.9%)
Communication Services (2.4%)
Alphabet, Inc., Class C (a)	1,000	2,410,120
Cineworld Group PLC (a)	485,000	648,317
		3,058,437

	Shares or Principal Amount	Value
Consumer Discretionary (7.6%)
Aptiv PLC (a)	9,300	$ 1,338,177
Genuine Parts Co.	13,000	1,624,610
Las Vegas Sands Corp. (a)	21,000	1,286,460
Lowe's Cos., Inc.	10,000	1,962,500
Target Corp.	10,200	2,114,052
TJX Cos., Inc. (The)	20,100	1,427,100
		9,752,899
Consumer Staples (4.3%)
Coca-Cola Co. (The)	24,900	1,344,102
Kraft Heinz Co. (The)	31,000	1,279,990
Mondelez International, Inc., Class A	25,600	1,556,736
PepsiCo, Inc.	9,200	1,326,272
		5,507,100
Energy (1.1%)
Williams Cos., Inc. (The)	57,900	1,410,444
Financials (7.2%)
Bank of America Corp.	44,500	1,803,585
Blackstone Group, Inc. (The), Class A	16,100	1,424,689
Charles Schwab Corp. (The)	23,400	1,647,360
Goldman Sachs Group, Inc. (The)	5,200	1,811,940
Huntington Bancshares, Inc.	75,800	1,161,256
JPMorgan Chase & Co.	9,400	1,445,814
		9,294,644
Health Care (6.4%)
AbbVie, Inc.	19,103	2,129,985
Bristol-Myers Squibb Co.	22,200	1,385,724
Eli Lilly & Co.	7,300	1,334,221
Medtronic PLC	13,600	1,780,512
UnitedHealth Group, Inc.	3,900	1,555,320
		8,185,762
Industrials (4.6%)
Aerojet Rocketdyne Holdings, Inc.	26,300	1,228,736
FedEx Corp.	6,300	1,828,953
Lockheed Martin Corp.	3,500	1,331,960
Norfolk Southern Corp.	5,600	1,563,744
		5,953,393
Information Technology (11.1%)
Apple, Inc.	29,400	3,864,924
Avast PLC (b)	235,800	1,555,646
Broadcom, Inc.	4,400	2,007,280
Cisco Systems, Inc.	26,800	1,364,388
Fidelity National Information Services, Inc.	9,700	1,483,130
Intel Corp.	22,800	1,311,684
Microsoft Corp.	10,800	2,723,544
		14,310,596

See accompanying Notes to Financial Statements.

8	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Real Estate (2.5%)
American Tower Corp., REIT	6,000	$1,528,620
Digital Realty Trust, Inc.	7,700	1,188,187
GEO Group, Inc. (The), REIT	80,000	440,800
		3,157,607
Utilities (2.7%)
CMS Energy Corp.	11,300	727,607
FirstEnergy Corp.	31,100	1,179,312
NextEra Energy, Inc.	19,500	1,511,445
		3,418,364
		64,049,246
Total Common Stocks		124,476,509
PREFERRED STOCKS (1.9%)
SOUTH KOREA (1.9%)
Information Technology (1.9%)
Samsung Electronics Co. Ltd.	36,800	2,416,081
Total Preferred Stocks		2,416,081
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (0.1%)
UNITED STATES (0.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	77,805	$77,805
Total Short-Term Investment		77,805
Total Investments (Cost $93,486,521) (d)—98.9%		126,970,395
Other Assets in Excess of Liabilities—1.1%		1,434,060
Net Assets—100.0%		$128,404,455

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
United States Dollar/Euro
07/14/2021	State Street Bank and Trust	USD3,097,373	EUR2,600,000	$3,130,421	$(33,048)

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	9

Aberdeen Emerging Markets Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	24.28%	62.14%	11.77%	4.89%
	w/SC2	17.17%	52.76%	10.46%	4.27%
Class C	w/o SC	23.96%	61.41%	11.18%	4.34%
	w/SC3	22.96%	60.41%	11.18%	4.34%
Class R4	w/o SC	24.20%	61.96%	11.59%	4.66%
Institutional Service Class[4]	w/o SC	24.53%	62.78%	12.15%	5.07%
Institutional Class[4]	w/o SC	24.61%	63.00%	12.31%	5.27%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not Annualized
1	Returns before the first offering of Class A, Class C and Class R (May 21, 2012) are based on the previous performance of the Institutional Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A, Class C and Class R would have produced because all classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses of the classes.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000* Investment (as of April 30, 2021)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Emerging Markets Fund, Morgan Stanley

Capital International (MSCI) Emerging Markets Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets (EM) countries. With 1,424 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries in the Index are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

10	2021 Semi-Annual Report

Aberdeen Emerging Markets Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	88.0%
Preferred Stocks	10.7%
Short-Term Investment	1.7%
Liabilities in Excess of Other Assets	(0.4%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	27.2%*
Consumer Discretionary	19.9%
Financials	17.5%
Materials	10.1%
Industrials	5.3%
Communication Services	5.2%
Consumer Staples	5.0%
Energy	2.6%
Health Care	2.6%
Real Estate	2.3%
Other	2.3%
100.0%

*	As of April 30, 2021, the Fund's holdings in the Information Technology sector were allocated to four industries: Semiconductors & Semiconductor Equipment (13.3%), Technology Hardware, Storage & Peripherals (9.2%), Electronic Equipment Instruments & Components (2.5%) and Information Technology Services (2.2%).

Top Holdings*
Taiwan Semiconductor Manufacturing Co. Ltd.	9.2%
Samsung Electronics Co. Ltd.	9.2%
Alibaba Group Holding Ltd.	5.0%
Tencent Holdings Ltd.	4.4%
Naspers Ltd., N Shares	3.1%
Housing Development Finance Corp. Ltd.	2.6%
LONGi Green Energy Technology Co. Ltd., A Shares	2.6%
Vale SA, ADR	2.5%
LG Chem Ltd.	2.4%
Tata Consultancy Services Ltd.	2.2%
Other	56.8%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
China	34.7%
South Korea	13.0%
India	10.3%
Taiwan	10.2%
Brazil	6.0%
South Africa	4.3%
Russia	4.2%
Mexico	4.0%
Hong Kong	4.0%
Indonesia	1.9%
Other	7.4%
100.0%

2021 Semi-Annual Report	11

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.0%)
BRAZIL (4.5%)
Consumer Discretionary (1.0%)
MercadoLibre, Inc. (a)	33,991	$53,399,181
Industrials (1.0%)
Rumo SA (a)	6,312,472	23,241,583
WEG SA	4,462,023	28,758,098
		51,999,681
Materials (2.5%)
Vale SA, ADR	6,775,108	136,315,173
		241,714,035
CHINA (34.7%)
Communication Services (4.7%)
Autohome, Inc., ADR	171,561	15,908,852
Tencent Holdings Ltd.	2,948,400	235,199,738
		251,108,590
Consumer Discretionary (13.7%)
Alibaba Group Holding Ltd. (a)	9,271,800	268,026,369
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect) (b)	1,828,403	87,742,515
Li Ning Co. Ltd.	6,587,500	53,462,052
Meituan, B Shares (a)(c)	2,585,800	98,969,642
Midea Group Co. Ltd., A Shares (Stock Connect) (b)	5,054,316	62,424,599
New Oriental Education & Technology Group, Inc., ADR (a)	3,028,040	46,207,890
Prosus NV (a)	377,950	41,019,517
Shenzhou International Group Holdings Ltd.	3,322,600	73,093,850
		730,946,434
Consumer Staples (1.1%)
Kweichow Moutai Co. Ltd., A Shares (Stock Connect) (b)	188,815	58,332,785
Financials (3.1%)
China Merchants Bank Co. Ltd., H Shares	11,508,500	92,441,002
Ping An Insurance Group Co. of China Ltd., H Shares	6,745,500	73,541,221
		165,982,223
Health Care (2.6%)
Hangzhou Tigermed Consulting Co. Ltd., A Shares (b)	1,234,495	29,720,490
Hangzhou Tigermed Consulting Co. Ltd., H Shares (a)(c)	200,700	3,932,755
Wuxi Biologics Cayman, Inc. (a)(c)	7,381,500	103,619,973
		137,273,218
Industrials (3.8%)
China Conch Venture Holdings Ltd.	7,463,500	35,215,047
NARI Technology Co. Ltd., A Shares (Stock Connect) (b)	14,054,314	69,212,898

	Shares or Principal Amount	Value
Shanghai International Airport Co. Ltd., A Shares (Stock Connect) (b)	5,370,772	$40,693,638
Sungrow Power Supply Co. Ltd., A Shares (b)	2,594,877	35,795,877
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	13,016,800	21,447,422
		202,364,882
Information Technology (2.6%)
LONGi Green Energy Technology Co. Ltd., A Shares (b)	8,937,299	136,338,709
Materials (0.5%)
Yunnan Energy New Material Co. Ltd., A Shares (b)	1,261,275	26,093,409
Real Estate (1.6%)
China Resources Land Ltd.	18,686,000	87,489,169
Utilities (1.0%)
China Resources Gas Group Ltd.	10,320,000	55,837,165
		1,851,766,584
HONG KONG (4.0%)
Consumer Staples (0.9%)
Budweiser Brewing Co. APAC Ltd. (c)	15,046,100	47,411,826
Financials (3.1%)
AIA Group Ltd.	7,076,000	89,812,631
Hong Kong Exchanges & Clearing Ltd.	1,233,565	74,397,569
		164,210,200
		211,622,026
INDIA (10.3%)
Consumer Staples (1.8%)
Hindustan Unilever Ltd.	1,471,531	46,598,992
ITC Ltd.	18,918,245	51,608,172
		98,207,164
Financials (5.1%)
Housing Development Finance Corp. Ltd.	4,216,682	138,063,533
Kotak Mahindra Bank Ltd. (a)	2,690,777	63,171,306
SBI Life Insurance Co. Ltd. (c)	5,582,446	69,884,699
		271,119,538
Information Technology (2.2%)
Tata Consultancy Services Ltd.	2,822,297	115,663,894
Materials (1.2%)
UltraTech Cement Ltd.	748,488	63,076,966
		548,067,562
INDONESIA (1.9%)
Financials (1.9%)
Bank Central Asia Tbk PT	26,294,600	58,209,934
Bank Rakyat Indonesia Persero Tbk PT	158,554,800	44,369,175
		102,579,109

See accompanying Notes to Financial Statements.

12	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
MACAU (1.4%)
Consumer Discretionary (1.4%)
Sands China Ltd. (a)	15,761,600	$74,584,829
MEXICO (4.0%)
Consumer Staples (1.2%)
Fomento Economico Mexicano SAB de CV, ADR	822,096	63,712,440
Financials (1.3%)
Grupo Financiero Banorte SAB de CV, Class O	11,847,619	67,271,221
Industrials (0.5%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	1,676,167	28,384,871
Materials (1.0%)
Grupo Mexico SAB de CV, Class B	11,632,300	52,760,810
		212,129,342
NETHERLANDS (1.6%)
Information Technology (1.6%)
ASML Holding NV	127,000	82,440,968
PHILIPPINES (1.1%)
Financials (0.4%)
Bank of the Philippine Islands	13,044,794	22,423,847
Real Estate (0.7%)
Ayala Land, Inc.	57,213,500	38,170,247
		60,594,094
POLAND (0.7%)
Consumer Discretionary (0.7%)
Allegro.eu SA (a)(c)	2,562,219	39,282,583
RUSSIA (4.2%)
Communication Services (0.5%)
Yandex N.V., Class A (a)	410,630	26,916,796
Energy (2.6%)
LUKOIL PJSC, ADR	770,958	59,548,796
Novatek PJSC	4,489,295	80,801,164
		140,349,960
Financials (1.1%)
Sberbank of Russia PJSC	14,593,556	57,511,958
		224,778,714
SOUTH AFRICA (4.3%)
Consumer Discretionary (3.1%)
Naspers Ltd., N Shares	723,940	164,754,256
Materials (1.2%)
Anglo American Platinum Ltd.	453,720	61,960,312
		226,714,568

	Shares or Principal Amount	Value
SOUTH KOREA (3.8%)
Information Technology (1.4%)
Samsung SDI Co. Ltd.	133,408	$77,867,592
Materials (2.4%)
LG Chem Ltd.	151,632	126,580,493
		204,448,085
TAIWAN (10.2%)
Communication Services (0.0%)
Sea Ltd., ADR (a)	3,689	931,620
Information Technology (10.2%)
Hon Hai Precision Industry Co. Ltd.	12,390,000	50,935,862
Taiwan Semiconductor Manufacturing Co. Ltd.	23,322,017	491,152,510
		542,088,372
		543,019,992
UNITED KINGDOM (1.3%)
Materials (1.3%)
Mondi PLC	2,563,640	69,764,948
Total Common Stocks		4,693,507,439
PREFERRED STOCKS (10.7%)
BRAZIL (1.5%)
Financials (1.5%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	18,572,657	80,791,060
SOUTH KOREA (9.2%)
Information Technology (9.2%)
Samsung Electronics Co. Ltd.	7,473,964	490,698,290
Total Preferred Stocks		571,489,350
SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (d)	92,841,462	92,841,462
Total Short-Term Investment		92,841,462
Total Investments (Cost $3,721,712,782) (e)—100.4%		5,357,838,251
Liabilities in Excess of Other Assets—(0.4)%		(23,075,786)
Net Assets—100.0%		$5,334,762,465

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	13

Aberdeen Emerging Markets Sustainable Leaders Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	22.57%	42.28%	10.72%	4.55%
	w/SC2	15.52%	34.07%	9.41%	3.93%
Class C	w/o SC	22.18%	41.39%	9.98%	3.84%
	w/SC3	21.18%	40.39%	9.98%	3.84%
Class R4	w/o SC	22.43%	41.95%	10.42%	4.28%
Institutional Service Class[4]	w/o SC	22.76%	42.63%	11.08%	4.82%
Institutional Class[4]	w/o SC	22.79%	42.77%	11.14%	4.91%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen International Equity Fund to Aberdeen Emerging Markets Sustainable Leaders Fund. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Emerging Markets Sustainable Leaders Fund, the Morgan Stanley Capital International (MSCI) Emerging Markets Index (Net Dividends), the MSCI All Country World ex-US Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ending April 30, 2021. Effective December 1, 2020, the MSCI Emerging Markets Index (Net Dividends) replaced the MSCI All Country Word ex U.S. Index (Net Dividends) as the Fund's primary benchmark in connection with the Fund's change in investment strategy. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI Emerging Markets Index captures large and mid cap representation across 27 Emerging Markets (EM) countries. With 1,424 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. EM countries in the Index are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The MSCI ACWI ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,359 constituents, the index covers approximately 85% of the global equity opportunity set outside the US. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway,Portugal, Singapore, Spain, Sweden, Switzerland and the UK. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India,Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

14	2021 Semi-Annual Report

Aberdeen Emerging Markets Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	88.6%
Preferred Stocks	10.2%
Short-Term Investment	2.1%
Liabilities in Excess of Other Assets	(0.9%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	31.0%*
Financials	18.9%
Consumer Discretionary	17.8%
Industrials	8.8%
Communication Services	5.2%
Materials	4.5%
Health Care	4.4%
Consumer Staples	3.4%
Real Estate	3.4%
Utilities	1.4%
Other	1.2%
100.0%

*	As of April 30, 2021, the Fund's holdings in the Information Technology sector were allocated to Five industries: Semiconductors & Semiconductor Equipment (12.8%), Technology Hardware, Storage & Peripherals (8.7%), Electronic Equipment Instruments & Components (4.6%), Information Technology Services (2.9%) and Software (2.0%).

Top Holdings*
Samsung Electronics Co. Ltd.	8.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.2%
Alibaba Group Holding Ltd.	5.9%
Tencent Holdings Ltd.	4.9%
Naspers Ltd., N Shares	3.8%
Housing Development Finance Corp. Ltd.	2.7%
LONGi Green Energy Technology Co. Ltd., A Shares	2.4%
Sberbank of Russia PJSC, ADR	2.4%
Samsung SDI Co. Ltd.	2.2%
Wuxi Biologics Cayman, Inc.	2.1%
Other	56.7%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
China	32.3%
South Korea	12.9%
Taiwan	10.6%
India	10.1%
Brazil	6.4%
Mexico	4.0%
South Africa	3.8%
Russia	3.4%
Hong Kong	3.4%
United States	2.1%
Other	11.0%
100.0%

2021 Semi-Annual Report	15

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.6%)
BRAZIL (4.9%)
Consumer Discretionary (1.0%)
MercadoLibre, Inc. (a)	1,505	$2,364,325
Health Care (0.5%)
Notre Dame Intermedica Participacoes SA	78,800	1,178,943
Industrials (2.2%)
Rumo SA (a)	747,900	2,753,656
WEG SA	335,080	2,159,618
		4,913,274
Real Estate (1.2%)
Multiplan Empreendimentos Imobiliarios SA	630,800	2,674,372
		11,130,914
CHILE (0.6%)
Financials (0.6%)
Banco Santander Chile, ADR	65,300	1,452,272
CHINA (32.3%)
Communication Services (5.2%)
Autohome, Inc., ADR	7,301	677,021
Tencent Holdings Ltd.	140,600	11,215,942
		11,892,963
Consumer Discretionary (10.6%)
Alibaba Group Holding Ltd. (a)	465,700	13,462,314
Meituan, B Shares (a)(b)	94,400	3,613,092
Midea Group Co. Ltd., A Shares (Stock Connect) (c)	231,729	2,862,027
New Oriental Education & Technology Group, Inc., ADR (a)	120,000	1,831,200
Zhongsheng Group Holdings Ltd.	313,000	2,367,513
		24,136,146
Financials (3.2%)
China Merchants Bank Co. Ltd., H Shares	491,000	3,943,914
Ping An Insurance Group Co. of China Ltd., H Shares	314,500	3,428,762
		7,372,676
Health Care (3.1%)
Hangzhou Tigermed Consulting Co. Ltd., H Shares (a)(b)	116,500	2,282,840
Wuxi Biologics Cayman, Inc. (a)(b)	335,000	4,702,661
		6,985,501
Industrials (4.8%)
Centre Testing International Group Co. Ltd., A Shares (c)	556,580	2,807,449
China Conch Venture Holdings Ltd.	728,500	3,437,283
Sungrow Power Supply Co. Ltd., A Shares (c)	180,642	2,491,925
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,371,800	2,260,277
		10,996,934

	Shares or Principal Amount	Value
Information Technology (4.3%)
GDS Holdings Ltd., ADR (a)	25,500	$2,115,735
Glodon Co. Ltd., A Shares (c)	188,093	2,114,681
LONGi Green Energy Technology Co. Ltd., A Shares (c)	360,804	5,504,074
		9,734,490
Real Estate (1.1%)
China Vanke Co. Ltd., H Shares	686,200	2,399,577
		73,518,287
HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	288,500	3,661,807
Hong Kong Exchanges & Clearing Ltd.	66,300	3,998,621
		7,660,428
INDIA (10.1%)
Consumer Staples (1.0%)
Hindustan Unilever Ltd.	69,000	2,185,024
Financials (3.9%)
Housing Development Finance Corp. Ltd.	188,300	6,165,360
Kotak Mahindra Bank Ltd. (a)	118,400	2,779,674
		8,945,034
Health Care (0.8%)
Syngene International Ltd. (a)(b)	257,300	1,923,870
Information Technology (2.0%)
Tata Consultancy Services Ltd.	109,300	4,479,353
Materials (1.0%)
Asian Paints Ltd.	67,100	2,287,615
Utilities (1.4%)
Power Grid Corp. of India Ltd.	1,081,200	3,212,288
		23,033,184
INDONESIA (1.8%)
Consumer Discretionary (0.7%)
Ace Hardware Indonesia Tbk PT	16,492,300	1,689,067
Financials (1.1%)
Bank Central Asia Tbk PT	1,083,400	2,398,388
		4,087,455
KAZAKHSTAN (1.1%)
Financials (1.1%)
Kaspi.KZ JSC., GDR (b)(f)	30,177	2,565,045
MEXICO (4.0%)
Consumer Staples (1.4%)
Arca Continental SAB de CV	587,300	3,159,887
Financials (1.7%)
Grupo Financiero Banorte SAB de CV, Class O	706,500	4,011,533

See accompanying Notes to Financial Statements.

16	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
MEXICO (continued)
Industrials (0.9%)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	39,500	$1,964,335
		9,135,755
NETHERLANDS (2.1%)
Information Technology (2.1%)
ASM International NV	6,856	2,079,952
ASML Holding NV	4,027	2,614,093
		4,694,045
PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	3,750,500	2,502,163
POLAND (1.6%)
Consumer Discretionary (0.7%)
Allegro.eu SA (a)(b)	108,570	1,664,538
Industrials (0.9%)
InPost SA (a)	100,445	1,914,045
		3,578,583
RUSSIA (3.4%)
Consumer Staples (1.0%)
X5 Retail Group, GDR	76,300	2,342,410
Financials (2.4%)
Sberbank of Russia PJSC, ADR	340,000	5,361,800
		7,704,210
SAUDI ARABIA (1.0%)
Consumer Discretionary (1.0%)
Delivery Hero SE (a)(b)	14,200	2,252,698
SOUTH AFRICA (3.8%)
Consumer Discretionary (3.8%)
Naspers Ltd., N Shares	38,040	8,657,143
SOUTH KOREA (4.2%)
Information Technology (2.2%)
Samsung SDI Co. Ltd.	8,650	5,048,833
Materials (2.0%)
LG Chem Ltd.	5,460	4,557,939
		9,606,772
TAIWAN (10.6%)
Communication Services (0.0%)
Sea Ltd., ADR (a)	158	39,901

	Shares or Principal Amount	Value
Information Technology (10.6%)
Chroma ATE, Inc.	459,000	$3,171,824
Hon Hai Precision Industry Co. Ltd.	524,000	2,154,188
Taiwan Semiconductor Manufacturing Co. Ltd.	887,000	18,679,871
		24,005,883
		24,045,784
TURKEY (1.1%)
Information Technology (1.1%)
Logo Yazilim Sanayi Ve Ticaret AS	129,700	2,535,743
UNITED KINGDOM (1.5%)
Materials (1.5%)
Mondi PLC	128,000	3,483,295
Total Common Stocks		201,643,776
PREFERRED STOCKS (10.2%)
BRAZIL (1.5%)
Financials (1.5%)
Banco Bradesco SA, ADR, Preferred Shares, 1.94%	764,401	3,325,144
SOUTH KOREA (8.7%)
Information Technology (8.7%)
Samsung Electronics Co. Ltd.	301,700	19,807,919
Total Preferred Stocks		23,133,063
SHORT-TERM INVESTMENT (2.1%)
UNITED STATES (2.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (d)	4,848,528	4,848,528
Total Short-Term Investment		4,848,528
Total Investments (Cost $207,679,946) (e)—100.9%		229,625,367
Liabilities in Excess of Other Assets—(0.9)%		(2,108,484)
Net Assets—100.0%		$227,516,883

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(e)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
(f)	Illiquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	17

Aberdeen Global Equity Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	27.10%	43.50%	11.81%	6.32%
	w/SC1	19.76%	35.29%	10.49%	5.69%
Class C	w/o SC	26.65%	42.44%	11.08%	5.63%
	w/SC2	25.65%	41.44%	11.08%	5.63%
Class R3	w/o SC	26.87%	42.95%	11.40%	5.99%
Institutional Service Class[3,4]	w/o SC	27.22%	43.84%	12.10%	6.64%
Institutional Class[3]	w/o SC	27.27%	43.89%	12.16%	6.67%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	A 5.75% front-end sales charge was deducted.
2	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
3	Not subject to any sales charges.
4	Returns before the first offering of the Institutional Service Class (December 19, 2011) are based on the previous performance of the Fund's Class A shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what the Institutional Service Class would have produced because both classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses of the classes.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Global Equity Fund, Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended

April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 2,986 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

18	2021 Semi-Annual Report

Aberdeen Global Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	98.2%
Short-Term Investment	1.8%
Other Assets in Excess of Liabilities	–%
100.0%

Amounts listed as "–" are 0% or round to 0%.

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	20.1%
Consumer Staples	19.0%
Health Care	17.2%
Consumer Discretionary	12.4%
Financials	12.1%
Communication Services	6.4%
Materials	5.1%
Industrials	4.9%
Real Estate	1.0%
Other	1.8%
100.0%

Top Holdings*
Microsoft Corp.	4.1%
Visa, Inc., Class A	3.7%
Alphabet, Inc., Class A	3.6%
AIA Group Ltd.	3.4%
Diageo PLC	3.1%
Amazon.com, Inc.	3.1%
Nestle SA	3.1%
Intercontinental Exchange, Inc.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.9%
Boston Scientific Corp.	2.9%
Other	67.1%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	47.3%
United Kingdom	11.8%
Netherlands	5.2%
Switzerland	5.0%
France	4.8%
Japan	4.3%
Hong Kong	3.4%
Australia	3.0%
Taiwan	2.9%
China	2.8%
Other	9.5%
100.0%

2021 Semi-Annual Report	19

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.2%)
AUSTRALIA (3.0%)
Health Care (2.0%)
CSL Ltd.	2,800	$584,905
Real Estate (1.0%)
Goodman Group, REIT	21,200	309,150
		894,055
BRAZIL (1.1%)
Consumer Staples (1.1%)
Raia Drogasil SA	66,500	321,969
CHINA (2.8%)
Communication Services (2.8%)
Tencent Holdings Ltd.	10,700	853,560
DENMARK (2.7%)
Health Care (2.7%)
Genmab AS (a)	1,400	513,747
Novo Nordisk AS, Class B	4,200	309,823
		823,570
FRANCE (4.8%)
Consumer Discretionary (2.8%)
LVMH Moet Hennessy Louis Vuitton SE	1,100	828,685
Industrials (2.0%)
Schneider Electric SE	3,800	606,312
		1,434,997
HONG KONG (3.4%)
Financials (3.4%)
AIA Group Ltd.	81,100	1,029,367
INDIA (1.8%)
Financials (1.8%)
Housing Development Finance Corp. Ltd.	16,300	533,698
JAPAN (4.3%)
Information Technology (2.9%)
Keyence Corp.	1,800	864,095
Materials (1.4%)
Shin-Etsu Chemical Co. Ltd.	2,600	438,885
		1,302,980
NETHERLANDS (5.2%)
Consumer Staples (2.6%)
Heineken NV	6,900	800,396
Information Technology (2.6%)
ASML Holding NV	1,200	778,970
		1,579,366

	Shares or Principal Amount	Value
SINGAPORE (2.0%)
Financials (2.0%)
Oversea-Chinese Banking Corp. Ltd.	67,017	$612,638
SWEDEN (1.9%)
Industrials (1.9%)
Atlas Copco AB, A Shares	9,400	570,016
SWITZERLAND (5.0%)
Consumer Staples (3.0%)
Nestle SA	7,700	918,846
Health Care (2.0%)
Roche Holding AG	1,800	587,080
		1,505,926
TAIWAN (2.9%)
Information Technology (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,600	887,224
UNITED KINGDOM (11.8%)
Consumer Staples (3.1%)
Diageo PLC	21,100	947,208
Health Care (6.5%)
Abcam PLC (a)	24,800	523,340
AstraZeneca PLC	7,400	787,685
Dechra Pharmaceuticals PLC	6,100	339,840
Genus PLC	4,300	301,997
		1,952,862
Materials (2.2%)
Croda International PLC	7,140	667,018
		3,567,088
UNITED STATES (45.5%)
Communication Services (3.6%)
Alphabet, Inc., Class A (a)	460	1,082,610
Consumer Discretionary (9.6%)
Amazon.com, Inc. (a)	270	936,204
Booking Holdings, Inc. (a)	180	443,894
NIKE, Inc., Class B	5,700	755,934
TJX Cos., Inc. (The)	10,800	766,800
		2,902,832
Consumer Staples (9.2%)
Costco Wholesale Corp.	1,690	628,832
Estee Lauder Cos., Inc. (The), Class A	2,600	815,880
PepsiCo, Inc.	5,050	728,008
Procter & Gamble Co. (The)	4,600	613,732
		2,786,452

See accompanying Notes to Financial Statements.

20	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Financials (4.9%)
CME Group, Inc.	2,800	$565,572
Intercontinental Exchange, Inc.	7,700	906,367
		1,471,939
Health Care (4.0%)
AbbVie, Inc.	2,900	323,350
Boston Scientific Corp. (a)	20,200	880,720
		1,204,070
Industrials (1.0%)
Deere & Co.	820	304,097
Information Technology (11.7%)
Autodesk, Inc. (a)	1,900	554,629
Fidelity National Information Services, Inc.	4,000	611,600
Microsoft Corp.	4,900	1,235,682
Visa, Inc., Class A	4,800	1,121,088
		3,522,999
Materials (1.5%)
Linde PLC	1,600	457,344
		13,732,343
Total Common Stocks		29,648,797

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (1.8%)
UNITED STATES (1.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (b)	544,482	$544,482
Total Short-Term Investment		544,482
Total Investments (Cost $20,590,893) (c)—100.0%		30,193,279
Other Assets in Excess of Liabilities—0.0%		4,679
Net Assets—100.0%		$30,197,958

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	21

Aberdeen Global Infrastructure Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	26.49%	35.69%	10.01%	N.A.
	w/SC2	19.22%	27.90%	8.72%	N.A.
Institutional Class[3]	w/o SC	26.69%	36.02%	10.29%	7.93%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Global Infrastructure Fund, Morgan Stanley Capital International All Country World Index (MSCI ACWI) (Net Dividends), S&P Global Infrastructure Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI captures large and mid cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 2,986 constituents, the index covers approximately 85% of the global investable equity opportunity set. DM countries in the Index are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the US. EM countries in the Index are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

S&P Global Infrastructure Index is a total return index that is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. Net Total Return (NTR) indexes include reinvestments of all dividends minus taxes.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

22	2021 Semi-Annual Report

Aberdeen Global Infrastructure Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	96.1%
Short-Term Investment	3.7%
Other Assets in Excess of Liabilities	0.2%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Industrials	33.7%*
Utilities	29.6%**
Communication Services	16.8%
Energy	7.4%
Real Estate	5.8%
Materials	2.0%
Consumer Discretionary	0.8%
Other	3.9%
100.0%

*	As of April 30, 2021, the Fund's holdings in the Industrials sector were allocated to four industries: Transportation Infrastructure (14.3%), Road & Rail (9.7%), Construction & Engineering (7.5%) and Commercial Services & Supplies (2.2%).
**	As of April 30, 2021, the Fund's holdings in the Utilities sector were allocated to five industries: Multi-Utilities (9.6%), Electric Utilities (9.2%), Independent Power & Renewable Electricity Producers (8.1%), Gas Utilities (1.9%) and Water Utilities (0.8%).

Top Holdings*
Cellnex Telecom SA	3.5%
Ferrovial SA	3.0%
Enbridge, Inc.	2.7%
EDP Renovaveis SA	2.6%
CCR SA	2.5%
American Tower Corp., REIT	2.5%
Kansas City Southern	2.4%
Kinder Morgan, Inc.	2.4%
Vinci SA	2.4%
Enel SpA	2.4%
Other	73.6%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	39.9%
Spain	7.8%
France	6.9%
Brazil	5.9%
Italy	5.9%
Germany	4.9%
China	4.2%
Canada	4.1%
United Kingdom	3.5%
Mexico	3.4%
Other	13.5%
100.0%

2021 Semi-Annual Report	23

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (96.1%)
ARGENTINA (1.6%)
Industrials (1.0%)
Corp. America Airports SA (a)(b)	93,025	$536,754
Materials (0.6%)
Loma Negra Cia Industrial Argentina SA, ADR	55,800	326,430
		863,184
BRAZIL (5.9%)
Communication Services (1.0%)
Telefonica Brasil SA, ADR	63,800	505,934
Industrials (3.9%)
CCR SA	592,200	1,312,596
Rumo SA (a)	210,100	773,557
		2,086,153
Utilities (1.0%)
Omega Geracao SA (a)	74,000	534,016
		3,126,103
CANADA (4.1%)
Energy (2.8%)
Enbridge, Inc.	37,600	1,450,284
Industrials (1.3%)
Canadian Pacific Railway Ltd.	1,900	708,947
		2,159,231
CHINA (4.2%)
Industrials (3.4%)
China Everbright Environment Group Ltd.	800,333	503,093
COSCO SHIPPING Ports Ltd.	881,775	740,685
Zhejiang Expressway Co. Ltd., Class H	626,100	544,239
		1,788,017
Utilities (0.8%)
Beijing Enterprises Water Group Ltd.	1,154,000	440,753
		2,228,770
FRANCE (6.9%)
Industrials (3.7%)
Eiffage SA (a)	6,000	657,225
Vinci SA	11,600	1,272,864
		1,930,089
Utilities (3.2%)
Engie SA (a)	50,900	758,178
Veolia Environnement SA	29,800	950,472
		1,708,650
		3,638,739
GERMANY (4.9%)
Communication Services (1.1%)
Vantage Towers AG (a)	19,145	592,920

	Shares or Principal Amount	Value
Industrials (1.4%)
Fraport AG Frankfurt Airport Services Worldwide (a)	10,900	$722,955
Utilities (2.4%)
RWE AG	32,700	1,241,679
		2,557,554
INDONESIA (2.1%)
Communication Services (2.1%)
Sarana Menara Nusantara Tbk PT	6,482,600	511,317
Tower Bersama Infrastructure Tbk PT	3,115,700	600,684
		1,112,001
ITALY (5.9%)
Communication Services (0.9%)
Infrastrutture Wireless Italiane SpA (c)	43,400	506,368
Industrials (1.2%)
Atlantia SpA (a)	32,600	635,544
Materials (1.4%)
Buzzi Unicem SpA	27,100	723,079
Utilities (2.4%)
Enel SpA	126,200	1,253,081
		3,118,072
JAPAN (0.8%)
Industrials (0.8%)
East Japan Railway Co.	6,100	417,775
LUXEMBOURG (1.2%)
Communication Services (1.2%)
SES SA, ADR	85,900	651,171
MALAYSIA (1.1%)
Industrials (1.1%)
Malaysia Airports Holdings Bhd	406,900	594,253
MEXICO (3.4%)
Industrials (1.5%)
Promotora y Operadora de Infraestructura SAB de CV	101,700	782,543
Utilities (1.9%)
Infraestructura Energetica Nova SAB de CV (a)	232,300	997,685
		1,780,228
NETHERLANDS (1.0%)
Communication Services (1.0%)
Koninklijke KPN NV	159,100	548,833
NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	28,600	509,508
PHILIPPINES (1.9%)
Industrials (1.9%)
International Container Terminal Services, Inc.	370,000	998,205

See accompanying Notes to Financial Statements.

24	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Global Infrastructure Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
PORTUGAL (2.6%)
Utilities (2.6%)
EDP Renovaveis SA	56,500	$1,346,315
SPAIN (7.8%)
Communication Services (3.5%)
Cellnex Telecom SA (c)	32,214	1,822,154
Industrials (4.3%)
Aena SME SA (a)(c)	4,000	695,182
Ferrovial SA	55,682	1,580,868
		2,276,050
		4,098,204
UNITED KINGDOM (3.5%)
Communication Services (1.6%)
Vodafone Group PLC	448,900	847,164
Utilities (1.9%)
National Grid PLC, ADR	16,200	1,020,276
		1,867,440
UNITED STATES (36.2%)
Communication Services (3.4%)
DISH Network Corp., Class A (a)	15,200	680,808
Shenandoah Telecommunications Co.	5,400	255,204
T-Mobile US, Inc. (a)	6,400	845,632
		1,781,644
Consumer Discretionary (0.8%)
TravelCenters of America, Inc. (a)	16,100	442,589
Energy (4.6%)
Kinder Morgan, Inc.	75,100	1,280,455
Williams Cos., Inc. (The)	47,600	1,159,536
		2,439,991
Industrials (8.2%)
Dycom Industries, Inc. (a)	4,800	450,288
Kansas City Southern	4,400	1,285,724
Norfolk Southern Corp.	4,200	1,172,808
Union Pacific Corp.	3,300	732,897
Waste Connections, Inc.	5,700	678,927
		4,320,644

	Shares or Principal Amount	Value
Real Estate (5.8%)
American Tower Corp., REIT	5,100	$1,299,327
CoreCivic, Inc., REIT	49,100	381,507
Crown Castle International Corp., REIT	6,400	1,209,984
GEO Group, Inc. (The), REIT (b)	27,800	153,178
		3,043,996
Utilities (13.4%)
American Electric Power Co., Inc. (d)	7,900	700,809
Atlantica Sustainable Infrastructure PLC	25,400	979,170
Clearway Energy, Inc., Class C	24,500	702,905
CMS Energy Corp.	16,900	1,088,191
Evergy, Inc.	14,900	953,153
FirstEnergy Corp.	24,400	925,248
NextEra Energy, Inc.	12,800	992,128
Vistra Corp.	41,400	698,418
		7,040,022
		19,068,886
Total Common Stocks		50,684,472
SHORT-TERM INVESTMENT (3.7%)
UNITED STATES (3.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (e)	1,950,101	1,950,101
Total Short-Term Investment		1,950,101
Total Investments (Cost $41,568,252) (f)—99.8%		52,634,573
Other Assets in Excess of Liabilities—0.2%		89,395
Net Assets—100.0%		$52,723,968

(a)	Non-income producing security.
(b)	All or a portion of the securities are on loan. The total value of all securities on loan is $686,139. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for unrealized depreciation on forward foreign currency contracts.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
United States Dollar/Hong Kong Dollar 07/14/2021	Citibank N.A.	USD1,798,586	HKD 14,000,000	$1,802,657	$(4,071)

*  Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	25

Aberdeen International Real Estate Equity Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	18.90%	21.14%	4.27%	N.A.
	w/SC2	12.04%	14.15%	3.04%	N.A.
Institutional Class[3]	w/o SC	19.03%	21.47%	4.52%	0.48%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen International Real Estate Equity Fund, the Morgan Stanley Capital International (MSCI) EAFE Index (Net Dividends), FTSE EPRA/NAREIT Global ex US Index (Net

Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 Developed Markets countries around the world, excluding the US and Canada. With 844 constituents, the index covers approximately 85% of the free float adjusted market capitalization in each country. Developed Markets countries in the MSCI EAFE Index include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.

FTSE EPRA/NAREIT Global ex-U.S. Index is a total return index that is designed to represent general trends in eligible real estate equities outside the United States.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

26	2021 Semi-Annual Report

Aberdeen International Real Estate Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	98.6%
Short-Term Investment	–%
Other Assets in Excess of Liabilities	1.4%
100.0%

Amounts listed as "–" are 0% or round to 0%.

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Sub-Industries	As a Percentage of Net Assets
Diversified Real Estate Activities	17.8%
Real Estate Operating Companies	16.5%
Office REITs	15.1%
Real Estate Development	13.6%
Industrial REITs	9.9%
Diversified REITs	8.7%
Retail REITs	7.7%
Specialized REITs	4.7%
Residential REITs	1.6%
Hotels, Resorts & Cruise Lines	1.2%
Other	3.2%
100.0%

Top Holdings*
Vonovia SE	6.4%
Mitsui Fudosan Co. Ltd., REIT	5.0%
Sun Hung Kai Properties Ltd.	5.0%
Segro PLC	3.0%
Nippon Building Fund, Inc., REIT	2.9%
Instone Real Estate Group AG	2.6%
Link REIT	2.6%
Prologis, Inc., REIT	2.5%
Tokyu Fudosan Holdings Corp.	2.3%
CapitaLand Ltd.	2.2%
Other	65.5%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
Japan	21.8%
Hong Kong	13.3%
Germany	13.1%
China	9.5%
United States	7.9%
Singapore	6.6%
Australia	6.3%
United Kingdom	5.4%
Sweden	3.9%
Canada	3.1%
Other	9.1%
100.0%

2021 Semi-Annual Report	27

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.6%)
AUSTRALIA (6.3%)
Real Estate (6.3%)
Charter Hall Group	24,067	$259,978
Dexus, REIT	54,292	426,181
GDI Property Group, REIT	208,372	170,877
Lendlease Corp., Ltd.	15,856	154,940
Mirvac Group, REIT	193,131	400,171
		1,412,147
BRAZIL (0.5%)
Consumer Discretionary (0.5%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,048	108,500
CANADA (3.1%)
Real Estate (3.1%)
Allied Properties Real Estate Investment Trust	9,578	332,345
Canadian Apartment Properties, REIT	8,056	358,117
		690,462
CHINA (9.5%)
Industrials (0.4%)
Times Neighborhood Holdings Ltd.	101,000	77,689
Real Estate (9.1%)
China Overseas Land & Investment Ltd.	50,629	128,135
China Resources Land Ltd.	67,971	318,245
KWG Living Group Holdings Ltd. (a)	155,000	158,846
Logan Group Co., Ltd.	289,273	459,498
Longfor Group Holdings Ltd. (b)	18,068	112,229
Sunac China Holdings Ltd.	103,014	399,567
Times China Holdings Ltd.	324,312	461,591
		2,038,111
		2,115,800
GERMANY (13.1%)
Real Estate (13.1%)
alstria office REIT-AG	14,527	260,103
Deutsche Wohnen SE	5,278	285,533
Instone Real Estate Group AG (a)(b)	19,441	578,046
TAG Immobilien AG	11,839	366,134
Vonovia SE	21,791	1,431,771
		2,921,587
HONG KONG (13.3%)
Real Estate (13.3%)
ESR Cayman Ltd. (a)(b)(c)	115,549	394,623
Link REIT	60,461	570,332
Shimao Group Holdings Ltd.	161,704	467,089
Sino Land Co. Ltd.	30,000	44,569
Sun Hung Kai Properties Ltd.	73,811	1,110,291
Swire Properties Ltd.	132,000	393,908
		2,980,812

	Shares or Principal Amount	Value
JAPAN (21.8%)
Real Estate (21.8%)
Canadian Solar Infrastructure Fund, Inc., UNIT	137	$161,833
CRE Logistics REIT, Inc., REIT	207	342,556
Daiwa Office Investment Corp., REIT	43	310,726
Invincible Investment Corp., REIT	607	218,137
Japan Excellent, Inc.	233	325,813
Kenedix Retail REIT Corp., REIT	90	230,523
LaSalle Logiport REIT	70	113,599
Mitsui Fudosan Co. Ltd., REIT	51,850	1,127,182
Mitsui Fudosan Logistics Park, Inc., REIT	46	238,086
Nippon Building Fund, Inc., REIT	100	656,299
Sankei Real Estate, Inc., REIT	170	189,621
Tokyu Fudosan Holdings Corp.	92,600	515,405
United Urban Investment Corp.	302	450,845
		4,880,625
MEXICO (2.2%)
Real Estate (2.2%)
Corp Inmobiliaria Vesta SAB de CV, REIT	111,276	217,861
Prologis Property Mexico SA de CV, REIT	124,330	268,214
		486,075
NETHERLANDS (0.8%)
Real Estate (0.8%)
Unibail-Rodamco-Westfield (a)	2,214	182,327
PHILIPPINES (1.1%)
Real Estate (1.1%)
Ayala Land, Inc.	279,392	186,398
Megaworld Corp.	1,019,705	66,576
		252,974
SINGAPORE (6.6%)
Real Estate (6.6%)
Ascendas India Trust, UNIT	226,500	241,328
CapitaLand Integrated Commercial Trust, REIT	270,600	436,576
CapitaLand Ltd.	173,600	483,938
Lendlease Global Commercial REIT	499,800	305,606
		1,467,448
SOUTH KOREA (0.7%)
Real Estate (0.7%)
ESR Kendall Square REIT Co. Ltd. (a)	27,246	157,805
SPAIN (2.4%)
Real Estate (2.4%)
Inmobiliaria Colonial Socimi SA, REIT	38,748	393,078
Merlin Properties Socimi SA	13,161	145,460
		538,538

See accompanying Notes to Financial Statements.

28	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen International Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SWEDEN (3.9%)
Consumer Discretionary (1.2%)
Pandox AB (a)	15,009	$262,062
Real Estate (2.7%)
Catena AB	2,557	123,900
Fabege AB	14,578	217,347
Kungsleden AB	21,952	255,228
		596,475
		858,537
UNITED KINGDOM (5.4%)
Real Estate (5.4%)
Land Securities Group PLC	24,390	243,050
LondonMetric Property PLC, REIT	92,414	287,948
Segro PLC	48,743	677,166
South Asian Real Estate Pvt. Ltd. (a)(b)(c)(d)	2,000,000	–
		1,208,164
UNITED STATES (7.9%)
Real Estate (7.9%)
Alexandria Real Estate Equities, Inc.	1,775	321,452
Digital Realty Trust, Inc.	2,721	419,878
Equinix, Inc., REIT	650	468,494
Prologis, Inc., REIT	4,834	563,306
		1,773,130
Total Common Stocks		22,034,931

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (e)	2,841	$2,841
Total Short-Term Investment		2,841
Total Investments (Cost $31,713,002) (f)—98.6%		22,037,772
Other Assets in Excess of Liabilities—1.4%		322,558
Net Assets—100.0%		$22,360,330

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	Fair Value is determined pursuant to procedures approved by the Fund's Board of Trustees. See Note 2(a) of the accompanying Notes to Financial Statements for inputs used.
(e)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Appreciation
United States Dollar/Japanese Yen
05/06/2021	Societe Generale	USD61,786	JPY6,732,433	$61,602	$184

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	29

Aberdeen International Small Cap Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	24.78%	58.57%	14.51%	9.65%
	w/SC2	17.61%	49.44%	13.16%	9.01%
Class C	w/o SC	24.41%	57.53%	13.77%	8.91%
	w/SC3	23.41%	56.53%	13.77%	8.91%
Class R4	w/o SC	24.58%	58.09%	14.15%	9.33%
Institutional Class[4]	w/o SC	24.99%	59.16%	14.90%	10.01%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 29, 2016. Performance information for periods prior to February 29, 2016 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen International Small Cap Fund, Morgan Stanley Capital Index (MSCI) All Country World (ACWI) ex-USA Small Cap Index (Net Dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries. With 4,419 constituents, the index covers approximately 14% of the global equity opportunity set outside the US. DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK. EM countries include: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

30	2021 Semi-Annual Report

Aberdeen International Small Cap Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	94.6%
Short-Term Investment	4.5%
Other Assets in Excess of Liabilities	0.9%
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Industrials	23.6%
Health Care	21.8%
Consumer Discretionary	17.5%
Information Technology	15.1%
Consumer Staples	8.2%
Financials	3.2%
Communication Services	2.9%
Real Estate	1.2%
Materials	1.1%
Other	5.4%
100.0%

Top Holdings*
CyberArk Software Ltd.	3.5%
Interparfums SA	3.4%
Dino Polska SA	3.4%
Dechra Pharmaceuticals PLC	3.3%
Hypoport SE	3.3%
Genus PLC	3.2%
Brunello Cucinelli SpA	3.2%
Kornit Digital Ltd.	3.1%
Nova Measuring Instruments Ltd.	3.1%
Nabtesco Corp.	2.9%
Other	67.6%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
Israel	12.6%
United Kingdom	10.9%
Japan	9.2%
United States	7.4%
India	6.9%
Switzerland	4.8%
Germany	4.7%
Taiwan	4.2%
China	4.2%
Brazil	4.1%
Other	31.0%
100.0%

2021 Semi-Annual Report	31

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.6%)
AUSTRALIA (3.5%)
Consumer Discretionary (1.5%)
ARB Corp. Ltd.	105,700	$3,171,244
Information Technology (2.0%)
Altium Ltd.	183,800	4,191,684
		7,362,928
BRAZIL (4.1%)
Consumer Discretionary (4.1%)
Afya Ltd., Class A (a)	246,100	5,515,101
Arezzo Industria e Comercio SA	235,900	3,285,286
		8,800,387
CANADA (4.0%)
Consumer Staples (1.4%)
Jamieson Wellness, Inc. (b)	97,900	3,072,840
Industrials (2.6%)
Ritchie Bros Auctioneers, Inc.	86,300	5,489,808
		8,562,648
CHINA (4.2%)
Consumer Discretionary (4.2%)
Baozun, Inc., Class A (a)	415,600	4,833,897
China Education Group Holdings Ltd.	1,717,000	4,145,220
		8,979,117
DENMARK (2.5%)
Information Technology (2.5%)
SimCorp A/S	39,700	5,249,109
FRANCE (3.4%)
Consumer Staples (3.4%)
Interparfums SA (a)	104,809	7,245,379
GERMANY (4.7%)
Communication Services (1.5%)
CTS Eventim AG & Co. KGaA (a)	46,300	3,195,631
Financials (3.2%)
Hypoport SE (a)	11,500	6,930,439
		10,126,070
HONG KONG (2.3%)
Industrials (2.3%)
Kerry Logistics Network Ltd.	1,606,900	4,823,367
INDIA (6.9%)
Communication Services (1.4%)
Affle India Ltd. (a)	40,800	3,036,478

	Shares or Principal Amount	Value
Health Care (5.5%)
Sanofi India Ltd.	54,200	$5,512,072
Syngene International Ltd. (a)(b)	823,600	6,158,178
		11,670,250
		14,706,728
INDONESIA (2.9%)
Consumer Discretionary (1.7%)
Ace Hardware Indonesia Tbk PT	35,410,600	3,626,594
Real Estate (1.2%)
Pakuwon Jati Tbk PT (a)	70,410,900	2,580,122
		6,206,716
ISRAEL (12.6%)
Consumer Discretionary (2.8%)
Maytronics Ltd.	295,800	6,023,212
Industrials (3.2%)
Kornit Digital Ltd. (a)	68,400	6,686,784
Information Technology (6.6%)
CyberArk Software Ltd. (a)	53,200	7,474,600
Nova Measuring Instruments Ltd. (a)	69,974	6,603,447
		14,078,047
		26,788,043
ITALY (3.2%)
Consumer Discretionary (3.2%)
Brunello Cucinelli SpA (a)	132,300	6,734,501
JAPAN (9.2%)
Health Care (2.5%)
Asahi Intecc Co. Ltd.	194,600	5,238,022
Industrials (6.7%)
Nabtesco Corp.	138,800	6,245,934
Nihon M&A Center, Inc.	158,100	4,130,322
TechnoPro Holdings, Inc.	54,000	3,971,219
		14,347,475
		19,585,497
MEXICO (1.3%)
Industrials (1.3%)
Grupo Aeroportuario del Sureste SAB de CV, Class B (a)	164,400	2,784,014
POLAND (3.4%)
Consumer Staples (3.4%)
Dino Polska SA (a)(b)	111,100	7,208,054
ROMANIA (2.5%)
Information Technology (2.5%)
Endava PLC, ADR (a)	58,900	5,332,806

See accompanying Notes to Financial Statements.

32	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen International Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
SOUTH KOREA (1.1%)
Materials (1.1%)
Chunbo Co. Ltd.	7,207	$1,175,304
Hansol Chemical Co. Ltd.	5,731	1,275,159
		2,450,463
SWITZERLAND (4.8%)
Health Care (2.8%)
Tecan Group AG	12,200	5,944,883
Industrials (2.0%)
VAT Group AG (b)	14,900	4,254,905
		10,199,788
TAIWAN (4.2%)
Industrials (2.7%)
Voltronic Power Technology Corp.	129,000	5,863,078
Information Technology (1.5%)
Chroma ATE, Inc.	451,000	3,116,541
		8,979,619
UNITED KINGDOM (10.9%)
Health Care (8.1%)
Abcam PLC (a)	157,700	3,327,854
Dechra Pharmaceuticals PLC	126,000	7,019,654
Genus PLC	98,429	6,912,843
		17,260,351
Industrials (2.8%)
Rotork PLC	772,700	3,672,643
Ultra Electronics Holdings PLC	80,157	2,239,431
		5,912,074
		23,172,425

	Shares or Principal Amount	Value
UNITED STATES (2.9%)
Health Care (2.9%)
Inmode Ltd. (a)	71,500	$6,172,595
Total Common Stocks		201,470,254
SHORT-TERM INVESTMENT (4.5%)
UNITED STATES (4.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	9,660,487	9,660,487
Total Short-Term Investment		9,660,487
Total Investments (Cost $156,996,435) (d)—99.1%		211,130,741
Other Assets in Excess of Liabilities—0.9%		1,984,043
Net Assets—100.0%		$213,114,784

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	33

Aberdeen Realty Income & Growth Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	28.53%	33.47%	7.66%	N.A.
	w/SC2	21.11%	25.83%	6.39%	N.A.
Institutional Class[3]	w/o SC	28.63%	33.92%	7.93%	8.92%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

$4,000,000
$3,500,000
$3,000,000
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
04/11
04/12
04/13
04/14
04/15
04/16
04/17
04/18
04/19
04/20
04/21
$3,763,687
$2,400,683
$2,350,431
$1,187,403
Institutional Class
S&P 500 Index
MSCI US REIT Index Gross
CPI

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Realty Income & Growth Fund, the Morgan Stanley Capital International (MSCI) US REIT Index, the S&P 500® Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses or sales charges. Investors cannot invest directly in market indexes.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (REITs). The index is based on the MSCI USA Investable Market Index (IMI), its parent index, which captures the large, mid and small cap segments of the USA market. With 138 constituents, it represents about 99% of the US REIT universe and securities are classified under the Equity REITs Industry (under the Real Estate Sector) according to the Global Industry Classification Standard (GICS®), have core real estate exposure (i.e., only selected Specialized REITs are eligible) and carry REIT tax status. This index reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits.

The S&P 500® Index represents large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available U.S. market capitalization.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

34	2021 Semi-Annual Report

Aberdeen Realty Income & Growth Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	99.5%
Short-Term Investment	–%
Other Assets in Excess of Liabilities	0.5%
100.0%

Amounts listed as "–" are 0% or round to 0%.

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Sub - Industries	As a Percentage of Net Assets
Specialized REITs	22.6%
Retail REITs	17.8%
Residential REITs	16.8%
Industrial REITs	13.4%
Office REITs	9.5%
Health Care REITs	8.8%
Hotel & Resort REITs	8.4%
Diversified REITs	2.2%
Other	0.5%
100.0%

Top Holdings*
Prologis, Inc., REIT	9.4%
Equinix, Inc., REIT	6.1%
Welltower, Inc.	4.8%
Simon Property Group, Inc., REIT	4.5%
Public Storage	4.1%
Realty Income Corp., REIT	4.0%
Equity Residential, REIT	3.6%
Digital Realty Trust, Inc., REIT	3.3%
Invitation Homes, Inc.	3.2%
AvalonBay Communities, Inc.	3.1%
Other	53.9%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	99.5%
Other	0.5%
100.0%

2021 Semi-Annual Report	35

Statement of Investments

April 30, 2021 (Unaudited)

Aberdeen Realty Income & Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)
UNITED STATES (99.5%)
Diversified REITs (2.2%)
Empire State Realty Trust, Inc.	38,796	$441,887
STORE Capital Corp.	20,827	745,398
		1,187,285
Health Care REITs (8.8%)
Omega Healthcare Investors, Inc.	20,396	775,048
Ventas, Inc.	24,925	1,382,341
Welltower, Inc.	34,436	2,583,733
		4,741,122
Hotel & Resort REITs (8.4%)
DiamondRock Hospitality Co. (a)	90,941	947,605
Host Hotels & Resorts, Inc. (a)	83,268	1,512,147
MGM Growth Properties LLC	29,797	1,073,288
Sunstone Hotel Investors, Inc. (a)	77,045	1,013,912
		4,546,952
Industrial REITs (13.4%)
Duke Realty Corp.	24,129	1,122,481
Prologis, Inc.	43,384	5,055,537
STAG Industrial, Inc.	27,652	1,009,575
		7,187,593
Office REITs (9.5%)
Alexandria Real Estate Equities, Inc.	7,730	1,399,903
Boston Properties, Inc.	9,897	1,082,237
Cousins Properties, Inc.	24,224	888,294
Highwoods Properties, Inc.	17,738	794,485
Hudson Pacific Properties, Inc.	14,933	419,766
Vornado Realty Trust	11,609	531,112
		5,115,797
Residential REITs (16.8%)
American Homes 4 Rent	25,656	950,298
AvalonBay Communities, Inc.	8,736	1,677,312
Equity LifeStyle Properties, Inc.	3,895	270,313
Equity Residential	25,936	1,925,229
Invitation Homes, Inc.	49,197	1,724,847
Sun Communities, Inc.	9,194	1,533,835
UDR, Inc.	20,373	946,326
		9,028,160
Retail REITs (17.8%)
Agree Realty Corp.	10,639	748,560
Brixmor Property Group, Inc.	40,026	894,181
Kimco Realty Corp.	47,525	998,025
National Retail Properties, Inc.	23,095	1,072,070
Realty Income Corp.	30,775	2,128,091
Simon Property Group, Inc.	19,893	2,421,774
SITE Centers Corp.	46,723	689,164
Spirit Realty Capital, Inc.	13,090	622,299
		9,574,164

	Shares or Principal Amount	Value
Specialized REITs (22.6%)
American Tower Corp.	2,238	$570,175
Digital Realty Trust, Inc.	11,692	1,804,192
Equinix, Inc., REIT	4,585	3,304,685
Extra Space Storage, Inc.	8,292	1,232,937
Gaming and Leisure Properties, Inc.	27,012	1,255,788
Life Storage, Inc.	8,855	850,611
Public Storage	7,791	2,190,518
Sabra Health Care REIT, Inc.	26,860	488,046
SBA Communications Corp.	1,619	485,247
		12,182,199
		53,563,272
Total Common Stocks		53,563,272
SHORT-TERM INVESTMENT (0.0%)
UNITED STATES (0.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (b)	3,899	3,899
Total Short-Term Investment		3,899
Total Investments (Cost $37,905,740) (c)—99.5%		53,567,171
Other Assets in Excess of Liabilities—0.5%		255,635
Net Assets—100.0%		$53,822,806

(a)	Non-income producing security.
(b)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

REIT    Real Estate Investment Trust

See accompanying Notes to Financial Statements.

36	2021 Semi-Annual Report

Aberdeen U.S. Small Cap Equity Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	39.63%	65.83%	15.46%	13.25%
	w/SC1	31.59%	56.31%	14.10%	12.59%
Class C	w/o SC	39.23%	64.78%	14.68%	12.48%
	w/SC2	38.23%	63.78%	14.68%	12.48%
Class R3	w/o SC	39.49%	65.28%	15.08%	12.95%
Institutional Service Class[3]	w/o SC	39.85%	66.27%	15.78%	13.58%
Institutional Class[3]	w/o SC	39.90%	66.41%	15.82%	13.62%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	A 5.75% front-end sales charge was deducted.
2	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
3	Not subject to any sales charges.

Performance of a $1,000,000 Investment (as of April 30, 2021)

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen U.S. Small Cap Equity Fund, the

Russell 2000® Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 2000® Index measures performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and it represents approximately 8% of the U.S. market. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Index is constructed to provide a comprehensive and unbiased barometer for the small-cap segment and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report	37

Aberdeen U.S. Small Cap Equity Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	97.8%
Short-Term Investment	2.3%
Liabilities in Excess of Other Assets	(0.1%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Industrials	22.5%
Information Technology	18.8%
Financials	15.9%
Health Care	13.8%
Consumer Discretionary	11.1%
Consumer Staples	7.4%
Materials	5.1%
Communication Services	1.9%
Real Estate	1.3%
Other	2.2%
100.0%

Top Holdings*
Atkore, Inc.	2.8%
Medpace Holdings, Inc.	2.7%
Kaiser Aluminum Corp.	2.5%
Perficient, Inc.	2.5%
First Interstate BancSystem, Inc., Class A	2.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2.4%
LCI Industries	2.4%
RBC Bearings, Inc.	2.3%
Werner Enterprises, Inc.	2.3%
PJT Partners, Inc., Class A	2.3%
Other	75.3%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	89.4%
Canada	3.3%
Israel	3.2%
India	2.1%
Singapore	2.1%
Other	(0.1%)
100.0%

38	2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.8%)
CANADA (3.3%)
Consumer Staples (1.9%)
Jamieson Wellness, Inc. (a)	673,855	$21,150,653
Financials (1.4%)
TMX Group Ltd.	134,959	14,872,226
		36,022,879
INDIA (2.1%)
Information Technology (2.1%)
WNS Holdings Ltd., ADR (b)	315,934	22,883,100
ISRAEL (3.2%)
Information Technology (3.2%)
Cognyte Software Ltd. (b)	453,997	11,862,942
CyberArk Software Ltd. (b)	165,623	23,270,031
		35,132,973
SINGAPORE (2.1%)
Information Technology (2.1%)
Kulicke & Soffa Industries, Inc.	397,267	22,584,629
UNITED STATES (87.1%)
Communication Services (1.9%)
Cogent Communications Holdings, Inc.	268,281	20,257,899
Consumer Discretionary (11.1%)
Dorman Products, Inc. (b)	225,263	22,341,584
Fox Factory Holding Corp. (b)	101,339	15,528,175
Helen of Troy Ltd. (b)	58,950	12,450,830
LCI Industries	175,927	25,773,305
LGI Homes, Inc. (b)	100,110	16,596,236
National Vision Holdings, Inc. (b)	267,133	13,466,175
Stride, Inc. (b)	496,186	14,205,805
		120,362,110
Consumer Staples (5.5%)
BJ's Wholesale Club Holdings, Inc. (b)	451,057	20,148,716
J&J Snack Foods Corp.	137,214	22,586,797
Performance Food Group Co. (b)	290,022	17,024,291
		59,759,804
Financials (14.5%)
AMERISAFE, Inc.	222,286	13,799,515
First Interstate BancSystem, Inc., Class A	565,965	26,583,376
Glacier Bancorp, Inc.	274,203	16,164,267
Hamilton Lane, Inc., Class A	180,675	16,342,054
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	503,828	26,400,587
Live Oak Bancshares, Inc.	238,226	15,236,935
PJT Partners, Inc., Class A	341,306	25,096,230
PRA Group, Inc. (b)	484,999	18,274,762
		157,897,726

	Shares or Principal Amount	Value
Health Care (13.8%)
Addus HomeCare Corp. (b)	161,676	$17,105,321
AMN Healthcare Services, Inc. (b)	159,991	12,687,286
Heska Corp. (b)	102,849	18,785,370
Inmode Ltd. (b)	184,869	15,959,741
Integer Holdings Corp. (b)	247,578	23,242,623
Ligand Pharmaceuticals, Inc. (b)	136,888	19,970,590
Medpace Holdings, Inc. (b)	172,284	29,233,149
US Physical Therapy, Inc.	121,203	13,629,277
		150,613,357
Industrials (22.5%)
Ameresco, Inc., Class A (b)	270,029	14,254,831
ASGN, Inc. (b)	188,198	19,794,666
Atkore, Inc. (b)	387,963	30,369,744
Casella Waste Systems, Inc., Class A (b)	303,026	20,336,075
Gibraltar Industries, Inc. (b)	268,117	24,629,228
Hub Group, Inc., Class A (b)	334,910	22,010,285
Mercury Systems, Inc. (b)	257,993	19,411,393
RBC Bearings, Inc. (b)	127,499	25,427,125
Saia, Inc. (b)	68,320	16,021,040
Shyft Group, Inc.	485,805	17,207,213
Tetra Tech, Inc.	74,727	9,537,407
Werner Enterprises, Inc.	547,095	25,292,202
		244,291,209
Information Technology (11.4%)
Evo Payments, Inc., Class A (b)	450,985	12,857,582
Model N, Inc. (b)	422,932	16,824,235
Onto Innovation, Inc. (b)	223,681	15,326,622
Perficient, Inc. (b)	413,351	27,119,959
Rapid7, Inc. (b)	233,032	18,933,850
Verint Systems, Inc. (b)	299,224	14,533,310
Workiva, Inc. (b)	199,522	18,755,068
		124,350,626
Materials (5.1%)
Graphic Packaging Holding Co.	1,311,213	24,323,001
Kaiser Aluminum Corp.	226,757	27,317,416
Neenah, Inc.	75,037	3,989,717
		55,630,134
Real Estate (1.3%)
Terreno Realty Corp., REIT	221,904	14,317,246
		947,480,111
Total Common Stocks		1,064,103,692

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	39

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen U.S. Small Cap Equity Fund

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENT (2.3%)
UNITED STATES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	24,793,535	$24,793,535
Total Short-Term Investment		24,793,535
Total Investments (Cost $864,945,510) (d)—100.1%		1,088,897,227
Liabilities in Excess of Other Assets—(0.1)%		(1,200,726)
Net Assets—100.0%		$1,087,696,501

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

40	2021 Semi-Annual Report

Aberdeen U.S. Sustainable Leaders Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	24.86%	45.18%	17.69%	12.15%
	w/SC2	17.69%	36.87%	16.31%	11.49%
Class C	w/o SC	24.42%	44.23%	16.87%	11.35%
	w/SC3	23.42%	43.23%	16.87%	11.35%
Institutional Service Class[4,5]	w/o SC	24.99%	45.51%	17.94%	12.40%
Institutional Class[4]	w/o SC	25.00%	45.53%	18.04%	12.48%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen U.S. Multi-Cap Equity Fund to Aberdeen U.S. Sustainable Leaders Fund. Returns prior to October 9, 2011 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.
5	Returns before the first offering of the Institutional Service Class (October 10, 2011) are based on the previous performance of the Institutional Class of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what the Institutional Service Class would have produced because both classes invest in the same portfolio of securities. Returns would only differ to the extent of the differences in expenses of the two classes.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen U.S. Sustainable Leaders Fund, Russell 3000® Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report	41

Aberdeen U.S. Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	98.4%
Short-Term Investment	1.7%
Liabilities in Excess of Other Assets	(0.1%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	28.7%*
Industrials	18.7%
Financials	14.4%
Health Care	8.3%
Consumer Discretionary	6.9%
Real Estate	6.2%
Utilities	5.1%
Consumer Staples	4.8%
Materials	2.8%
Communication Services	2.5%
Other	1.6%
100.0%

*	As of April 30, 2021, the Fund's holdings in the Information Technology sector were allocated to four industries: Software (18.8%) Diversified Financial Services (4.2%) Diversified Telecommunication Services (4.1%) and Energy-Alternate Sources (1.6%).

Top Holdings*
Microsoft Corp.	8.5%
Tetra Tech, Inc.	4.6%
Mastercard, Inc., Class A	4.2%
TMX Group Ltd.	4.2%
NICE Ltd., ADR	4.1%
Burlington Stores, Inc.	4.0%
Adobe, Inc.	4.0%
Trex Co., Inc.	3.7%
American Tower Corp., REIT	3.6%
American Express Co.	3.6%
Other	55.5%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	85.7%
Canada	6.9%
Israel	4.1%
Ireland	3.4%
Other	(0.1%)
100.0%

42	2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen U.S. Sustainable Leaders Fund

	Shares or Principal Amount	Value
COMMON STOCKS (98.4%)
CANADA (6.9%)
Consumer Staples (2.8%)
Jamieson Wellness, Inc. (a)	415,176	$13,031,355
Financials (4.1%)
TMX Group Ltd.	177,121	19,518,399

		32,549,754

IRELAND (3.4%)
Health Care (3.4%)
ICON PLC (b)	72,821	15,798,516
ISRAEL (4.1%)
Information Technology (4.1%)
NICE Ltd., ADR (b)	80,622	19,448,445
UNITED STATES (84.0%)
Communication Services (2.5%)
Cable One, Inc.	6,614	11,839,060
Consumer Discretionary (6.9%)
Burlington Stores, Inc. (b)	57,863	18,882,433
Pool Corp.	31,540	13,326,281
		32,208,714
Consumer Staples (2.0%)
Colgate-Palmolive Co.	117,674	9,496,292
Financials (10.3%)
American Express Co.	108,885	16,697,515
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	134,422	7,043,713
Huntington Bancshares, Inc.	688,064	10,541,140
SVB Financial Group (b)	24,933	14,257,437
		48,539,805
Health Care (4.9%)
Bristol-Myers Squibb Co.	209,927	13,103,643
Integer Holdings Corp. (b)	106,622	10,009,674
		23,113,317
Industrials (18.7%)
Atkore, Inc. (b)	155,124	12,143,107
IHS Markit Ltd.	109,755	11,807,443
Kansas City Southern	41,790	12,211,456
Tetra Tech, Inc.	169,916	21,686,379
Trex Co., Inc. (b)	160,496	17,331,963
Waste Management, Inc.	91,633	12,642,605
		87,822,953
Information Technology (24.6%)
Adobe, Inc. (b)	36,504	18,556,443
Akamai Technologies, Inc. (b)	147,645	16,049,012
Autodesk, Inc. (b)	46,745	13,645,333
Mastercard, Inc., Class A	51,903	19,830,060

	Shares or Principal Amount	Value
Microsoft Corp.	158,584	$39,991,713
SolarEdge Technologies, Inc. (b)	27,819	7,331,419
		115,403,980
Materials (2.8%)
Ecolab, Inc.	58,727	13,161,895
Real Estate (6.2%)
Alexandria Real Estate Equities, Inc.	66,574	12,056,551
American Tower Corp., REIT	67,058	17,084,367
		29,140,918
Utilities (5.1%)
American Water Works Co., Inc.	99,639	15,542,688
NextEra Energy, Inc.	107,393	8,324,031
		23,866,719
		394,593,653
Total Common Stocks		462,390,368
SHORT-TERM INVESTMENT (1.7%)
UNITED STATES (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	7,835,829	7,835,829
Total Short-Term Investment		7,835,829
Total Investments (Cost $384,849,739) (d)—100.1%		470,226,197
Liabilities in Excess of Other Assets—(0.1)%		(264,005)
Net Assets—100.0%		$469,962,192

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Non-income producing security.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	43

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	33.37%	49.26%	15.94%	8.58%
	w/SC2	25.74%	40.68%	14.57%	7.94%
Class C	w/o SC	32.67%	47.95%	15.08%	7.81%
	w/SC3	31.95%	47.15%	15.08%	7.81%
Class R4	w/o SC	33.23%	48.99%	15.57%	8.20%
Institutional Service Class[4]	w/o SC	33.58%	49.50%	16.15%	8.72%
Institutional Class[4]	w/o SC	33.69%	49.71%	16.34%	8.93%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategies effective December 1, 2020. Performance information for periods prior to December 1, 2020 does not reflect the current investment strategy. In connection with the change in investment strategy, the Fund changed its name from Aberdeen Focused U.S. Equity Fund to Aberdeen U.S. Sustainable Leaders Smaller Companies Fund. The Fund changed its investment strategies effective November 15, 2017. Performance information for periods prior to November 15, 2017 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 5.75% front-end sales charge was deducted.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen U.S. Sustainable Leaders Smaller Companies Fund, the S&P 500® Index, the Russell 2500® Index, and the Consumer Price

Index (CPI) over a 10-year period ended April 30, 2021. Effective December 1, 2020, the Russell 2500® Index replaced the S&P 500® Index as the Fund's primary benchmark in connection with the Fund's change in investment strategy. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The Russell 2500® Index measures the performance of the small to midcap segment of the US equity universe, commonly referred to as "smid" cap. The Russell 2500® Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500® Index represents large-cap U.S. equities. The index includes 500 leading companies and captures approximately 80% coverage of available U.S. market capitalization.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

44	2021 Semi-Annual Report

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	99.0%
Short-Term Investment	1.7%
Liabilities in Excess of Other Assets	(0.7%)
100.0%

The following table summarizes the composition of the Fund's portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Information Technology	24.2%
Industrials	23.6%
Financials	14.3%
Health Care	10.3%
Consumer Discretionary	10.3%
Real Estate	4.0%
Communication Services	4.0%
Consumer Staples	3.5%
Utilities	2.8%
Materials	2.0%
Other	1.0%
100.0%

Top Holdings*
JB Hunt Transport Services, Inc.	4.1%
Burlington Stores, Inc.	4.0%
Trex Co., Inc.	3.9%
Pegasystems, Inc.	3.7%
Tetra Tech, Inc.	3.6%
Jamieson Wellness, Inc.	3.5%
NICE Ltd., ADR	3.5%
ICON PLC	3.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3.3%
Akamai Technologies, Inc.	3.2%
Other	63.7%
100.0%

*  For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	81.6%
Canada	9.5%
Israel	6.2%
Ireland	3.4%
Other	(0.7%)
100.0%

2021 Semi-Annual Report	45

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.0%)
Communication Services (4.0%)
Cable One, Inc.	150	$268,500
Cogent Communications Holdings, Inc.	5,115	386,234
		654,734
Consumer Discretionary (10.3%)
Burlington Stores, Inc. (a)	2,025	660,818
Fox Factory Holding Corp. (a)	1,697	260,031
LGI Homes, Inc. (a)	2,529	419,258
Pool Corp.	836	353,227
		1,693,334
Consumer Staples (3.5%)
Jamieson Wellness, Inc. (b)	18,530	581,611
Financials (14.3%)
First Interstate BancSystem, Inc., Class A	7,816	367,117
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,469	548,576
Huntington Bancshares, Inc.	29,946	458,773
PJT Partners, Inc., Class A	6,439	473,460
TMX Group Ltd.	4,524	498,536
		2,346,462
Health Care (10.3%)
AMN Healthcare Services, Inc. (a)	4,564	361,925
ICON PLC (a)	2,612	566,673
Integer Holdings Corp. (a)	4,994	468,837
Ligand Pharmaceuticals, Inc. (a)	2,066	301,409
		1,698,844
Industrials (23.6%)
Ameresco, Inc., Class A (a)	6,351	335,270
Atkore, Inc. (a)	6,446	504,593
Chart Industries, Inc. (a)	2,532	406,715
JB Hunt Transport Services, Inc.	3,993	681,645
Kansas City Southern	819	239,320
Ritchie Bros Auctioneers, Inc.	7,767	493,981
Tetra Tech, Inc.	4,643	592,586
Trex Co., Inc. (a)	5,910	638,221
		3,892,331
Information Technology (24.2%)
Akamai Technologies, Inc. (a)	4,892	531,760
Cree, Inc. (a)	2,918	290,108
CyberArk Software Ltd. (a)	3,147	442,153
NICE Ltd., ADR (a)	2,394	577,505
Onto Innovation, Inc. (a)	4,654	318,892
Paylocity Holding Corp. (a)	1,752	338,556
Pegasystems, Inc.	4,777	606,392
Rapid7, Inc. (a)	5,400	438,750
SolarEdge Technologies, Inc. (a)	1,688	444,856
		3,988,972

	Shares or Principal Amount	Value
Materials (2.0%)
Graphic Packaging Holding Co.	17,620	$326,851
Real Estate (4.0%)
QTS Realty Trust, Inc., Class A, REIT	5,006	332,849
Terreno Realty Corp., REIT	5,133	331,181
		664,030
Utilities (2.8%)
Essential Utilities, Inc.	9,852	464,325
Total Common Stocks		16,311,494
SHORT-TERM INVESTMENT (1.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	283,024	283,024
Total Short-Term Investment		283,024
Total Investments (Cost $14,677,271) (d)—100.7%		16,594,518
Liabilities in Excess of Other Assets—(0.7)%		(109,746)
Net Assets—100.0%		$16,484,772

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

46	2021 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

	Aberdeen China A Share Equity Fund	Aberdeen Dynamic Dividend Fund	Aberdeen Emerging Markets Fund	Aberdeen Emerging Markets Sustainable Leaders Fund	Aberdeen Global Equity Fund
Assets:
Investments, at value	$94,013,700	$126,892,590	$5,264,996,789	$224,776,839	$29,648,797
Short-term investments, at value	3,263,753	77,805	92,841,462	4,848,528	544,482
Foreign currency, at value	81,554	292,514	284,200	434,047	7,614
Receivable for investments sold	–	2,022,177	9,151,281	2,448,782	–
Interest and dividends receivable	117	406,738	7,261,301	413,281	23,078
Receivable for capital shares issued	712,179	33,978	3,972,174	50,957	268
Receivable from Adviser	15,638	8,302	128,452	10,919	13,644
Tax reclaim receivable	–	443,104	205,385	352,466	28,995
Securities lending income receivable	6,748	–	–	–	–
Prepaid expenses	46,578	–	110,630	40,047	36,678
Total assets	98,140,267	130,177,208	5,378,951,674	233,375,866	30,303,556

Liabilities:
Payable for investments purchased	–	1,513,556	13,415,358	3,673,463	–
Unrealized depreciation on forward foreign currency exchange contracts	–	33,048	–	–	–
Payable for capital shares redeemed	54,318	5,000	3,359,382	1,670,317	94
Accrued foreign capital gains tax	–	–	19,359,200	157,799	–
Accrued expenses and other payables:
Investment advisory fees	63,967	104,863	3,979,182	151,200	22,124
Custodian fees	38,739	34,840	2,357,310	62,226	11,193
Sub-transfer agent and administrative services fees	–	7,531	371,815	12,748	2,091
Interest expense on line of credit	–	–	–	–	110
Administration fees	6,020	7,661	353,705	15,120	1,967
Fund accounting fees	1,667	6,139	236,618	11,485	1,445
Legal fees	682	5,052	190,761	10,456	991
Printing fees	766	–	188,166	12,707	2,677
Distribution fees	9,390	841	93,110	9,545	6,093
Transfer agent fees	3,679	10,047	68,923	22,873	10,090
Audit fees	19,016	8,712	20,025	16,016	19,016
Other accrued expenses	15,611	35,463	195,654	33,028	27,707
Total liabilities	213,855	1,772,753	44,189,209	5,858,983	105,598
Net Assets	$97,926,412	$128,404,455	$5,334,762,465	$227,516,883	$30,197,958

Cost:
Investments	$86,980,756	$93,408,716	$3,628,871,320	$202,831,418	$20,046,411
Short-term investment	3,263,753	77,805	92,841,462	4,848,528	544,482
Foreign currency	81,554	293,548	284,635	435,308	7,594
Represented by:
Capital	$90,614,700	$95,979,639	$3,462,842,036	$165,103,032	$22,804,596
Distributable earnings	7,311,712	32,424,816	1,871,920,429	62,413,851	7,393,362
Net Assets	$97,926,412	$128,404,455	$5,334,762,465	$227,516,883	$30,197,958

Net Assets:
Class A Shares	$19,626,186	$5,117,465	$123,137,661	$24,759,096	$27,166,965
Class C Shares	3,960,391	–	14,278,788	2,582,053	224,194
Class R Shares	5,977,451	–	134,875,142	6,253,357	938,515
Institutional Service Class Shares	931,735	–	459,741,224	99,297,939	316,093
Institutional Class Shares	67,430,649	123,286,990	4,602,729,650	94,624,438	1,552,191
Total	$97,926,412	$128,404,455	$5,334,762,465	$227,516,883	$30,197,958

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	47

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2021

	Aberdeen China A Share Equity Fund	Aberdeen Dynamic Dividend Fund	Aberdeen Emerging Markets Fund	Aberdeen Emerging Markets Sustainable Leaders Fund	Aberdeen Global Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	500,997	1,087,839	5,941,882	1,283,458	1,618,379
Class C Shares (a)	106,935	–	695,607	142,889	14,427
Class R Shares	156,675	–	6,588,250	340,933	58,984
Institutional Service Class Shares	23,630	–	22,103,567	5,042,225	18,529
Institutional Class Shares	1,702,514	26,193,705	220,561,797	4,783,118	92,126
Total	2,490,751	27,281,544	255,891,103	11,592,623	1,802,445

Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$39.17	$4.70	$20.72	$19.29	$16.79
Class C Shares (a)	$37.04	$–	$20.53	$18.07	$15.54
Class R Shares	$38.15	$–	$20.47	$18.34	$15.91
Institutional Service Class Shares	$39.43	$–	$20.80	$19.69	$17.06
Institutional Class Shares	$39.61	$4.71	$20.87	$19.78	$16.85
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$41.56	$4.99	$21.98	$20.47	$17.81
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

48	2021 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

	Aberdeen Global Infrastructure Fund	Aberdeen International Real Estate Equity Fund	Aberdeen International Small Cap Fund	Aberdeen Realty Income & Growth Fund	Aberdeen U.S. Small Cap Equity Fund
Assets:
Investments, at value	$50,684,472	$22,034,931	$201,470,254	$53,563,272	$1,064,103,692
Short-term investments, at value	1,950,101	2,841	9,660,487	3,899	24,793,535
Foreign currency, at value	30,505	29,459	487,834	–	–
Receivable for investments sold	13,548	429,778	5,376,974	1,946,890	4,460,820
Receivable for capital shares issued	50,093	–	357,794	287	1,206,721
Interest and dividends receivable	141,955	129,513	339,348	38,559	201,035
Receivable from Adviser	14,838	13,926	18,852	24,775	38,109
Unrealized appreciation on forward foreign currency exchange contracts	–	184	–	–	–
Tax reclaim receivable	29,817	37,171	62,753	–	–
Securities lending income receivable	285	–	–	–	49
Prepaid expenses	–	8,063	28,123	–	64,413
Total assets	52,915,614	22,685,866	217,802,419	55,577,682	1,094,868,374
Liabilities:
Payable for investments purchased	53,746	159,854	4,219,651	1,636,970	5,076,035
Unrealized depreciation on forward foreign currency exchange contracts	4,071	–	–	–	–
Payable for capital shares redeemed	4,339	1,988	62,782	1,246	858,800
Accrued foreign capital gains tax	–	–	60,201	–	–
Accrued expenses and other payables:
Investment advisory fees	35,529	18,432	136,057	42,612	708,612
Custodian fees	23,241	69,549	74,356	7,359	25,440
Sub-transfer agent and administrative services fees	1,924	2,765	10,949	3,568	88,823
Interest expense on line of credit	–	61	–	3,594	–
Audit fees	20,021	20,473	20,023	19,977	19,016
Distribution fees	1,314	152	20,368	1,191	71,739
Printing fees	–	–	9,620	–	83,112
Administration fees	2,983	896	13,636	2,708	69,628
Transfer agent fees	6,876	5,364	13,369	6,617	45,005
Fund accounting fees	3,663	1,699	7,589	2,850	42,927
Legal fees	3,307	526	5,667	3,878	34,089
Other accrued expenses	30,632	43,777	33,367	22,306	48,647
Total liabilities	191,646	325,536	4,687,635	1,754,876	7,171,873
Net Assets	$52,723,968	$22,360,330	$213,114,784	$53,822,806	$1,087,696,501
Cost:
Investments	$39,618,151	$31,710,161	$147,335,948	$37,901,841	$840,151,975
Short-term investment	1,950,101	2,841	9,660,487	3,899	24,793,535
Foreign currency	30,506	29,215	487,972	–	–
Represented by:
Capital	$41,798,141	$105,045,124	$149,922,408	$31,936,795	$751,333,607
Distributable earnings (accumulated loss)	10,925,827	(82,684,794)	63,192,376	21,886,011	336,362,894
Net Assets	$52,723,968	$22,360,330	$213,114,784	$53,822,806	$1,087,696,501
Net Assets:
Class A Shares	$11,654,563	$39,400	$92,800,219	$949,717	$159,920,051
Class C Shares	–	–	787,071	–	44,313,914
Class R Shares	–	–	2,223,786	–	4,450,829
Institutional Service Class Shares	–	–	–	–	38,336,975
Institutional Class Shares	41,069,405	22,320,930	117,303,708	52,873,089	840,674,732
Total	$52,723,968	$22,360,330	$213,114,784	$53,822,806	$1,087,696,501

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	49

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2021

	Aberdeen Global Infrastructure Fund	Aberdeen International Real Estate Equity Fund	Aberdeen International Small Cap Fund	Aberdeen Realty Income & Growth Fund	Aberdeen U.S. Small Cap Equity Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	492,096	1,897	2,463,587	67,704	3,625,352
Class C Shares (a)	–	–	23,289	–	1,247,351
Class R Shares	–	–	63,033	–	113,317
Institutional Service Class Shares	–	–	–	–	803,940
Institutional Class Shares	1,731,555	1,082,363	3,089,493	3,754,720	17,606,952
Total	2,223,651	1,084,260	5,639,402	3,822,424	23,396,912
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$23.68	$20.77	$37.67	$14.03	$44.11
Class C Shares (a)	$–	$–	$33.80	$–	$35.53
Class R Shares	$–	$–	$35.28	$–	$39.28
Institutional Service Class Shares	$–	$–	$–	$–	$47.69
Institutional Class Shares	$23.72	$20.62	$37.97	$14.08	$47.75
Maximum offering price per share (100%/(100% – maximum
sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$25.12	$22.04	$39.97	$14.89	$46.80
Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

50	2021 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

	Aberdeen U.S. Sustainable Leaders Fund	Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
Assets:
Investments, at value	$462,390,368	$16,311,494
Short-term investments, at value	7,835,829	283,024
Interest and dividends receivable	247,681	6
Receivable from Adviser	49,552	29,753
Receivable for investments sold	–	31,676
Receivable for capital shares issued	325	–
Prepaid expenses	27,723	49,341
Total assets	470,551,478	16,705,294
Liabilities:
Payable for investments purchased	–	155,050
Payable for capital shares redeemed	30,757	91
Accrued expenses and other payables:
Investment advisory fees	285,650	10,057
Distribution fees	63,968	3,283
Transfer agent fees	34,609	4,604
Audit fees	15,513	17,526
Administration fees	30,469	1,073
Sub-transfer agent and administrative services fees	21,271	1,457
Fund accounting fees	21,580	884
Custodian fees	17,451	2,895
Printing fees	15,072	4,940
Legal fees	16,757	545
Other accrued expenses	36,189	18,117
Total liabilities	589,286	220,522
Net Assets	$469,962,192	$16,484,772
Cost:
Investments	$377,013,910	$14,394,247
Short-term investment	7,835,829	283,024
Represented by:
Capital	$283,614,249	$9,558,491
Distributable earnings	186,347,943	6,926,281
Net Assets	$469,962,192	$16,484,772
Net Assets:
Class A Shares	$311,282,337	$8,890,197
Class C Shares	1,058,262	543,456
Class R Shares	–	2,557,699
Institutional Service Class Shares	144,049,931	360,304
Institutional Class Shares	13,571,662	4,133,116
Total	$469,962,192	$16,484,772

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	51

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2021

	Aberdeen U.S. Sustainable Leaders Fund	Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	20,341,717	920,793
Class C Shares	86,623	411,285
Class R Shares	–	307,277
Institutional Service Class Shares	8,630,973	35,447
Institutional Class Shares	808,650	389,470
Total	29,867,963	2,064,272
Net asset value and redemption price per share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$15.30	$9.65
Class C Shares (a)	$12.22	$1.32
Class R Shares	$–	$8.32
Institutional Service Class Shares	$16.69	$10.16
Institutional Class Shares	$16.78	$10.61
Maximum offering price per share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$16.23	$10.24
Maximum Sales Charge:
Class A Shares	5.75%	5.75%

(a)  For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

52	2021 Semi-Annual Report

Statements of Operations (Unaudited)

For the Six-Month Period Ended April 30, 2021

	Aberdeen China A Share Equity Fund	Aberdeen Dynamic Dividend Fund	Aberdeen Emerging Markets Fund	Aberdeen Emerging Markets Sustainable Leaders Fund	Aberdeen Global Equity Fund
INVESTMENT INCOME:
Dividend income	$117,867	$5,197,003	$39,251,770	$1,852,973	$191,976
Interest income	570	108	15,712	285	59
Securities lending income, net	21,613	–	1,468	268	–
Foreign tax withholding	(11,063)	(185,290)	(5,097,574)	(250,964)	(12,638)
Other income	13	–	–	–	–
Total Income	129,000	5,011,821	34,171,376	1,602,562	179,397
EXPENSES:
Investment advisory fees	244,674	603,321	22,776,199	888,983	129,104
Trustee fees	961	4,419	167,268	8,365	1,049
Administration fees	23,028	48,266	2,024,551	88,898	11,476
Legal fees	1,113	4,986	188,852	9,538	1,276
Audit fees	17,912	17,580	18,921	17,912	17,912
Printing fees	2,819	9,023	195,682	33,424	5,231
Custodian fees	14,529	20,748	880,219	23,229	4,191
Transfer agent fees	12,621	25,641	299,675	71,324	28,498
Distribution fees Class A	20,311	5,891	155,410	31,202	32,188
Distribution fees Class C	13,624	–	70,653	13,463	1,106
Distribution fees Class R	12,620	–	333,629	10,106	2,295
Sub-transfer agent fees Institutional Class	5,523	38,177	1,771,392	20,913	361
Sub-transfer agent and administrative service fees Class A	4,837	1,671	155,410	16,051	11,297
Sub-transfer agent fees Class C	1,304	–	5,480	1,383	251
Sub-transfer agent and administrative service fees Class R	2,548	–	87,558	2,504	684
Sub-transfer agent and administrative service fees Institutional Service Class	374	–	324,759	29,649	145
Fund accounting fees	1,151	2,413	101,228	4,445	574
Registration and filing fees	36,212	16,214	70,049	33,750	32,897
Other	14,841	19,718	283,224	50,229	19,930
Interest expense (Note 10)	–	–	–	1,692	–
Total operating expenses before reimbursed/waived expenses	431,002	818,068	29,910,159	1,357,060	300,465
Expenses reimbursed	(91,714)	(57,585)	(1,060,624)	(18,307)	(82,047)
Net expenses	339,288	760,483	28,849,535	1,338,753	218,418
Net Investment Income/(Loss)	(210,288)	4,251,338	5,321,841	263,809	(39,021)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain on investment transactions	590,855	3,665,850	318,956,945	70,298,837	2,879,818
Realized gain/(loss) on forward foreign currency exchange contracts	–	(36,871)	–	–	–
Realized gain/(loss) on foreign currency transactions	8,559	14,895	(1,219,164)	(676,394)	(2,614)
Net realized gain from investments and foreign currency transactions	599,414	3,643,874	317,737,781	69,622,443	2,877,204
Net change in unrealized appreciation/(depreciation) on investment transactions (including $0, $0, $, $157,799 and $167,483 change in deferred capital gains tax, respectively)	3,012,645	23,909,626	655,620,766	(25,379,811)	3,867,271
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	–	(55,622)	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(126)	3,430	(2,529)	(7,155)	(1,113)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	3,012,519	23,857,434	655,618,237	(25,386,966)	3,866,158
Net realized/unrealized gain from investments and foreign currency transactions	3,611,933	27,501,308	973,356,018	44,235,477	6,743,362
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$3,401,645	$31,752,646	$978,677,859	$44,499,286	$6,704,341

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	53

Statements of Operations (Unaudited) (continued)

For the Six-Month Period Ended April 30, 2021

	Aberdeen Global Infrastructure Fund	Aberdeen International Real Estate Equity Fund	Aberdeen International Small Cap Fund	Aberdeen Realty Income & Growth Fund	Aberdeen U.S. Small Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$658,411	$353,101	$838,987	$825,138	$4,033,135
Interest income	39	41	633	15	3,418
Securities lending income, net	1,168	–	–	31	25,111
Foreign tax withholding	(39,767)	(19,033)	(88,396)	–	(39,331)
Total Income	619,851	334,109	751,224	825,184	4,022,333
EXPENSES:
Investment advisory fees	201,013	110,681	719,933	247,516	3,762,525
Trustee fees	2,314	919	5,630	1,951	30,999
Administration fees	18,919	8,854	71,503	19,801	368,814
Legal fees	2,672	1,198	6,684	9,220	35,060
Audit fees	19,439	19,191	18,919	18,695	17,912
Printing fees	7,019	10,517	13,323	8,767	76,895
Custodian fees	13,658	31,078	27,800	2,831	9,515
Transfer agent fees	14,626	12,677	46,595	14,739	104,631
Distribution fees Class A	13,173	33	117,843	1,387	189,609
Distribution fees Class C	–	–	3,375	–	214,836
Distribution fees Class R	–	–	4,920	–	10,419
Sub-transfer agent fees Institutional Class	13,186	14,343	29,988	18,212	318,238
Sub-transfer agent and administrative service fees Class A	3,912	33	50,871	259	95,398
Sub-transfer agent fees Class C	–	–	414	–	19,696
Sub-transfer agent and administrative service fees Class R	–	–	1,509	–	2,589
Sub-transfer agent and administrative service fees Institutional Service Class	–	–	–	–	22,700
Fund accounting fees	946	443	3,575	990	18,441
Registration and filing fees	16,008	17,105	29,968	15,750	38,291
Other	13,844	13,625	27,222	12,751	56,957
Interest expense (Note 10)	–	267	178	1,597	–
Total operating expenses before reimbursed/waived expenses	340,729	240,964	1,180,250	374,466	5,393,525
Expenses reimbursed	(93,329)	(89,031)	(116,701)	(123,966)	(304,020)
Net expenses	247,400	151,933	1,063,549	250,500	5,089,505
Net Investment Income/(Loss)	372,451	182,176	(312,325)	574,684	(1,067,172)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain on investment transactions	2,042,071	827,068	11,038,689	6,097,143	121,982,306
Realized gain/(loss) on forward foreign currency exchange contracts	7,523	(834)	–	–	–
Realized gain/(loss) on foreign currency transactions	(10,836)	(1,407)	(16,672)	–	(6,839)
Net realized gain from investments and foreign currency transactions	2,038,758	824,827	11,022,017	6,097,143	121,975,467
Net change in unrealized appreciation/(depreciation) on investment transactions	8,576,736	2,807,473	25,592,864	6,006,509	168,312,549
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	(3,913)	184	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,871	670	(3,620)	–	335
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	8,575,694	2,808,327	25,589,244	6,006,509	168,312,884
Net realized/unrealized gain from investments and foreign currency transactions	10,614,452	3,633,154	36,611,261	12,103,652	290,288,351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$10,986,903	$3,815,330	$36,298,936	$12,678,336	$289,221,179

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

54	2021 Semi-Annual Report

Statements of Operations (Unaudited) (concluded)

For the Six-Month Period Ended April 30, 2021

	Aberdeen U.S. Sustainable Leaders Fund	Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
INVESTMENT INCOME:
Dividend income	$2,156,596	$52,375
Interest income	64	33
Securities lending income, net	555	74
Foreign tax withholding	(44,921)	(1,127)
Total Income	2,112,294	51,355
EXPENSES:
Investment advisory fees	1,646,565	58,278
Trustee fees	16,427	585
Administration fees	175,634	6,216
Legal fees	19,369	686
Audit fees	17,409	19,422
Printing fees	45,188	20,358
Custodian fees	7,191	1,088
Transfer agent fees	112,152	12,821
Distribution fees Class A	364,272	10,594
Distribution fees Class C	5,469	2,540
Distribution fees Class R	–	5,774
Sub-transfer agent fees Class A	58,283	2,939
Sub-transfer agent and administrative service fees Institutional Class	2,999	2,783
Sub-transfer agent fees Class C	624	283
Sub-transfer agent and administrative service fees Class R	–	1,580
Sub-transfer agent and administrative service fees Institutional Service Class	45,457	237
Fund accounting fees	8,782	311
Registration and filing fees	29,042	32,672
Other	34,835	10,902
Interest expense (Note 10)	–	8
Total operating expenses before reimbursed/waived expenses	2,589,698	190,077
Expenses reimbursed	(140,338)	(96,471)
Net expenses	2,449,360	93,606
Net Investment Loss	(337,066)	(42,251)
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain on investment transactions	101,440,429	5,057,514
Realized gain/(loss) on foreign currency transactions	(48,425)	97
Net realized gain from investments and foreign currency transactions	101,392,004	5,057,611
Net change in unrealized appreciation/(depreciation) on investment transactions	(4,264,962)	(600,269)
Net change in unrealized appreciation/(depreciation) from investments and translation of assets and liabilities denominated in foreign currencies	(4,264,962)	(600,269)
Net realized/unrealized gain from investments and foreign currency transactions	97,127,042	4,457,342
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$96,789,976	$4,415,091

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	55

Statements of Changes in Net Assets

	Aberdeen China		Aberdeen Dynamic		Aberdeen Emerging
	A Share Equity Fund		Dividend Fund		Markets Fund
	Six-Month		Six-Month		Six-Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	April 30, 2021	October 31,	April 30, 2021	October 31,	April 30, 2021	October 31,
	(Unaudited)	2020	(Unaudited)	2020	(Unaudited)	2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$(210,288)	$24,580	$4,251,338	$6,149,688	$5,321,841	$23,274,353
Net realized gain/(loss) from investments and foreign currency transactions	599,414	384,145	3,643,874	(2,337,283)	317,737,781	50,486,945
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	3,012,519	3,899,201	23,857,434	(5,975,683)	655,618,237	220,304,236
Changes in net assets resulting from operations	3,401,645	4,307,926	31,752,646	(2,163,278)	978,677,859	294,065,534
Distributions to Shareholders From:
Distributable earnings:
Class A	(187,758)	(365,061)	(123,880)	(254,850)	(840,787)	(1,951,827)
Class C	(30,331)	(36,488)	–	–	(95,512)	(124,024)
Class R	(60,627)	(117,596)	–	–	(929,422)	(1,539,762)
Institutional Service Class	(10,077)	(23,077)	–	–	(3,669,233)	(5,613,349)
Institutional Class	(227,834)	(187,398)	(3,173,466)	(6,902,794)	(36,648,250)	(84,695,780)
Change in net assets from shareholder distributions	(516,627)	(729,620)	(3,297,346)	(7,157,644)	(42,183,204)	(93,924,742)
Change in net assets from capital transactions	74,794,077	2,582,964	(4,285,494)	(13,040,733)	388,913,826	(1,167,570,408)
Change in net assets	77,679,095	6,161,270	24,169,806	(22,361,655)	1,325,408,481	(967,429,616)
Net Assets:
Beginning of period	20,247,317	14,086,047	104,234,649	126,596,304	4,009,353,984	4,976,783,600
End of period	$97,926,412	$20,247,317	$128,404,455	$104,234,649	$5,334,762,465	$4,009,353,984

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

56	2021 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	Aberdeen China A Share Equity Fund		Aberdeen Dynamic Dividend Fund		Aberdeen Emerging Markets Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$9,702,200	$2,357,438	$415,471	$1,102,207	$17,632,570	$28,076,891
Dividends reinvested	148,240	281,529	87,530	184,731	582,889	1,470,556
Cost of shares redeemed	(2,578,346)	(2,901,024)	(360,245)	(1,351,440)	(27,458,140)	(62,257,358)
Total Class A	7,272,094	(262,057)	142,756	(64,502)	(9,242,681)	(32,709,911)
Class C Shares
Proceeds from shares issued	3,802,163	338,722	–	–	928,339	1,701,259
Dividends reinvested	29,772	28,425	–	–	77,269	93,528
Cost of shares redeemed	(531,944)	(769,429)	–	–	(1,208,995)	(6,398,572)
Total Class C	3,299,991	(402,282)	–	–	(203,387)	(4,603,785)
Class R Shares
Proceeds from shares issued	3,641,967	2,291,996	–	–	5,046,260	8,471,911
Dividends reinvested	60,456	115,553	–	–	926,091	1,516,758
Cost of shares redeemed	(1,457,913)	(2,457,975)	–	–	(11,269,867)	(15,309,881)
Total Class R	2,244,510	(50,426)	–	–	(5,297,516)	(5,321,212)
Institutional Service Class Shares
Proceeds from shares issued	237,747	7,204	–	–	22,416,405	244,923,207
Dividends reinvested	10,017	22,310	–	–	3,668,031	5,612,010
Cost of shares redeemed	(44,285)	(88,301)	–	–	(13,307,104)	(213,562,876)
Total Institutional Service Class	203,479	(58,787)	–	–	12,777,332	36,972,341
Institutional Class Shares
Proceeds from shares issued	63,146,146	8,980,315	3,458,485	4,802,370	860,521,813	549,097,142
Dividends reinvested	226,673	186,013	2,670,129	5,669,817	27,712,844	63,089,194
Cost of shares redeemed	(1,598,816)	(5,809,812)	(10,556,864)	(23,448,418)	(497,354,579)	(1,774,094,177)
Total Institutional Class	61,774,003	3,356,516	(4,428,250)	(12,976,231)	390,880,078	(1,161,907,841)
Change in net assets from capital transactions:	$74,794,077	$2,582,964	$(4,285,494)	$(13,040,733)	$388,913,826	$(1,167,570,408)

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	57

Statements of Changes in Net Assets (concluded)

	Aberdeen China A Share Equity Fund		Aberdeen Dynamic Dividend Fund		Aberdeen Emerging Markets Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued	241,622	82,454	94,914	280,952	852,719	1,950,715
Reinvested	3,997	11,176	19,796	48,510	29,999	92,430
Redeemed	(65,769)	(111,590)	(81,185)	(376,261)	(1,347,692)	(4,417,229)
Total Class A Shares	179,850	(17,960)	33,525	(46,799)	(464,974)	(2,374,084)
Class C Shares
Issued	102,712	11,921	–	–	44,120	107,678
Reinvested	847	1,182	–	–	4,008	5,893
Redeemed	(14,862)	(29,096)	–	–	(59,316)	(435,106)
Total Class C Shares	88,697	(15,993)	–	–	(11,188)	(321,535)
Class R Shares
Issued	98,093	78,882	–	–	246,541	603,346
Reinvested	1,672	4,690	–	–	48,234	96,302
Redeemed	(40,295)	(93,279)	–	–	(556,930)	(1,014,731)
Total Class R Shares	59,470	(9,707)	–	–	(262,155)	(315,083)
Institutional Service Class Shares
Issued	5,824	240	–	–	1,069,594	18,091,619
Reinvested	268	882	–	–	188,297	352,513
Redeemed	(1,186)	(3,489)	–	–	(651,330)	(16,305,879)
Total Institutional Service Class Shares	4,906	(2,367)	–	–	606,561	2,138,253
Institutional Class Shares
Issued	1,593,309	335,208	766,206	1,259,907	41,342,155	38,370,060
Reinvested	6,051	7,329	603,755	1,485,417	1,418,989	3,955,435
Redeemed	(40,431)	(250,650)	(2,398,763)	(6,098,779)	(24,201,628)	(127,492,592)
Total Institutional Class Shares	1,558,929	91,887	(1,028,802)	(3,353,455)	18,559,516	(85,167,097)
Total change in shares:	1,891,852	45,860	(995,277)	(3,400,254)	18,427,760	(86,039,546)

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

58	2021 Semi-Annual Report

Statements of Changes in Net Assets

	Aberdeen Emerging Markets Sustainable Leaders Fund		Aberdeen Global Equity Fund		Aberdeen Global Infrastructure Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$263,809	$694,787	$(39,021)	$(17,817)	$372,451	$2,420,686
Net realized gain/(loss) from investments and foreign currency transactions	69,622,443	(735,983)	2,877,204	(96,034)	2,038,758	(633,944)
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(25,386,966)	17,504,289	3,866,158	1,508,899	8,575,694	(9,646,398)
Changes in net assets resulting from operations	44,499,286	17,463,093	6,704,341	1,395,048	10,986,903	(7,859,656)
Distributions to Shareholders From:
Distributable earnings:
Class A	(3,298)	(234,561)	–	(868,962)	(171,103)	(378,080)
Class C	–	(2,997)	–	(16,881)	–	–
Class R	–	(27,395)	–	(41,507)	–	–
Institutional Service Class	(243,818)	(1,139,978)	–	(9,300)	–	–
Institutional Class	(207,630)	(1,343,116)	–	(48,762)	(631,583)	(2,878,797)
Tax return of capital:
Class A	–	–	–	–	–	(76,914)
Institutional Class	–	–	–	–	–	(529,317)
Change in net assets from shareholder distributions	(454,746)	(2,748,047)	–	(985,412)	(802,686)	(3,863,108)
Change in net assets from capital transactions	(33,900,866)	(15,793,228)	(1,723,114)	(5,758,382)	694,291	(46,649,052)
Change in net assets	10,143,674	(1,078,182)	4,981,227	(5,348,746)	10,878,508	(58,371,816)
Net Assets:
Beginning of period	217,373,209	218,451,391	25,216,731	30,565,477	41,845,460	100,217,276
End of period	$227,516,883	$217,373,209	$30,197,958	$25,216,731	$52,723,968	$41,845,460

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	59

Statements of Changes in Net Assets (continued)

	Aberdeen Emerging Markets Sustainable Leaders Fund		Aberdeen Global Equity Fund		Aberdeen Global Infrastructure Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$1,268,444	$1,898,121	$213,811	$710,053	$910,900	$575,513
Dividends reinvested	2,916	203,648	–	778,955	138,559	371,684
Cost of shares redeemed	(2,730,976)	(6,865,084)	(1,491,590)	(6,114,296)	(855,341)	(2,849,843)
Total Class A	(1,459,616)	(4,763,315)	(1,277,779)	(4,625,288)	194,118	(1,902,646)
Class C Shares
Proceeds from shares issued	73,812	140,962	200	8,871	–	–
Dividends reinvested	–	2,522	–	10,950	–	–
Cost of shares redeemed	(471,867)	(2,249,490)	(33,187)	(449,273)	–	–
Total Class C	(398,055)	(2,106,006)	(32,987)	(429,452)	–	–
Class R Shares
Proceeds from shares issued	2,784,271	225,464	127,453	126,197	–	–
Dividends reinvested	–	23,945	–	27,447	–	–
Cost of shares redeemed	(487,952)	(1,231,526)	(307,247)	(832,866)	–	–
Total Class R	2,296,319	(982,117)	(179,794)	(679,222)	–	–
Institutional Service Class Shares
Proceeds from shares issued	2,609,538	1,498,932	–	5,350	–	–
Dividends reinvested	230,323	1,083,091	–	9,300	–	–
Cost of shares redeemed	(5,224,181)	(11,008,743)	(1,525)	(37,522)	–	–
Total Institutional Service Class	(2,384,320)	(8,426,720)	(1,525)	(22,872)	–	–
Institutional Class Shares
Proceeds from shares issued	16,817,716	9,234,936	229,586	390,387	3,613,830	3,078,861
Dividends reinvested	206,400	1,336,975	–	46,409	619,269	1,682,504
Cost of shares redeemed	(48,979,310)	(10,086,981)	(460,615)	(438,344)	(3,732,926)	(49,507,771)
Total Institutional Class	(31,955,194)	484,930	(231,029)	(1,548)	500,173	(44,746,406)
Change in net assets from capital transactions:	$(33,900,866)	$(15,793,228)	$(1,723,114)	$(5,758,382)	$694,291	$(46,649,052)

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

60	2021 Semi-Annual Report

Statements of Changes in Net Assets (concluded)

	Aberdeen Emerging Markets Sustainable Leaders Fund		Aberdeen Global Equity Fund		Aberdeen Global Infrastructure Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

SHARE TRANSACTIONS:
Class A Shares
Issued	66,169	127,940	13,934	54,833	40,559	27,759
Reinvested	161	13,284	–	58,392	6,343	18,598
Redeemed	(143,854)	(463,845)	(95,088)	(490,494)	(38,578)	(145,137)
Total Class A Shares	(77,524)	(322,621)	(81,154)	(377,269)	8,324	(98,780)
Class C Shares
Issued	4,195	9,880	13	742	–	–
Reinvested	–	174	–	878	–	–
Redeemed	(25,807)	(160,311)	(2,330)	(38,162)	–	–
Total Class C Shares	(21,612)	(150,257)	(2,317)	(36,542)	–	–
Class R Shares
Issued	151,621	15,925	8,480	10,421	–	–
Reinvested	–	1,638	–	2,159	–	–
Redeemed	(27,271)	(86,681)	(21,060)	(68,244)	–	–
Total Class R Shares	124,350	(69,118)	(12,580)	(55,664)	–	–
Institutional Service Class Shares
Issued	128,633	100,099	–	400	–	–
Reinvested	12,443	69,340	–	688	–	–
Redeemed	(268,252)	(729,057)	(94)	(2,735)	–	–
Total Institutional Service Class Shares	(127,176)	(559,618)	(94)	(1,647)	–	–
Institutional Class Shares
Issued	853,211	607,377	14,607	30,957	161,058	149,493
Reinvested	11,097	85,266	–	3,482	28,317	84,247
Redeemed	(2,716,758)	(663,191)	(28,937)	(35,898)	(171,042)	(2,500,768)
Total Institutional Class Shares	(1,852,450)	29,452	(14,330)	(1,459)	18,333	(2,267,028)
Total change in shares:	(1,954,412)	(1,072,162)	(110,475)	(472,581)	26,657	(2,365,808)

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	61

Statements of Changes in Net Assets

	Aberdeen International Real Estate Equity Fund		Aberdeen International Small Cap Fund		Aberdeen Realty Income & Growth Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$182,176	$706,225	$(312,325)	$(272,690)	$574,684	$1,203,062
Net realized gain/(loss) from investments and foreign currency transactions	824,827	449,431	11,022,017	(1,298,863)	6,097,143	7,265,239
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,808,327	(7,020,109)	25,589,244	16,867,212	6,006,509	(21,294,723)
Changes in net assets resulting from operations	3,815,330	(5,864,453)	36,298,936	15,295,659	12,678,336	(12,826,422)
Distributions to Shareholders From:
Distributable earnings:
Class A	(447)	(19,990)	–	(4,124,107)	(129,129)	(356,849)
Class C	–	–	–	(37,679)	–	–
Class R	–	–	–	(106,923)	–	–
Institutional Service Class	–	–	–	(2,247)	–	–
Institutional Class	(772,267)	(6,392,314)	–	(1,888,315)	(5,928,737)	(10,781,178)
Change in net assets from shareholder distributions	(772,714)	(6,412,304)	–	(6,159,271)	(6,057,866)	(11,138,027)
Change in net assets from capital transactions	(1,273,311)	(23,819,904)	37,722,150	16,139,945	(1,003,011)	(5,403,350)
Change in net assets	1,769,305	(36,096,661)	74,021,086	25,276,333	5,617,459	(29,367,799)
Net Assets:
Beginning of period	20,591,025	56,687,686	139,093,698	113,817,365	48,205,347	77,573,146
End of period	$22,360,330	$20,591,025	$213,114,784	$139,093,698	$53,822,806	$48,205,347

(a)	Effective February 28, 2020, the Institutional Service Class had zero assets. On February 28, 2020, the Aberdeen International Small Cap Fund ceased offering Institutional Service Class Shares.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

62	2021 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	Aberdeen International Real Estate Equity Fund		Aberdeen International Small Cap Fund		Aberdeen Realty Income & Growth Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$17,982	$17,400	$22,438,149	$22,475,177	$93,910	$600,041
Dividends reinvested	259	1,728	–	4,009,366	115,322	267,327
Cost of shares redeemed	(3,899)	(139,211)	(42,151,323)	(17,795,163)	(1,429,433)	(453,190)
Total Class A	14,342	(120,083)	(19,713,174)	8,689,380	(1,220,201)	414,178
Class C Shares
Proceeds from shares issued	–	–	118,650	44,253	–	–
Dividends reinvested	–	–	–	37,679	–	–
Cost of shares redeemed	–	–	(22,494)	(371,746)	–	–
Total Class C	–	–	96,156	(289,814)	–	–
Class R Shares
Proceeds from shares issued	–	–	335,568	756,991	–	–
Dividends reinvested	–	–	–	104,980	–	–
Cost of shares redeemed	–	–	(167,290)	(1,322,375)	–	–
Total Class R	–	–	168,278	(460,404)	–	–
Institutional Service Class Shares
Proceeds from shares issued	–	–	–	1,597	–	–
Dividends reinvested	–	–	–	2,247	–	–
Cost of shares redeemed	–	–	–	(41,337)	–	–
Total Institutional Service Class	–	–	–	(37,493)	–	–
Institutional Class Shares
Proceeds from shares issued	36,315	220,196	68,504,679	22,918,036	676,248	1,740,144
Dividends reinvested	750,678	3,228,360	–	1,887,586	5,767,173	10,093,031
Cost of shares redeemed	(2,074,646)	(27,148,377)	(11,333,789)	(16,567,346)	(6,226,231)	(17,650,703)
Total Institutional Class	(1,287,653)	(23,699,821)	57,170,890	8,238,276	217,190	(5,817,528)
Change in net assets from capital transactions:	$(1,273,311)	$(23,819,904)	$37,722,150	$16,139,945	$(1,003,011)	$(5,403,350)

(a)	Effective February 28, 2020, the Institutional Service Class had zero assets. On February 28, 2020, the Aberdeen International Small Cap Fund ceased offering Institutional Service Class Shares.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	63

Statements of Changes in Net Assets (concluded)

	Aberdeen International Real Estate Equity Fund		Aberdeen International Small Cap Fund		Aberdeen Realty Income & Growth Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued	883	944	630,373	853,368	7,660	44,651
Reinvested	13	81	–	143,243	9,578	18,007
Redeemed	(195)	(7,307)	(1,167,390)	(690,453)	(108,407)	(34,005)
Total Class A Shares	701	(6,282)	(537,017)	306,158	(91,169)	28,653
Class C Shares
Issued	–	–	3,571	1,695	–	–
Reinvested	–	–	–	1,488	–	–
Redeemed	–	–	(695)	(15,376)	–	–
Total Class C Shares	–	–	2,876	(12,193)	–	–
Class R Shares
Issued	–	–	10,000	31,007	–	–
Reinvested	–	–	–	3,989	–	–
Redeemed	–	–	(5,213)	(50,260)	–	–
Total Class R Shares	–	–	4,787	(15,264)	–	–
Institutional Service Class Shares
Issued	–	–	–	56	–	–
Reinvested	–	–	–	80	–	–
Redeemed	–	–	–	(1,607)	–	–
Total Institutional Service Class Shares	–	–	–	(1,471)	–	–
Institutional Class Shares
Issued	1,830	11,184	1,878,118	859,355	52,640	122,029
Reinvested	39,077	149,877	–	67,222	477,345	688,954
Redeemed	(104,542)	(1,382,002)	(314,361)	(648,619)	(492,876)	(1,267,890)
Total Institutional Class Shares	(63,635)	(1,220,941)	1,563,757	277,958	37,109	(456,907)
Total change in shares:	(62,934)	(1,227,223)	1,034,403	555,188	(54,060)	(428,254)

(a)	Effective February 28, 2020, the Institutional Service Class had zero assets. On February 28, 2020, the Aberdeen International Small Cap Fund ceased offering Institutional Service Class Shares.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

64	2021 Semi-Annual Report

Statements of Changes in Net Assets

	Aberdeen U.S. Small Cap Equity Fund		Aberdeen U.S. Sustainable Leaders Fund		Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss	$(1,067,172)	$(2,939,644)	$(337,066)	$(627,102)	$(42,251)	$(45,591)
Net realized gain from investments and foreign currency transactions	121,975,467	60,922,317	101,392,004	48,986,120	5,057,611	3,119,651
Net change in unrealized appreciation/ (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	168,312,884	(4,343,412)	(4,264,962)	13,838,958	(600,269)	(994,426)
Changes in net assets resulting from operations	289,221,179	53,639,261	96,789,976	62,197,976	4,415,091	2,079,634
Distributions to Shareholders From:
Distributable earnings:
Class A	(8,820,880)	(11,473,361)	(32,838,262)	(24,589,062)	(901,851)	(516,902)
Class C	(3,106,149)	(4,244,876)	(162,943)	(156,405)	(230,092)	(1,046,758)
Class R	(263,620)	(421,143)	–	(1,083)	(271,918)	(128,715)
Institutional Service Class	(2,057,615)	(2,799,098)	(13,939,695)	(10,744,381)	(32,120)	(28,367)
Institutional Class	(35,151,160)	(42,054,120)	(1,285,641)	(818,661)	(382,181)	(203,205)
Change in net assets from shareholder distributions	(49,399,424)	(60,992,598)	(48,226,541)	(36,309,592)	(1,818,162)	(1,923,947)
Change in net assets from capital transactions	114,506,906	(119,902,008)	22,684,797	1,017,750	(2,173)	(6,463,943)
Change in net assets	354,328,661	(127,255,345)	71,248,232	26,906,134	2,594,756	(6,308,256)
Net Assets:
Beginning of period	733,367,840	860,623,185	398,713,960	371,807,826	13,890,016	20,198,272
End of period	$1,087,696,501	$733,367,840	$469,962,192	$398,713,960	$16,484,772	$13,890,016

(a)	Effective March 31, 2020, the Class R had zero assets. On April 7, 2020, the Aberdeen U.S. Sustainable Leaders Fund ceased offering Class R Shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	65

Statements of Changes in Net Assets (continued)

	Aberdeen U.S. Small Cap Equity Fund		Aberdeen U.S. Sustainable Leaders Fund		Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$12,045,193	$16,227,633	$1,624,302	$2,958,841	$226,816	$1,202,461
Dividends reinvested	7,112,684	9,715,490	29,872,297	22,321,664	763,859	388,246
Cost of shares redeemed	(23,700,345)	(58,094,309)	(16,525,279)	(25,099,337)	(1,230,106)	(2,708,909)
Total Class A	(4,542,468)	(32,151,186)	14,971,320	181,168	(239,431)	(1,118,202)
Class C Shares
Proceeds from shares issued	2,380,929	2,708,476	1,376	148,630	6,520	89,627
Dividends reinvested	2,630,798	3,470,356	157,978	120,441	227,027	1,034,134
Cost of shares redeemed	(8,054,395)	(16,088,725)	(332,124)	(600,552)	(135,907)	(4,863,444)
Total Class C	(3,042,668)	(9,909,893)	(172,770)	(331,481)	97,640	(3,739,683)
Class R Shares
Proceeds from shares issued	312,087	803,669	–	1,786	141,725	276,677
Dividends reinvested	246,182	276,258	–	–	271,918	128,715
Cost of shares redeemed	(727,040)	(2,713,095)	–	(13,850)	(180,412)	(472,535)
Total Class R	(168,771)	(1,633,168)	–	(12,064)	233,231	(67,143)
Institutional Service Class Shares
Proceeds from shares issued	2,912,042	7,326,377	1,061,687	674,167	18,922	3,000
Dividends reinvested	1,986,418	2,719,643	13,645,836	10,474,284	32,120	28,367
Cost of shares redeemed	(7,948,328)	(19,150,853)	(7,962,644)	(11,541,725)	(92,160)	(192,119)
Total Institutional Service Class	(3,049,868)	(9,104,833)	6,744,879	(393,274)	(41,118)	(160,752)
Institutional Class Shares
Proceeds from shares issued	211,978,829	167,070,278	1,368,187	3,061,512	76,965	340,696
Dividends reinvested	29,290,180	35,496,582	1,257,892	796,937	369,548	197,284
Cost of shares redeemed	(115,958,328)	(269,669,788)	(1,484,711)	(2,285,048)	(499,008)	(1,916,143)
Total Institutional Class	125,310,681	(67,102,928)	1,141,368	1,573,401	(52,495)	(1,378,163)
Change in net assets from capital transactions:	$114,506,906	$(119,902,008)	$22,684,797	$1,017,750	$(2,173)	$(6,463,943)

(a)	Effective March 31, 2020, the Class R had zero assets. On April 7, 2020, the Aberdeen U.S. Sustainable Leaders Fund ceased offering Class R Shares.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

66	2021 Semi-Annual Report

Statements of Changes in Net Assets (concluded)

	Aberdeen U.S. Small Cap Equity Fund		Aberdeen U.S. Sustainable Leaders Fund		Aberdeen U.S. Sustainable Leaders Smaller Companies Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020(a)	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued	298,058	507,911	113,692	230,734	25,355	155,754
Reinvested	185,082	301,069	2,159,963	1,777,203	88,205	51,018
Redeemed	(574,088)	(1,895,512)	(1,140,829)	(1,950,163)	(136,218)	(380,378)
Total Class A Shares	(90,948)	(1,086,532)	1,132,826	57,774	(22,658)	(173,606)
Class C Shares
Issued	72,585	104,097	113	13,302	5,241	58,896
Reinvested	84,809	130,563	14,271	11,570	190,779	590,934
Redeemed	(242,589)	(643,327)	(28,369)	(54,864)	(72,524)	(2,637,390)
Total Class C Shares	(85,195)	(408,667)	(13,985)	(29,992)	123,496	(1,987,560)
Class R Shares
Issued	8,646	28,406	–	154	17,858	40,328
Reinvested	7,188	9,503	–	–	36,401	19,240
Redeemed	(20,495)	(94,848)	–	(1,329)	(22,398)	(70,135)
Total Class R Shares	(4,661)	(56,939)	–	(1,175)	31,861	(10,567)
Institutional Service Class Shares
Issued	65,522	230,034	69,252	50,790	1,944	344
Reinvested	47,854	78,557	905,497	774,153	3,526	3,564
Redeemed	(184,217)	(576,967)	(510,687)	(845,170)	(10,251)	(24,322)
Total Institutional Service Class Shares	(70,841)	(268,376)	464,062	(20,227)	(4,781)	(20,414)
Institutional Class Shares
Issued	4,662,036	5,167,805	86,211	210,706	7,915	41,379
Reinvested	704,938	1,025,616	83,029	58,641	38,859	23,913
Redeemed	(2,639,881)	(8,464,657)	(94,675)	(169,900)	(50,399)	(231,032)
Total Institutional Class Shares	2,727,093	(2,271,236)	74,565	99,447	(3,625)	(165,740)
Total change in shares:	2,475,448	(4,091,750)	1,657,468	105,827	124,293	(2,357,887)

(a)	Effective March 31, 2020, the Class R had zero assets. On April 7, 2020, the Aberdeen U.S. Sustainable Leaders Fund ceased offering Class R Shares.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	67

Financial Highlights

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen China A Share Equity Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$33.90	$(0.18)	$5.98	$5.80	$–	$(0.53)	$(0.53)	$39.17
Year Ended October 31, 2020	25.61	0.08	9.29	9.37	– (h)	(1.08)	(1.08)	33.90
Year Ended October 31, 2019	19.86	0.07	5.72	5.79	(0.04)	–	(0.04)	25.61
Year Ended October 31, 2018	22.48	0.06	(2.45)	(2.39)	(0.23)	–	(0.23)	19.86
Year Ended October 31, 2017	18.46	0.20	4.02	4.22	(0.20)	–	(0.20)	22.48
Year Ended October 31, 2016	17.94	0.19	0.33	0.52	–	–	–	18.46
Class C Shares
Six Months Ended April 30, 2021*	32.18	(0.29)	5.68	5.39	–	(0.53)	(0.53)	37.04
Year Ended October 31, 2020	24.52	(0.09)	8.83	8.74	–	(1.08)	(1.08)	32.18
Year Ended October 31, 2019	19.12	(0.21)	5.61	5.40	–	–	–	24.52
Year Ended October 31, 2018	21.59	(0.09)	(2.35)	(2.44)	(0.03)	–	(0.03)	19.12
Year Ended October 31, 2017	17.64	0.03	3.92	3.95	–	–	–	21.59
Year Ended October 31, 2016	17.26	0.06	0.32	0.38	–	–	–	17.64
Class R Shares
Six Months Ended April 30, 2021*	33.07	(0.23)	5.84	5.61	–	(0.53)	(0.53)	38.15
Year Ended October 31, 2020	25.08	(0.06)	9.13	9.07	–	(1.08)	(1.08)	33.07
Year Ended October 31, 2019	19.48	0.02	5.58	5.60	–	–	–	25.08
Year Ended October 31, 2018	22.07	0.04	(2.46)	(2.42)	(0.17)	–	(0.17)	19.48
Year Ended October 31, 2017	18.13	0.15	3.94	4.09	(0.15)	–	(0.15)	22.07
Year Ended October 31, 2016	17.68	0.16	0.29	0.45	–	–	–	18.13
Institutional Service Class Shares
Six Months Ended April 30, 2021*	34.11	(0.14)	6.01	5.87	(0.02)	(0.53)	(0.55)	39.43
Year Ended October 31, 2020	25.75	0.15	9.34	9.49	(0.05)	(1.08)	(1.13)	34.11
Year Ended October 31, 2019	19.98	0.11	5.76	5.87	(0.10)	–	(0.10)	25.75
Year Ended October 31, 2018	22.62	0.11	(2.46)	(2.35)	(0.29)	–	(0.29)	19.98
Year Ended October 31, 2017	18.55	0.22	4.08	4.30	(0.23)	–	(0.23)	22.62
Year Ended October 31, 2016	18.00	0.22	0.33	0.55	–	–	–	18.55
Institutional Class Shares
Six Months Ended April 30, 2021*	34.26	(0.09)	6.01	5.92	(0.04)	(0.53)	(0.57)	39.61
Year Ended October 31, 2020	25.85	0.05	9.51	9.56	(0.07)	(1.08)	(1.15)	34.26
Year Ended October 31, 2019	20.03	0.26	5.64	5.90	(0.08)	–	(0.08)	25.85
Year Ended October 31, 2018	22.65	0.05	(2.38)	(2.33)	(0.29)	–	(0.29)	20.03
Year Ended October 31, 2017	18.58	0.19	4.13	4.32	(0.25)	–	(0.25)	22.65
Year Ended October 31, 2016	18.00	0.26	0.32	0.58	–	–	–	18.58

*  Unaudited

(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

68	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen China A Share Equity Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)
17.20%(g)	$19,626	1.30%	1.60%	(0.94%)	2.69%
38.06%(g)	10,888	1.32%(i)	2.55%(i)	0.28%	56.48%
29.21%	8,685	1.60%(i)	3.19%(i)	0.30%	115.09%
(10.76%)	5,978	1.95%(i)	3.01%(i)	0.27%	26.13%
23.15%	7,492	1.97%(i)	3.04%(i)	0.98%	23.58%
2.90%	7,301	1.95%(i)	2.84%(i)	1.10%	15.75%

16.84%	3,960	1.99%	2.38%	(1.59%)	2.69%
37.13%	587	1.99%(i)	3.37%(i)	(0.37%)	56.48%
28.24%	839	2.38%(i)	3.99%(i)	(0.96%)	115.09%
(11.32%)	1,568	2.62%(i)	3.81%(i)	(0.42%)	26.13%
22.39%	2,437	2.62%(i)	3.83%(i)	0.14%	23.58%
2.20%	3,609	2.62%(i)	3.60%(i)	0.37%	15.75%

17.05%(g)	5,977	1.59%	1.89%	(1.23%)	2.69%
37.63%(g)	3,215	1.62%(i)	2.85%(i)	(0.23%)	56.48%
28.75%	2,682	1.92%(i)	3.52%(i)	0.07%	115.09%
(11.07%)	1,664	2.27%(i)	3.33%(i)	0.18%	26.13%
22.77%	1,851	2.31%(i)	3.38%(i)	0.74%	23.58%
2.55%	1,378	2.28%(i)	3.17%(i)	0.95%	15.75%

17.32%	932	1.08%	1.38%	(0.74%)	2.69%
38.37%	639	1.09%(i)	2.32%(i)	0.55%	56.48%
29.52%	543	1.40%(i)	2.96%(i)	0.45%	115.09%
(10.57%)	532	1.72%(i)	2.78%(i)	0.49%	26.13%
23.54%	620	1.71%(i)	2.78%(i)	1.12%	23.58%
3.06%	735	1.79%(i)	2.68%(i)	1.29%	15.75%

17.39%	67,431	0.99%	1.32%	(0.48%)	2.69%
38.55%	4,919	0.99%(i)	2.34%(i)	0.20%	56.48%
29.59%	1,336	1.16%(i)	2.97%(i)	1.09%	115.09%
(10.46%)	299	1.62%(i)	2.78%(i)	0.21%	26.13%
23.62%	927	1.62%(i)	2.78%(i)	0.94%	23.58%
3.22%	1,575	1.62%(i)	2.56%(i)	1.47%	15.75%

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(h)	Less than $0.005 per share.
(i)	Includes interest expense that amounts to less than 0.01%

2021 Semi-Annual Report	69

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Dynamic Dividend Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Invest- ment Activities	Net Invest- ment Income	Tax Return of Capital	Total Distri- butions	Redemption Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$3.68	$0.15	(f)	$0.98	$1.13	$(0.11)	$–	$(0.11)	$–		$4.70
Year Ended October 31, 2020	3.99	0.20	(f)	(0.28)	(0.08)	(0.23)	–	(0.23)	–		3.68
Year Ended October 31, 2019	3.85	0.23	(f)	0.14	0.37	(0.23)	–	(0.23)	–		3.99
Year Ended October 31, 2018(h)	4.04	0.17	(f)	(0.13)	0.04	(0.23)	0.00 (i)	(0.23)	0.00	(i)	3.85
Year Ended October 31, 2017	3.49	0.22		0.56	0.78	(0.22)	(0.01)	(0.23)	0.00	(i)	4.04
Year Ended October 31, 2016	3.73	0.18		(0.19)	(0.01)	(0.21)	(0.02)	(0.23)	0.00	(i)	3.49
Institutional Class Shares
Six Months Ended April 30, 2021*	3.69	0.15	(f)	0.99	1.14	(0.12)	–	(0.12)	–		4.71
Year Ended October 31, 2020	4.00	0.21	(f)	(0.28)	(0.07)	(0.24)	–	(0.24)	–		3.69
Year Ended October 31, 2019	3.85	0.24	(f)	0.15	0.39	(0.24)	–	(0.24)	–		4.00
Year Ended October 31, 2018(h)	4.04	0.18	(f)	(0.13)	0.05	(0.24)	0.00 (i)	(0.24)	0.00	(i)	3.85
Year Ended October 31, 2017	3.49	0.22		0.57	0.79	(0.23)	(0.01)	(0.24)	0.00	(i)	4.04
Year Ended October 31, 2016	3.73	0.21		(0.21)	0.00	(0.22)	(0.02)	(0.24)	0.00	(i)	3.49

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

70	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Dynamic Dividend Fund (concluded)

					Ratios/Supplemental Data

Total Return (a)(b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)
31.07%		$5,117	1.50%		1.60%		6.84%	35.97%
(2.04	%)(g)	3,885	1.50%		1.60%		5.20%	85.01%
10.02	%(g)	4,399	1.50%		1.61%		6.00%	105.70%
0.79%		4,505	1.52	%(j)	1.60	%(j)	4.17%	66.16%
22.92%		3,379	1.54	%(j)	1.58	%(j)	6.14%	82.00%
(0.06%)		3,865	1.55	%(j)	1.56	%(j)	5.02%	88.00%

31.14%		123,287	1.25%		1.35%		7.06%	35.97%
(1.77%)		100,350	1.25%		1.35%		5.37%	85.01%
10.60%		122,197	1.25%		1.33%		6.21%	105.70%
1.02%		135,262	1.28	%(j)	1.35	%(j)	4.44%	66.16%
23.22%		160,696	1.29	%(j)	1.33	%(j)	5.95%	82.00%
0.18%		151,200	1.30	%(j)	1.31	%(j)	6.13%	88.00%

(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.
(j)	Includes interest expense that amounts to 0.03%, 0.04% and 0.01% for Class A and Institutional Class for the years ended October 31, 2018, October 31, 2017 and October 31, 2016 respectively.

2021 Semi-Annual Report	71

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$16.79	$(0.02)	$ 4.09	$ 4.07	$ –	$(0.14)	$(0.14)	$20.72
Year Ended October 31, 2020	15.30	0.01	1.71	1.72	(0.22)	(0.01)	(0.23)	16.79
Year Ended October 31, 2019	13.12	0.07	2.26	2.33	(0.13)	(0.02)	(0.15)	15.30
Year Ended October 31, 2018	15.74	0.07	(2.53)	(2.46)	(0.16)	–	(0.16)	13.12
Year Ended October 31, 2017	13.53	0.10	2.22	2.32	(0.11)	–	(0.11)	15.74
Year Ended October 31, 2016	12.22	0.11	1.33	1.44	– (h)	(0.13)	(0.13)	13.53
Class C Shares
Six Months Ended April 30, 2021*	16.68	(0.08)	4.07	3.99	–	(0.14)	(0.14)	20.53
Year Ended October 31, 2020	15.18	(0.06)	1.69	1.63	(0.12)	(0.01)	(0.13)	16.68
Year Ended October 31, 2019	12.97	– (h)	2.24	2.24	(0.01)	(0.02)	(0.03)	15.18
Year Ended October 31, 2018	15.55	– (h)	(2.51)	(2.51)	(0.07)	–	(0.07)	12.97
Year Ended October 31, 2017	13.35	0.02	2.21	2.23	(0.03)	–	(0.03)	15.55
Year Ended October 31, 2016	12.14	0.03	1.31	1.34	–	(0.13)	(0.13)	13.35
Class R Shares
Six Months Ended April 30, 2021*	16.60	(0.04)	4.05	4.01	–	(0.14)	(0.14)	20.47
Year Ended October 31, 2020	15.14	– (h)	1.68	1.68	(0.21)	(0.01)	(0.22)	16.60
Year Ended October 31, 2019	13.00	0.07	2.21	2.28	(0.12)	(0.02)	(0.14)	15.14
Year Ended October 31, 2018	15.61	0.06	(2.52)	(2.46)	(0.15)	–	(0.15)	13.00
Year Ended October 31, 2017	13.43	0.08	2.19	2.27	(0.09)	–	(0.09)	15.61
Year Ended October 31, 2016	12.17	0.08	1.31	1.39	–	(0.13)	(0.13)	13.43
Institutional Service Class Shares
Six Months Ended April 30, 2021*	16.85	0.01	4.11	4.12	(0.03)	(0.14)	(0.17)	20.80
Year Ended October 31, 2020	15.37	0.07	1.70	1.77	(0.28)	(0.01)	(0.29)	16.85
Year Ended October 31, 2019	13.19	0.23	2.16	2.39	(0.19)	(0.02)	(0.21)	15.37
Year Ended October 31, 2018	15.78	0.14	(2.55)	(2.41)	(0.18)	–	(0.18)	13.19
Year Ended October 31, 2017	13.55	0.14	2.23	2.37	(0.14)	–	(0.14)	15.78
Year Ended October 31, 2016	12.22	0.14	1.33	1.47	(0.01)	(0.13)	(0.14)	13.55
Institutional Class Shares
Six Months Ended April 30, 2021*	16.90	0.03	4.12	4.15	(0.04)	(0.14)	(0.18)	20.87
Year Ended October 31, 2020	15.39	0.09	1.72	1.81	(0.29)	(0.01)	(0.30)	16.90
Year Ended October 31, 2019	13.20	0.13	2.27	2.40	(0.19)	(0.02)	(0.21)	15.39
Year Ended October 31, 2018	15.81	0.15	(2.55)	(2.40)	(0.21)	–	(0.21)	13.20
Year Ended October 31, 2017	13.58	0.17	2.22	2.39	(0.16)	–	(0.16)	15.81
Year Ended October 31, 2016	12.24	0.16	1.33	1.49	(0.02)	(0.13)	(0.15)	13.58

*  Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Financial Statements.

72	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Fund (concluded)

	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

24.28%	$ 123,138	1.57%		1.57%		(0.23%)	19.00%
11.31%	107,572	1.59	%(g)	1.59	%(g)	0.09%	26.13%
17.89%	134,382	1.59	%(g)	1.59	%(g)	0.46%	14.86%
(15.80%)	143,297	1.59	%(g)	1.59	%(g)	0.49%	20.39%
17.39%	208,084	1.56%		1.56%		0.70%	16.55%
12.04%	188,315	1.48	%(g)	1.49	%(g)	0.91%	9.19%

23.96%	14,279	2.10%		2.14%		(0.76%)	19.00%
10.74%	11,786	2.10	%(g)	2.19	%(g)	(0.40%)	26.13%
17.26%	15,611	2.10	%(g)	2.20	%(g)	(0.03%)	14.86%
(16.20%)	15,886	2.10	%(g)	2.21	%(g)	– (i)	20.39%
16.75%	28,618	2.10%		2.28%		0.16%	16.55%
11.26%	25,054	2.10	%(g)	2.20	%(g)	0.28%	9.19%

24.20%	134,875	1.70%		1.70%		(0.36%)	19.00%
11.13%	113,707	1.73	%(g)	1.73	%(g)	0.01%	26.13%
17.72%	108,487	1.75	%(g)	1.75	%(g)	0.48%	14.86%
(15.93%)	89,874	1.75	%(g)	1.75	%(g)	0.40%	20.39%
17.13%	79,767	1.78%		1.78%		0.55%	16.55%
11.65%	47,410	1.77	%(g)	1.78	%(g)	0.69%	9.19%

24.53%	459,741	1.22%		1.22%		0.13%	19.00%
11.64%(j)	362,229	1.24	%(g)	1.24	%(g)	0.50%	26.13%
18.38%(j)	297,466	1.24	%(g)	1.24	%(g)	1.55%	14.86%
(15.48%)	118,917	1.16	%(g)	1.16	%(g)	0.89%	20.39%
17.75%	205,880	1.28%		1.28%		0.96%	16.55%
12.25%	333,964	1.28	%(g)	1.29	%(g)	1.13%	9.19%

24.61%	4,602,730	1.10%		1.15%		0.25%	19.00%
11.86%	3,414,059	1.10	%(g)	1.18	%(g)	0.59%	26.13%
18.45%	4,420,838	1.10	%(g)	1.16	%(g)	0.91%	14.86%
(15.38%)	5,511,182	1.10	%(g)	1.14	%(g)	1.00%	20.39%
17.89%	8,179,870	1.10%		1.13%		1.17%	16.55%
12.41%(j)	7,365,757	1.10	%(g)	1.14	%(g)	1.32%	9.19%

(e)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)  Includes interest expense that amounts to less than 0.01%.

(h)  Less than $0.005 per share.

(i)  Amount is less than 0.005%.

(j)  The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2021 Semi-Annual Report	73

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Sustainable Leaders Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 15.74	$ – (g)	$ 3.55	$ 3.55	$ – (g)	$ – (g)	$ 19.29
Year Ended October 31, 2020	14.68	– (g)	1.21	1.21	(0.15)	(0.15)	15.74
Year Ended October 31, 2019	13.28	0.12	1.57	1.69	(0.29)	(0.29)	14.68
Year Ended October 31, 2018	15.04	0.15	(1.78)	(1.63)	(0.13)	(0.13)	13.28
Year Ended October 31, 2017	12.70	0.15	2.36	2.51	(0.17)	(0.17)	15.04
Year Ended October 31, 2016	12.52	0.18	0.04	0.22	(0.04)	(0.04)	12.70
Class C Shares
Six Months Ended April 30, 2021*	14.79	(0.06)	3.34	3.28	–	–	18.07
Year Ended October 31, 2020	13.76	(0.08)	1.12	1.04	(0.01)	(0.01)	14.79
Year Ended October 31, 2019	12.44	0.03	1.48	1.51	(0.19)	(0.19)	13.76
Year Ended October 31, 2018	14.09	0.04	(1.66)	(1.62)	(0.03)	(0.03)	12.44
Year Ended October 31, 2017	11.89	0.04	2.23	2.27	(0.07)	(0.07)	14.09
Year Ended October 31, 2016	11.79	0.08	0.03	0.11	(0.01)	(0.01)	11.89
Class R Shares
Six Months Ended April 30, 2021*	14.98	(0.02)	3.38	3.36	–	–	18.34
Year Ended October 31, 2020	13.97	(0.03)	1.14	1.11	(0.10)	(0.10)	14.98
Year Ended October 31, 2019	12.65	0.08	1.50	1.58	(0.26)	(0.26)	13.97
Year Ended October 31, 2018	14.33	0.10	(1.68)	(1.58)	(0.10)	(0.10)	12.65
Year Ended October 31, 2017	12.11	0.10	2.25	2.35	(0.13)	(0.13)	14.33
Year Ended October 31, 2016	11.97	0.12	0.05	0.17	(0.03)	(0.03)	12.11
Institutional Service Class Shares
Six Months Ended April 30, 2021*	16.08	0.03	3.63	3.66	(0.05)	(0.05)	19.69
Year Ended October 31, 2020	15.00	0.06	1.22	1.28	(0.20)	(0.20)	16.08
Year Ended October 31, 2019	13.58	0.17	1.60	1.77	(0.35)	(0.35)	15.00
Year Ended October 31, 2018	15.37	0.20	(1.80)	(1.60)	(0.19)	(0.19)	13.58
Year Ended October 31, 2017	12.98	0.19	2.41	2.60	(0.21)	(0.21)	15.37
Year Ended October 31, 2016	12.77	0.20	0.05	0.25	(0.04)	(0.04)	12.98
Institutional Class Shares
Six Months Ended April 30, 2021*	16.15	0.03	3.65	3.68	(0.05)	(0.05)	19.78
Year Ended October 31, 2020	15.06	0.06	1.23	1.29	(0.20)	(0.20)	16.15
Year Ended October 31, 2019	13.63	0.17	1.61	1.78	(0.35)	(0.35)	15.06
Year Ended October 31, 2018	15.43	0.21	(1.82)	(1.61)	(0.19)	(0.19)	13.63
Year Ended October 31, 2017	13.04	0.20	2.42	2.62	(0.23)	(0.23)	15.43
Year Ended October 31, 2016	12.82	0.22	0.05	0.27	(0.05)	(0.05)	13.04

*  Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

74	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Sustainable Leaders Fund (concluded)

			Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

22.57%	$ 24,759	1.49	%(h)	1.49	%(h)	(0.03%)	104.79%
8.24%	21,418	1.49	%(h)	1.49	%(h)	0.02%	37.50%
13.13%	24,719	1.52	%(i)	1.52	%(i)	0.89%	28.30%
(10.93%)	24,957	1.38%		1.38%		0.99%	20.75%
20.05%	39,619	1.39%		1.39%		1.09%	13.11%
1.76%	47,736	1.39	%(h)	1.39	%(h)	1.49%	27.99%

22.18%	2,582	2.11	%(h)	2.21	%(h)	(0.68%)	104.79%
7.56%(j)	2,432	2.10	%(h)	2.20	%(h)	(0.55%)	37.50%
12.43%(j)	4,330	2.12	%(i)	2.24	%(i)	0.21%	28.30%
(11.54%)	8,074	2.10%		2.10%		0.27%	20.75%
19.27%	12,375	2.10%		2.18%		0.35%	13.11%
0.97%	14,400	2.10	%(h)	2.12	%(h)	0.70%	27.99%

22.43%	6,253	1.75	%(h)	1.75	%(h)	(0.18%)	104.79%
7.97%	3,244	1.74	%(h)	1.74	%(h)	(0.22%)	37.50%
12.80%	3,992	1.79	%(i)	1.79	%(i)	0.58%	28.30%
(11.14%)	5,041	1.64%		1.64%		0.74%	20.75%
19.70%	7,335	1.70%		1.70%		0.75%	13.11%
1.42%	7,647	1.67	%(h)	1.67	%(h)	1.08%	27.99%

22.76%	99,298	1.17	%(h)	1.17	%(h)	0.28%	104.79%
8.58%(j)	83,121	1.15	%(h)	1.15	%(h)	0.36%	37.50%
13.49%(j)	85,934	1.16	%(i)	1.16	%(i)	1.23%	28.30%
(10.58%)	84,902	1.06%		1.06%		1.31%	20.75%
20.46%	106,424	1.08%		1.08%		1.35%	13.11%
2.01%	101,655	1.14	%(h)	1.14	%(h)	1.62%	27.99%

22.79%	94,624	1.11	%(h)	1.15	%(h)	0.31%	104.79%
8.63%(j)	107,158	1.10	%(h)	1.13	%(h)	0.41%	37.50%
13.55%(j)	99,475	1.12	%(i)	1.13	%(i)	1.21%	28.30%
(10.56%)	272,152	1.02%		1.02%		1.37%	20.75%
20.47%	367,341	1.02%		1.02%		1.43%	13.11%
2.14%	286,659	1.04	%(h)	1.04	%(h)	1.75%	27.99%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Less than $0.005 per share.
(h)	Includes interest expense that amounts to less than 0.01%.
(i)	Includes interest expense that amounts to 0.02% for Class C and Institutional class. Includes interest expense that amounts to 0.01% for Class A, Class R and Institutional Service Class.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2021 Semi-Annual Report	75

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Equity Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 13.21	$(0.02)	$ 3.60	$ 3.58	$ –	$ –	$ –	$16.79
Year Ended October 31, 2020	12.87	(0.01)	0.77	0.76	(0.08)	(0.34)	(0.42)	13.21
Year Ended October 31, 2019	12.75	0.08	1.08	1.16	(0.09)	(0.95)	(1.04)	12.87
Year Ended October 31, 2018	14.66	0.09	(0.72)	(0.63)	(0.10)	(1.18)	(1.28)	12.75
Year Ended October 31, 2017	12.35	0.10	2.30	2.40	(0.09)	–	(0.09)	14.66
Year Ended October 31, 2016	12.15	0.10	0.13	0.23	(0.03)	–	(0.03)	12.35
Class C Shares
Six Months Ended April 30, 2021*	12.27	(0.07)	3.34	3.27	–	–	–	15.54
Year Ended October 31, 2020	11.98	(0.08)	0.71	0.63	–	(0.34)	(0.34)	12.27
Year Ended October 31, 2019	11.93	0.01	0.99	1.00	–	(0.95)	(0.95)	11.98
Year Ended October 31, 2018	13.78	– (i)	(0.67)	(0.67)	–	(1.18)	(1.18)	11.93
Year Ended October 31, 2017	11.65	0.01	2.18	2.19	(0.06)	–	(0.06)	13.78
Year Ended October 31, 2016	11.52	0.02	0.12	0.14	(0.01)	–	(0.01)	11.65
Class R Shares
Six Months Ended April 30, 2021*	12.54	(0.04)	3.41	3.37	–	–	–	15.91
Year Ended October 31, 2020	12.21	(0.05)	0.73	0.68	(0.01)	(0.34)	(0.35)	12.54
Year Ended October 31, 2019	12.15	0.03	1.01	1.04	(0.03)	(0.95)	(0.98)	12.21
Year Ended October 31, 2018	14.04	0.03	(0.68)	(0.65)	(0.06)	(1.18)	(1.24)	12.15
Year Ended October 31, 2017	11.88	0.04	2.22	2.26	(0.10)	–	(0.10)	14.04
Year Ended October 31, 2016	11.71	0.08	0.11	0.19	(0.02)	–	(0.02)	11.88
Institutional Service Class Shares
Six Months Ended April 30, 2021*	13.41	– (i)	3.65	3.65	–	–	–	17.06
Year Ended October 31, 2020	13.05	0.02	0.80	0.82	(0.12)	(0.34)	(0.46)	13.41
Year Ended October 31, 2019	12.94	0.11	1.08	1.19	(0.13)	(0.95)	(1.08)	13.05
Year Ended October 31, 2018	14.87	0.13	(0.73)	(0.60)	(0.15)	(1.18)	(1.33)	12.94
Year Ended October 31, 2017	12.53	0.13	2.34	2.47	(0.13)	–	(0.13)	14.87
Year Ended October 31, 2016	12.30	0.14	0.13	0.27	(0.04)	–	(0.04)	12.53
Institutional Class Shares
Six Months Ended April 30, 2021*	13.24	– (i)	3.61	3.61	–	–	–	16.85
Year Ended October 31, 2020	12.88	0.03	0.79	0.82	(0.12)	(0.34)	(0.46)	13.24
Year Ended October 31, 2019	12.77	0.13	1.06	1.19	(0.13)	(0.95)	(1.08)	12.88
Year Ended October 31, 2018	14.69	0.14	(0.73)	(0.59)	(0.15)	(1.18)	(1.33)	12.77
Year Ended October 31, 2017	12.40	0.16	2.26	2.42	(0.13)	–	(0.13)	14.69
Year Ended October 31, 2016	12.16	0.14	0.14	0.28	(0.04)	–	(0.04)	12.40

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

76	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Equity Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

27.10%		$ 27,167	1.53%		2.10%		(0.28%)	15.84%
5.93	%(g)	22,455	1.53	%(h)	2.17	%(h)	(0.06%)	29.04%
10.40	%(g)	26,719	1.53	%(h)	2.07	%(h)	0.66%	32.68%
(4.97%)		27,530	1.53%		1.92%		0.67%	22.06%
19.58%		34,296	1.56	%(h)	1.68	%(h)	0.71%	24.98%
1.93%		48,350	1.56	%(h)	1.63	%(h)	0.82%	21.59%

26.65%		224	2.19%		2.98%		(0.94%)	15.84%
5.24%		205	2.19	%(h)	3.04	%(h)	(0.68%)	29.04%
9.62%		638	2.19	%(h)	2.95	%(h)	0.05%	32.68%
(5.53%)		1,713	2.19%		2.77%		0.02%	22.06%
18.85%		2,181	2.19	%(h)	2.51	%(h)	0.06%	24.98%
1.24%		1,495	2.19	%(h)	2.36	%(h)	0.20%	21.59%

26.87%		939	1.84%		2.41%		(0.58%)	15.84%
5.58%		898	1.91	%(h)	2.55	%(h)	(0.42%)	29.04%
9.83%		1,554	1.94	%(h)	2.48	%(h)	0.26%	32.68%
(5.27%)		2,120	1.94%		2.33%		0.26%	22.06%
19.15%		3,107	1.90	%(h)	2.02	%(h)	0.31%	24.98%
1.64%		1,348	1.84	%(h)	1.91	%(h)	0.66%	21.59%

27.22%		316	1.29%		1.86%		(0.03%)	15.84%
6.25%		250	1.29	%(h)	1.93	%(h)	0.18%	29.04%
10.56%		265	1.29	%(h)	1.83	%(h)	0.88%	32.68%
(4.65%)		460	1.26%		1.65%		0.94%	22.06%
19.97%		570	1.29	%(h)	1.41	%(h)	0.94%	24.98%
2.26%		1	1.19	%(h)	1.26	%(h)	1.17%	21.59%

27.27%		1,552	1.19%		1.81%		0.04%	15.84%
6.39%		1,409	1.19	%(h)	1.88	%(h)	0.27%	29.04%
10.71%		1,390	1.19	%(h)	1.77	%(h)	1.01%	32.68%
(4.63%)		2,104	1.19%		1.62%		1.01%	22.06%
19.75%		2,699	1.19	%(h)	1.32	%(h)	1.21%	24.98%
2.36%		36,167	1.19	%(h)	1.27	%(h)	1.19%	21.59%

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.
(h)	Includes interest expense that amounts to less than 0.01%.
(i)	Less than $0.005 per share.

2021 Semi-Annual Report	77

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Infrastructure Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Tax Return of Capital	Total Distri- butions	Redemp- tion Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$19.03	$ 0.15	(f)	$ 4.86	$ 5.01	$(0.36)	$ –	$ –	$(0.36)	$ –		$23.68
Year Ended October 31, 2020	21.93	0.53	(f)	(2.59)	(2.06)	(0.56)	(0.14)	(0.14)	(0.84)	–		19.03
Year Ended October 31, 2019	18.82	0.30	(f)	3.48	3.78	(0.64)	(0.03)	–	(0.67)	–		21.93
Year Ended October 31, 2018(g)	20.65	0.46	(f)	(1.54)	(1.08)	(0.71)	(0.04)	–	(0.75)	0.00	(h)	18.82
Year Ended October 31, 2017	17.55	0.66		3.15	3.81	(0.71)	–	–	(0.71)	0.00	(h)	20.65
Year Ended October 31, 2016	17.63	0.76		(0.12)	0.64	(0.72)	–	–	(0.72)	0.00	(h)	17.55
Institutional Class Shares
Six Months Ended April 30, 2021*	19.05	0.18	(f)	4.87	5.05	(0.38)	–	–	(0.38)	–		23.72
Year Ended October 31, 2020	21.97	0.58	(f)	(2.60)	(2.02)	(0.62)	(0.14)	(0.14)	(0.90)	–		19.05
Year Ended October 31, 2019	18.85	0.34	(f)	3.50	3.84	(0.69)	(0.03)	–	(0.72)	–		21.97
Year Ended October 31, 2018(g)	20.68	0.54	(f)	(1.57)	(1.03)	(0.76)	(0.04)	–	(0.80)	0.00	(h)	18.85
Year Ended October 31, 2017	17.58	0.70		3.16	3.86	(0.76)	–	–	(0.76)	0.00	(h)	20.68
Year Ended October 31, 2016	17.66	0.81		(0.13)	0.68	(0.76)	–	–	(0.76)	0.00	(h)	17.58

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

78	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Infrastructure Fund (concluded)

	Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

26.49%	$ 11,655	1.24%		1.64%		1.38%	15.19%
(9.49%)	9,206	1.33%		1.55%		2.61%	23.76%
20.41%	12,776	1.45%		1.59%		1.46%	31.62%
(5.39%)	12,310	1.45%		1.58%		2.29%	48.54%
22.13%	20,132	1.46	%(i)	1.58	%(i)	3.48%	77.00%
3.75%	16,105	1.46	%(i)	1.54	%(i)	4.34%	58.00%

26.69%	41,069	0.99%		1.38%		1.63%	15.19%
(9.30%)	32,640	1.08%		1.27%		2.90%	23.76%
20.73%	87,441	1.20%		1.31%		1.68%	31.62%
(5.13%)	95,025	1.20%		1.32	%(i)	2.70%	48.54%
22.39%	115,567	1.21	%(i)	1.33	%(i)	3.56%	77.00%
4.01%	134,220	1.21	%(i)	1.29	%(i)	4.56%	58.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(h)	Less than $0.005 per share.
(i)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the years ended October 31, 2017 and October 31, 2016.

2021 Semi-Annual Report	79

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen International Real Estate Equity Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Redemption Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 17.80	$ 0.15	(f)	$ 3.19	$ 3.34	$ (0.37)	$ (0.37)	$ –		$ 20.77
Year Ended October 31, 2020	23.71	0.30	(f)	(3.52)	(3.22)	(2.69)	(2.69)	–		17.80
Year Ended October 31, 2019	20.02	0.33	(f)	3.99	4.32	(0.63)	(0.63)	–		23.71
Year Ended October 31, 2018(h)	22.82	0.14	(f)	(2.46)	(2.32)	(0.48)	(0.48)	0.00	(i)	20.02
Year Ended October 31, 2017	19.33	0.02		3.47	3.49	–	–	0.00	(i)	22.82
Year Ended October 31, 2016	21.79	0.08		(1.12)	(1.04)	(1.42)	(1.42)	0.00	(i)	19.33
Institutional Class Shares
Six Months Ended April 30, 2021*	17.95	0.16	(f)	3.20	3.36	(0.69)	(0.69)	–		20.62
Year Ended October 31, 2020	23.87	0.35	(f)	(3.53)	(3.18)	(2.74)	(2.74)	–		17.95
Year Ended October 31, 2019	20.17	0.38	(f)	4.01	4.39	(0.69)	(0.69)	–		23.87
Year Ended October 31, 2018(h)	22.99	0.21	(f)	(2.49)	(2.28)	(0.54)	(0.54)	0.00	(i)	20.17
Year Ended October 31, 2017	19.46	0.20		3.36	3.56	(0.03)	(0.03)	0.00	(i)	22.99
Year Ended October 31, 2016	21.92	0.17		(1.16)	(0.99)	(1.47)	(1.47)	0.00	(i)	19.46

*  Unaudited

(a)  Excludes sales charge.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)  Net investment income/(loss) is based on average shares outstanding during the period.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

80	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen International Real Estate Equity Fund (concluded)

			Ratios/Supplemental Data

Total Return (a)(b)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

18.90%		$ 39	1.62	%(g)	2.55	%(g)	1.54%	40.59%
(15.48%)		21	1.65	%(g)	1.98	%(g)	1.58%	57.05%
22.29%		177	1.62	%(g)	1.65	%(g)	1.51%	60.73%
(10.52%)		135	1.63	%(g)	1.67	%(g)	0.62%	89.59%
18.05%		176	1.61	%(g)	1.62	%(g)	0.75%	60.00%
(4.99%)		125	1.57	%(g)	1.60	%(g)	0.54%	33.00%

19.03%		22,321	1.37	%(g)	2.18	%(g)	1.65%	40.59%
(15.27%)		20,570	1.40	%(g)	1.73	%(g)	1.74%	57.05%
22.57	%(j)	56,510	1.37	%(g)	1.40	%(g)	1.74%	60.73%
(10.35%)		97,453	1.38	%(g)	1.39	%(g)	0.89%	89.59%
18.36%		117,484	1.35	%(g)	1.37	%(g)	0.94%	60.00%
(4.70%)		107,744	1.34	%(g)	1.37	%(g)	0.75%	33.00%

(g)	Includes interest expense that amounts to less than 0.01% for Class A and Institutional Class for the six months ended April 30, 2021. Includes interest expense that amounts to 0.02%, 0.01%, 0.02%, less than 0.01% and less than 0.01% for Class A and Institutional Class for the years ended October 31, 2020, October 31, 2019, October 31, 2018, October 31, 2017 and October 31, 2016, respectively.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.
(j)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2021 Semi-Annual Report	81

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen International Small Cap Fund

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 30.18	$ (0.10)	$ 7.59	$ 7.49	$ –	$ –	$ –	$ 37.67
Year Ended October 31, 2020	28.11	(0.09)	3.63	3.54	(0.34)	(1.13)	(1.47)	30.18
Year Ended October 31, 2019	29.23	0.23	3.03	3.26	(0.65)	(3.73)	(4.38)	28.11
Year Ended October 31, 2018	31.35	0.47	(1.56)	(1.09)	(0.17)	(0.86)	(1.03)	29.23
Year Ended October 31, 2017	25.97	0.11	5.49	5.60	(0.14)	(0.08)	(0.22)	31.35
Year Ended October 31, 2016	26.87	0.13	1.61	1.74	(0.12)	(2.52)	(2.64)	25.97
Class C Shares
Six Months Ended April 30, 2021*	27.16	(0.18)	6.82	6.64	–	–	–	33.80
Year Ended October 31, 2020	25.43	(0.25)	3.27	3.02	(0.16)	(1.13)	(1.29)	27.16
Year Ended October 31, 2019	26.73	(0.04)	2.84	2.80	(0.37)	(3.73)	(4.10)	25.43
Year Ended October 31, 2018	28.78	0.20	(1.39)	(1.19)	–	(0.86)	(0.86)	26.73
Year Ended October 31, 2017	23.88	(0.04)	5.02	4.98	–	(0.08)	(0.08)	28.78
Year Ended October 31, 2016	25.04	(0.05)	1.50	1.45	(0.09)	(2.52)	(2.61)	23.88
Class R Shares
Six Months Ended April 30, 2021*	28.31	(0.13)	7.10	6.97	–	–	–	35.28
Year Ended October 31, 2020	26.46	(0.15)	3.40	3.25	(0.27)	(1.13)	(1.40)	28.31
Year Ended October 31, 2019	27.74	0.12	2.88	3.00	(0.55)	(3.73)	(4.28)	26.46
Year Ended October 31, 2018	29.82	0.30	(1.43)	(1.13)	(0.09)	(0.86)	(0.95)	27.74
Year Ended October 31, 2017	24.77	0.04	5.20	5.24	(0.11)	(0.08)	(0.19)	29.82
Year Ended October 31, 2016	25.81	0.05	1.53	1.58	(0.10)	(2.52)	(2.62)	24.77
Institutional Class Shares
Six Months Ended April 30, 2021*	30.37	(0.02)	7.62	7.60	–	–	–	37.97
Year Ended October 31, 2020	28.25	0.01	3.65	3.66	(0.41)	(1.13)	(1.54)	30.37
Year Ended October 31, 2019	29.33	0.27	3.11	3.38	(0.73)	(3.73)	(4.46)	28.25
Year Ended October 31, 2018	31.43	0.58	(1.57)	(0.99)	(0.25)	(0.86)	(1.11)	29.33
Year Ended October 31, 2017	26.04	0.19	5.49	5.68	(0.21)	(0.08)	(0.29)	31.43
Year Ended October 31, 2016	26.87	0.18	1.65	1.83	(0.14)	(2.52)	(2.66)	26.04

*     Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

82	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen International Small Cap Fund (concluded)

				Ratios/Supplemental Data
Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursement/ Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

24.82	%(g)	$ 92,800	1.35%	1.35	%(h)	1.44	%(h)	(0.56%)	26.74%
13.02%		90,560	–	1.40%		1.61%		(0.33%)	29.65%
13.93%		75,754	–	1.49	%(h)	1.82	%(h)	0.86%	35.37%
(3.68%)		49,391	–	1.53	%(h)	1.88	%(h)	1.48%	18.07%
21.79%		59,477	–	1.63	%(h)	2.07	%(h)	0.40%	20.60%
7.53	%(g)	51,530	–	1.63	%(h)	2.09	%(h)	0.53%	36.40%

24.45	%(g)	787	–	1.99	%(h)	2.21	%(h)	(1.15%)	26.74%
12.27%		554	–	2.05%		2.38%		(1.02%)	29.65%
13.21%		829	–	2.15	%(h)	2.59	%(h)	(0.17%)	35.37%
(4.31%)		565	–	2.22	%(h)	2.65	%(h)	0.69%	18.07%
20.94%		1,591	–	2.30	%(h)	2.84	%(h)	(0.17%)	20.60%
6.85%		1,175	–	2.30	%(h)	2.86	%(h)	(0.20%)	36.40%
24.62	%(g)	2,224	–	1.64	%(h)	1.74	%(h)	(0.82%)	26.74%

12.68%		1,649	–	1.69%		1.90%		(0.61%)	29.65%
13.62%		1,945	–	1.80	%(h)	2.13	%(h)	0.47%	35.37%
(3.98%)		2,309	–	1.84	%(h)	2.19	%(h)	1.02%	18.07%
21.34%		1,707	–	1.99	%(h)	2.43	%(h)	0.14%	20.60%
7.20	%(g)	947	–	1.95	%(h)	2.41	%(h)	0.20%	36.40%

25.02	%(g)	117,304	–	0.99	%(h)	1.16	%(h)	(0.09%)	26.74%
13.41%		46,330	–	1.04%		1.35%		0.03%	29.65%
14.39%		35,248	–	1.15	%(h)	1.57	%(h)	1.01%	35.37%
(3.34%)		12,418	–	1.20	%(h)	1.61	%(h)	1.84%	18.07%
22.14%		17,141	–	1.30	%(h)	1.79	%(h)	0.69%	20.60%
7.92%		19,840	–	1.30	%(h)	1.79	%(h)	0.71%	36.40%

(e)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)  The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

(h)  Includes interest expense that amounts to less than 0.01%.

2021 Semi-Annual Report	83

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Realty Income & Growth Fund

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Invest- ments	Total from Invest- ment Activities	Net Invest- ment Income	Net Realized Gains	Total Distri- butions	Redemp- tion Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 12.40	$ 0.13	(f)	$ 3.13	$ 3.26	$ (0.09)	$ (1.54)	$ (1.63)	$ –		$14.03
Year Ended October 31, 2020	17.98	0.25	(f)	(3.17)	(2.92)	(0.60)	(2.06)	(2.66)	–		12.40
Year Ended October 31, 2019	21.38	0.32	(f)	3.28	3.60	(0.52)	(6.48)	(7.00)	–		17.98
Year Ended October 31, 2018(h)	22.93	0.47	(f)	(0.74)	(0.27)	(0.69)	(0.59)	(1.28)	0.00	(i)	21.38
Year Ended October 31, 2017	22.09	(0.41)		2.42	2.01	(0.70)	(0.47)	(1.17)	0.00	(i)	22.93
Year Ended October 31, 2016	21.97	0.45		0.63	1.08	(0.50)	(0.46)	(0.96)	0.00	(i)	22.09
Institutional Class Shares
Six Months Ended April 30, 2021*	12.44	0.15	(f)	3.13	3.28	(0.10)	(1.54)	(1.64)	–		14.08
Year Ended October 31, 2020	18.02	0.28	(f)	(3.16)	(2.88)	(0.64)	(2.06)	(2.70)	–		12.44
Year Ended October 31, 2019	21.41	0.36	(f)	3.29	3.65	(0.56)	(6.48)	(7.04)	–		18.02
Year Ended October 31, 2018(h)	22.97	0.54	(f)	(0.76)	(0.22)	(0.75)	(0.59)	(1.34)	0.00	(i)	21.41
Year Ended October 31, 2017	22.11	0.20		1.88	2.08	(0.75)	(0.47)	(1.22)	0.00	(i)	22.97
Year Ended October 31, 2016	22.00	0.49		0.64	1.13	(0.56)	(0.46)	(1.02)	0.00	(i)	22.11

*     Unaudited

(a)  Excludes sales charge.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

84	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Realty Income & Growth Fund (concluded)

				Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)
28.53%	$ 950	1.26	%(g)	1.73	%(g)	2.08%	26.83%
(18.12%)	1,971	1.30	%(g)	1.71	%(g)	1.84%	22.61%
25.65%	2,341	1.28	%(g)	1.71	%(g)	1.83%	20.70%
(1.35%)	1,751	1.34	%(g)	1.71	%(g)	2.16%	42.71%
9.37%	1,565	1.46	%(g)	1.65	%(g)	0.66%	7.00%
4.90%	2,807	1.58	%(g)	1.59	%(g)	2.07%	15.00%

28.63%	52,873	1.01	%(g)	1.51	%(g)	2.33%	26.83%
(17.85%)	46,235	1.05	%(g)	1.48	%(g)	2.05%	22.61%
25.97%	75,232	1.03	%(g)	1.39	%(g)	2.10%	20.70%
(1.15%)	83,573	1.10	%(g)	1.45	%(g)	2.46%	42.71%
9.65%	107,042	1.21	%(g)	1.40	%(g)	0.92%	7.00%
5.15%	107,916	1.35	%(g)	1.36	%(g)	2.28%	15.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Includes interest expense that amounts to 0.01% for Class A and Institutional Class for the six months ended April 30, 2021. Includes interest expense that amounts to 0.05%, 0.03%, 0.10%, 0.10% and 0.06% for Class A and Institutional Class for the years ended October 31, 2020, October 31, 2019, October 31, 2018, 0ctober 31, 2017 and October 31, 2016 respectively.
(h)	Beginning with the year ended October 31, 2018, the Fund has been audited by KPMG LLP. Previous years were audited by different independent registered public accounting firms.
(i)	Less than $0.005 per share.

2021 Semi-Annual Report	85

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Small Cap Equity Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 33.55	$ (0.10)	$ 13.04	$ 12.94	$ –	$ (2.38)	$ (2.38)	$ 44.11
Year Ended October 31, 2020	33.19	(0.20)	3.08	2.88	–	(2.52)	(2.52)	33.55
Year Ended October 31, 2019	35.39	(0.10)	1.78	1.68	– (h)	(3.88)	(3.88)	33.19
Year Ended October 31, 2018	35.61	(0.08)	(0.14)	(0.22)	–	–	–	35.39
Year Ended October 31, 2017	28.71	(0.11)	7.01	6.90	–	–	–	35.61
Year Ended October 31, 2016	26.62	(0.09)	2.18	2.09	–	–	–	28.71
Class C Shares
Six Months Ended April 30, 2021*	27.48	(0.18)	10.61	10.43	–	(2.38)	(2.38)	35.53
Year Ended October 31, 2020	27.79	(0.33)	2.54	2.21	–	(2.52)	(2.52)	27.48
Year Ended October 31, 2019	30.53	(0.27)	1.41	1.14	–	(3.88)	(3.88)	27.79
Year Ended October 31, 2018	30.94	(0.30)	(0.11)	(0.41)	–	–	–	30.53
Year Ended October 31, 2017	25.12	(0.30)	6.12	5.82	–	–	–	30.94
Year Ended October 31, 2016	23.46	(0.24)	1.90	1.66	–	–	–	25.12
Class R Shares
Six Months Ended April 30, 2021*	30.12	(0.13)	11.67	11.54	–	(2.38)	(2.38)	39.28
Year Ended October 31, 2020	30.14	(0.27)	2.77	2.50	–	(2.52)	(2.52)	30.12
Year Ended October 31, 2019	32.64	(0.19)	1.57	1.38	–	(3.88)	(3.88)	30.14
Year Ended October 31, 2018	32.97	(0.18)	(0.15)	(0.33)	–	–	–	32.64
Year Ended October 31, 2017	26.67	(0.21)	6.51	6.30	–	–	–	32.97
Year Ended October 31, 2016	24.78	(0.13)	2.02	1.89	–	–	–	26.67
Institutional Service Class Shares
Six Months Ended April 30, 2021*	36.06	(0.05)	14.06	14.01	–	(2.38)	(2.38)	47.69
Year Ended October 31, 2020	35.41	(0.12)	3.29	3.17	–	(2.52)	(2.52)	36.06
Year Ended October 31, 2019	37.39	(0.01)	1.93	1.92	(0.02)	(3.88)	(3.90)	35.41
Year Ended October 31, 2018	37.51	0.01	(0.13)	(0.12)	–	–	–	37.39
Year Ended October 31, 2017	30.17	(0.03)	7.37	7.34	–	–	–	37.51
Year Ended October 31, 2016	27.90	(0.02)	2.29	2.27	–	–	–	30.17
Institutional Class Shares
Six Months Ended April 30, 2021*	36.09	(0.03)	14.07	14.04	–	(2.38)	(2.38)	47.75
Year Ended October 31, 2020	35.40	(0.09)	3.30	3.21	–	(2.52)	(2.52)	36.09
Year Ended October 31, 2019	37.37	0.01	1.92	1.93	(0.02)	(3.88)	(3.90)	35.40
Year Ended October 31, 2018	37.49	0.02	(0.14)	(0.12)	–	–	–	37.37
Year Ended October 31, 2017	30.14	(0.02)	7.37	7.35	–	–	–	37.49
Year Ended October 31, 2016	27.87	– (h)	2.27	2.27	–	–	–	30.14

*  Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

86	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Small Cap Equity Fund (concluded)

					Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

39.63%		$ 159,920	1.36%		1.36%		(0.48%)	43.27%
8.97%		124,673	1.40	%(g)	1.40	%(g)	(0.62%)	60.67%
7.15%		159,391	1.41	%(g)	1.41	%(g)	(0.33%)	55.00%
(0.62%)		224,804	1.35	%(g)	1.35	%(g)	(0.23%)	38.28%
24.03%		316,766	1.38%		1.38%		(0.33%)	42.71%
7.85%		259,556	1.46%		1.39%		(0.33%)	32.20%

39.23%		44,314	1.99%		2.07%		(1.10%)	43.27%
8.25%		36,621	2.05	%(g)	2.10	%(g)	(1.26%)	60.67%
6.41%		48,382	2.10	%(g)	2.10	%(g)	(0.99%)	55.00%
(1.33%)		75,913	2.06	%(g)	2.06	%(g)	(0.95%)	38.28%
23.17%		95,913	2.10%		2.10%		(1.05%)	42.71%
7.08%		78,109	2.15%		2.12%		(0.96%)	32.20%

39.49%		4,451	1.60%		1.60%		(0.72%)	43.27%
8.59%		3,554	1.75	%(g)	1.75	%(g)	(0.96%)	60.67%
6.78%		5,272	1.75	%(g)	1.75	%(g)	(0.65%)	55.00%
(1.00%)		8,430	1.72	%(g)	1.72	%(g)	(0.55%)	38.28%
23.62	%(i)	20,595	1.72%		1.72%		(0.67%)	42.71%
7.63	%(i)	13,722	1.68%		1.65%		(0.49%)	32.20%

39.85%		38,337	1.10%		1.10%		(0.21%)	43.27%
9.24%		31,548	1.13	%(g)	1.13	%(g)	(0.35%)	60.67%
7.44%		40,476	1.12	%(g)	1.12	%(g)	(0.04%)	55.00%
(0.32%)		50,163	1.08	%(g)	1.08	%(g)	0.03%	38.28%
24.33	%(i)	61,897	1.13%		1.13%		(0.08%)	42.71%
8.14%		47,421	1.14%		1.13%		(0.06%)	32.20%

39.90%		840,675	0.99%		1.07%		(0.12%)	43.27%
9.37%		536,973	1.04	%(g)	1.10	%(g)	(0.27%)	60.67%
7.48%		607,103	1.11	%(g)	1.11	%(g)	0.03%	55.00%
(0.32%)		1,263,907	1.07	%(g)	1.07	%(g)	0.04%	38.28%
24.39%		1,467,787	1.10%		1.10%		(0.06%)	42.71%
8.15	%(i)	746,112	1.14%		1.12%		0.01%	32.20%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

2021 Semi-Annual Report	87

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Sustainable Leaders Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 13.79	$ (0.02)	$ 3.26	$ 3.24	$ –	$ (1.73)	$ (1.73)	$ 15.30
Year Ended October 31, 2020	12.95	(0.03)	2.17	2.14	(0.01)	(1.29)	(1.30)	13.79
Year Ended October 31, 2019	12.53	0.01	1.79	1.80	(0.02)	(1.36)	(1.38)	12.95
Year Ended October 31, 2018	13.05	0.02	0.83	0.85	(0.04)	(1.33)	(1.37)	12.53
Year Ended October 31, 2017	12.13	0.04	2.34	2.38	(0.02)	(1.44)	(1.46)	13.05
Year Ended October 31, 2016	12.52	0.03	0.21	0.24	(0.02)	(0.61)	(0.63)	12.13
Class C Shares
Six Months Ended April 30, 2021*	11.36	(0.05)	2.64	2.59	–	(1.73)	(1.73)	12.22
Year Ended October 31, 2020	10.94	(0.10)	1.81	1.71	–	(1.29)	(1.29)	11.36
Year Ended October 31, 2019	10.87	(0.06)	1.49	1.43	–	(1.36)	(1.36)	10.94
Year Ended October 31, 2018	11.53	(0.06)	0.73	0.67	–	(1.33)	(1.33)	10.87
Year Ended October 31, 2017	10.93	(0.04)	2.08	2.04	–	(1.44)	(1.44)	11.53
Year Ended October 31, 2016	11.40	(0.05)	0.19	0.14	–	(0.61)	(0.61)	10.93
Institutional Service Class Shares
Six Months Ended April 30, 2021*	14.89	– (h)	3.53	3.53	–	(1.73)	(1.73)	16.69
Year Ended October 31, 2020	13.88	– (h)	2.34	2.34	(0.04)	(1.29)	(1.33)	14.89
Year Ended October 31, 2019	13.33	0.04	1.92	1.96	(0.05)	(1.36)	(1.41)	13.88
Year Ended October 31, 2018	13.79	0.05	0.88	0.93	(0.06)	(1.33)	(1.39)	13.33
Year Ended October 31, 2017	12.74	0.06	2.46	2.52	(0.03)	(1.44)	(1.47)	13.79
Year Ended October 31, 2016	13.09	0.05	0.24	0.29	(0.03)	(0.61)	(0.64)	12.74
Institutional Class Shares
Six Months Ended April 30, 2021*	14.96	– (h)	3.55	3.55	–	(1.73)	(1.73)	16.78
Year Ended October 31, 2020	13.93	0.01	2.35	2.36	(0.04)	(1.29)	(1.33)	14.96
Year Ended October 31, 2019	13.37	0.04	1.93	1.97	(0.05)	(1.36)	(1.41)	13.93
Year Ended October 31, 2018	13.82	0.06	0.89	0.95	(0.07)	(1.33)	(1.40)	13.37
Year Ended October 31, 2017	12.76	0.08	2.46	2.54	(0.04)	(1.44)	(1.48)	13.82
Year Ended October 31, 2016	13.10	0.06	0.24	0.30	(0.03)	(0.61)	(0.64)	12.76

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

88	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Sustainable Leaders Fund (concluded)

	Ratios/Supplemental Data

Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Portfolio Turnover (c)(f)

24.86%	$ 311,282	1.19%	1.25%	(0.23%)	91.89%
17.50%	264,977	1.19%	1.26%	(0.24%)	49.68%
17.60%	247,926	1.19%	1.27%	0.06%	47.13%
6.63%	233,717	1.19%(g)	1.25%(g)	0.14%	38.68%
21.13%	242,085	1.19%(g)	1.26%(g)	0.29%	33.79%
2.25%	225,723	1.19%(g)	1.28%(g)	0.21%	63.11%

24.42%	1,058	1.90%	2.07%	(0.93%)	91.89%
16.71%	1,143	1.90%	2.08%	(0.94%)	49.68%
16.75%	1,428	1.90%	2.11%	(0.58%)	47.13%
5.88%	2,963	1.90%(g)	2.07%(g)	(0.56%)	38.68%
20.26%	3,544	1.90%(g)	2.09%(g)	(0.40%)	33.79%
1.56%	5,883	1.90%(g)	2.08%(g)	(0.50%)	63.11%

24.99%	144,050	0.97%	1.03%	(0.01%)	91.89%
17.79%	121,611	0.97%	1.04%	(0.01%)	49.68%
17.84%	113,600	0.97%	1.05%	0.29%	47.13%
6.90%	106,337	0.97%(g)	1.03%(g)	0.36%	38.68%
21.33%	109,418	0.98%(g)	1.05%(g)	0.49%	33.79%
2.52%	101,549	1.00%(g)	1.09%(g)	0.40%	63.11%

25.00%	13,572	0.90%	1.01%	0.06%	91.89%
17.89%	10,982	0.90%	1.01%	0.05%	49.68%
17.90%	8,839	0.90%	1.03%	0.34%	47.13%
6.99%	6,801	0.90%(g)	1.01%(g)	0.43%	38.68%
21.45%	6,507	0.90%(g)	1.01%(g)	0.59%	33.79%
2.63%	6,742	0.90%(g)	1.02%(g)	0.50%	63.11%

(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Less than $0.005 per share.

2021 Semi-Annual Report	89

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 8.08	$(0.03)	$ 2.61	$ 2.58	$ – (i)	$ (1.01)	$ (1.01)	$ 9.65
Year Ended October 31, 2020	7.59	(0.01)	0.96	0.95	– (i)	(0.46)	(0.46)	8.08
Year Ended October 31, 2019	6.85	0.01	1.09	1.10	–	(0.36)	(0.36)	7.59
Year Ended October 31, 2018	8.52	0.02	0.62	0.64	–	(2.31)	(2.31)	6.85
Year Ended October 31, 2017	8.81	(0.12)	0.90	0.78	–	(1.07)	(1.07)	8.52
Year Ended October 31, 2016	10.30	(0.15)	(0.04)	(0.19)	–	(1.30)	(1.30)	8.81
Class C Shares
Six Months Ended April 30, 2021*	1.84	(0.01)	0.50	0.49	–	(1.01)	(1.01)	1.32
Year Ended October 31, 2020	2.08	(0.02)	0.25	0.23	(0.01)	(0.46)	(0.47)	1.84
Year Ended October 31, 2019	2.17	(0.01)	0.28	0.27	–	(0.36)	(0.36)	2.08
Year Ended October 31, 2018	4.22	(0.01)	0.27	0.26	–	(2.31)	(2.31)	2.17
Year Ended October 31, 2017	4.92	(0.09)	0.46	0.37	–	(1.07)	(1.07)	4.22
Year Ended October 31, 2016	6.38	(0.12)	(0.04)	(0.16)	–	(1.30)	(1.30)	4.92
Class R Shares
Six Months Ended April 30, 2021*	7.09	(0.03)	2.27	2.24	–	(1.01)	(1.01)	8.32
Year Ended October 31, 2020	6.73	(0.03)	0.85	0.82	–	(0.46)	(0.46)	7.09
Year Ended October 31, 2019	6.13	(0.01)	0.97	0.96	–	(0.36)	(0.36)	6.73
Year Ended October 31, 2018	7.88	– (i)	0.56	0.56	–	(2.31)	(2.31)	6.13
Year Ended October 31, 2017	8.25	(0.13)	0.83	0.70	–	(1.07)	(1.07)	7.88
Year Ended October 31, 2016	9.76	(0.17)	(0.04)	(0.21)	–	(1.30)	(1.30)	8.25
Institutional Service Class Shares
Six Months Ended April 30, 2021*	8.45	(0.02)	2.74	2.72	–	(1.01)	(1.01)	10.16
Year Ended October 31, 2020	7.92	– (i)	1.00	1.00	(0.01)	(0.46)	(0.47)	8.45
Year Ended October 31, 2019	7.11	0.03	1.14	1.17	–	(0.36)	(0.36)	7.92
Year Ended October 31, 2018	8.75	0.04	0.63	0.67	–	(2.31)	(2.31)	7.11
Year Ended October 31, 2017	9.00	(0.10)	0.92	0.82	–	(1.07)	(1.07)	8.75
Year Ended October 31, 2016	10.48	(0.14)	(0.04)	(0.18)	–	(1.30)	(1.30)	9.00
Institutional Class Shares
Six Months Ended April 30, 2021*	8.78	(0.01)	2.85	2.84	–	(1.01)	(1.01)	10.61
Year Ended October 31, 2020	8.20	0.01	1.04	1.05	(0.01)	(0.46)	(0.47)	8.78
Year Ended October 31, 2019	7.34	0.04	1.18	1.22	–	(0.36)	(0.36)	8.20
Year Ended October 31, 2018	8.95	0.05	0.65	0.70	–	(2.31)	(2.31)	7.34
Year Ended October 31, 2017	9.17	(0.10)	0.95	0.85	–	(1.07)	(1.07)	8.95
Year Ended October 31, 2016	10.64	(0.13)	(0.04)	(0.17)	–	(1.30)	(1.30)	9.17

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Indicates the dividend expense charged for the period to average net assets.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

90	2021 Semi-Annual Report

Financial Highlights (concluded)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (concluded)

	Ratios/Supplemental Data
Total Return (b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Dividend Expense (f)(g)	Portfolio Turnover (c)(h)

33.37%	$ 8,890	1.22%(j)	2.42%(j)	(0.56%)	–	128.21%
12.88%	7,618	1.24%(j)	2.13%(j)	(0.17%)	–	45.98%
17.62%	8,481	1.25%	2.09%	0.20%	–	54.04%
8.32%	7,466	1.32%(j)	2.03%(j)	0.34%	0.04%	112.97%
9.69%	9,479	2.80%(j)	3.22%(j)	(1.39%)	1.18%	35.38%
(1.68%)	11,397	3.04%	3.28%	(1.70%)	1.45%	36.34%

32.67%	543	1.90%(j)	3.21%(j)	(1.25%)	–	128.21%
11.83%	528	1.90%(j)	2.84%(j)	(0.85%)	–	45.98%
17.22%	4,734	1.90%	2.83%	(0.48%)	–	54.04%
7.45%	1,345	1.97%(j)	2.77%(j)	(0.32%)	0.04%	112.97%
8.89%	1,837	3.47%(j)	4.09%(j)	(2.05%)	1.21%	35.38%
(2.35%)	3,430	3.69%	4.02%	(2.33%)	1.44%	36.34%

33.23%	2,558	1.54%(j)	2.74%(j)	(0.88%)	–	128.21%
12.54%	1,952	1.43%(j)	2.32%(j)	(0.37%)	–	45.98%
17.39%	1,924	1.55%	2.39%	(0.09%)	–	54.04%
7.89%	1,895	1.69%(j)	2.40%(j)	(0.04%)	0.04%	112.97%
9.35%	2,269	3.14%(j)	3.56%(j)	(1.72%)	1.18%	35.38%
(2.01%)	2,633	3.34%	3.58%	(2.01%)	1.44%	36.34%

33.58%	360	1.05%(j)	2.25%(j)	(0.40%)	–	128.21%
12.96%	340	1.04%(j)	1.93%(j)	0.02%	–	45.98%
17.96%	480	1.05%	1.89%	0.45%	–	54.04%
8.50%	679	1.07%(j)	1.79%(j)	0.55%	0.04%	112.97%
9.96%	840	2.62%(j)	3.04%(j)	(1.21%)	1.17%	35.38%
(1.54%)	693	2.85%	3.10%	(1.54%)	1.43%	36.34%

33.69%	4,133	0.90%(j)	2.24%(j)	(0.24%)	–	128.21%
13.14%	3,451	0.90%(j)	1.94%(j)	0.17%	–	45.98%
18.10%	4,580	0.90%	1.89%	0.58%	–	54.04%
8.69%	5,583	0.98%(j)	1.83%(j)	0.63%	0.06%	112.97%
10.12%	12,413	2.56%(j)	3.07%(j)	(1.13%)	1.30%	35.38%
(1.40%)	52,527	2.71%	3.01%	(1.36%)	1.46%	36.34%

(g)	Dividend expense ratio includes broker related expenses for securities sold short.
(h)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i)	Less than $0.005 per share.
(j)	Includes interest expense that amounts to less than 0.01% for Class A, Class C, Class R, Institutional Service Class and Institutional Class for the six months ended April 30, 2021. Includes interest expense that amounts to less than 0.01% for Class A, Class C, Class R, Institutional Service Class and Institutional Class for the years ended October 31, 2020 and October 31, 2018. Includes interest expense that amounts to 0.01% for Class A, Class C, Class R, Institutional Service Class and Institutional Class for the year ended October 31, 2017.

2021 Semi-Annual Report	91

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. Organization

Aberdeen Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2021, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2021, the Trust operated seventeen (17) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the twelve (12) funds listed below (each a "Fund"; collectively, the "Funds"):

–	Aberdeen China A Share Equity Fund ("China A Share Equity Fund")
–	Aberdeen Dynamic Dividend Fund ("Dynamic Dividend Fund")
–	Aberdeen Emerging Markets Fund ("Emerging Markets Fund")
–	Aberdeen Emerging Markets Sustainable Leaders Fund (formerly, Aberdeen International Equity Fund) ("Emerging Markets Sustainable Leaders Fund")
–	Aberdeen Global Equity Fund ("Global Equity Fund")
–	Aberdeen Global Infrastructure Fund ("Global Infrastructure Fund")
–	Aberdeen International Real Estate Equity Fund ("International Real Estate Equity Fund")
–	Aberdeen International Small Cap Fund ("International Small Cap Fund")
–	Aberdeen Realty Income & Growth Fund ("Realty Income & Growth Fund")
–	Aberdeen U.S. Small Cap Equity Fund ("U.S. Small Cap Equity Fund")
–	Aberdeen U.S. Sustainable Leaders Fund (formerly, Aberdeen U.S. Multi-Cap Equity Fund) ("U.S. Sustainable Leaders Fund")
–	Aberdeen U.S. Sustainable Leaders Smaller Companies Fund (formerly, Aberdeen Focused U.S. Equity Fund) ("U.S. Sustainable Leaders Smaller Companies Fund")

2. Summary of Significant Accounting Policies

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a.	Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

92	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value ("NAV") as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the "Board"). If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by Aberdeen Standard Investments, Inc. ("Aberdeen", the "Adviser" or "ASII") generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, "odd lot" sizes. Odd lots may trade at lower or, occasionally, higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. Each Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 NAV. Generally, these investment types are categorized as Level 1 investments.

Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time), the security is valued at fair value as determined by the Funds' pricing committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
•	Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

2021 Semi-Annual Report	93

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
China A Share Equity Fund
Investments in Securities
Common Stocks	0	88,222,037	–	88,222,037
Exchange-Traded Funds	5,791,663	–	–	5,791,663
Short-Term Investment	3,263,753	–	–	3,263,753
	9,055,416	88,222,037	–	97,277,453
Dynamic Dividend Fund
Investments in Securities
Common Stocks	80,123,335	44,353,174	–	124,476,509
Preferred Stocks	–	2,416,081	–	2,416,081
Short-Term Investment	77,805	–	–	77,805
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	–	(33,048)	–	(33,048)
	80,201,140	46,736,207	–	126,937,347
Emerging Markets Fund
Investments in Securities
Common Stocks	712,404,862	3,981,102,577	–	4,693,507,439
Preferred Stocks	80,791,060	490,698,290	–	571,489,350
Short-Term Investment	92,841,462	–	–	92,841,462
	886,037,384	4,471,800,867	–	5,357,838,251
Emerging Markets Sustainable Leaders Fund
Investments in Securities
Common Stocks	43,713,931	157,929,845	–	201,643,776
Preferred Stocks	3,325,144	19,807,919	–	23,133,063
Short-Term Investment	4,848,528	–	–	4,848,528
	51,887,603	177,737,764	–	229,625,367
Global Equity Fund
Investments in Securities
Common Stocks	15,804,716	13,844,081	–	29,648,797
Short-Term Investment	544,482	–	–	544,482
	16,349,198	13,844,081	–	30,193,279

94	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
Global Infrastructure Fund
Investments in Securities
Common Stocks	29,957,143	20,727,329	–	50,684,472
Money Market Funds	1,950,101	–	–	1,950,101
Other Financial Instruments
Liabilities
Forward Foreign Currency Exchange Contracts	–	(4,071)	–	(4,071)
	31,907,244	20,723,258	–	52,630,502
International Real Estate Equity Fund
Investments in Securities
Common Stocks	3,388,469	18,646,462	0	22,034,931
Short-Term Investment	2,841	–	–	2,841
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	184	–	184
	3,391,310	18,646,646	0	22,037,956
International Small Cap Fund
Investments in Securities
Common Stocks	72,460,631	129,009,623	–	201,470,254
Short-Term Investment	9,660,487	–	–	9,660,487
	82,121,118	129,009,623	–	211,130,741
Realty Income & Growth Fund
Investments in Securities
Common Stocks	53,563,272	–	–	53,563,272
Short-Term Investment	3,899	–	–	3,899
	53,567,171	–	–	53,567,171
U.S. Small Cap Equity Fund
Investments in Securities
Common Stocks	1,064,103,692	–	–	1,064,103,692
Money Market Funds	24,793,535	–	–	24,793,535
	1,088,897,227	–	–	1,088,897,227
U.S. Sustainable Leaders Fund
Investments in Securities
Common Stocks	462,390,368	–	–	462,390,368
Short-Term Investment	7,835,829	–	–	7,835,829
	470,226,197	–	–	470,226,197

2021 Semi-Annual Report	95

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Investments, at Value	LEVEL 1 – Quoted Prices ($)	LEVEL 2 – Other Significant Observable Inputs ($)	LEVEL 3 – Significant Unobservable Inputs ($)	Total ($)
U.S. Sustainable Leaders Smaller Companies Fund
Investments in Securities
Common Stocks	16,311,494	–	–	16,311,494
Short-Term Investment	283,024	–	–	283,024
	16,594,518	–	–	16,594,518

For the six-month period ended April 30, 2021, there were no significant changes to the fair valuation methodologies. Level 3 investments held during and at the end of the six-month period in relation to net assets were not significant (0.0% of total net assets) and accordingly, a reconciliation of Level 3 assets for the period ended April 30, 2021 is not presented. The valuation technique used at April 30, 2021 was fair valuation at zero pursuant to procedures approved by the Fund's Board of Directors.

b.    Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the "1933 Act"). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.    Foreign Currency Translation

Foreign securities, currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations.

d.    Rights Issues and Warrants

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company's discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

e.    Derivative Financial Instruments

Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to market daily and the change in market value is recorded by a Fund as unrealized appreciation/(depreciation). Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statements of Operations. During the period, the Funds used forward contracts for the purposes of efficient portfolio management and managing active

96	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Summary of Derivative Instruments

Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the location of fair value amounts of derivatives, not accounted for as hedging instruments, as of April 30, 2021:

Location on the Statement of Assets and Liabilities
Derivative Instrument Risk Type	Asset Derivatives	Liability Derivatives
Foreign Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2021:

			Asset Derivatives
Funds	Total Value at April 30, 2021	Over-the-Counter Credit Default Swaps (Credit risk)	Centrally Cleared Credit Default Swaps (Credit Risk)	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Aberdeen International Real Estate Equity Fund	$184	$–	$–	$–	$184	$–

			Liabilities Derivatives
Funds	Total Value at April 30, 2021	Over-the-Counter Credit Default Swaps (Credit risk)	Centrally Cleared Credit Default Swaps (Credit Risk)	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Aberdeen Dynamic Dividend Fund	$33,048	$–	$–	$–	$33,048	$–
Aberdeen Global Infrastructure Fund	4,071	–	–	–	4,071	–

2021 Semi-Annual Report	97

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2021 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Dynamic Dividend Fund
Forward foreign currency(2) State Street Bank and Trust	$–	$–	$–	$–	$33,048	$–	$–	$33,048

1  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2  Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.

3  Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Global Infrastructure Fund
Forward foreign currency(2) Citibank N.A.	$–	$–	$–	$–	$4,071	$–	$–	$4,071

1  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2  Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.

3  Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
International Real Estate Equity Fund
Forward foreign currency(2) Societe Generale	$184	$–	$–	$184	$–	$–	$–	$–

1  In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2  Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.

3  Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

98	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2021:

Derivative Instrument Risk Type	Location on the Statement of Operations
Foreign Exchange Risk	Realized gain/(loss) on forward foreign currency exchange contracts/ Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2021:

			Realized Gain or (Loss) on Derivatives Recognized in the Statement of Operations
Funds	Total	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)	Interest Rate Swaps (Interest Rate Risk)(2)
Aberdeen Dynamic Dividend Fund	$ (36,871)	$–	$–	$(36,871)	$–	$–
Aberdeen Global Infrastructure Fund	7,523	–	–	7,523	–	–
Aberdeen International Real Estate Equity Fund	(834)	–	–	(834)	–	–

		Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations
Funds	Total	Credit Default Swaps (Credit Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Aberdeen Dynamic Dividend Fund	$ (55,622)	$ –	$ (55,622)	$ –
Aberdeen Global Infrastructure Fund	(3,913)	–	(3,913)	–
Aberdeen International Real Estate Equity Fund	184	–	184	–

Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2021. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2021.

Fund	Purchase Forward Foreign Currency Contracts (Average Notional Value)	Sale Forward Foreign Currency Contracts (Average Notional Value)
Dynamic Dividend Fund	$ –	$2,904,490
Global Infrastructure Fund	2,127,298	6,056,273
International Real Estate Equity Fund	279,319	8,811

2021 Semi-Annual Report	99

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

f.	Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.

Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of month-end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the average net asset value of that class' shares in proportion to the average net assets of the relevant Fund when incurred. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

g.	Distributions

Distributions from net investment income, if any, are declared and paid annually for all Funds except the Dynamic Dividend Fund, which declares and pays monthly, and the Global Infrastructure Fund and Realty Income & Growth Fund, which declare and pay quarterly. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

h.	Federal Income Taxes

Each Fund intends to continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

i.	Foreign Withholding Tax

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Funds file for tax reclaims for the refund of such withholdings taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. Foreign tax authorities can examine previously filed withholding tax reclaims for various periods of time, depending on the statute of limitations in each foreign jurisdiction. In some cases, amounts that have been refunded by foreign tax authorities and received by the Funds are still subject to such review.

The Dynamic Dividend Fund has received requests from the German Federal Tax Office for additional documents and information relating to withholding tax refunds that the Fund has previously received and recorded. The tax refunds previously received amount to approximately 0.76% of the Dynamic Dividend Fund's net assets as of April 30, 2021. The Dynamic Dividend Fund may be required to return certain amounts or pay a settlement in connection with this request. The amount of such potential repayment or settlement is uncertain and management cannot make an estimate at this time, and as such, has not recorded any amount in the financial statements. The Dynamic Dividend Fund's net asset value and performance may be materially adversely affected if such repayment or settlement is determined at a future date.

In addition, the Funds may be subject to capital gains tax in certain countries in which it invests. The above taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Funds accrue such taxes when the related income is earned.

In addition, when the Funds sell securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Funds accrue deferred capital gains tax on securities currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

100	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

j.	Securities Lending

Through an agreement with BNP Paribas as the Lending Agent and State Street Bank and Trust Company (the Funds' custodian), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.

The Funds continue to own the loaned securities. However, securities lending involves certain risks including the event of default or insolvency of the borrower and possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and, therefore, this amount is not presented on the Funds' Statements of Investments.

At April 30, 2021, the market value of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral
China A Share Equity Fund	$ 1,776,693	$ –	$ 1,844,960
Global Infrastructure Fund	686,139	–	728,108

3. Agreements and Transactions with Affiliates

a.	Investment Adviser

Under the Investment Advisory Agreement with the Trust, Aberdeen manages the Funds in accordance with the policies and procedures established by the Board.

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
China A Share Equity Fund	Up to $500 million	0.85%
	$500 million up to $2 billion	0.80%
	On $2 billion and more	0.75%
Dynamic Dividend Fund	Up to $250 million	1.00%
	On $250 million and more	0.95%
Emerging Markets Fund	On all assets	0.90%
Emerging Markets Sustainable Leaders Fund	On all assets	0.80%
Global Equity Fund	Up to $500 million	0.90%
	$500 million up to $2 billion	0.85%
	On $2 billion and more	0.80%
Global Infrastructure Fund	Up to $250 million	0.85%
	$250 million up to $750 million	0.80%
	$750 million to $1 billion	0.75%
	On $1 billion and more	0.65%
International Real Estate Equity Fund	On all assets	1.00%
International Small Cap Fund	Up to $100 million	0.85%
	On $100 million and more	0.75%
Realty Income & Growth Fund	Up to $250 million	1.00%
	$250 million up to $750 million	0.95%
	$750 million up to $1 billion	0.90%
	On $1 billion and more	0.80%

2021 Semi-Annual Report	101

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Fund	Fee Schedule
U.S. Small Cap Equity Fund	Up to $100 million	0.95%
	On $100 million and more	0.80%
U.S. Sustainable Leaders Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.70%
	On $2 billion and more	0.65%
U.S. Sustainable Leaders Smaller Companies Fund	Up to $500 million	0.75%
	$500 million up to $2 billion	0.70%
	On $2 billion and more	0.65%

The Adviser has engaged the services of affiliates Aberdeen Standard Investments (Asia) Limited ("ASIAL") and Aberdeen Asset Managers Limited ("AAML") as subadvisers (the "Subadvisers") pursuant to subadvisory agreements. The Subadvisers manage a portion of certain Funds' investments and have the responsibility for making all investment decisions for the portion of a Fund's assets they manage. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadvisers.

The Trust and Aberdeen have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund this contractual limitation may not be terminated before February 28, 2022 without the approval of the Trustees who are not "interested persons" of the Trust, as such term is defined by the 1940 Act (the "Independent Trustees"). For each Fund except the Dynamic Dividend Fund and Global Infrastructure Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares, and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Dynamic Dividend Fund and Global Infrastructure Fund excludes certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

Fund	Limit
China A Share Equity Fund	0.99%
Emerging Markets Fund	1.10%
Emerging Markets Sustainable Leaders Fund	1.10%
Global Equity Fund	1.19%
International Small Cap Fund	0.99%
U.S. Small Cap Equity Fund	0.99%
U.S. Sustainable Leaders Fund	0.90%
U.S. Sustainable Leaders Smaller Companies Fund	0.90%

Fund	Class A Limit	Institutional Class Limit
Dynamic Dividend Fund	1.50%	1.25%
Global Infrastructure Fund	1.24%	0.99%
International Real Estate Equity Fund	1.62%	1.37%
Realty Income & Growth Fund	1.25%	1.00%

Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.

102	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements to Aberdeen for each Fund, based on expenses reimbursed by Aberdeen, including adjustments described above, would be:

Fund	Amount Fiscal Year 2018 (Expires 10/31/21)	Amount Fiscal Year 2019 (Expires 10/31/22)	Amount Fiscal Year 2020 (Expires 10/31/23)	Amount Six Months Ended April 30, 2021 (Expires 4/30/24)	Total*
China A Share Equity Fund	$ 77,461	$ 185,225	$ 194,764	$ 91,714	$ 549,164
Dynamic Dividend Fund	78,360	110,958	114,147	57,585	361,050
Emerging Markets Fund	1,556,454	2,912,999	2,887,668	1,060,624	8,417,745
Emerging Markets Sustainable Leaders Fund	(1,153)	25,257	32,170	18,307	74,581
Global Equity Fund	83,316	177,160	173,186	82,047	515,709
Global Infrastructure Fund	72,598	115,230	162,223	93,329	443,380
International Real Estate Equity Fund	11,346	30,943	134,634	89,031	265,954
International Small Cap Fund	129,926	302,551	291,518	116,701	840,696
Realty Income & Growth Fund	160,149	282,123	254,885	123,966	821,123
U.S. Small Cap Equity Fund	–	–	327,286	304,020	631,306
U.S. Sustainable Leaders Fund	131,769	284,126	257,392	140,338	813,625
U.S. Sustainable Leaders Smaller Companies Fund	74,227	175,904	164,571	96,471	511,173

*  Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

Amounts listed as "–" are $0 or round to $0.

b.	Fund Administration

Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust's average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street Bank and Trust Company ("State Street") provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.

c.	Distributor and Shareholder Servicing

The Trust and Aberdeen Fund Distributors, LLC (the "Distributor") are parties to the current Underwriting Agreement (the "Underwriting Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders' financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class C Shares (a)	Class R Shares (a)
China A Share Equity Fund	0.25%	1.00%	0.50%
Dynamic Dividend Fund	0.25%	–	–
Emerging Markets Fund	0.25%	1.00%	0.50%
Emerging Markets Sustainable Leaders Fund	0.25%	1.00%	0.50%
Global Equity Fund	0.25%	1.00%	0.50%
Global Infrastructure Fund	0.25%	–	–
International Real Estate Equity Fund	0.25%	–	–

2021 Semi-Annual Report	103

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Fund	Class A Shares	Class C Shares (a)	Class R Shares (a)
International Small Cap Fund	0.25%	1.00%	0.50%
Realty Income & Growth Fund	0.25%	–	–
U.S. Small Cap Equity Fund	0.25%	1.00%	0.50%
U.S. Sustainable Leaders Fund	0.25%	1.00%	–
U.S. Sustainable Leaders Smaller Companies Fund	0.25%	1.00%	0.50%

(a)  0.25% of which is service fees.

The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges ("CDSCs") of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.

In addition, the Distributor will re-allow to dealers 5.00% of sales charges on Class A shares of the Funds, which have a maximum front-end sales charge of 5.75% and the Distributor or the Adviser may compensate broker dealers or financial intermediaries from its own resources at the rate of 1.00% on sales of Class C shares of the Funds, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2021 was as follows:

Fund	Commissions retained from front-end sales charges of Class A shares	Commissions retained from CDSC fees of Class C (and certain Class A) shares
China A Share Equity Fund	$108,956	$ 737
Dynamic Dividend Fund	6,050	–
Emerging Markets Fund	16,282	–
Emerging Markets Sustainable Leaders Fund	82	–
Global Equity Fund	667	–
Global Infrastructure Fund	12,720	–
International Small Cap Fund	10,901	–
Realty Income & Growth Fund	1,110	–
U.S. Small Cap Equity Fund	22,045	686
U.S. Sustainable Leaders Fund	6,719	16
U.S. Sustainable Leaders Smaller Companies Fund	2,803	54
Total Retained	$188,335	$1,493

d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses

The Funds may pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as "sub-transfer agency fees"), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2022, a Fund may pay a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis. Class C and Institutional Class shares may also pay for the services described above directly, as these classes are not subject to an Administrative Services Plan.

104	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2021 was as follows:

Fund	Class A	Class C	Class R	Institutional Service	Institutional
China A Share Equity Fund	$ 4,837	$ 1,304	$ 2,548	$ 374	$5,523
Dynamic Dividend Fund	1,671	–	–	–	38,177
Emerging Markets Fund	155,410	5,480	87,558	324,759	1,771,392
Emerging Markets Sustainable Leaders Fund	16,051	1,383	2,504	29,649	20,913
Global Equity Fund	11,297	251	684	145	361
Global Infrastructure Fund	3,912	–	–	–	13,186
International Real Estate Equity Fund	33	–	–	–	14,343
International Small Cap Fund	50,871	414	1,509	–	29,988
Realty Income & Growth Fund	259	–	–	–	18,212
U.S. Small Cap Equity Fund	95,398	19,696	2,589	22,700	318,238
U.S. Sustainable Leaders Fund	58,283	624	–	45,457	2,999
U.S. Sustainable Leaders Smaller Companies Fund	2,939	283	1,580	237	2,783

e.	Purchase/Sale Transactions Between Affiliates

The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 ("Rule 17a-7"). During the six month period ended April 30, 2021, the Funds did not engage in any of these trades.

4. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2021, were as follows:

Fund	Purchases	Sales
China A Share Equity Fund	$73,645,330	$1,477,728
Dynamic Dividend Fund	42,450,840	46,652,942
Emerging Markets Fund	1,231,787,105	920,341,641
Emerging Markets Sustainable Leaders Fund	224,878,948	260,986,856
Global Equity Fund	4,423,832	6,493,377
Global Infrastructure Fund	7,034,988	8,371,261
International Real Estate Equity Fund	8,804,152	10,931,631
International Small Cap Fund	73,888,791	45,785,395
Realty Income & Growth Fund	13,303,927	19,978,743
U.S. Small Cap Equity Fund	432,869,272	382,351,161
U.S. Sustainable Leaders Fund	394,309,482	415,531,689
U.S. Sustainable Leaders Smaller Companies Fund	19,487,097	21,519,872

5. Portfolio Investment Risks

a.	Concentration Risk

The Global Infrastructure Fund, International Real Estate Equity Fund and Realty Income & Growth Fund are subject to concentration risk. Each Fund's strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. Each Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on each Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

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b.	Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

c.	Dividend Strategy Risk

The Dynamic Dividend Fund and Realty Income & Growth Fund are subject to dividend strategy risk. There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund's emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company's track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

d.	Emerging Markets Risk

The risks of investing in emerging market countries is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

e.	Equity-Linked Notes

The China A Share Equity Fund may invest in equity-linked notes, which are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. If the linked security(ies) declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies).

f.	Equity Securities Risk

The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

g.	Exchange-Traded Fund Risk

To the extent that the China A Share Equity Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF's shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through the Fund's ownership of the ETF.

h.	Foreign Currency Exposure Risk

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

i.	Foreign Securities Risk

Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

Asian Risk. Parts of the Asian region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. To the extent a Fund invests heavily in Asian issuers, the Fund may be more volatile than a fund which is broadly diversified geographically.

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April 30, 2021 (Unaudited)

China Risk. Concentrating investments in China subjects the China A Shares Equity Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund's investments.

China A Shares Risk. Trading in China A Shares through Stock Connect and the QFII Programs involves additional risks. Stock Connect is subject to a daily quota (the "Daily Quota"), which limits the maximum net purchases under Stock Connect each day and, as such, buy orders for China A Shares would be rejected once the Daily Quota is exceeded (although the Fund will be permitted to sell China A Shares regardless of the Daily Quota balance). Further, Stock Connect, which relies on the connectivity of the Shanghai or Shenzhen markets with Hong Kong, is subject to operational risk, regulations that are relatively untested and are subject to change, and extended market closures for holidays or otherwise. During an extended market closure, the Fund's ability to trade in China A Shares will be impacted which may affect the Fund's performance. The QFII Programs are subject to the risk that the Adviser may have its QFII Programs license revoked or restricted with respect to the Fund or the Fund may be impacted by the rules, restrictions and quota limitations connected to reliance on a QFII Programs license.

j.	Illiquid Securities Risk

Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund's portfolio holdings. These procedures and tests take into account a Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonable foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.

k.	Impact of Large Redemptions and Purchases of Fund Shares

Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of a Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

l.	Infrastructure-Related Investment Risk

Because the Global Infrastructure Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

m.	Issuer Risk

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

n.	LIBOR Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate ("LIBOR") as a "benchmark" or "reference rate" for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority ("FCA"), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups

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April 30, 2021 (Unaudited)

have suggested alternative reference rates, such as European Interbank Offered Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund's performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund's performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

o.	Management Risk

Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for a Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market of other funds with similar investment objectives and strategies.

p.	Market Risk

Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.

One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of certain of the Fund's investments . Although vaccines for COVID-19 and variants thereof are becoming more widely available, the COVID-19 pandemic and impacts thereof may continue for an extended period of time and may vary from market to market. To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject. Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.

In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund's investments may be negatively affected by such events.

For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK's departure from the EU ("Brexit") could negatively affect the value and liquidity of a Fund's investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund's business, results of operations and financial condition.

The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

q.	Mid-Cap Securities Risk

Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

r.	Non-Diversified Fund Risk

The Realty Income & Growth Fund's performance may be more volatile than a diversified fund because it may invest a greater percentage of its total assets in the securities of a single issuer.

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s.	Non-U.S. Taxation Risk

Income, proceeds and gains received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which will reduce the return on those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes.

If, at the close of its taxable year, more than 50% of the value of a Fund's total assets consists of securities of foreign corporations, including for this purpose foreign governments, the Fund will be permitted to make an election under the Code that will allow shareholders a deduction or credit for foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim an offsetting foreign tax credit or deduction in respect of such foreign taxes is subject to certain limitations imposed by the Code, which may result in the shareholder's not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. If a Fund does not qualify for or chooses not to make such an election, shareholders will not be entitled separately to claim a credit or deduction for U.S. federal income tax purposes with respect to foreign taxes paid by the Fund; in that case the foreign tax will nonetheless reduce the Fund's taxable income. Even if a Fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

t.	Passive Foreign Investment Company Tax Risk

Equity investments by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. A Fund may BE ABLE elect to treat a PFIC as a "qualified electing fund" (i.e., make a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually. A Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

u.	Portfolio Turnover Risk

The Dynamic Dividend Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

v.	Qualified Dividend Income Tax Risk

With respect to the Dynamic Dividend Fund, favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

w.	REIT and Real Estate Risk

Investment in real estate investment trusts ("REITs") and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs' share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

x.	Sector Risk

To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of a Fund's holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of a Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Utility Sector Risk. When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities sector is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

y.	Small-Cap Securities Risk

Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

z.	Sustainable Investing Risk

A Fund's "Sustainable Leaders" strategy could cause it to perform differently compared to funds that do not have such strategy. ESG considerations may be linked to long-term rather than short-term returns. The criteria related to a Fund's Sustainable Leaders strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

aa.	Valuation Risk

The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Please read the Funds' prospectus for more detailed information regarding these and other risks.

6. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

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April 30, 2021 (Unaudited)

7. Tax Information

As of April 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China A Share Equity Fund	$90,354,862	$10,750,935	$(3,828,344)	$6,922,591
Dynamic Dividend Fund	95,021,981	35,944,734	(3,996,320)	31,948,414
Emerging Markets Fund	3,819,967,907	1,685,522,324	(147,651,980)	1,537,870,344
Emerging Markets Sustainable Leaders Fund	207,679,943	26,885,936	(4,940,512)	21,945,424
Global Equity Fund	20,597,236	9,598,916	(2,873)	9,596,043
Global Infrastructure Fund	41,657,198	12,976,121	(1,998,746)	10,977,375
International Real Estate Equity Fund	32,105,978	2,870,308	(12,938,514)	(10,068,206)
International Small Cap Fund	157,260,558	55,827,121	(1,956,938)	53,870,183
Realty Income & Growth Fund	38,349,497	15,354,704	(137,030)	15,217,674
U.S. Small Cap Equity Fund	871,957,993	222,991,268	(6,052,034)	216,939,234
U.S. Sustainable Leaders Fund	384,849,739	89,675,190	(4,298,732)	85,376,458
U.S. Sustainable Leaders Smaller Companies Fund	14,677,270	2,155,783	(238,535)	1,917,248

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions Paid From
Fund	Ordinary Income*	Net Long Term Capital Gains*	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
China A Share Equity Fund	$ 14,078	$ 715,542	$ 729,620	$ –	$ –	$ 729,620
Dynamic Dividend Fund	7,157,644	–	7,157,644	–	–	7,157,644
Emerging Markets Fund	91,341,000	2,583,742	93,924,742	–	–	93,924,742
Emerging Markets Sustainable Leaders Fund	2,748,047	–	2,748,047	–	–	2,748,047
Global Equity Fund	186,711	798,701	985,412	–	–	985,412
Global Infrastructure Fund	2,807,721	449,156	3,256,877	–	606,231	3,863,108
International Real Estate Equity Fund	6,412,304	–	6,412,304	–	–	6,412,304
International Small Cap Fund	1,686,730	4,472,541	6,159,271	–	–	6,159,271
Realty Income & Growth Fund	1,259,953	9,878,074	11,138,027	–	–	11,138,027
U.S. Small Cap Equity Fund	1,296,552	59,696,046	60,992,598	–	–	60,992,598
U.S. Sustainable Leaders Fund	2,144,740	34,164,852	36,309,592	–	–	36,309,592
U.S. Sustainable Leaders Smaller Companies Fund	289,373	1,634,574	1,923,947	–	–	1,923,947

Amounts listed as "–" are $0 or round to $0.

As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
China A Share Equity Fund	$–	$53,375	$463,245	$–	$–	$–	$–	$3,910,074	$–	$4,426,694
Dynamic Dividend Fund	–	41,955	–	–	–	–	–	8,140,112	(4,212,551)	3,969,516
Emerging Markets Fund	–	8,624,100	33,395,452	–	–	–	–	893,406,222	–	935,425,774

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Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
Emerging Markets Sustainable Leaders Fund	$–	$454,641	$–	$–	$–	$–	$–	$46,451,581	$(28,536,910)	$18,369,312
Global Equity Fund	–	–	–	–	–	(6,837)	–	5,731,003	(5,035,145)	689,021
Global Infrastructure Fund	–	–	–	–	–	–	–	2,388,685	(1,647,075)	741,610
International Real Estate Equity Fund	–	772,710	–	–	–	–	–	(12,896,038)	(73,604,082)	(85,727,410)
International Small Cap Fund	–	–	–	–	–	–	–	28,201,129	(1,307,689)	26,893,440
Realty Income & Growth Fund	–	–	5,677,152	–	–	–	–	9,588,389	–	15,265,541
U.S. Small Cap Equity Fund	–	7,615,775	41,783,419	–	–	–	–	47,141,945	–	96,541,139
U.S. Sustainable Leaders Fund	–	11,862,193	36,363,926	–	–	–	–	89,558,389	–	137,784,508
U.S. Sustainable Leaders Smaller Companies Fund	–	169,188	1,648,858	–	–	–	–	2,511,306	–	4,329,352

*  The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to passive foreign investment companies and tax deferral of losses on wash sales.

**  As of October 31, 2020, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.

As of October 31, 2020, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of each respective Fund with no expiration.

Fund	Amount	Expires
Dynamic Dividend Fund	$ 4,212,551	Unlimited (Short-Term)
Emerging Markets Sustainable Leaders Fund	6,922,759	Unlimited (Short-Term)
Emerging Markets Sustainable Leaders Fund	21,614,151	Unlimited (Long-Term)
Global Equity Fund	271,921	Unlimited (Short-Term)
Global Equity Fund	4,763,224	Unlimited (Long-Term)
Global Infrastructure Fund	1,647,075	Unlimited (Short-Term)
International Real Estate Equity Fund	5,452,642	Unlimited (Short-Term)
International Real Estate Equity Fund	68,151,440	Unlimited (Long-Term)
International Small Cap Fund	1,307,689	Unlimited (Short-Term)

8. Significant Shareholders

As of April 30, 2021, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:

Fund	Record Ownership %	Number of Account Owners
China A Share Equity Fund	54.7%	2
Dynamic Dividend Fund	49.0	5
Emerging Markets Fund	62.7	4
Emerging Markets Sustainable Leaders Fund	40.9	4
Global Equity Fund	19.4	1
Global Infrastructure Fund	60.4	4
International Real Estate Equity Fund	62.0	4
International Small Cap Fund	60.5	3
Realty Income & Growth Fund	52.7	3

112	2021 Semi-Annual Report

Notes to Financial Statements (concluded)

April 30, 2021 (Unaudited)

Fund	Record Ownership %	Number of Account Owners
U.S. Small Cap Equity Fund	43.9%	5
U.S. Sustainable Leaders Fund	12.0	1
U.S. Sustainable Leaders Smaller Companies Fund	20.8	3

9. Line of Credit

The Trust, on behalf of each of the funds of the Trust (including the Funds) (the "Borrowers"), has entered into an agreement (the "Agreement") with State Street Bank and Trust Company (the "Bank"), subject to annual renewal. The Agreement provides for a revolving credit facility (the "Credit Facility") in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.

The Funds are subject to an up-front fee of 2.5 basis points (0.025%) on the full facility amount, which was paid upon closing of the credit facility. Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day (not less than zero) plus 1.25% or (b) the One-Month LIBOR as in effect on that day (not less than zero) plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. In 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility cannot yet be determined. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2021, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the six-month period ended April 30, 2021.

	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Dynamic Dividend Fund	334,882	1.38%	43
Emerging Markets Sustainable Leaders Fund	6,767,574	1.39%	6
Global Infrastructure Fund	120,346	1.39%	21
International Real Estate Equity Fund	239,557	1.38%	27
International Small Cap Fund	1,425,000	1.40%	3
Realty Income & Growth Fund	540,874	1.43%	86
U.S. Sustainable Leaders Smaller Companies Fund	200,000	1.38%	1

10. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Funds.

11. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021.

2021 Semi-Annual Report	113

Shareholder Expense Examples (Unaudited)

As a shareholder of the Aberdeen Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, transfer agent out-of-pocket expenses, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Aberdeen Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2020 and continued to hold your shares at the end of the reporting period, April 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Actual Expenses Paid During Period" for the class of a Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the information for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, November 1, 2020	Actual Ending Account Value, April 30, 2021	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]	Hypothetical Expenses Paid During Period[12]	Annualized Expense Ratio**
China A Share Equity Fund	Class A	$ 1,000.00	$ 1,171.60	$ 1,018.35	$ 7.00	$ 6.51	1.30%
	Class C	$ 1,000.00	$ 1,168.40	$ 1,014.93	$ 10.70	$ 9.94	1.99%
	Class R	$ 1,000.00	$ 1,170.20	$ 1,016.91	$ 8.56	$ 7.95	1.59%
	Institutional Service Class	$ 1,000.00	$ 1,173.20	$ 1,019.44	$ 5.82	$ 5.41	1.08%
	Institutional Class	$ 1,000.00	$ 1,173.90	$ 1,019.89	$ 5.34	$ 4.96	0.99%
Dynamic Dividend Fund	Class A	$ 1,000.00	$ 1,310.70	$ 1,017.36	$ 8.59	$ 7.50	1.50%
	Institutional Class	$ 1,000.00	$ 1,311.40	$ 1,018.60	$ 7.16	$ 6.26	1.25%
Emerging Markets Fund	Class A	$ 1,000.00	$ 1,242.80	$ 1,017.01	$ 8.73	$ 7.85	1.57%
	Class C	$ 1,000.00	$ 1,239.60	$ 1,014.38	$ 11.66	$ 10.49	2.10%
	Class R	$ 1,000.00	$ 1,242.00	$ 1,016.36	$ 9.45	$ 8.50	1.70%
	Institutional Service Class	$ 1,000.00	$ 1,245.30	$ 1,018.75	$ 6.79	$ 6.11	1.22%
	Institutional Class	$ 1,000.00	$ 1,246.10	$ 1,019.34	$ 6.13	$ 5.51	1.10%
Emerging Markets Sustainable Leaders Fund	Class A	$ 1,000.00	$ 1,225.70	$ 1,017.41	$ 8.22	$ 7.45	1.49%
	Class C	$ 1,000.00	$ 1,221.80	$ 1,014.33	$ 11.62	$ 10.54	2.11%
	Class R	$ 1,000.00	$ 1,224.30	$ 1,016.12	$ 9.65	$ 8.75	1.75%
	Institutional Service Class	$ 1,000.00	$ 1,227.60	$ 1,018.99	$ 6.46	$ 5.86	1.17%
	Institutional Class	$ 1,000.00	$ 1,227.90	$ 1,019.29	$ 6.13	$ 5.56	1.11%
Global Equity Fund	Class A	$ 1,000.00	$ 1,271.00	$ 1,017.21	$ 8.62	$ 7.65	1.53%
	Class C	$ 1,000.00	$ 1,266.50	$ 1,013.94	$ 12.31	$ 10.94	2.19%
	Class R	$ 1,000.00	$ 1,268.70	$ 1,015.67	$ 10.35	$ 9.20	1.84%
	Institutional Service Class	$ 1,000.00	$ 1,272.20	$ 1,018.40	$ 7.27	$ 6.46	1.29%
	Institutional Class	$ 1,000.00	$ 1,272.70	$ 1,018.89	$ 6.71	$ 5.96	1.19%
Global Infrastructure Fund	Class A	$ 1,000.00	$ 1,264.90	$ 1,018.65	$ 6.96	$ 6.21	1.24%
	Institutional Class	$ 1,000.00	$ 1,266.90	$ 1,019.89	$ 5.56	$ 4.96	0.99%
International Real Estate Equity Fund	Class A	$ 1,000.00	$ 1,189.00	$ 1,016.76	$ 8.79	$ 8.10	1.62%
	Institutional Class	$ 1,000.00	$ 1,190.30	$ 1,018.00	$ 7.44	$ 6.85	1.37%

114	2021 Semi-Annual Report

Shareholder Expense Examples (Unaudited) (concluded)

		Beginning Account Value, November 1, 2020	Actual Ending Account Value, April 30, 2021	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]	Hypothetical Expenses Paid During Period[12]	Annualized Expense Ratio**
International Small Cap Fund	Class A	$ 1,000.00	$ 1,247.80	$ 1,018.10	$ 7.52	$ 6.76	1.35%
	Class C	$ 1,000.00	$ 1,244.10	$ 1,014.93	$ 11.07	$ 9.94	1.99%
	Class R	$ 1,000.00	$ 1,245.80	$ 1,016.66	$ 9.13	$ 8.20	1.64%
	Institutional Class	$ 1,000.00	$ 1,249.90	$ 1,019.89	$ 5.52	$ 4.96	0.99%
Realty Income & Growth Fund	Class A	$ 1,000.00	$ 1,285.30	$ 1,018.55	$ 7.14	$ 6.31	1.26%
	Institutional Class	$ 1,000.00	$ 1,286.30	$ 1,019.79	$ 5.73	$ 5.06	1.01%
U.S. Small Cap Equity Fund	Class A	$ 1,000.00	$ 1,396.30	$ 1,018.05	$ 8.08	$ 6.81	1.36%
	Class C	$ 1,000.00	$ 1,392.30	$ 1,014.93	$ 11.80	$ 9.94	1.99%
	Class R	$ 1,000.00	$ 1,394.90	$ 1,016.86	$ 9.50	$ 8.00	1.60%
	Institutional Service Class	$ 1,000.00	$ 1,398.50	$ 1,019.34	$ 6.54	$ 5.51	1.10%
	Institutional Class	$ 1,000.00	$ 1,399.00	$ 1,019.89	$ 5.89	$ 4.96	0.99%
U.S. Sustainable Leaders Fund	Class A	$ 1,000.00	$ 1,248.60	$ 1,018.89	$ 6.63	$ 5.96	1.19%
	Class C	$ 1,000.00	$ 1,244.20	$ 1,015.37	$ 10.57	$ 9.49	1.90%
	Institutional Service Class	$ 1,000.00	$ 1,249.90	$ 1,019.98	$ 5.41	$ 4.86	0.97%
	Institutional Class	$ 1,000.00	$ 1,250.00	$ 1,020.33	$ 5.02	$ 4.51	0.90%
U.S. Sustainable Leaders Smaller Companies Fund	Class A	$ 1,000.00	$ 1,333.70	$ 1,018.75	$ 7.06	$ 6.11	1.22%
	Class C	$ 1,000.00	$ 1,326.70	$ 1,015.37	$ 10.96	$ 9.49	1.90%
	Class R	$ 1,000.00	$ 1,332.30	$ 1,017.16	$ 8.91	$ 7.70	1.54%
	Institutional Service Class	$ 1,000.00	$ 1,335.80	$ 1,019.59	$ 6.08	$ 5.26	1.05%
	Institutional Class	$ 1,000.00	$ 1,336.90	$ 1,020.33	$ 5.21	$ 4.51	0.90%

**  The expense ratio presented represents a six-month, annualized ratio.

1  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

2  Represents the hypothetical 5% return before expenses.

2021 Semi-Annual Report	115

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the "Liquidity Program") consistent with the requirements of Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). "Liquidity Risk" is defined as the risk that a fund could not meet redemption requests "without significant dilution of remaining investors' interests in the fund." Aberdeen Standard Investments Inc., the investment adviser and administrator to the Funds, has been approved and designated by the Board of Trustees (the "Board") as the administrator of the Liquidity Program (the "Administrator") and has retained a third party to perform certain functions, including liquidity analytics and providing market data. The Administrator has formed a Liquidity Risk Management Committee (the "Committee") to help implement and carry out the day-to-day operations of the Liquidity Program.

As required by the Liquidity Rule, at a meeting on March 17, 2021, the Board received a written annual report on the operation and effectiveness of the Liquidity Program for the period from February 1, 2020 to January 31, 2021 (the "Reporting Period"). The annual report provided, among other items, an overview of the Liquidity Program including:

•	information regarding the Committee and the monthly discussions by the Committee of various items including, but not limited to, the following:

o	Review and analysis of appropriate liquidity categories for portfolio investments

o	Review of highly liquid investment minimum ("HLIM") and reasonably anticipated trading sizes ("RATS")

o	Review of current and upcoming market events, such as market closures, that may impact liquidity

o	Review of large shareholder concentrations that may impact liquidity in the event of redemption

•	the monitoring and classification of portfolio holdings in four liquidity categories (including the operation of the HLIM and any breaches); and

•	enhancements to the Liquidity Program during the Reporting Period, which included:

o	monthly liquidity reports being provided to portfolio managers

o	evaluation and change in the RATS of Aberdeen Emerging Markets Fund based on shareholder concentration and the nature of securities held in the fund's portfolio

o	changes to the Liquidity Program to address regulatory guidance relating to the closure of a foreign securities market for seven or more calendar days due to a foreign holiday.

The annual report concluded that the Liquidity Program was reasonably designed to assess and manage the Funds' Liquidity Risk pursuant to the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to your Fund's Prospectus and Statement of Additional Information for more information regarding the risks of investing in a Fund, including a Fund's exposure to liquidity risk and other risks to which the Funds may be subject.

116	2021 Semi-Annual Report

Management Information

Trustees

Radhika Ajmera

Stephen Bird

P. Gerald Malone, Chairman

Neville J. Miles

Rahn K. Porter

Steven N. Rappaport

Warren C. Smith

Investment Adviser

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Fund Administrator

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W. 7th Street, Ste. 219534

Kansas City, MO 64105-1407

Distributor

Aberdeen Fund Distributors LLC

1900 Market Street, Suite 200

Philadelphia, PA 19103

Sub-Administrator, Custodian & Fund Accountant

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Fund Counsel

Dechert LLP

1900 K Street N.W.

Washington, D.C. 20006

Aberdeen Standard Investments Inc. 1900 Market Street, Suite 200 Philadelphia, PA 19103 aberdeen-asset.us AOE-0140-SAR

Aberdeen Funds
Fixed Income Series

Semi-Annual Report

April 30, 2021

Aberdeen Emerging Markets Debt Fund

Class A – AKFAX ■ Class C – AKFCX ■ Class R – AKFRX ■ Institutional Class – AKFIX ■ Institutional Service Class – AKFSX

Aberdeen Global Absolute Return Strategies Fund

Class A – CUGAX ■ Class C – CGBCX ■ Institutional Class – AGCIX ■ Institutional Service Class – CGFIX

Aberdeen Intermediate Municipal Income Fund

Class A – NTFAX ■ Class C – GTICX ■ Institutional Class – ABEIX ■ Institutional Service Class – ABESX

Aberdeen Short Duration High Yield Municipal Fund

Class A – AAHMX ■ Class C – ACHMX ■ Institutional Class – AHYMX

Aberdeen Ultra Short Municipal Income Fund

Class A – ATOAX ■ Class A1 – ATOBX ■ Institutional Class – ATOIX

Table of Contents

Aberdeen Emerging Markets Debt Fund	Page 1
Aberdeen Global Absolute Return Strategies Fund	Page 8
Aberdeen Intermediate Municipal Income Fund	Page 22
Aberdeen Short Duration High Yield Municipal Fund	Page 27
Aberdeen Ultra Short Municipal Income Fund	Page 37
Financial Statements	Page 43
Notes to Financial Statements	Page 62
Shareholder Expense Examples	Page 83
Liquidity Risk Management Program	Page 84

Investors should carefully consider a fund's investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including possible loss of principal.

Aberdeen Funds is distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.

Aberdeen Standard Investments Inc. (ASII) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.

The complete schedule of portfolio holdings for each fund of Aberdeen Funds (each a "Fund" and collectively, the "Funds") is included in the Funds' semi-annual and annual reports to shareholders. Aberdeen Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT filings are available on the Commission's website at http://www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders on upon request without charge by calling 1-866-667-9231.

Statement Regarding Availability of Proxy Voting Record.
Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at https://www.aberdeenstandard.com/en-us/us/investor/fund-centre and on the Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission's website at www.sec.gov.

Aberdeen Emerging Markets Debt Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	Inception[1]
Class A	w/o SC	5.45%	18.93%	4.83%	3.03%
	w/SC2	2.24%	15.32%	4.19%	2.66%
Class C	w/o SC	5.34%	18.31%	4.20%	2.36%
	w/SC3	4.34%	17.31%	4.20%	2.36%
Class R4	w/o SC	5.38%	18.60%	4.57%	2.78%
Institutional Service Class[4]	w/o SC	5.63%	19.20%	5.19%	3.36%
Institutional Class[4]	w/o SC	5.62%	19.29%	5.20%	3.35%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund commenced operations on November 1, 2012.
2	A 3.00% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

*  Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Emerging Markets Debt Fund, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index and the Consumer Price Index (CPI) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The J.P. Morgan EMBI Global Diversified Index is an alternatively weighted index that assigns a larger weight to less liquid issues from countries with smaller debt stocks and limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries' eligible current face amounts of debt outstanding. The index consists of U.S. dollar-denominated Brady bonds, Eurobonds, and traded loans issued by sovereign and quasi-sovereign entities issued in emerging markets countries.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report	1

Aberdeen Emerging Markets Debt Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Government Bonds	73.5%
Corporate Bonds	23.2%
Short-Term Investment	3.0%
Warrants	–%
Other Assets in Excess of Liabilities	0.3%
100.0%

Amounts listed as "–" are 0% or round to 0%

The following chart summarizes the composition of the Fund's portfolio, expressed as a percentage of net assets. The industries listed below may include more than one industry group. As of April 30, 2021, the Fund did not have more than 25% of its assets invested in any industry group.

Top Industries
Oil, Gas & Consumable Fuels	5.7%
Commercial Banks	2.9%
Electric Utilities	2.5%
Transportation	1.7%
Real Estate	1.5%
Diversified Financial Services	1.3%
Chemicals	1.3%
Energy Equipment & Services	1.1%
Airlines	0.7%
Diversified Telecommunication Services	0.7%
Other	80.6%
100.0%

Top Holdings*
Mexican Bonos, Series M 03/05/2026	2.9%
Brazil Notas do Tesouro Nacional, Series F 01/01/2031	2.9%
Qatar Government International Bond 03/14/2049	2.6%
Brazil Notas do Tesouro Nacional, Series B 08/15/2024	2.4%
Russian Federal Bond – OFZ 09/16/2026	2.3%
Bahamas Government International Bond 11/21/2028	2.2%
Saudi Government International Bond 04/17/2049	2.2%
Ukraine Government International Bond 09/01/2024	1.9%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 01/25/2049	1.7%
Georgian Railway JSC 07/11/2022	1.7%
Other	77.2%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
Mexico	8.6%
Brazil	6.3%
Qatar	5.0%
United Arab Emirates	4.7%
Egypt	4.5%
Ukraine	4.0%
South Africa	3.8%
United States	3.0%
Indonesia	3.0%
Argentina	2.8%
Other	54.3%
100.0%

2	2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (23.2%)
BRAZIL (0.6%)
Food Products (0.6%)
BRF SA (USD), 4.88%, 01/24/2030 (a)	$260,000	$266,984
CHINA (1.4%)
Investment Companies (0.4%)
Huarong Finance 2019 Co. Ltd. (USD), 2.13%, 09/30/2023 (a)	215,000	164,475
Real Estate (1.0%)
Longfor Group Holdings Ltd. (USD), 3.95%, 09/16/2029 (a)	230,000	240,951
Shimao Group Holdings Ltd. (USD), 6.13%, 02/21/2024 (a)	200,000	208,800
		449,751
		614,226
COLOMBIA (0.6%)
Commercial Banks (0.5%)
Bancolombia SA, (fixed rate to 10/18/2022, variable rate thereafter) (USD), 4.88%, 10/18/2027	200,000	203,502
Oil, Gas & Consumable Fuels (0.1%)
Ecopetrol SA (USD), 6.88%, 04/29/2030	50,000	60,625
		264,127
GEORGIA (1.7%)
Transportation (1.7%)
Georgian Railway JSC (USD), 7.75%, 07/11/2022 (a)	680,000	717,400
INDIA (0.6%)
Commercial Banks (0.6%)
HDFC Bank Ltd. (INR), 8.10%, 03/22/2025 (a)(b)	20,000,000	279,053
INDONESIA (3.0%)
Electric Utilities (1.7%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (USD), 6.25%, 01/25/2049 (a)	587,000	728,761
Oil, Gas & Consumable Fuels (0.6%)
Pertamina Persero PT (USD), 5.63%, 05/20/2043 (a)	200,000	230,835
Sovereign Agency (0.7%)
Lembaga Pembiayaan Ekspor Indonesia (USD), 3.88%, 04/06/2024 (a)	290,000	309,575
		1,269,171
KAZAKHSTAN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Tengizchevroil Finance Co. International Ltd. (USD), 4.00%, 08/15/2026 (a)(c)	200,000	216,000

	Shares or Principal Amount	Value (US$)
KUWAIT (0.7%)
Chemicals (0.7%)
MEGlobal Canada ULC, REGS (USD), 5.00%, 05/18/2025 (a)	$250,000	$279,687
MEXICO (4.5%)
Commercial Banks (0.6%)
BBVA Bancomer SA., (fixed rate to 09/13/2029, variable rate thereafter) (USD), 5.88%, 09/13/2034 (a)	230,000	251,275
Oil, Gas & Consumable Fuels (3.3%)
Petroleos Mexicanos
(USD), 6.88%, 08/04/2026	50,000	54,350
(USD), 6.50%, 03/13/2027	500,000	528,750
(USD), 6.84%, 01/23/2030	180,000	184,950
(USD), 6.50%, 06/02/2041	330,000	296,370
(USD), 6.95%, 01/28/2060	420,000	371,658
		1,436,078
Real Estate Investment Trust (REIT) Funds (0.6%)
Trust F/1401 (USD), 6.39%, 01/15/2050 (a)	220,000	250,912
		1,938,265
MOROCCO (0.6%)
Chemicals (0.6%)
OCP SA (USD), 6.88%, 04/25/2044 (a)	200,000	240,752
NIGERIA (0.5%)
Engineering & Construction (0.5%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	200,000	217,000
OMAN (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
OQ SAOC (USD), 5.13%, 05/06/2028 (a)	200,000	202,500
PANAMA (0.5%)
Commercial Banks (0.5%)
Global Bank Corp., (fixed rate to 04/16/2028, variable rate thereafter) (USD), 5.25%, 04/16/2029 (a)	198,000	206,363
PERU (1.0%)
Metals & Mining (0.5%)
Nexa Resources SA (USD), 5.38%, 05/04/2027 (a)	200,000	214,200
Oil, Gas & Consumable Fuels (0.5%)
Petroleos del Peru SA (USD), 5.63%, 06/19/2047 (a)	200,000	206,000
		420,200
SOUTH AFRICA (1.5%)
Diversified Telecommunication Services (0.7%)
MTN Mauritius Investments Ltd. (USD), 6.50%, 10/13/2026 (a)	250,000	283,062

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	3

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
SOUTH AFRICA (continued)
Electric Utilities (0.8%)
Eskom Holdings SOC Ltd. (USD), 7.13%, 02/11/2025 (a)	$330,000	$345,114
		628,176
TUNISIA (0.7%)
Commercial Banks (0.7%)
Banque Centrale de Tunisie International Bond (EUR), 6.38%, 07/15/2026 (a)	269,000	304,292
UKRAINE (0.5%)
Iron/Steel (0.5%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	200,000	221,000
UNITED ARAB EMIRATES (3.6%)
Airlines (0.7%)
Zahidi Ltd. (USD), 4.50%, 03/22/2028 (a)(c)	305,063	311,829
Diversified Financial Services (1.3%)
ICD Sukuk Co. Ltd. (USD), 5.00%, 02/01/2027 (a)	500,000	558,900
Energy Equipment & Services (1.1%)
Abu Dhabi Crude Oil Pipeline LLC (USD), 4.60%, 11/02/2047 (a)(c)	200,000	229,040
Galaxy Pipeline Assets Bidco Ltd. (USD), 2.63%, 03/31/2036 (a)(c)	264,000	255,762
		484,802
Real Estate (0.5%)
MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter) (USD), 5.50%, 09/07/2022 (a)(d)	200,000	205,976
		1,561,507
VENEZUELA (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
Petroleos de Venezuela SA
(USD), 6.00%, 05/16/2024 (a)(c)(e)	1,140,000	49,590
(USD), 6.00%, 11/15/2026 (a)(c)(e)	525,236	22,848
		72,438
Total Corporate Bonds		9,919,141
GOVERNMENT BONDS (73.5%)
ANGOLA (1.0%)
Angolan Government International Bond (USD), 9.50%, 11/12/2025 (a)	380,000	416,518
ARGENTINA (2.8%)
Argentine Republic Government International Bond
(USD), 1.00%, 07/09/2029	174,073	65,976
VRN (USD), 0.13%, 07/09/2030 (f)	1,912,000	693,100
VRN (USD), 0.13%, 07/09/2035 (f)	1,395,403	439,566
(USD), 0.00%, 12/15/2035	533,627	3,735
		1,202,377

	Shares or Principal Amount	Value (US$)
ARMENIA (1.1%)
Republic of Armenia International Bond
(USD), 7.15%, 03/26/2025 (a)	$200,000	$221,720
(USD), 3.95%, 09/26/2029 (a)	260,000	248,677
		470,397
BAHAMAS (2.3%)
Bahamas Government International Bond (USD), 6.00%, 11/21/2028 (a)	970,000	962,725
BARBADOS (0.3%)
Barbados Government International Bond (USD), 6.50%, 10/01/2029 (a)(c)	123,400	125,560
BELARUS (2.0%)
Republic of Belarus International Bond (USD), 6.88%, 02/28/2023 (a)	215,000	219,455
Republic of Belarus Ministry of Finance
(USD), 5.88%, 02/24/2026 (a)	300,000	290,119
(USD), 6.38%, 02/24/2031 (a)	380,000	361,509
		871,083
BELIZE (0.3%)
Belize Government International Bond (USD), 4.94%, 02/20/2034 (a)(b)(c)(g)	295,492	116,719
BENIN (1.3%)
Benin Government International Bond
(EUR), 4.88%, 01/19/2032 (a)(c)	350,000	420,956
(EUR), 6.88%, 01/19/2052 (a)(c)	100,000	126,234
		547,190
BRAZIL (5.7%)
Brazil Notas do Tesouro Nacional
Series B (BRL), 6.00%, 08/15/2024 (h)	1,400,000	1,009,472
Series F (BRL), 10.00%, 01/01/2029	899,000	175,349
Series F (BRL), 10.00%, 01/01/2031	6,370,000	1,237,842
		2,422,663
CZECH REPUBLIC (1.0%)
Czech Republic Government Bond (CZK), 1.00%, 06/26/2026 (a)	9,460,000	428,593
DOMINICAN REPB. (0.7%)
Dominican Republic International Bond (USD), 5.95%, 01/25/2027 (a)	260,000	295,100
DOMINICAN REPUBLIC (2.4%)
Dominican Republic International Bond
(USD), 6.85%, 01/27/2045 (a)	600,000	682,500
(USD), 5.88%, 01/30/2060 (a)	360,000	359,100
		1,041,600
ECUADOR (1.7%)
Ecuador Government International Bond
VRN (USD), 0.50%, 07/31/2030 (a)(c)(f)	646,240	539,611
VRN (USD), 0.50%, 07/31/2035 (a)(c)(f)	279,589	190,123
		729,734

See accompanying Notes to Financial Statements.

4	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (continued)
EGYPT (4.5%)
Egypt Government International Bond
(USD), 7.60%, 03/01/2029 (a)	$320,000	$346,864
(EUR), 5.63%, 04/16/2030 (a)	160,000	192,914
(USD), 7.90%, 02/21/2048 (a)	625,000	613,825
(USD), 8.70%, 03/01/2049 (a)	400,000	416,377
(USD), 8.88%, 05/29/2050 (a)	340,000	357,291
		1,927,271
EL SALVADOR (2.5%)
El Salvador Government International Bond
(USD), 5.88%, 01/30/2025 (a)	395,000	406,771
(USD), 8.63%, 02/28/2029 (a)	380,000	425,220
(USD), 9.50%, 07/15/2052 (a)	216,000	244,620
		1,076,611
GABON (0.5%)
Gabon Government International Bond (USD), 6.95%, 06/16/2025 (a)	220,000	233,974
GEORGIA (0.5%)
Georgia Government International Bond (USD), 2.75%, 04/22/2026 (a)	200,000	200,532
GHANA (2.4%)
Ghana Government International Bond (USD), 7.75%, 04/07/2029 (a)(c)	336,000	343,308
Ghana Government International Bond
(USD), 8.63%, 04/07/2034 (a)(c)	246,000	253,690
(USD), 7.88%, 02/11/2035 (a)(c)	223,000	219,334
(USD), 8.95%, 03/26/2051 (a)(c)	200,000	198,040
		1,014,372
HONDURAS (0.4%)
Honduras Government International Bond (USD), 5.63%, 06/24/2030 (a)	150,000	157,500
IRAQ (1.3%)
Iraq International Bond
(USD), 6.75%, 03/09/2023 (a)	280,000	284,676
(USD), 5.80%, 01/15/2028 (a)	272,125	262,356
		547,032
IVORY COAST (1.0%)
Ivory Coast Government International Bond
(EUR), 4.88%, 01/30/2032 (a)(c)	250,000	301,662
(EUR), 6.88%, 10/17/2040 (a)(c)	100,000	129,906
		431,568
JORDAN (0.5%)
Jordan Government International Bond (USD), 4.95%, 07/07/2025 (a)	210,000	217,140
KENYA (1.0%)
Kenya Government International Bond (USD), 7.00%, 05/22/2027 (a)(c)	410,000	445,543

	Shares or Principal Amount	Value (US$)
MEXICO (4.1%)
Mexican Bonos
Series M20 (MXN), 10.00%, 12/05/2024	$2,600,000	$146,402
Series M (MXN), 5.75%, 03/05/2026	25,806,600	1,262,430
Series M (MXN), 7.75%, 05/29/2031	5,500,000	288,092
(MXN), 10.00%, 11/20/2036	900,000	55,173
		1,752,097
MOROCCO (0.8%)
Morocco Government International Bond (EUR), 1.50%, 11/27/2031 (a)	310,000	349,657
NIGERIA (1.3%)
Nigeria Government International Bond
(USD), 7.63%, 11/21/2025 (a)	253,000	287,787
(USD), 6.50%, 11/28/2027 (a)	260,000	274,690
		562,477
OMAN (0.5%)
Oman Government International Bond (USD), 6.25%, 01/25/2031 (a)	200,000	215,000
PAKISTAN (0.7%)
Pakistan Government International Bond (USD), 7.38%, 04/08/2031 (a)	287,000	301,350
PARAGUAY (1.0%)
Paraguay Government International Bond
(USD), 2.74%, 01/29/2033 (a)(c)	200,000	190,500
(USD), 6.10%, 08/11/2044 (a)	200,000	240,000
		430,500
QATAR (5.0%)
Qatar Government International Bond
(USD), 4.00%, 03/14/2029 (a)	250,000	284,000
(USD), 3.75%, 04/16/2030 (a)	200,000	223,940
(USD), 5.10%, 04/23/2048 (a)	400,000	506,894
(USD), 4.82%, 03/14/2049 (a)	925,000	1,135,586
		2,150,420
ROMANIA (1.5%)
Romanian Government International Bond
(EUR), 2.00%, 01/28/2032 (a)	160,000	193,322
(EUR), 3.38%, 01/28/2050 (a)	370,000	464,191
		657,513
RUSSIA (2.3%)
Russian Federal Bond – OFZ (RUB), 7.75%, 09/16/2026	69,465,000	972,616
RWANDA (1.1%)
Rwanda International Government Bond (USD), 6.63%, 05/02/2023 (a)	450,000	473,827
SAUDI ARABIA (2.2%)
Saudi Government International Bond (USD), 5.00%, 04/17/2049 (a)	770,000	928,728

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	5

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Debt Fund

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (continued)
SENEGAL (0.9%)
Senegal Government International Bond
(EUR), 4.75%, 03/13/2028 (a)(c)	$100,000	$124,745
(USD), 6.25%, 05/23/2033 (a)(c)	260,000	272,350
		397,095
SERBIA (1.3%)
Serbia International Bond (EUR), 3.13%, 05/15/2027 (a)	410,000	541,845
SOUTH AFRICA (2.3%)
Republic of South Africa Government Bond, Series 2040 (ZAR), 9.00%, 01/31/2040	12,500,000	712,929
Republic of South Africa Government International Bond (USD), 6.25%, 03/08/2041	200,000	209,920
South Africa Government Bond, Series 2037 (ZAR), 8.50%, 01/31/2037	1,150,000	64,294
		987,143
TUNISIA (1.4%)
Banque Centrale de Tunisie International Bond
(EUR), 6.75%, 10/31/2023 (a)	200,000	233,184
(EUR), 5.63%, 02/17/2024 (a)	317,000	361,670
		594,854
TURKEY (1.9%)
Turkey Government International Bond
(USD), 6.13%, 10/24/2028	560,000	551,684
(USD), 5.95%, 01/15/2031	264,000	248,994
		800,678
UKRAINE (3.5%)
Ukraine Government International Bond
(USD), 7.75%, 09/01/2024 (a)	750,000	804,375
(EUR), 6.75%, 06/20/2026 (a)	310,000	399,085
(USD), 0.00%, 05/31/2040 (a)(i)	270,000	284,513
		1,487,973
UNITED ARAB EMIRATES (1.1%)
Finance Department Government of Sharjah (USD), 4.00%, 07/28/2050 (a)	233,000	203,563
Sharjah Sukuk Program Ltd. (USD), 4.23%, 03/14/2028 (a)	245,000	268,275
		471,838
URUGUAY (2.2%)
Uruguay Government International Bond
(UYU), 4.38%, 12/15/2028 (c)(h)	22,095,039	599,066
(USD), 5.10%, 06/18/2050 (c)	270,000	338,493
		937,559
UZBEKISTAN (1.2%)
Republic of Uzbekistan Bond
(USD), 4.75%, 02/20/2024 (a)	300,000	319,788
(USD), 3.70%, 11/25/2030 (a)	212,000	210,672
		530,460

	Shares or Principal Amount	Value (US$)
VENEZUELA (0.0%)
Venezuela Government International Bond (USD), 9.25%, 05/07/2028 (a)(b)(e)	$165,000	$16,830
Total Government Bonds		31,442,262
WARRANTS (0.0%)
BRAZIL (0.0%)
OAS S.A. (b)(j)(k)	29,232	—
UNITED STATES (0.0%)
CANADACO, Series A (b)(j)(k)	92,840	—
Total Warrants		0
SHORT-TERM INVESTMENT (3.0%)
UNITED STATES (3.0%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (l)	1,281,641	1,281,641
Total Short-Term Investment		1,281,641
Total Investments (Cost $43,701,549) (m)—99.7%		42,643,044
Other Assets in Excess of Liabilities—0.3%		122,260
Net Assets—100.0%		$42,765,304

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Illiquid security.
(c)	Sinkable security.
(d)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(e)	Security is in default.
(f)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.
(g)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(h)	Inflation linked security.
(i)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.
(k)	Non-Income Producing Security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(m)	See accompanying Notes to Financial Statements for tax unrealized appreciation/depreciation of securities.

BRL	Brazilian Real
EUR	Euro Currency
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
RUB	Russian Ruble
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying Notes to Financial Statements.

6	2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Emerging Markets Debt Fund

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Crech Koruna/United States Dollar
07/14/2021	JPMorgan Chase Bank N.A.	CZK	10,232,000	USD	470,770	$ 475,811	$ 5,041
Euro/United States Dollar
07/14/2021	UBS AG	EUR	428,000	USD	513,050	515,309	2,259
Indian Rupee/United States Dollar
06/02/2021	Barclays Bank plc	INR	42,210,000	USD	570,837	566,873	(3,964)
06/02/2021	UBS AG	INR	37,432,000	USD	506,111	502,705	(3,406)
Indonesian Rupiah/United States Dollar
06/02/2021	UBS AG	IDR	6,714,121,000	USD	463,014	463,124	110
MXN/United States Dollar
07/14/2021	UBS AG	MXN	3,500,000	USD	171,681	171,438	(243)
New Russian Ruble/United States Dollar
06/02/2021	Barclays Bank plc	RUB	3,532,000	USD	45,878	46,819	941
07/14/2021	UBS AG	RUB	34,524,000	USD	455,991	454,846	(1,145)
South African Rand/United States Dollar
07/14/2021	UBS AG	ZAR	1,250,000	USD	84,423	85,381	958
						$3,282,306	$ 551

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
06/02/2021	Barclays Bank plc	USD	807,096	BRL	4,550,000	$ 835,394	$ (28,298)
06/02/2021	Royal Bank Of Canada	USD	242,217	BRL	1,375,000	252,454	(10,237)
06/02/2021	UBS AG	USD	1,478,603	BRL	8,009,000	1,470,477	8,126
United States Dollar/Crech Koruna
07/14/2021	Deutsche Bank AG	USD	482,033	CZK	10,298,000	478,880	3,153
United States Dollar/Euro
07/14/2021	JPMorgan Chase Bank N.A.	USD	4,562,865	EUR	3,830,000	4,611,292	(48,427)
United States Dollar/MXN
07/14/2021	Citibank N.A.	USD	822,281	MXN	16,765,000	821,188	1,093
07/14/2021	UBS AG	USD	302,780	MXN	6,088,000	298,204	4,576
United States Dollar/New Russian Ruble
06/02/2021	Barclays Bank plc	USD	941,762	RUB	71,108,000	942,593	(831)
06/02/2021	UBS AG	USD	115,084	RUB	8,526,000	113,019	2,065
United States Dollar/PLN
07/14/2021	UBS AG	USD	469,962	PLN	1,803,000	475,665	(5,703)
United States Dollar/South African Rand
07/14/2021	JPMorgan Chase Bank N.A.	USD	869,702	ZAR	12,775,000	872,590	(2,888)
						$11,171,756	$ (77,371)
Unrealized appreciation on forward foreign currency exchange contracts							$ 28,322
Unrealized depreciation on forward foreign currency exchange contracts							(105,142)

*    Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	7

Aberdeen Global Absolute Return Strategies Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	2.52%	7.10%	3.39%	1.71%
	w/SC2	(0.58%)	3.93%	2.76%	1.39%
Class C	w/o SC	2.14%	6.35%	2.66%	0.98%
	w/SC3	1.14%	5.35%	2.66%	0.98%
Institutional Service Class[4]	w/o SC	2.66%	7.22%	3.58%	1.85%
Institutional Class[4]	w/o SC	2.67%	7.41%	3.65%	1.98%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment objective and principal investment strategies, including its 80% investment policy, effective November 15, 2019. The Fund also previously changed its investment objective and strategies effective August 15, 2016. Performance information for periods prior to November 15, 2019 does not reflect the current investment strategy. Please consult the Fund's prospectus for more detail.
2	A 3.00% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021)

*      Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Service Class shares of the Aberdeen Global Absolute Return Strategies Fund, the ICE BofA Merrill Lynch 3-Month U.S. Treasury Note Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The ICE BofA Merrill Lynch 3-Month U.S. Treasury Note Index is an unmanaged index tracking 3-month U.S. Treasury securities.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

8	2021 Semi-Annual Report

Aberdeen Global Absolute Return Strategies Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
U.S. Treasuries	41.9%
Certificates of Deposit	22.6%
Money Market Funds	17.2%
Common Stocks	14.1%
Government Bonds	3.9%
Preferred Stocks	0.1%
Other Assets in Excess of Liabilities	0.2%
100.0%

Top Holdings*
Republic of South Africa Government Bond	3.9%
Trimble, Inc.	0.3%
ASML Holding NV	0.3%
HP, Inc.	0.3%
Mitsubishi Electric Corp.	0.3%
Proto Labs, Inc.	0.3%
Emerson Electric Co.	0.3%
Schneider Electric SE	0.2%
FANUC Corp.	0.2%
Advantest Corp.	0.2%
Other	93.7%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	67.2%
France	12.3%
Netherlands	7.9%
Canada	4.1%
South Africa	3.9%
Japan	2.0%
China	0.5%
Germany	0.4%
Australia	0.3%
United Kingdom	0.2%
Other	1.2%
100.0%

2021 Semi-Annual Report	9

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (14.1%)
AUSTRALIA (0.3%)
Materials (0.3%)
BHP Group Ltd.	367	$ 13,358
Galaxy Resources Ltd. (a)	5,734	17,183
Glencore PLC	3,298	13,434
MMG Ltd. (a)	16,000	10,336
Pilbara Minerals Ltd. (a)	13,863	12,069
		66,380
CANADA (0.3%)
Industrials (0.1%)
Canadian National Railway Co.	212	22,824
Materials (0.2%)
First Quantum Minerals Ltd.	620	14,290
Nutrien Ltd.	355	19,596
West Fraser Timber Co. Ltd.	229	17,681
		51,567
		74,391
CHILE (0.1%)
Materials (0.1%)
Antofagasta PLC	523	13,473
CHINA (0.5%)
Communication Services (0.3%)
NetEase, Inc., ADR	246	27,567
Tencent Holdings Ltd.	400	31,909
		59,476
Financials (0.1%)
China Construction Bank Corp., Class H	28,000	22,102
Materials (0.1%)
China Molybdenum Co. Ltd. H Shares	21,000	14,184
Ganfeng Lithium Co. Ltd. H Shares (b)	1,000	13,396
		27,580
		109,158
FRANCE (1.0%)
Communication Services (0.1%)
Ubisoft Entertainment SA (a)	240	18,011
Consumer Discretionary (0.1%)
LVMH Moet Hennessy Louis Vuitton SE	28	21,094
Consumer Staples (0.1%)
L'Oreal SA	58	23,749
Health Care (0.2%)
EssilorLuxottica SA	126	20,972
Sanofi	227	23,799
		44,771

	Shares or Principal Amount	Value (US$)
Industrials (0.3%)
Schneider Electric SE	366	$ 58,398
Vinci SA	199	21,836
		80,234
Materials (0.1%)
Eramet SA (a)	251	18,076
Utilities (0.1%)
Suez SA	784	18,738
		224,673
GERMANY (0.4%)
Consumer Discretionary (0.3%)
Adidas AG (a)	64	19,767
Bayerische Motoren Werke AG	204	20,443
Daimler AG	236	21,004
HelloFresh SE (a)	216	17,918
		79,132
Industrials (0.1%)
Brenntag SE	207	18,583
		97,715
HONG KONG (0.2%)
Consumer Discretionary (0.1%)
Galaxy Entertainment Group Ltd. (a)	2,000	17,556
Industrials (0.1%)
Jardine Matheson Holdings Ltd.	300	20,145
		37,701
JAPAN (2.0%)
Communication Services (0.3%)
Capcom Co., Ltd.	800	25,954
Konami Holdings Corp.	400	23,859
Nexon Co., Ltd.	900	29,769
		79,582
Consumer Discretionary (0.2%)
Bandai Namco Holdings, Inc.	300	22,014
Sony Group Corp.	200	19,996
		42,010
Industrials (0.6%)
FANUC Corp.	200	46,056
Kubota Corp.	800	18,821
Mitsubishi Electric Corp.	3,900	60,093
		124,970
Information Technology (0.9%)
Advantest Corp.	600	56,721
Seiko Epson Corp.	3,400	58,009
Tokyo Electron Ltd.	100	45,419
Yaskawa Electric Corp.	1,200	55,314
		215,463
		462,025

See accompanying Notes to Financial Statements.

10	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (continued)
MALAYSIA (0.1%)
Materials (0.1%)
Lynas Rare Earths Ltd. (a)	3,128	$ 13,172
NETHERLANDS (0.4%)
Consumer Staples (0.1%)
Heineken NV	182	21,112
Information Technology (0.2%)
ASML Holding NV	94	61,020
Materials (0.1%)
AMG Advanced Metallurgical Group NV	429	16,432
		98,564
RUSSIA (0.1%)
Materials (0.1%)
MMC Norilsk Nickel PJSC, ADR	407	13,903
SOUTH KOREA (0.1%)
Consumer Discretionary (0.1%)
Hyundai Motor Co.	104	19,776
SWITZERLAND (0.2%)
Consumer Staples (0.1%)
Nestle SA	203	24,224
Health Care (0.1%)
Roche Holding AG	70	22,831
		47,055
TAIWAN (0.1%)
Communication Services (0.1%)
Sea Ltd., ADR (a)	132	33,335
UNITED KINGDOM (0.2%)
Industrials (0.1%)
CNH Industrial NV	1,251	18,570
Pentair PLC	296	19,095
		37,665
Materials (0.1%)
Anglo American PLC	312	13,229
		50,894
UNITED STATES (8.1%)
Communication Services (0.8%)
Activision Blizzard, Inc.	326	29,728
Alphabet, Inc., Class A (a)	9	21,182
AT&T, Inc.	786	24,688
Electronic Arts, Inc.	209	29,695
Take-Two Interactive Software, Inc. (a)	125	21,922
Twitter, Inc. (a)	319	17,615
Verizon Communications, Inc.	404	23,347
Zynga, Inc. (a), Class A	2,201	23,815
		191,992

	Shares or Principal Amount	Value (US$)
Consumer Discretionary (0.5%)
Ford Motor Co. (a)	1,829	$ 21,107
McDonald's Corp.	90	21,247
Starbucks Corp.	180	20,608
Target Corp.	113	23,421
TJX Cos., Inc. (The)	309	21,939
		108,322
Consumer Staples (0.7%)
Archer-Daniels-Midland Co.	320	20,202
Bunge Ltd.	231	19,501
Costco Wholesale Corp.	63	23,442
CVS Health Corp.	311	23,760
Mondelez International, Inc., Class A	400	24,324
Procter & Gamble Co. (The)	172	22,948
Walmart, Inc.	169	23,645
		157,822
Financials (0.2%)
Intercontinental Exchange, Inc.	196	23,071
Marsh & McLennan Cos., Inc.	184	24,969
		48,040
Health Care (0.9%)
Abbott Laboratories	197	23,656
Boston Scientific Corp. (a)	509	22,192
IDEXX Laboratories, Inc. (a)	35	19,215
Johnson & Johnson	142	23,108
Medtronic PLC	163	21,340
Merck & Co., Inc.	300	22,350
Regeneron Pharmaceuticals, Inc. (a)	42	20,214
UnitedHealth Group, Inc.	60	23,928
Waters Corp. (a)	63	18,892
		194,895
Industrials (1.6%)
Advanced Drainage Systems, Inc.	168	18,759
AGCO Corp.	129	18,824
AO Smith Corp.	280	18,970
Boeing Co. (a)	89	20,854
Danaher Corp.	87	22,093
Deere & Co.	51	18,913
Donaldson Co., Inc.	309	19,430
Eaton Corp. PLC	151	21,582
Emerson Electric Co.	648	58,637
MasTec, Inc. (a)	189	19,724
PACCAR, Inc.	227	20,403
Proto Labs, Inc. (a)	536	60,064
SiteOne Landscape Supply, Inc. (a)	108	19,373
Valmont Industries, Inc.	81	19,995
		357,621
Information Technology (2.7%)
Accenture PLC, Class A	82	23,778
Adobe, Inc. (a)	46	23,384
Advanced Micro Devices, Inc. (a)	302	24,649
Cisco Systems, Inc.	452	23,011
Fiserv, Inc. (a)	168	20,180

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	11

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

	Shares or Principal Amount	Value (US$)
COMMON STOCKS (continued)
UNITED STATES (continued)
Information Technology (continued)
Global Payments, Inc.	98	$ 21,034
HP, Inc.	1,766	60,238
IPG Photonics Corp. (a)	264	57,317
Lam Research Corp.	92	57,081
Microsoft Corp.	164	41,357
MKS Instruments, Inc.	320	57,315
NVIDIA Corp.	55	33,021
TE Connectivity Ltd.	163	21,919
Teradyne, Inc.	458	57,287
Trimble, Inc. (a)	956	78,392
Zebra Technologies Corp., Class A (a)	38	18,534
		618,497
Materials (0.5%)
Albemarle Corp.	90	15,135
Avery Dennison Corp.	95	20,346
CF Industries Holdings, Inc.	406	19,744
Linde PLC	73	20,866
Sensient Technologies Corp.	234	19,244
Tronox Holdings PLC	693	14,692
		110,027
Real Estate (0.1%)
Equinix, Inc., REIT	29	20,902
Utilities (0.1%)
NextEra Energy, Inc.	293	22,710
		1,830,828
Total Common Stocks		3,193,043
GOVERNMENT BONDS (3.9%)
SOUTH AFRICA (3.9%)
Republic of South Africa Government Bond
Series R186 (ZAR), 10.50%, 12/21/2026	$ 3,812,000	300,150
Series 2030 (ZAR), 8.00%, 01/31/2030	4,588,000	292,310
Series 2032 (ZAR), 8.25%, 03/31/2032	4,913,000	298,133
		890,593
Total Government Bonds		890,593
PREFERRED STOCKS (0.1%)
CHILE (0.1%)
Materials (0.1%)
Sociedad Quimica y Minera de Chile SA, ADR, Preferred Shares	248	13,079
Total Preferred Stocks		13,079
SHORT-TERM INVESTMENT (81.7%)
CERTIFICATES OF DEPOSIT (22.6%)
CANADA (3.8%)
Bank Of Montreal (USD), 0.01%, 05/04/2021	857,279	857,279

	Shares or Principal Amount	Value (US$)
FRANCE (11.3%)
BNP Paribas (USD), 0.03%, 05/03/2021	$ 859,083	$ 859,083
Credit Agricole SA (USD), 0.02%, 05/04/2021	854,105	854,105
Societe Generale SA (USD), 0.03%, 05/03/2021	850,487	850,487
		2,563,675
NETHERLANDS (7.5%)
ING Bank NV (USD), 0.01%, 05/04/2021	853,625	853,625
Rabobank Nederland NV (USD), 0.02%, 05/04/2021	858,192	858,192
		1,711,817
Total Certificates of Deposit		5,132,771
MONEY MARKET FUNDS (17.2%)
UNITED STATES (17.2%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03% (c)	3,905,009	3,905,009
Total Money Market Funds		3,905,009
U.S. TREASURIES (41.9%)
U.S. Treasury Bill
(USD), 0.08%, 05/13/2021 (d)	2,000,000	1,999,998
(USD), 0.07%, 06/17/2021 (d)(e)	1,000,000	999,984
(USD), 0.05%, 07/01/2021 (d)	500,000	499,990
(USD), 0.04%, 08/05/2021 (d)(e)	4,500,000	4,499,790
(USD), 0.02%, 11/04/2021 (d)	1,500,000	1,499,731
		9,499,493
Total U.S. Treasuries		9,499,493
Total Short-Term Investment		18,537,273
Total Investments (Cost $22,538,914) (f)—99.8%		22,633,988
Other Assets in Excess of Liabilities—0.2%		36,740
Net Assets—100.0%		$22,670,728

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.
(d)	The rate shown is the discount yield at the time of purchase.
(e)	All or a portion of the security has been designated as collateral for swap contracts.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint

See accompanying Notes to Financial Statements.

12	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

IDR	Indonesian Rupiah	PLC	Public Limited Company
INR	Indian Rupee	REIT	Real Estate Investment Trust
JPY	Japanese Yen	RON	Romanian Leu
KRW	South Korean Won	RUB	Russian Ruble
MXN	Mexican Peso	SEK	Swedish Krona
MYR	Malaysian Ringgit	THB	Thai Baht
NOK	Norwegian Krone	TWD	New Taiwan Dollar
NZD	New Zealand Dollar	USD	U.S. Dollar
PEN	Peruvian Sol	ZAR	South African Rand

At April 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
LONG CONTRACT POSITIONS
TOPIX Index	3	06/10/2021	$ 540,997	$ 521,960	$ (19,037)
United States Treasury Note 6%—Ultra Bond	13	06/21/2021	2,428,079	2,416,781	(11,298)
					$ (30,335)
SHORT CONTRACT POSITIONS
Euro BUXL 30 Future	(9)	06/08/2021	$(2,219,696)	$(2,184,608)	$ 35,088
United States Treasury Note 6%—10 year Ultra	(34)	06/21/2021	(5,027,965)	(4,948,594)	79,371
					$114,459
					$ 84,124

At April 30, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
05/11/2021	Citibank N.A.	AUD	125,483	USD	96,969	$ 96,667	$ (302)
05/11/2021	HSBC Bank plc	AUD	67,033	USD	51,815	51,639	(176)
05/11/2021	JPMorgan Chase Bank N.A.	AUD	66,214	USD	51,454	51,009	(445)
05/14/2021	Barclays Bank plc	AUD	385,000	USD	298,935	296,593	(2,342)
05/14/2021	JPMorgan Chase Bank N.A.	AUD	380,000	USD	293,860	292,741	(1,119)
06/15/2021	Barclays Bank plc	AUD	253,000	USD	196,471	194,933	(1,538)
Brazilian Real/United States Dollar
05/07/2021	Citibank N.A.	BRL	1,776,000	USD	327,433	326,863	(570)
05/11/2021	Citibank N.A.	BRL	330,724	USD	60,435	60,847	412
05/11/2021	Goldman Sachs & Co.	BRL	498,216	USD	89,296	91,662	2,366
07/15/2021	Citibank N.A.	BRL	1,267,000	USD	229,139	231,794	2,655
British Pound/United States Dollar
05/11/2021	Barclays Bank plc	GBP	482	USD	672	665	(7)
05/11/2021	Goldman Sachs & Co.	GBP	2,239	USD	3,111	3,092	(19)
05/11/2021	HSBC Bank plc	GBP	123,669	USD	171,493	170,793	(700)
05/11/2021	JPMorgan Chase Bank N.A.	GBP	23,079	USD	32,655	31,873	(782)
05/11/2021	Royal Bank of Canada	GBP	357,155	USD	493,690	493,249	(441)
05/14/2021	Citibank N.A.	GBP	66,000	USD	92,023	91,150	(873)
05/14/2021	JPMorgan Chase Bank N.A.	GBP	93,000	USD	127,882	128,438	556
06/14/2021	Barclays Bank plc	GBP	280,000	USD	385,876	386,724	848
06/14/2021	Citibank N.A.	GBP	141,000	USD	196,275	194,743	(1,532)

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	13

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
05/11/2021	Barclays Bank plc	CAD	38,761	USD	31,017	$ 31,536	$ 519
05/11/2021	HSBC Bank plc	CAD	51,889	USD	41,429	42,216	787
05/14/2021	JPMorgan Chase Bank N.A.	CAD	175,000	USD	138,604	142,378	3,774
06/14/2021	JPMorgan Chase Bank N.A.	CAD	370,000	USD	291,984	301,050	9,066
Chinese Renminbi/United States Dollar
05/14/2021	HSBC Bank plc	CNY	242,216	USD	36,980	37,431	451
Colombian Peso/United States Dollar
05/07/2021	Goldman Sachs & Co.	COP	755,000,000	USD	212,428	201,129	(11,299)
07/15/2021	Goldman Sachs & Co.	COP	273,000,000	USD	75,265	72,504	(2,761)
07/15/2021	Royal Bank of Canada	COP	276,000,000	USD	74,049	73,301	(748)
Crech Koruna/United States Dollar
05/07/2021	HSBC Bank plc	CZK	1,891,000	USD	88,345	87,910	(435)
07/15/2021	Citibank N.A.	CZK	630,000	USD	29,543	29,296	(247)
07/15/2021	JPMorgan Chase Bank N.A.	CZK	655,000	USD	30,284	30,459	175
Danish Krone/United States Dollar
05/11/2021	Goldman Sachs & Co.	DKK	231,917	USD	37,933	37,498	(435)
05/11/2021	HSBC Bank plc	DKK	166,416	USD	26,984	26,907	(77)
05/11/2021	JPMorgan Chase Bank N.A.	DKK	73,899	USD	12,104	11,949	(155)
05/11/2021	Royal Bank of Canada	DKK	735	USD	118	119	1
Euro/United States Dollar
05/11/2021	Goldman Sachs & Co.	EUR	163,198	USD	199,227	196,229	(2,998)
05/11/2021	HSBC Bank plc	EUR	29,749	USD	35,743	35,770	27
05/11/2021	JPMorgan Chase Bank N.A.	EUR	444,613	USD	534,138	534,602	464
05/11/2021	Royal Bank of Canada	EUR	218,694	USD	263,915	262,957	(958)
05/14/2021	Citibank N.A.	EUR	250,000	USD	293,447	300,618	7,171
05/14/2021	Goldman Sachs & Co.	EUR	118,000	USD	144,648	141,892	(2,756)
05/24/2021	JPMorgan Chase Bank N.A.	EUR	1,550,000	USD	1,848,564	1,864,198	15,634
Hong Kong Dollar/United States Dollar
05/11/2021	Citibank N.A.	HKD	43,786	USD	5,631	5,637	6
05/11/2021	Goldman Sachs & Co.	HKD	515,487	USD	66,431	66,365	(66)
05/11/2021	HSBC Bank plc	HKD	1,169,001	USD	150,640	150,500	(140)
Hungarian Forint/United States Dollar
05/07/2021	Royal Bank of Canada	HUF	48,920,000	USD	166,240	163,384	(2,856)
07/15/2021	Citibank N.A.	HUF	17,300,000	USD	57,593	57,725	132
07/15/2021	Goldman Sachs & Co.	HUF	16,900,000	USD	56,868	56,391	(477)
Indian Rupee/United States Dollar
05/07/2021	HSBC Bank plc	INR	10,580,000	USD	143,087	142,711	(376)
05/11/2021	Citibank N.A.	INR	8,520,000	USD	115,320	114,794	(526)
05/11/2021	HSBC Bank plc	INR	34,570,000	USD	466,432	465,777	(655)
06/11/2021	HSBC Bank plc	INR	11,900,000	USD	162,015	159,607	(2,408)
07/15/2021	Citibank N.A.	INR	3,750,000	USD	49,631	50,051	420
07/15/2021	HSBC Bank plc	INR	3,630,000	USD	48,473	48,450	(23)
Indonesian Rupiah/United States Dollar
05/07/2021	Goldman Sachs & Co.	IDR	5,610,000,000	USD	396,158	388,721	(7,437)
07/15/2021	Citibank N.A.	IDR	1,970,000,000	USD	135,609	135,113	(496)
07/15/2021	HSBC Bank plc	IDR	2,030,000,000	USD	138,020	139,228	1,208

See accompanying Notes to Financial Statements.

14	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen/United States Dollar
05/11/2021	Barclays Bank plc	JPY	1,913,721	USD	17,557	$ 17,511	$ (46)
05/11/2021	Citibank N.A.	JPY	2,306,777	USD	22,055	21,108	(947)
05/11/2021	Goldman Sachs & Co.	JPY	13,483,854	USD	123,710	123,381	(329)
05/11/2021	JPMorgan Chase Bank N.A.	JPY	9,487,211	USD	87,289	86,811	(478)
05/11/2021	Royal Bank of Canada	JPY	1,510,933	USD	14,003	13,825	(178)
05/14/2021	Barclays Bank plc	JPY	35,600,000	USD	340,156	325,759	(14,397)
05/14/2021	Citibank N.A.	JPY	4,990,000	USD	47,772	45,661	(2,111)
Malaysian Ringgit/United States Dollar
05/07/2021	Barclays Bank plc	MYR	462,600	USD	114,163	112,914	(1,249)
07/15/2021	Barclays Bank plc	MYR	324,000	USD	78,928	78,873	(55)
Mexican Peso/United States Dollar
05/07/2021	Barclays Bank plc	MXN	6,850,000	USD	335,036	338,045	3,009
06/01/2021	Citibank N.A.	MXN	6,350,000	USD	304,659	312,522	7,863
06/01/2021	Goldman Sachs & Co.	MXN	5,880,000	USD	279,983	289,390	9,407
06/02/2021	Goldman Sachs & Co.	MXN	6,528,000	USD	311,894	321,247	9,353
06/03/2021	Citibank N.A.	MXN	7,072,000	USD	338,286	347,980	9,694
06/11/2021	Citibank N.A.	MXN	3,430,000	USD	164,913	168,626	3,713
07/15/2021	Citibank N.A.	MXN	4,720,000	USD	234,626	231,170	(3,456)
New Russian Ruble/United States Dollar
05/07/2021	HSBC Bank plc	RUB	13,930,000	USD	181,903	185,180	3,277
07/15/2021	Citibank N.A.	RUB	4,950,000	USD	64,250	65,206	956
07/15/2021	Goldman Sachs & Co.	RUB	4,550,000	USD	60,676	59,937	(739)
New Taiwan Dollar/United States Dollar
05/12/2021	Barclays Bank plc	TWD	563,656	USD	20,381	20,222	(159)
New Zealand Dollar/United States Dollar
05/14/2021	HSBC Bank plc	NZD	537,000	USD	388,279	384,252	(4,027)
Norwegian Krone/United States Dollar
05/14/2021	Citibank N.A.	NOK	1,220,000	USD	144,598	146,571	1,973
05/14/2021	Goldman Sachs & Co.	NOK	2,107,000	USD	244,766	253,136	8,370
Peruvian Nouveau Sol/United States Dollar
05/07/2021	Citibank N.A.	PEN	361,200	USD	99,152	95,433	(3,719)
07/15/2021	Citibank N.A.	PEN	127,000	USD	35,089	33,586	(1,503)
07/15/2021	Goldman Sachs & Co.	PEN	135,000	USD	35,908	35,701	(207)
Romanian Leu/United States Dollar
05/07/2021	JPMorgan Chase Bank N.A.	RON	546,600	USD	135,001	133,428	(1,573)
07/15/2021	Goldman Sachs & Co.	RON	194,000	USD	46,954	47,237	283
07/15/2021	JPMorgan Chase Bank N.A.	RON	188,000	USD	46,206	45,776	(430)
South African Rand/United States Dollar
05/07/2021	HSBC Bank plc	ZAR	3,945,000	USD	260,461	271,913	11,452
07/15/2021	Goldman Sachs & Co.	ZAR	1,280,000	USD	89,357	87,419	(1,938)
07/15/2021	JPMorgan Chase Bank N.A.	ZAR	1,260,000	USD	87,744	86,053	(1,691)
South Korean Won/United States Dollar
05/10/2021	Citibank N.A.	KRW	798,360,000	USD	723,552	714,953	(8,599)
05/11/2021	Barclays Bank plc	KRW	336,000,000	USD	300,375	300,703	328
05/11/2021	HSBC Bank plc	KRW	434,586,879	USD	386,669	388,934	2,265
06/11/2021	Barclays Bank plc	KRW	197,000,000	USD	174,527	176,259	1,732
07/16/2021	HSBC Bank plc	KRW	255,640,000	USD	229,056	228,780	(276)

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	15

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Swedish Krona/United States Dollar
05/11/2021	Goldman Sachs & Co.	SEK	248,213	USD	29,742	$ 29,323	$ (419)
05/14/2021	Barclays Bank plc	SEK	955,000	USD	109,494	112,824	3,330
05/14/2021	Goldman Sachs & Co.	SEK	1,250,000	USD	148,154	147,675	(479)
05/14/2021	HSBC Bank plc	SEK	2,780,000	USD	332,754	328,429	(4,325)
06/14/2021	Goldman Sachs & Co.	SEK	1,645,000	USD	195,562	194,402	(1,160)
Swiss Franc/United States Dollar
05/11/2021	HSBC Bank plc	CHF	6,945	USD	7,585	7,606	21
05/11/2021	JPMorgan Chase Bank N.A.	CHF	34,489	USD	37,537	37,771	234
05/14/2021	Barclays Bank plc	CHF	353,400	USD	388,778	387,069	(1,709)
05/14/2021	JPMorgan Chase Bank N.A.	CHF	42,100	USD	47,481	46,111	(1,370)
Thai Baht/United States Dollar
05/07/2021	JPMorgan Chase Bank N.A.	THB	6,870,000	USD	228,759	220,634	(8,125)
05/11/2021	Goldman Sachs & Co.	THB	14,419,857	USD	477,374	463,095	(14,279)
05/11/2021	HSBC Bank plc	THB	5,110,000	USD	169,738	164,108	(5,630)
06/11/2021	Goldman Sachs & Co.	THB	5,540,000	USD	179,742	177,895	(1,847)
07/15/2021	Barclays Bank plc	THB	2,480,000	USD	79,031	79,623	592
07/15/2021	Goldman Sachs & Co.	THB	2,450,000	USD	78,390	78,660	270
						$18,872,605	$(11,831)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
05/10/2021	Goldman Sachs & Co.	USD	760,697	AUD	987,240	$ 760,529	$ 168
05/11/2021	Goldman Sachs & Co.	USD	104,287	AUD	134,787	103,834	453
05/11/2021	JPMorgan Chase Bank N.A.	USD	143,995	AUD	188,357	145,103	(1,108)
05/14/2021	Barclays Bank plc	USD	145,591	AUD	191,000	147,141	(1,550)
05/14/2021	Goldman Sachs & Co.	USD	293,369	AUD	385,000	296,593	(3,224)
05/14/2021	JPMorgan Chase Bank N.A.	USD	144,746	AUD	189,000	145,600	(854)
07/16/2021	HSBC Bank plc	USD	169,711	AUD	218,760	168,572	1,139
United States Dollar/Brazilian Real
05/07/2021	Citibank N.A.	USD	223,326	BRL	1,295,000	238,338	(15,012)
05/07/2021	Royal Bank of Canada	USD	88,381	BRL	481,000	88,525	(144)
05/11/2021	Citibank N.A.	USD	296,148	BRL	1,660,000	305,408	(9,260)
05/11/2021	HSBC Bank plc	USD	319,977	BRL	1,709,955	314,599	5,378
05/11/2021	JPMorgan Chase Bank N.A.	USD	125,625	BRL	676,000	124,371	1,254
06/11/2021	Royal Bank of Canada	USD	184,814	BRL	1,040,000	190,806	(5,992)
United States Dollar/British Pound
05/11/2021	Barclays Bank plc	USD	831	GBP	603	832	(1)
05/11/2021	Goldman Sachs & Co.	USD	13,191	GBP	9,352	12,915	276
05/11/2021	JPMorgan Chase Bank N.A.	USD	64,242	GBP	46,131	63,709	533
05/11/2021	Royal Bank of Canada	USD	644,358	GBP	471,791	651,567	(7,209)
05/14/2021	Citibank N.A.	USD	72,905	GBP	53,000	73,196	(291)
05/14/2021	Royal Bank of Canada	USD	92,118	GBP	67,000	92,531	(413)
06/14/2021	Goldman Sachs & Co.	USD	390,041	GBP	280,000	386,724	3,317

See accompanying Notes to Financial Statements.

16	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Canadian Dollar
05/11/2021	HSBC Bank plc	USD	23,399	CAD	29,477	$ 23,982	$ (583)
05/11/2021	JPMorgan Chase Bank N.A.	USD	110,398	CAD	139,808	113,745	(3,347)
05/14/2021	Goldman Sachs & Co.	USD	74,439	CAD	93,000	75,664	(1,225)
05/14/2021	JPMorgan Chase Bank N.A.	USD	66,084	CAD	82,000	66,714	(630)
06/14/2021	Barclays Bank plc	USD	686,050	CAD	852,000	693,230	(7,180)
United States Dollar/Chinese Renminbi
05/14/2021	HSBC Bank plc	USD	37,108	CNY	242,216	37,431	(323)
United States Dollar/Colombian Peso
05/07/2021	Goldman Sachs & Co.	USD	61,518	COP	221,000,000	58,874	2,644
05/07/2021	Royal Bank of Canada	USD	149,555	COP	534,000,000	142,255	7,300
05/11/2021	Citibank N.A.	USD	119,910	COP	427,000,000	113,731	6,179
05/11/2021	Goldman Sachs & Co.	USD	299,203	COP	1,090,000,000	290,319	8,884
05/11/2021	JPMorgan Chase Bank N.A.	USD	168,971	COP	597,000,000	159,010	9,961
06/11/2021	Goldman Sachs & Co.	USD	162,726	COP	579,000,000	153,983	8,743
United States Dollar/Crech Koruna
05/07/2021	Citibank N.A.	USD	28,012	CZK	601,000	27,940	72
05/07/2021	JPMorgan Chase Bank N.A.	USD	58,618	CZK	1,290,000	59,970	(1,352)
United States Dollar/Danish Krone
05/11/2021	JPMorgan Chase Bank N.A.	USD	57,469	DKK	355,009	57,401	68
05/11/2021	Royal Bank of Canada	USD	19,134	DKK	117,952	19,071	63
United States Dollar/Euro
05/11/2021	Goldman Sachs & Co.	USD	51,768	EUR	44,106	53,033	(1,265)
05/11/2021	HSBC Bank plc	USD	96,280	EUR	80,271	96,518	(238)
05/11/2021	Royal Bank of Canada	USD	1,337,975	EUR	1,110,451	1,335,206	2,769
05/14/2021	Citibank N.A.	USD	143,084	EUR	118,000	141,892	1,192
05/14/2021	Royal Bank of Canada	USD	302,255	EUR	250,000	300,618	1,637
05/24/2021	JPMorgan Chase Bank N.A.	USD	1,885,401	EUR	1,550,000	1,864,198	21,203
06/04/2021	JPMorgan Chase Bank N.A.	USD	5,424	EUR	4,490	5,402	22
06/10/2021	Barclays Bank plc	USD	67,731	EUR	57,000	68,578	(847)
06/10/2021	Citibank N.A.	USD	345,298	EUR	285,000	342,891	2,407
United States Dollar/Hong Kong Dollar
05/11/2021	Barclays Bank plc	USD	37,974	HKD	294,356	37,896	78
05/11/2021	Citibank N.A.	USD	3,547	HKD	27,585	3,551	(4)
05/11/2021	Goldman Sachs & Co.	USD	84,898	HKD	658,284	84,749	149
05/11/2021	HSBC Bank plc	USD	222,591	HKD	1,725,106	222,094	497
United States Dollar/Hungarian Forint
05/07/2021	Citibank N.A.	USD	110,727	HUF	34,120,000	113,955	(3,228)
05/07/2021	Goldman Sachs & Co.	USD	49,828	HUF	14,800,000	49,429	399
United States Dollar/Indian Rupee
05/07/2021	Barclays Bank plc	USD	98,572	INR	7,260,000	97,929	643
05/07/2021	JPMorgan Chase Bank N.A.	USD	45,346	INR	3,320,000	44,783	563
United States Dollar/Indonesian Rupiah
05/07/2021	HSBC Bank plc	USD	387,564	IDR	5,610,000,000	388,721	(1,157)
05/11/2021	Barclays Bank plc	USD	168,083	IDR	2,380,000,000	165,112	2,971
05/11/2021	HSBC Bank plc	USD	416,178	IDR	5,980,000,000	414,860	1,318
06/11/2021	HSBC Bank plc	USD	174,562	IDR	2,550,000,000	175,648	(1,086)

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	17

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Japanese Yen
05/11/2021	Barclays Bank plc	USD	14,490	JPY	1,570,407	$ 14,370	$ 120
05/11/2021	Royal Bank of Canada	USD	704,058	JPY	73,977,355	676,915	27,143
05/14/2021	Goldman Sachs & Co.	USD	88,835	JPY	9,460,000	86,564	2,271
05/14/2021	Royal Bank of Canada	USD	285,974	JPY	31,130,000	284,856	1,118
United States Dollar/Malaysian Ringgit
05/07/2021	Barclays Bank plc	USD	112,210	MYR	462,600	112,914	(704)
United States Dollar/Mexican Peso
05/07/2021	Citibank N.A.	USD	227,275	MXN	4,850,000	239,346	(12,071)
05/07/2021	HSBC Bank plc	USD	96,971	MXN	2,000,000	98,699	(1,728)
06/02/2021	Citibank N.A.	USD	314,075	MXN	6,528,000	321,247	(7,172)
06/03/2021	Citibank N.A.	USD	340,208	MXN	7,072,000	347,980	(7,772)
United States Dollar/New Russian Ruble
05/07/2021	Goldman Sachs & Co.	USD	60,309	RUB	4,480,000	59,555	754
05/07/2021	JPMorgan Chase Bank N.A.	USD	127,355	RUB	9,450,000	125,625	1,730
06/10/2021	Goldman Sachs & Co.	USD	69,859	RUB	5,200,000	68,860	999
United States Dollar/New Taiwan Dollar
05/12/2021	Citibank N.A.	USD	20,263	TWD	559,625	20,078	185
United States Dollar/New Zealand Dollar
05/14/2021	Barclays Bank plc	USD	192,030	NZD	265,000	189,622	2,408
05/14/2021	Goldman Sachs & Co.	USD	194,868	NZD	272,000	194,631	237
06/14/2021	HSBC Bank plc	USD	392,397	NZD	542,750	388,328	4,069
United States Dollar/Norwegian Krone
05/14/2021	HSBC Bank plc	USD	384,241	NOK	3,327,000	399,707	(15,466)
United States Dollar/Peruvian Nouveau Sol
05/07/2021	Barclays Bank plc	USD	69,081	PEN	255,400	67,479	1,602
05/07/2021	Goldman Sachs & Co.	USD	28,962	PEN	105,800	27,954	1,008
United States Dollar/Romanian Leu
05/07/2021	Citibank N.A.	USD	92,008	RON	378,600	92,419	(411)
05/07/2021	JPMorgan Chase Bank N.A.	USD	41,699	RON	168,000	41,010	689
United States Dollar/South African Rand
05/07/2021	Goldman Sachs & Co.	USD	169,522	ZAR	2,614,000	180,173	(10,651)
05/07/2021	Royal Bank of Canada	USD	90,936	ZAR	1,331,000	91,741	(805)
05/11/2021	Barclays Bank plc	USD	289,955	ZAR	4,400,000	303,113	(13,158)
05/11/2021	HSBC Bank plc	USD	117,250	ZAR	1,770,000	121,934	(4,684)
05/11/2021	JPMorgan Chase Bank N.A.	USD	1,077,341	ZAR	16,282,277	1,121,674	(44,333)
06/11/2021	HSBC Bank plc	USD	166,397	ZAR	2,490,000	170,823	(4,426)
07/06/2021	Goldman Sachs & Co.	USD	276,619	ZAR	4,194,600	286,798	(10,179)
United States Dollar/South Korean Won
05/11/2021	HSBC Bank plc	USD	130,259	KRW	145,388,814	130,116	143
United States Dollar/Swedish Krona
05/11/2021	JPMorgan Chase Bank N.A.	USD	29,611	SEK	247,641	29,255	356
05/11/2021	Royal Bank of Canada	USD	69	SEK	567	67	2
05/14/2021	Citibank N.A.	USD	192,460	SEK	1,580,000	186,661	5,799
05/14/2021	Goldman Sachs & Co.	USD	404,675	SEK	3,405,000	402,267	2,408

See accompanying Notes to Financial Statements.

18	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Swiss Franc
05/11/2021	Goldman Sachs & Co.	USD	50,164	CHF	45,555	$ 49,890	$ 274
05/11/2021	JPMorgan Chase Bank N.A.	USD	37,399	CHF	33,323	36,495	904
05/14/2021	Citibank N.A.	USD	147,748	CHF	133,000	145,671	2,077
05/14/2021	Goldman Sachs & Co.	USD	192,128	CHF	170,000	186,196	5,932
05/14/2021	HSBC Bank plc	USD	102,003	CHF	92,500	101,313	690
06/14/2021	Barclays Bank plc	USD	392,726	CHF	356,700	391,016	1,710
United States Dollar/Thai Baht
05/07/2021	Goldman Sachs & Co.	USD	154,515	THB	4,760,000	152,870	1,645
05/07/2021	HSBC Bank plc	USD	69,882	THB	2,110,000	67,764	2,118
05/11/2021	Goldman Sachs & Co.	USD	122	THB	3,665	118	4
05/11/2021	HSBC Bank plc	USD	58,003	THB	1,746,196	56,079	1,924
						$20,481,469	$(38,484)

At April 30, 2021, the Fund's open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Euro / Japanese Yen
06/04/2021	Goldman Sachs & Co.	EUR	754,935	JPY	97,500,000	$910,866	$ 926,715	$ 15,849
Japanese Yen / Euro
06/04/2021	Royal Bank of Canada	JPY	97,500,000	EUR	750,444	917,604	907,157	(10,447)
							$1,833,872	$ 5,402
Unrealized appreciation on forward foreign currency exchange contracts								$ 303,242
Unrealized depreciation on forward foreign currency exchange contracts								$(348,155)

* Certain contracts with different trade dates and like characteristics have been shown net.

At April 30, 2021, the Fund held the following centrally cleared credit default swaps:

Expiration Date	Notional Amount	Credit Index	Fixed Rate	Implied Credit Spread*	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
Buy Protection:
06/20/2026	240,000	CDX.NA.HY	Equal to (5.00)%	N/A	Quarterly	$(23,840)	$(24,952)	$(1,112)
						$(23,840)	$(24,952)	$(1,112)
Sell Protection:
06/20/2026	2,365,210	CDX.NA.HY	Equal to 5.00%	2.87%	Quarterly	$201,161	$245,898	$44,737
06/20/2026	1,964,000	iTraxx Europe Crossover	Equal to 5.00%	2.49%	Quarterly	251,975	293,660	41,685
06/20/2026	652,000	iTraxx Europe Sub Financials	Equal to 1.00%	1.08%	Quarterly	(6,618)	(2,184)	4,434
						$446,518	$537,374	$90,856

*	Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swaps agreements on corporate issues or sovereign issues and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made prior to entering into the agreement. For credit default swap with asset-backed securities or credit indices as the underlying assets, the quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	19

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

At April 30, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
EUR	$984,369	03/15/2026	Receive	12-month Euro CPI	1.33%	Annually	$—	$12,675	$12,675
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.33%	Annually	—	6,417	6,417
EUR	984,369	03/15/2026	Receive	12-month Euro CPI	1.32%	Annually	—	13,630	13,630
EUR	268,604	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	1,630	1,630
EUR	492,185	03/15/2026	Receive	12-month Euro CPI	1.37%	Annually	—	5,063	5,063
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	4,744	4,744
EUR	492,185	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	4,824	4,824
EUR	492,184	03/15/2026	Receive	12-month Euro CPI	1.39%	Annually	—	4,584	4,584
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	3,916	3,916
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.38%	Annually	—	3,851	3,851
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.41%	Annually	—	3,165	3,165
EUR	402,906	03/15/2026	Receive	12-month Euro CPI	1.41%	Annually	—	3,099	3,100
EUR	402,905	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	2,511	2,511
EUR	268,604	03/15/2026	Receive	12-month Euro CPI	1.44%	Annually	—	1,674	1,674
EUR	268,603	03/15/2026	Receive	12-month Euro CPI	1.43%	Annually	—	1,718	1,718
EUR	436,250	03/15/2026	Receive	12-month Euro CPI	1.47%	Annually	—	1,726	1,726
EUR	1,308,750	03/15/2026	Receive	12-month Euro CPI	1.52%	Quarterly	—	1,131	1,131
EUR	1,745,000	04/15/2026	Receive	12-month Euro CPI	1.28%	Annually	—	3,630	3,630
GBP	355,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(15,053)	(5,061)	9,992
GBP	516,000	11/15/2029	Receive	12-month UK RPI	3.47%	Annually	(16,912)	(7,356)	9,556
USD	2,520,000	03/23/2031	Receive	3-month LIBOR	1.73%	Annually	—	(29,253)	(29,253)
USD	1,280,000	04/29/2031	Receive	3-month LIBOR	1.59%	Annually	—	5,264	5,264
USD	1,280,000	05/04/2031	Receive	3-month LIBOR	1.65%	Annually	—	(2,434)	(2,434)
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Quarterly	—	4,858	4,858
USD	35,500	09/02/2050	Receive	12-month CPI	2.06%	Quarterly	—	4,886	4,886
							$(31,965)	$50,892	$82,858
USD	11,750,000	04/30/2025	Pay	3-month LIBOR	1.43%	Annually	$—	$(3,721)	$(3,721)
USD	5,875,000	05/01/2025	Pay	3-month LIBOR	1.45%	Annually	—	(545)	(545)
USD	5,875,000	05/07/2025	Pay	3-month LIBOR	1.50%	Annually	—	2,015	2,015
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	—	(37,948)	(37,948)
GBP	1,865,000	01/15/2026	Pay	12-month UK RPI	3.35%	Annually	—	(39,205)	(39,205)
GBP	1,450,000	02/15/2026	Pay	12-month UK RPI	3.42%	Annually	—	(21,410)	(21,410)
GBP	2,790,000	11/15/2029	Pay	12-month UK RPI	3.47%	Annually	—	39,773	39,773
USD	1,090,000	02/26/2031	Pay	12-month CPI	2.28%	Annually	—	(33,193)	(33,193)
USD	2,180,000	03/01/2031	Pay	12-month CPI	2.28%	Annually	—	(67,607)	(67,607)
USD	1,090,000	03/02/2031	Pay	12-month CPI	2.22%	Quarterly	—	(40,014)	(40,014)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Quarterly	991	(4,858)	(5,849)
USD	35,500	09/02/2050	Pay	12-month CPI	2.06%	Quarterly	955	(4,886)	(5,841)
USD	505,000	04/28/2051	Pay	3-month LIBOR	1.99%	Quarterly	—	(7,280)	(7,280)

See accompanying Notes to Financial Statements.

20       2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Global Absolute Return Strategies Fund

Currency	Notional Amount	Expiration Date	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	$252,500	04/29/2051	Pay	3-month LIBOR	2.00%	Quarterly	$—	$(2,866)	$(2,866)
USD	252,500	05/04/2051	Pay	3-month LIBOR	2.07%	Quarterly	—	927	926
							$1,946	$(220,818)	$(222,765)
							$(30,019)	$(169,926)	$(139,907)

At April 30, 2021, the Fund held the following written options:

Description	Notional Amount	Cost	Value	Unrealized Value
CALL OPTIONS WRITTEN (0.0%)
10-year Interest Rate Swap Call, expiring 10/18/2021, Pay 0.53%, Receive 3-month LIBOR	$(1,245,000)	$(6,598)	$(3,975)	$2,623
10-year Interest Rate Swap Call, expiring 10/18/2021, Pay 0.54%, Receive 3-month LIBOR	(1,245,000)	(6,723)	(3,975)	2,748
			$(7,950)	$5,371
PUT OPTIONS WRITTEN (0.1%)
10-year Interest Rate Swap Put, expiring 10/18/2021, Pay 0.66%, Receive 3-month LIBOR	$(1,245,000)	$(9,089)	$(8,695)	$394
10-year Interest Rate Swap Put, expiring 10/18/2021, Pay 0.73%, Receive 3-month LIBOR	(1,245,000)	(8,217)	(8,695)	(478)
			$(17,390)	$(84)

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report      21

Aberdeen Intermediate Municipal Income Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	3.18%	8.08%	2.24%	3.21%
	w/SC2	0.59%	5.39%	1.73%	2.94%
Class C	w/o SC	2.81%	7.30%	1.47%	2.44%
	w/SC3	1.81%	6.30%	1.47%	2.44%
Institutional Service Class[4]	w/o SC	3.31%	8.35%	2.49%	3.47%
Institutional Class[4,5]	w/o SC	3.31%	8.35%	2.51%	3.48%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 28, 2019. Performance information for periods prior to February 28, 2019 does not reflect such investment policy. An unaffiliated party served as the subadviser for the Fund from June 23, 2008 to February 27, 2011. Please consult the Fund's prospectus for more detail.
2	A 2.50% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
3	A 1.00% contingent deferred sales charge (CDSC) was deducted from the one year return because it is charged when Class C shares are sold within the first year after purchase.
4	Not subject to any sales charge. Returns before the first offering of the Institutional Class and Institutional Service Class shares (February 25, 2013) are based on the previous performance of Class D shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what the Institutional Service Class, and Institutional Class shares would have produced because all classes invest in the same portfolio of securities. Returns for the Institutional Service Class, and Institutional Class shares would only differ to the extent of the differences in expenses of the classes.
5	Effective February 25, 2013, all Class D shares of the Fund were converted into Institutional Class shares of the Fund.

Performance of a $10,000 Investment (as of April 30, 2021)

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Intermediate Municipal Income Fund, the ICE BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The ICE BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA Merrill Lynch U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The ICE BofA U.S. Municipal Securities Index tracks the performance of U.S. dollar-denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

22      2021 Semi-Annual Report

Aberdeen Intermediate Municipal Income Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Municipal Bonds	100.0%
Short-Term Investment	0.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Top Holdings*
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B 07/01/2027	9.2%
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.) 11/01/2021	4.2%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A 12/15/2034	3.9%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	3.1%
Meridian MS Revenue Bonds 03/01/2033	2.4%
Metropolitan Transportation Authority Revenue Bonds, Series C-1 11/15/2027	2.1%
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D 12/15/2026	2.1%
State Health & Educational Facilities Authority Revenue Bonds, Series F 07/01/2027	2.0%
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A 05/15/2023	2.0%
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A 02/15/2042	1.8%
Other	67.2%
100.0%

*	For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top States
Texas	18.4%
New York	15.4%
Alabama	5.8%
Wisconsin	5.0%
New Jersey	4.9%
Florida	4.2%
Mississippi	3.9%
Pennsylvania	3.9%
California	3.6%
Michigan	3.4%
Other	31.5%
100.0%

2021 Semi-Annual Report      23

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (100.0%)
Alabama (5.8%)
Black Belt Energy Gas District Revenue Bonds, Series A, 4.00%, 08/01/2047 (a)	$1,000,000	$1,039,337
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.), 0.09%, 11/01/2021 (a)	2,700,000	2,700,000
		3,739,337
California (3.6%)
Bay Area Toll Authority Revenue Bonds, Series A, 2.95%, 04/01/2047 (a)	350,000	385,606
Los Angeles Community College District General Obligation Unlimited Bonds, Series I, 4.00%, 08/01/2029	400,000	471,658
M-S-R Energy Authority Gas Revenue Bonds Series B, 6.13%, 11/01/2029	490,000	626,261
Series A, 6.50%, 11/01/2039	500,000	818,534
		2,302,059
Connecticut (2.0%)
State Health & Educational Facilities Authority Revenue Bonds, Series F, 5.00%, 07/01/2027	1,135,000	1,307,683
District of Columbia (1.0%)
Washington Convention & Sports Authority Revenue Bonds, Series A, 5.00%, 10/01/2030	500,000	616,274
Florida (4.2%)
City of Tampa Revenue Bonds (Baycare Health Care System), Series A, 4.00%, 11/15/2033	1,000,000	1,023,504
Florida Development Finance Corp. Revenue Bonds (Imagine School at Broward) , 5.00%, 12/15/2039 (b)	500,000	589,638
Palm Beach County Revenue Bonds (Provident Group – LU Properties LLC – LYNN University Housing Project), Series A, 5.00%, 06/01/2057	600,000	607,077
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project), 5.00%, 01/01/2039	160,000	175,366
Volusia County Educational Facility Authority Revenue Bonds, Series B, 5.00%, 10/15/2023	250,000	277,564
		2,673,149
Georgia (1.2%)
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.10%, 09/01/2026 (a)	400,000	400,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A, 5.00%, 05/15/2035	250,000	343,649
		743,649
Hawaii (1.1%)
City & County Honolulu HI Wastewater System Revenue Bonds, Series A, 5.00%, 07/01/2047	560,000	681,805

	Shares or Principal Amount	Value (US$)
Illinois (2.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/2041	$500,000	$508,185
Illinois Finance Authority Revenue Bonds(Plymouth Place Obligated Group), 5.00%, 05/15/2041	200,000	234,669
State of Illinois General Obligation Unlimited Bonds, Series D, 5.00%, 11/01/2021	815,000	833,232
		1,576,086
Indiana (1.2%)
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	750,000	788,329
Kansas (1.6%)
Kansas Hospital Loan City of Holton Revenue Bonds (Rural Health Resources of Jackson Co., Inc. Project), 2.50%, 07/01/2021	1,000,000	1,000,624
Kentucky (2.1%)
Kentucky Public Energy Authority Revenue Bonds, Series A, 4.00%, 04/01/2048 (a)	500,000	548,226
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.09%, 11/01/2036 (a)	800,000	800,000
		1,348,226
Louisiana (2.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Glen Retirement System), Series A 5.00%, 01/01/2022	160,000	161,052
5.00%, 01/01/2023	170,000	172,610
Louisiana Public Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 05/15/2026), 3.00%, 05/15/2031	10,000	11,109
New Orleans Aviation Board Revenue Bonds (Louis Armstrong International Airport), 5.00%, 01/01/2028	500,000	633,961
New Orleans Aviation Board Revenue Bonds (Parking Facilities Corp.), 5.00%, 10/01/2027	250,000	313,324
		1,292,056
Maryland (3.1%)
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.70%, 03/01/2030 (a)	2,000,000	2,000,000
Massachusetts (1.0%)
Massachusetts Development Finance Agency Revenue Bonds, Series A, 5.00%, 07/01/2036	500,000	617,803

See accompanying Notes to Financial Statements.

24	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Michigan (3.4%)
Flint Hospital Building Authority Revenue Bonds 4.00%, 07/01/2035	$1,000,000	$1,098,599
4.00%, 07/01/2038	750,000	816,391
Michigan Finance Authority Revenue Bonds (Cesar Chavez Academy), 3.25%, 02/01/2024	295,000	301,845
		2,216,835
Mississippi (3.9%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033 (b)	1,453,764	1,514,168
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 0.11%, 12/01/2049 (a)	1,000,000	1,000,000
		2,514,168
Missouri (0.3%)
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.), 4.00%, 08/01/2036	165,000	191,717
Nebraska (1.2%)
Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3), 5.00%, 09/01/2021	750,000	761,541
New Hampshire (1.0%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College) 5.00%, 08/01/2035	250,000	310,125
5.00%, 08/01/2036	245,000	303,530
		613,655
New Jersey (4.9%)
New Jersey Educational Facilities Authority Revenue Bonds (The College of New Jersey) Series F (Pre-refunded @ $100.000000, 07/01/2026), 4.00%, 07/01/2033	70,000	82,148
Series F, 4.00%, 07/01/2033	30,000	33,929
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2034	2,000,000	2,484,543
Newark Housing Authority Revenue Bonds (Newark Redevelopment Project), 4.00%, 01/01/2037	500,000	560,848
		3,161,468
New York (15.4%)
City of Elmira General Obligation Limited Bonds 5.00%, 07/01/2025 (b)	105,000	114,825
5.00%, 07/01/2033 (b)	625,000	686,589
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	145,000	161,440
Hudson Yards Infrastructure Corp. Revenue Bonds, Series A, 5.00%, 02/15/2042	1,000,000	1,185,695

	Shares or Principal Amount	Value (US$)
Metropolitan Transportation Authority Revenue Bonds Series A-1, 5.00%, 11/15/2027	$695,000	$834,049
Series C-1, 5.00%, 11/15/2027	1,150,000	1,359,305
Series A-2, VRN, 5.00%, 11/15/2045 (a)	400,000	515,549
Nassau County Local Economic Assistance Corp.Revenue Bonds (Catholic Health Services), 5.00%, 07/01/2030	1,000,000	1,121,752
New York City Water & Sewer System Revenue Bonds, Series EE, 5.00%, 06/15/2037	295,000	361,564
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/2023	1,160,000	1,280,019
New York Transportation Development Corp. Revenue Bonds, AMT, 4.00%, 10/31/2034	250,000	295,730
Port Authority of New York & New Jersey Revenue Bonds, AMT, 5.00%, 07/15/2033	400,000	512,956
Port Authority of New York & New Jersey Revenue Bonds, 5.00%, 10/15/2042	560,000	675,658
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	800,000	802,132
		9,907,263
Ohio (0.4%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	110,000	123,568
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A, 3.25%, 09/01/2029	135,000	144,560
		268,128
Pennsylvania (3.9%)
Montgomery County Industrial Development Authority Revenue Bonds (Imagine School at Broward) , 4.00%, 12/01/2037	300,000	329,550
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/2029	850,000	1,135,602
School Dist. of the City of Erie, General Obligation Limited Bonds, Series A, (AGM ST AID WITHHLDG), 5.00%, 04/01/2034	825,000	1,042,628
		2,507,780
Puerto Rico (2.1%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds, Series A, (AGM), 5.25%, 07/01/2024	615,000	622,104
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds, (AGC-ICC), 5.50%, 07/01/2022	250,000	264,007
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	100,000	110,077
Highway & Transportation Authority Revenue Bonds, (AGC), 5.50%, 07/01/2031	300,000	364,741
		1,360,929

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	25

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Intermediate Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Rhode Island (1.3%)
Tobacco Settlement Financing Corp. Revenue Bonds, Series B, 4.50%, 06/01/2045	$750,000	$811,997
South Carolina (1.8%)
City of Rock Hill SC Combined Utility System Revenue Bonds 5.00%, 01/01/2025	500,000	580,662
5.00%, 01/01/2026	500,000	599,497
		1,180,159
Tennessee (2.4%)
Knox County Health Educational & Housing Facilities Board Revenue Bonds (University Health System, Inc.), 5.00%, 09/01/2036	500,000	576,432
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project), 5.00%, 10/01/2034	360,000	424,870
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/2023	500,000	554,659
		1,555,961
Texas (18.4%)
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Prerefunded/Escrowed to Maturity, Series B, 5.75%, 07/01/2027	4,850,000	5,895,541
Matagorda County Navigation District No. 1 Revenue Bonds, Series B-1, 4.00%, 06/01/2030	1,000,000	1,049,876
Port of Beaumont Navigation District of Jefferson County Dock & Wharf Facilities Revenue Bonds (Jefferson Railport Terminal II LLC), 4.00%, 01/01/2050 (b)	1,000,000	1,036,259
Port of Port Arthur Navigation District Revenue Bonds, 0.10%, 04/01/2040 (a)	400,000	400,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Baylor Scott & White Obligated Group), 5.00%, 11/15/2029	800,000	960,776
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Texas Health Resources Obligated Group), Series A, 4.00%, 02/15/2036	1,000,000	1,118,401
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/2026	1,140,000	1,339,183
		11,800,036
Utah (1.1%)
Salt Lake City Corp. Airport Revenue Bonds, Series B, 5.00%, 07/01/2042	100,000	120,360
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048 (a)(b)	570,000	584,864
		705,224

	Shares or Principal Amount	Value (US$)
Washington (0.3%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A, 5.00%, 01/01/2024 (b)	$180,000	$192,650
West Virginia (0.8%)
Monongalia County Building Commission Revenue Bonds, 6.50%, 07/01/2041	500,000	503,453
Wisconsin (5.0%)
Public Finance Authority Revenue Bonds 5.00%, 06/15/2029	530,000	647,855
5.00%, 06/15/2034	425,000	507,286
Public Finance Authority Revenue Bonds, 5.00%, 07/01/2038	1,000,000	1,155,633
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (Pre-refunded @ $100, 07/15/2021), Series A, 5.00%, 07/15/2028	500,000	504,789
Wisconsin Health & Educational Facilities Authority Revenue Bonds (Froedtert Health, Inc. Obligated Group), Series 2017 A, 5.00%, 04/01/2035	250,000	302,851
Wisconsin Health & Educational Facilities Authority Revenue Bonds (St. Camillus Health System), 5.00%, 11/01/2021	120,000	121,309
		3,239,723
Total Municipal Bonds		64,179,767
SHORT-TERM INVESTMENT (0.1%)
UNITED STATES (0.1%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	88,885	88,902
Total Short-Term Investment		88,902
Total Investments (Cost $59,662,781) (c)—100.1%		64,268,669
Liabilities in Excess of Other Assets—(0.1)%		(51,552)
Net Assets—100.0%		$64,217,117

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.

26	2021 Semi-Annual Report

Aberdeen Short Duration High Yield Municipal Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	Inception[2]
Class A	w/o SC	3.70%	7.38%	2.65%	3.27%
	w/SC3	1.07%	4.70%	2.13%	2.94%
Class C	w/o SC	4.73%	8.45%	2.86%	3.40%
Institutional Class[4]	w/o SC	3.83%	7.65%	2.91%	3.53%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	The Fund changed its investment strategy effective February 28, 2019. Performance information for periods prior to February 28, 2019 does not reflect the Fund's current investment strategy. Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund had substantially similar investment objectives and strategies prior to the Fund's adoption of its current investment strategies on February 28, 2019. Please consult the Fund's prospectus for more detail.
2	Predecessor Fund commenced operations on May 31, 2013.
3	A 2.50% front-end sales charge was deducted. Prior to February 28, 2019 the front-end sales charge was 4.25%.
4	Not subject to any sales charges.

Performance of a $1,000,000 Investment* (as of April 30, 2021) * Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Short Duration High Yield Municipal Fund, The S&P Municipal Bond Short Intermediate Index, a blended benchmark of 30% Bloomberg Barclays 1-10 Year Municipal Bond Index/70% Bloomberg Barclays 1-10 Year Municipal High Yield Index (the "Blended Index") and the Consumer Price Index (CPI) since inception. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

The S&P Municipal Bond Short Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of one year and a maximum maturity of up to, but not including, eight years as measured from the Rebalancing Date.

Bloomberg Barclays 1-10 Year Municipal Bond Index is an unmanaged index composed of investment-grade municipal bonds with maturity dates of more than one year and less than 10 years.

Bloomberg Barclays 1-10 Year Municipal High Yield Index is a sub-index of the Bloomberg Barclays Municipal High Yield Bond Index composed of issues with effective maturity dates of 1-10 years and excludes purpose class of Other. The Bloomberg Barclays Municipal High Yield Bond Index is a flagship measure of the non-investment grade and non-rated USD-denominated tax exempt bond market.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report        27

Aberdeen Short Duration High Yield Municipal Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Municipal Bonds	99.7%
Short-Term Investment	0.1%
Other Assets in Excess of Liabilities	0.2%
100.0%

Top Holdings*
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	3.8%
Meridian MS Revenue Bonds 03/01/2033	2.6%
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A 07/01/2030	2.0%
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A 09/01/2022	2.0%
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN 09/01/2041	2.0%
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds 06/01/2055	2.0%
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A 11/01/2032	1.5%
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project) 09/01/2036	1.5%
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project) 11/01/2058	1.5%
Metropolitan Transportation Authority Revenue Bonds 11/15/2035	1.5%
Other	79.6%
100.0%

*     For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top States
New York	12.9%
Mississippi	8.0%
Georgia	5.7%
Florida	5.7%
Wisconsin	5.7%
Illinois	5.5%
Maryland	5.5%
Pennsylvania	4.4%
Texas	4.4%
Puerto Rico	4.2%
Other	38.0%
100.0%

28     2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (99.7%)
Alabama (3.6%)
Alabama Industrial Development Solid Waste Disposal Revenue Bonds (OfficeMax, Inc.), 6.45%, 12/01/2023	$750,000	$750,989
Columbia Industrial Development Board Revenue Bonds (Alabama Power Co.), 0.08%, 11/01/2021 (a)	3,400,000	3,400,000
Health Care Authority for Baptist Health Revenue Bonds, Series D, 5.00%, 11/15/2021	850,000	852,737
Industrial Development Board Of The Town Of West Jefferson Solid Waste Disposal Revenue Bonds (Alabama Power Company Miller Plant Project), 0.08%, 12/01/2038 (a)	4,300,000	4,300,000
Jemison Water & Sewer Revenue Bonds, Series A, 3.50%, 03/01/2026	290,000	305,339
Walker County Economic & Industrial Development Authority Revenue Bonds (Alabama Power Co.), 0.08%, 12/01/2036 (a)	2,100,000	2,100,000
		11,709,065
Arizona (3.8%)
Arizona Industrial Development Authority Revenue Bonds (Great Lakes Senior Living Communities LLC Project Third Tier), Series C 5.13%, 01/01/2034 (b)	775,000	690,089
5.13%, 01/01/2035 (b)	815,000	726,017
Arizona Industrial Development Authority Revenue Bonds (Kaizen Education Foundation) 5.00%, 07/01/2022 (b)	385,000	399,820
5.00%, 07/01/2023 (b)	405,000	433,018
Arizona Industrial Development Authority Revenue Bonds (Legacy Cares, Inc.), Series A, 6.75%, 07/01/2030 (b)	6,000,000	6,551,986
Arizona Industrial Development Authority Revenue Bonds (Somerset Academy of Las Vegas), 3.00%, 12/15/2031 (b)	655,000	678,683
La Paz County Industrial Development Authority Revenue Bonds (Charter School Solutions), Series A, 5.00%, 02/15/2026 (b)	500,000	558,714
Maricopa County Industrial Development Authority Revenue Bonds (Ottawa University), 5.00%, 10/01/2026 (b)	300,000	318,079
5.13%, 10/01/2030 (b)	425,000	470,889
Maricopa County Industrial Development Authority Revenue Bonds (Paragon Management, Inc.) 2.88%, 07/01/2021 (b)	135,000	135,269
4.00%, 07/01/2026 (b)	1,250,000	1,337,492
Phoenix Industrial Development Authority Education Facility Revenue Bonds (Freedom Academy, Inc.), 3.88%, 07/01/2021 (b)	55,000	55,211
		12,355,267

	Shares or Principal Amount	Value (US$)
Arkansas (1.2%)
Arkansas Public Housing Authority Municipal Series 1 LLC Revenue Bonds, 3.75%, 09/01/2026 (a)(b)(c)	$975,000	$972,050
County of Baxter Hospital Revenue Bonds (Baxter Regional Medical Center), Series A 5.00%, 09/01/2025	1,000,000	1,116,269
5.00%, 09/01/2026	1,490,000	1,688,557
		3,776,876
California (2.2%)
California Municipal Finance Authority Revenue Bonds (Highlands Community Charter and Technical Schools), 4.00%, 11/15/2021 (b)	1,650,000	1,652,757
California Municipal Finance Authority Revenue Bonds (Simpson University), Series A 5.00%, 10/01/2026	40,000	41,007
5.13%, 10/01/2030	1,020,000	1,054,877
California Municipal Finance Authority Revenue Bonds (United Airlines, Inc.), 4.00%, 07/15/2029	3,000,000	3,451,935
California Municipal Finance Authority Revenue Notes (Empire Springs Charter School, Inc.), 4.00%, 09/15/2021 (b)	1,050,000	1,057,924
		7,258,500
Colorado (0.5%)
Colorado Health Facilities Authority Revenue Bonds, Series B 5.00%, 05/15/2028	400,000	437,344
5.00%, 05/15/2028	100,000	104,757
Colorado Health Facilities Authority Revenue Bonds (Frasier Meadows Manor, Inc.) 5.00%, 05/15/2025	320,000	349,876
Series B, 5.00%, 05/15/2029	585,000	639,616
		1,531,593
Connecticut (1.9%)
City of West Haven General Obligation Unlimited Bonds Series A, 5.00%, 11/01/2025	325,000	373,667
Series B, 5.00%, 11/01/2025	240,000	275,939
Series A, 5.00%, 11/01/2026	325,000	380,910
Series B, 5.00%, 11/01/2026	200,000	234,406
Series A, 5.00%, 11/01/2027	635,000	755,498
Series B, 5.00%, 11/01/2027	200,000	237,952
State Health & Educational Facilities Authority Revenue Bond (McLean Affiliates Obligated Group) Series B-2, 2.75%, 01/01/2026 (b)	650,000	656,590
Series B-1, 3.25%, 01/01/2027 (b)	750,000	764,834
Series A, 5.00%, 01/01/2030 (b)	500,000	567,571

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report     29

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Connecticut (continued)
State Health & Educational Facilities Authority Revenue Bond (University of Hartford) 5.00%, 07/01/2025	$400,000	$458,143
5.00%, 07/01/2026	575,000	673,796
5.00%, 07/01/2027	430,000	513,771
5.00%, 07/01/2029	300,000	368,948
		6,262,025
Delaware (0.3%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.11%, 10/01/2029 (a)	900,000	900,000
Florida (5.7%)
Broward County Industrial Development Revenue Bonds (Florida Power & Light Co.), 0.09%, 06/01/2045 (a)	2,180,000	2,180,000
Capital Trust Agency, Inc., Zero Coupon%, 01/01/2024	248,055	4,961
Capital Trust Agency, Inc. Revenue Bonds (Educational Growth Fund LLC), Series A-1, 3.38%, 07/01/2031 (b)	1,745,000	1,810,263
Capital Trust Agency, Inc. Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), 4.50%, 01/01/2035 (b)	300,000	329,986
Celebration Pointe Community Development District No.1 Special Assessment Revenue Bonds, 4.75%, 05/01/2024	50,000	53,480
City of Atlantic Beach Health Care Facilities Revenue Bonds (Naval Continuing Care Retirement Foundation, Inc.), Series A, 5.00%, 11/15/2021	200,000	203,684
County of Bay Revenue Bonds (Florida Power & Light Co.), 0.11%, 06/01/2050 (a)	1,000,000	1,000,000
County Of Lake Florida Retirement Facility Revenue Bonds (Waterman Communities, Inc.) Series B-3, 3.38%, 08/15/2026	1,000,000	1,005,229
Series B-2, 3.75%, 08/15/2027	1,500,000	1,507,755
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Imagine School At Broward Project), Series A 4.00%, 12/15/2029 (b)	530,000	593,434
5.00%, 12/15/2034 (b)	530,000	631,357
Florida Development Finance Corp. Educational Facilities Revenue Bonds (Miami Arts Charter School Project), Series A, 5.00%, 06/15/2024 (b)	100,000	98,106
Florida Development Finance Corp. Solid Waste Revenue Bonds (Waste Pro USA, Inc.) 5.00%, 05/01/2029 (b)	2,000,000	2,155,410
5.00%, 08/01/2029 (a)(b)	2,000,000	2,071,656
Lee County Industrial Development Authority Revenue Bonds (Florida Light & Power Co.), Series A, 0.09%, 12/01/2046 (a)	400,000	400,000

	Shares or Principal Amount	Value (US$)
Palm Beach County Revenue Bonds (Provident Group – LU Properties LLC – LYNN University Housing Project), Series A 4.25%, 06/01/2031	$1,200,000	$1,209,756
5.00%, 06/01/2057	400,000	404,720
Palm Beach County Revenue Bonds (Provident Group – PBAU Properties LLC – Palm Beach Atlantic University Housing Project), Series A, 5.00%, 04/01/2029 (b)	1,440,000	1,614,263
Polk County Industrial Development Authority Revenue Bonds (Carpenter's Home Estates, Inc. Project) Series A, 5.00%, 01/01/2029	400,000	446,599
5.00%, 01/01/2039	240,000	263,049
St. Lucie County Pollution Control Revenue Bonds (Florida Power & Light Co.), 0.06%, 09/01/2028 (a)	300,000	300,000
Village Community Development District #12, Special Assessment Revenue Bonds, 2.88%, 05/01/2021	170,000	170,000
		18,453,708
Georgia (5.7%)
Appling County Georgia Development Authority Pollution Control Revenue Bonds, VRDN, 0.10%, 09/01/2029 (a)	1,200,000	1,200,000
Appling County Georgia Development Authority Pollution Control Revenue Bonds (Georgia Power Company Plant Hatch Project), VRDN, 0.10%, 09/01/2041 (a)	6,400,000	6,400,000
Dekalb Country Housing Authority Revenue Bonds (Highlands At East Atlanta Apartments Project), 1.82%, 09/01/2036 (a)(b)	5,000,000	4,992,441
Development Authority of Burke County Revenue Bonds (Georgia Power Co.), 0.10%, 11/01/2052 (a)	500,000	500,000
Development Authority of Monroe County Revenue Bonds (Georgia Power Co.), 0.10%, 11/01/2048 (a)	1,765,000	1,765,000
Development Authority of Monroe County Revenue Bonds (Gulf Power Co. Project), AMT, VRDN, 0.09%, 10/01/2049 (a)	300,000	300,000
Floyd County Development Authority Revenue Bonds (Georgia Power Co.), 0.10%, 09/01/2026 (a)	600,000	600,000
Main Street Natural Gas, Inc. Revenue Bonds, Series A 5.00%, 05/15/2030	200,000	251,207
5.00%, 05/15/2036	1,970,000	2,731,000
		18,739,648
Guam (0.0%)
Guam International Airport Authority Revenue Bonds (Antonio B. Won Pat International Airport Authority), Series C, 5.00%, 10/01/2021	80,000	81,470

See accompanying Notes to Financial Statements.

30     2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Idaho (0.3%)
Idaho Housing & Finance Association Revenue Bonds (Idaho Arts Charter School, Inc.), Series A, 4.00%, 12/01/2026	$800,000	$846,234
Idaho Housing & Finance Association Revenue Bonds (Victory Charter School), Series A, 4.00%, 07/01/2026	130,000	138,084
		984,318
Illinois (5.5%)
Chicago Board of Education General Obligation Unlimited Bonds Series C, 5.00%, 12/01/2022	600,000	639,435
Series A, 5.00%, 12/01/2028	200,000	252,921
Cook County School District No. 144 Prairie Hills General Obligation Unlimited Bonds, Series A, 4.00%, 12/01/2033	600,000	683,704
Governors State University Certificates of Participation (Capital Improvement Project), 5.00%, 07/01/2026	400,000	473,746
Illinois Finance Authority Educational Facility Revenue Bonds (Rogers Park Montessori School), 5.00%, 02/01/2024	160,000	166,688
Illinois Finance Authority Revenue Bonds (Benedictine University) 5.00%, 10/01/2025	1,035,000	1,153,902
5.00%, 10/01/2028	120,000	137,835
5.00%, 10/01/2029	200,000	231,141
5.00%, 10/01/2030	100,000	116,227
Illinois Finance Authority Revenue Bonds (CHF-Chicago LLC), Series A 5.00%, 02/15/2027	420,000	473,280
5.00%, 02/15/2028	400,000	453,299
5.00%, 02/15/2029	520,000	587,684
5.00%, 02/15/2030	335,000	377,574
5.00%, 02/15/2031	370,000	415,661
5.00%, 02/15/2032	225,000	252,079
Illinois Finance Authority Revenue Bonds (Chicago Charter School Foundation) 5.00%, 12/01/2028	250,000	292,663
5.00%, 12/01/2029	315,000	366,632
Illinois Finance Authority Revenue Bonds (Plymouth Place Obligated Group) 5.00%, 05/15/2032	275,000	333,995
5.00%, 05/15/2033	290,000	350,507
5.00%, 05/15/2034	300,000	360,402
5.00%, 05/15/2035	315,000	376,594
5.00%, 05/15/2036	330,000	392,621
Metropolitan Pier & Exposition Authority Revenue Bonds 5.00%, 12/15/2025	295,000	345,361
5.00%, 12/15/2027	100,000	122,418
State of Illinois General Obligation Unlimited Bonds 5.00%, 08/01/2021	50,000	50,562
5.00%, 08/01/2024	2,000,000	2,109,707
Series D, 5.00%, 11/01/2026	2,780,000	3,315,342
4.00%, 02/01/2030	745,000	840,639

	Shares or Principal Amount	Value (US$)
Village of Matteson Revenue Bonds 5.00%, 12/01/2026	$150,000	$179,613
5.00%, 12/01/2027	150,000	183,367
5.00%, 12/01/2028	350,000	430,140
Village of Matteson Tax Allocation Bonds, 6.50%, 12/01/2035	1,220,000	1,339,896
Village of Willow Springs General Obligation Unlimited Bonds, Series C, 4.45%, 12/15/2021	285,000	285,855
		18,091,490
Indiana (1.1%)
City of Valparaiso Exempt Facilities Revenue Bonds (Pratt Paper LLC), 5.88%, 01/01/2024	105,000	112,525
Hammond Local Public Improvement Bond Bank Revenue Bonds, Series B, 4.63%, 07/15/2023 (b)	1,080,000	1,133,389
Indiana Finance Authority Revenue Bonds (Earlham College, Inc.), 5.00%, 10/01/2032	2,250,000	2,364,988
		3,610,902
Kansas (0.6%)
Kansas Hospital Loan City of Holton Revenue Bonds (Rural Health Resources of Jackson Co., Inc. Project), 2.50%, 07/01/2021	2,000,000	2,001,248
Kentucky (1.8%)
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.14%, 05/01/2034 (a)	1,000,000	1,000,000
Louisville Regional Airport Authority Revenue Bonds (BT-OH LLC), Series A, AMT, VRDN, 0.09%, 11/01/2036 (a)	3,800,000	3,800,000
Louisville Regional Airport Authority Revenue Bonds (United Parcel Service, Inc.), 0.07%, 01/01/2029 (a)	1,000,000	1,000,000
		5,800,000
Louisiana (1.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Provident Group – ULM Properties LLC – University Of Louisiana At Manroe Project), Series A, 5.00%, 07/01/2029 (b)	1,000,000	1,068,882
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (St. James Place of Baton Rouge), Series A, 5.50%, 11/15/2025	250,000	268,791
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (The Glen System Retirement Project), Series A 5.00%, 01/01/2024	180,000	183,986
5.00%, 01/01/2025	370,000	380,173
5.00%, 01/01/2026	390,000	401,226
5.00%, 01/01/2027	410,000	421,560
5.00%, 01/01/2028	430,000	442,226
5.00%, 01/01/2029	450,000	461,773

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report      31

Statement of Investments (continued)

 April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Student Housing Revenue Bonds (Provident Group – ULM Properties LLC – University Of Louisiana At Manroe Project),
Series A, 5.00%, 07/01/2039 (b)	$ 1,000,000	$ 1,026,893
Louisiana Public Facilities Authority Revenue Bonds (Young Audiences Charter School Project), Series A, 5.00%, 04/01/2030 (b)	400,000	430,656
Parish of St. Charles Gulf Opportunity Zone Revenue Bonds (Valero Project), 4.00%, 12/01/2040 (a)	315,000	327,038
		5,413,204
Maryland (5.5%)
Anne Arundel County Consolidated Special Taxing District Bonds (Villages at Two Rivers Project), 4.20%, 07/01/2024	85,000	88,361
Frederick County Educational Facilities Revenue Bonds (Mount St. Marys University), Series A 5.00%, 09/01/2027 (b)	1,495,000	1,656,666
5.00%, 09/01/2032 (b)	740,000	831,915
Maryland Economic Development Corp. Revenue Bonds (CONSOL Marine Terminal, Inc.), 5.75%, 09/01/2025	1,445,000	1,459,924
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.70%, 03/01/2030 (a)	12,510,000	12,510,000
The Mayor and Council of Rockville Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.) Series A-2, 5.00%, 11/01/2025	705,000	758,616
5.00%, 11/01/2027	600,000	647,978
		17,953,460
Massachusetts (1.6%)
Lynn Housing Authority & Neighborhood Development Revenue Bonds, 4.00%, 10/01/2022	330,000	337,127
Massachusetts Development Finance Agency Revenue Bonds (Linden Ponds, Inc.), 4.00%, 11/15/2023 (b)	635,000	653,955
Massachusetts Development Finance Agency Revenue Bonds (NewBridge on The Charles, Inc.) 4.00%, 10/01/2025 (b)	500,000	545,798
4.00%, 10/01/2026 (b)	500,000	545,197
4.00%, 10/01/2027 (b)	450,000	489,934
Massachusetts Development Finance Agency Revenue Bonds (Provident Commonwealth Education Resource, Inc.), 5.00%, 10/01/2024	1,500,000	1,628,922
Massachusetts Development Finance Agency Revenue Bonds (Wellforce Issue), Series A 5.00%, 07/01/2033	500,000	622,378
5.00%, 07/01/2034	300,000	372,397
		5,195,708

	Shares or Principal Amount	Value (US$)
Michigan (1.4%)
Calhoun County Hospital Finance Authority Revenue Bonds (Ella E.M. Brown Charitable Circle), 5.00%, 02/15/2024	$ 500,000	$ 548,891
Charyl Stockwell Academy Revenue Bonds, 4.88%, 10/01/2023	55,000	56,653
Kalamazoo Economic Development Corp. Revenue Bonds (Heritage Community of Kalamazoo Obligated Group) 2.63%, 05/15/2025	1,130,000	1,133,764
5.00%, 05/15/2032	1,915,000	2,175,951
Michigan Finance Authority Public School Academy Limited Revenue Bond (Cesar Chavez Academy Project), 4.00%, 02/01/2029	700,000	755,400
		4,670,659
Minnesota (1.8%)
Rice County Educational Facility Revenue Bonds (Shattuck-St Mary's School), Series A, 5.00%, 08/01/2022 (b)	960,000	983,686
Shakopee Minnesota Senior Housing Revenue Bonds (Benedictine Living Community of Shakopee LLC Project), 5.85%, 11/01/2058 (a)(b)	4,500,000	4,845,580
		5,829,266
Mississippi (8.0%)
Meridian MS Revenue Bonds, 4.20%, 03/01/2033 (b)	8,247,261	8,589,934
Mississippi Business Finance Corp. Revenue Bonds (Huntington Ingalls Industries, Inc.), 4.55%, 12/01/2028	980,000	980,003
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.) 0.10%, 12/01/2027 (a)	300,000	300,000
0.10%, 05/01/2028 (a)	4,300,000	4,300,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.10%, 07/01/2025 (a)	4,300,000	4,300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.56%, 11/01/2032 (a)	5,000,000	5,000,000
Mississippi Development Bank Revenue Bonds (Hancock County Gomesa Project), 4.55%, 11/01/2039 (b)	2,000,000	2,168,880
Mississippi Pearl General Obligation Unlimited Bonds, 3.00%, 07/15/2022	630,000	629,248
		26,268,065
Missouri (1.1%)
Platte County Industrial Development Authority Transportation Revenue Bonds, 5.00%, 12/01/2025	675,000	324,000
Saint Louis County Missouri Industrial Development Authority Revenue Bonds (Ranken-Jordan Pediatric Specialty Hospital) 4.00%, 11/15/2021	555,000	559,445
5.00%, 11/15/2022	625,000	648,124

See accompanying Notes to Financial Statements.

32	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Missouri (continued)
State Health & Educational Facilities Authority Revenue Bond (Bethesda Health Group, Inc.) 3.00%, 08/01/2021	$ 140,000	$ 140,732
3.00%, 08/01/2023	140,000	146,761
4.00%, 08/01/2025	150,000	167,819
4.00%, 08/01/2027	440,000	505,361
4.00%, 08/01/2029	385,000	448,158
4.00%, 08/01/2031	310,000	363,910
4.00%, 08/01/2036	275,000	319,528
		3,623,838
Nebraska (0.2%)
Scotts Bluff County Hospital Authority Revenue Bonds (Regional West Medical Center), Series A, 5.00%, 02/01/2022	615,000	630,386
Nevada (0.6%)
City of Carson Hospital Revenue Bonds (Carson Tahoe Regional Healthcare) 5.00%, 09/01/2027	605,000	749,196
5.00%, 09/01/2029	620,000	760,545
Nevada Department of Business & Industry Revenue Bonds (Doral Academy of Nevada), Series A, 3.13%, 07/15/2022 (b)(d)	320,000	323,180
		1,832,921
New Jersey (2.3%)
New Jersey Economic Development Authority Revenue Bonds, 5.00%, 06/15/2021	2,000,000	2,010,805
New Jersey Economic Development Authority Revenue Bonds (Greater Brunswick Charter School Project), Series A, 4.75%, 08/01/2024 (b)	90,000	95,341
New Jersey Economic Development Authority Revenue Bonds (United Airlines, Inc.) 5.50%, 04/01/2028	55,000	55,191
Series B, AMT, 5.63%, 11/15/2030	455,000	510,265
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.00%, 12/15/2032	2,175,000	2,716,210
South Jersey Port Corp. Revenue Bonds, Series B 5.00%, 01/01/2026	300,000	354,112
5.00%, 01/01/2027	250,000	301,997
5.00%, 01/01/2028	255,000	313,688
State of New Jersey General Obligation Unlimited Bonds, Series A, 5.00%, 06/01/2029	1,000,000	1,302,314
		7,659,923
New York (12.9%)
Amherst Development Corp. Revenue Bonds (Daemen College) 5.00%, 10/01/2025	600,000	676,121
5.00%, 10/01/2026	630,000	722,586
Brookhaven Local Development Corp. Revenue Bonds (Active Retirement Community, Inc.) 5.00%, 11/01/2021	300,000	306,170
5.00%, 11/01/2022	250,000	265,153

	Shares or Principal Amount	Value (US$)
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds (Charter School for Applied Technologies Project), 4.00%, 06/01/2022	$ 895,000	$ 903,492
Build NYC Resource Corp. Revenue Bonds (Metropolitan Lighthouse Charter School Project), Series A 4.00%, 06/01/2022 (b)	190,000	195,830
5.00%, 06/01/2023 (b)	370,000	398,567
5.00%, 06/01/2024 (b)	390,000	432,607
5.00%, 06/01/2025 (b)	410,000	467,212
5.00%, 06/01/2026 (b)	430,000	496,249
5.00%, 06/01/2027 (b)	450,000	517,393
5.00%, 06/01/2032 (b)	500,000	565,312
City of Elmira General Obligation Limited Bonds 5.00%, 07/01/2025 (b)	1,375,000	1,503,665
5.00%, 07/01/2033 (b)	2,635,000	2,894,659
City of Ogdensburg General Obligation Limited Notes, 3.25%, 03/11/2022	415,849	416,920
City of Poughkeepsie General Obligation Limited Bonds, 5.00%, 06/01/2031	455,000	506,589
Madison Country Capital Resource Corp. Revenue Bonds (Cazenovia College Project), Series A, 5.50%, 09/01/2022	6,500,000	6,524,556
Metropolitan Transportation Authority Revenue Bonds Series B-2, 5.00%, 05/15/2021	500,000	500,751
Series D, 5.00%, 11/15/2021	1,000,000	1,025,168
5.00%, 09/01/2022	2,000,000	2,124,197
5.00%, 11/15/2022	1,050,000	1,125,192
5.00%, 11/15/2035	4,000,000	4,748,816
Series A-2, VRN, 5.00%, 11/15/2045 (a)	1,600,000	2,062,198
Nassau County Tobacco Settlement Corp. Revenue Bonds, Series A-2, 5.25%, 06/01/2026 (d)	1,150,000	1,178,832
New York City Industrial Development Agency Revenue Bonds (Yankee Stadium LLC), (AGM), 2.50%, 03/01/2037	3,000,000	3,056,696
New York State Dormitory Authority Revenue Bonds (Touro College And University System Obligated Group), Series A, 4.00%, 01/01/2023	445,000	465,242
New York State Dormitory Authority Revenue Bonds (Yeshiva University) 5.00%, 09/01/2021	1,025,000	1,027,309
5.00%, 09/01/2022	1,640,000	1,643,607
5.00%, 09/01/2038	730,000	730,723
New York State Environmental Facilities Corp. Revenue Bonds (Casella Waste Systems, Inc.), 2.75%, 09/01/2050 (a)	1,000,000	1,033,634
Suffolk County Economic Development Corp. Revenue Bonds (St Johnland Assisted Living, Inc.), 4.63%, 11/01/2031 (b)	1,020,000	1,037,180
Village of Johnson City General Obligation Limited Bonds 5.00%, 10/01/2021	115,000	116,323
5.00%, 10/01/2022	115,000	119,285

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	33

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
New York (continued)
Village of Valley Stream General Obligation Limited Notes, Series A, 6.50%, 05/20/2021	$ 2,250,000	$ 2,255,996
		42,044,230
North Carolina (0.3%)
North Carolina Capital Facilities Finance Agency Revenue Bonds (Johnson & Wales University), Series A, 5.00%, 04/01/2028	795,000	856,151
Ohio (2.4%)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Assets-Backed Revenue Bonds, 5.00%, 06/01/2055	5,640,000	6,335,677
Cleveland-Cuyahoga County Port Authority Revenue Bonds, 5.00%, 12/01/2028	225,000	244,154
Ohio Air Quality Development Authority Revenue Bonds (AK Steel Corp.), 6.75%, 06/01/2024	200,000	204,496
Ohio Air Quality Development Authority Revenue Bonds (Ohio Valley Electric Corp. Project), Series A 2.88%, 02/01/2026	1,000,000	1,046,090
3.25%, 09/01/2029	140,000	149,914
		7,980,331
Oregon (0.5%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.10%, 06/15/2027 (a)	1,700,000	1,700,000
Pennsylvania (4.4%)
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Bonds, 5.00%, 05/01/2022 (b)	660,000	685,215
Dauphin County General Authority Revenue Bonds (Harrisburg University of Science and Technology Project) 4.00%, 10/15/2022 (b)	475,000	482,009
4.25%, 10/15/2026 (b)	1,250,000	1,310,651
5.00%, 10/15/2027 (b)	1,650,000	1,791,710
5.00%, 10/15/2030 (b)	3,000,000	3,157,932
Delaware County Industrial Development Authority Revenue Bonds (CCSA Foundation), Series A, 4.38%, 06/01/2026 (b)	2,185,000	2,359,779
Indiana County Hospital Authority Revenue Bonds (Indiana Regional Medical Center), Series A, 5.00%, 06/01/2023	100,000	107,159
Montgomery County Industrial Development Authority Revenue Bonds (Waverly Heights, Ltd. Project) 4.00%, 12/01/2027	180,000	205,199
4.00%, 12/01/2028	200,000	226,690
4.00%, 12/01/2029	100,000	112,719
4.00%, 12/01/2035	300,000	330,678
4.00%, 12/01/2036	100,000	110,029
4.00%, 12/01/2038	300,000	329,063

	Shares or Principal Amount	Value (US$)
Philadelphia Authority for Industrial Development Revenue Bonds (Discovery Charter School Project), 5.00%, 04/01/2022	$ 150,000	$ 154,220
Philadelphia School District General Obligation Limited Bonds, Series F, 5.00%, 09/01/2024	2,000,000	2,276,514
Pottsville Hospital Facilities Authority Health Center Revenue Bonds (Lehigh Valley Health Network Obligated Group), 5.75%, 07/01/2022 (b)	100,000	103,580
Scranton School District General Obligation Limited Bonds Series B, 5.00%, 06/01/2023	100,000	109,314
Series B, 5.00%, 06/01/2024	100,000	113,489
Series B, 5.00%, 06/01/2025	100,000	117,286
Series D, 5.00%, 06/01/2027	345,000	405,550
		14,488,786
Puerto Rico (4.2%)
Commonwealth of Puerto Rico Public Improvement General Obligation Unlimited Bonds Series A, 5.50%, 07/01/2021	615,000	617,663
(AGC-ICC), 5.50%, 07/01/2022	1,580,000	1,668,522
Series A, 5.00%, 07/01/2027	110,000	113,065
Electric Power Authority Revenue Bonds, Series V, 5.25%, 07/01/2026	1,290,000	1,419,993
Puerto Rico Electric Power Authority Revenue Bonds
Series SS, 5.00%, 07/01/2022	260,000	263,754
Series PP, 5.00%, 07/01/2023	205,000	208,453
Series SS, 5.25%, 07/01/2023 (d)	2,340,000	2,464,034
Series PP, 5.00%, 07/01/2024	835,000	853,087
Series UU, 5.00%, 07/01/2024	300,000	308,359
Puerto Rico Highway & Transportation Authority Revenue Bonds Series BB, 5.25%, 07/01/2022	100,000	105,315
Series L, 5.25%, 07/01/2023	520,000	547,563
Series E, 5.50%, 07/01/2023	200,000	217,053
Series D, 5.00%, 07/01/2027	145,000	149,040
(AGM-CR), 5.50%, 07/01/2030	1,000,000	1,203,729
Puerto Rico Public Buildings Authority Revenue Bonds Series F, 5.25%, 07/01/2021	1,200,000	1,208,338
6.00%, 07/01/2023 (d)	1,000,000	1,071,890
(NATL COMWLTH GTD), 6.00%, 07/01/2025	1,095,000	1,230,471
		13,650,329
Rhode Island (0.4%)
Rhode Island Health & Educational Building Corp. Revenue Bonds (Care New England Health System Obligated Group), Series B 5.00%, 09/01/2022	680,000	711,094
5.00%, 09/01/2023	500,000	539,188
		1,250,282

See accompanying Notes to Financial Statements.

34	2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
South Carolina (0.1%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (RePower South Berkeley LLC), 5.25%, 02/01/2027 (b)(e)	$ 1,060,000	$ 424,000
Tennessee (0.1%)
Metropolitan Government Nashville & Davidson Health & Educational Facilities Revenue Bonds (Trevecca Nazarene University Project) 5.00%, 10/01/2029	300,000	352,445
5.00%, 10/01/2034	90,000	106,218
		458,663
Texas (4.4%)
Bexar County Health Facilities Development Corp. Revenue Bonds (Army Retirement Residence Obligation Group) 5.00%, 07/15/2023	300,000	317,447
5.00%, 07/15/2024	150,000	162,169
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds, 5.00%, 12/01/2021	500,000	510,267
Calhoun County Navigation Industrial Development Authority Revenue Notes (Max Midstream Texas LLC), Series A, 7.00%, 07/27/2021 (a)(b)	3,000,000	2,999,887
Decatur Hospital Authority Revenue Bonds (Wise Regional Health System), Series A, 5.00%, 09/01/2023	75,000	82,143
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds (Brazos Presbyterian Homes, Inc.), 5.00%, 01/01/2027	895,000	983,068
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds (Cardinal Bay, Inc.) Series C, 4.00%, 07/01/2021	275,000	274,172
Series C, 5.00%, 07/01/2023	300,000	292,806
Series D, 6.00%, 07/01/2026	110,000	105,201
Port Beaumont Navigation District Revenue Bonds (Jefferson Railport Terminal II LLC), Series A, 3.63%, 01/01/2035 (b)	1,500,000	1,552,225
SA Energy Acquisition Public Facility Corp. Revenue Bonds 5.50%, 08/01/2022	80,000	85,060
5.50%, 08/01/2023	50,000	55,522
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds (Buckingham Senior Living Community, Inc.) Series A, 4.50%, 11/15/2021 (c)(e)	695,000	314,487
Series B-1, 5.63%, 11/15/2024	1,765,000	1,768,088
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds Series C, 1.57%, 12/15/2026 (a)(d)	1,500,000	1,500,183
Series D, 6.25%, 12/15/2026	2,050,000	2,408,179
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 5.00%, 12/15/2029	250,000	321,292
5.00%, 12/15/2030	375,000	488,939

	Shares or Principal Amount	Value (US$)
Texas Public Finance Authority Revenue Bonds (Texas Southern University), 5.00%, 11/01/2021	$ 100,000	$ 102,137
		14,323,272
U. S. Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue Bonds, Series A, 5.00%, 10/01/2032	1,210,000	1,271,120
Utah (3.6%)
Utah Charter School Finance Authority Revenue Bonds (Esperanza Elementary School), Series A 4.50%, 10/15/2028 (b)	500,000	516,009
4.63%, 10/15/2048 (a)(b)	1,000,000	1,021,098
Utah Charter School Finance Authority Revenue Bonds (Freedom Academy Foundation) 3.63%, 06/15/2021 (b)(d)	195,000	195,345
3.25%, 06/15/2031 (b)	535,000	546,113
Utah Charter School Finance Authority Revenue Bonds (Scholar Academy), Series A, 4.50%, 04/15/2048 (a)(b)	3,000,000	3,078,232
Utah Charter School Finance Authority Revenue Bonds (Wasatch Waldorf Charter School, Inc.), Series A, 4.75%, 05/15/2048 (a)(b)	4,310,000	4,363,993
Utah Water Finance Agency Revenue Bonds, Series B, 0.09%, 10/01/2037 (a)	2,145,000	2,145,000
		11,865,790
Washington (1.4%)
State Housing Finance Commission Revenue Bonds (Transforming Age Project), Series A 5.00%, 01/01/2024 (b)	180,000	192,650
5.00%, 01/01/2028 (b)	440,000	503,133
5.00%, 01/01/2029 (b)	465,000	530,011
5.00%, 01/01/2034 (b)	745,000	834,091
Washington State Housing Finance Commission Revenue Bonds (Mirabella), 6.00%, 10/01/2022 (b)	535,000	562,889
Washington State Housing Finance Commission Revenue Bonds (Presbyterian Retirement Communities Northwest Obligated Group), 5.00%, 01/01/2023 (b)	35,000	36,113
Washington State Housing Finance Commission Revenue Bonds (Spokane International Academy), Series A 4.00%, 07/01/2025 (b)	355,000	385,703
4.00%, 07/01/2026 (b)	285,000	313,239
4.00%, 07/01/2027 (b)	295,000	326,315
4.00%, 07/01/2028 (b)	305,000	338,609
4.00%, 07/01/2029 (b)	320,000	355,468
Washington State Housing Finance Commission Revenue Bonds (Wesley Homes Lea Hill LLC), 3.20%, 07/01/2021 (b)	120,000	120,034
		4,498,255

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	35

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Short Duration High Yield Municipal Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
West Virginia (0.5%)
Glenville State College Board of Governors Revenue Bonds, 3.25%, 06/01/2022	$ 340,000	$ 340,209
Ohio County Development Authority Revenue Bonds (Ohio County Sport Complex Project), 4.00%, 09/01/2023	1,235,000	1,239,141
		1,579,350
Wisconsin (5.7%)
Public Finance Authority Revenue Bonds Series A, 5.00%, 10/01/2024 (b)	2,100,000	2,352,227
6.00%, 01/01/2027	4,100,000	4,253,625
Series A, 5.00%, 10/01/2029 (b)	500,000	618,167
Public Finance Authority Revenue Bonds (Masonic & Eastern Star Home of NC, Inc.) Series B-2, 3.00%, 03/01/2026 (b)	790,000	790,391
3.50%, 03/01/2027 (b)	4,000,000	4,001,940
Public Finance Authority Revenue Bonds (Wonderful Foundations Charter School Holdings LLC), Series A-1, 4.50%, 01/01/2035 (b)	1,000,000	1,099,954
Wisconsin Health & Educational Facilities Authority Revenue Bond 5.00%, 11/01/2022	120,000	123,813
5.00%, 11/01/2023	360,000	378,134
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Barton College), Series A 5.00%, 03/01/2023	850,000	870,760
5.00%, 03/01/2028	1,190,000	1,284,493
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Guilford College) 5.00%, 01/01/2026	685,000	761,434
5.00%, 01/01/2027	830,000	927,253
Wisconsin Public Finance Authority Educational Facilities Revenue Bonds (Piedmont Community Charter School) 5.00%, 06/15/2022	185,000	191,914
5.00%, 06/15/2024	210,000	234,291
5.00%, 06/15/2026	230,000	269,256
5.00%, 06/15/2027	160,000	191,114
Wisconsin Public Finance Authority Revenue Bonds (Roseman University of Health Sciences), 5.00%, 04/01/2022	100,000	103,145
		18,451,911
Total Municipal Bonds		325,476,010

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENT (0.1%)
UNITED STATES (0.1%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	$ 269,442	$ 269,496
Total Short-Term Investment		269,496
Total Investments (Cost $318,427,061) (f)—99.8%		325,745,506
Other Assets in Excess of Liabilities—0.2%		729,453
Net Assets—100.0%		$ 326,474,959

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(e)	Security is in default.
(f)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

See accompanying Notes to Financial Statements.

36	2021 Semi-Annual Report

Aberdeen Ultra Short Municipal Income Fund (Unaudited)

Average Annual Total Return[1] (For periods ended April 30, 2021)		Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	w/o SC	0.11%	0.42%	0.80%	0.66%
	w/SC2	0.11%	0.42%	0.80%	0.66%
Class A1[3]	w/o SC	0.11%	0.42%	0.82%	0.67%
	w/SC2	(0.38%)	(0.07%)	0.72%	0.62%
Institutional Class[4]	w/o SC	0.19%	0.53%	1.04%	0.91%

All figures showing the effect of a sales charge (SC) reflect the maximum charge possible because it has the most significant effect on performance data. The total returns shown above do not include the impact of financial statement rounding of the net asset value (NAV) per share and/or financial statement adjustments.

†	Not annualized
1	Returns prior to May 7, 2018 reflect the performance of a predecessor fund (the "Predecessor Fund"). Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. The Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Please consult the Fund's prospectus for more detail.
2	A front-end sales charge was eliminated effective July, 1, 2020. Prior to that a 0.50% front-end sales charge was deducted.
3	Returns before the first offering of Class A1 (February 28, 2019) are based on the previous performance of Class A. Returns of the class have not been adjusted to reflect the expenses applicable to the respective classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A would have produced because all classes invest in the same portfolio of securities. Returns for Class A shares would only differ to the extent of the difference in expenses of the classes.
4	Not subject to any sales charges.

* Minimum Initial Investment

Comparative performance of $1,000,000 invested in Institutional Class shares of the Aberdeen Ultra Short Municipal Income Fund, Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund, the returns for these unmanaged indexes do not reflect any fees, expenses, or sales charges. Investors cannot invest directly in market indexes.

Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is a total return benchmark of BAA3 ratings or better designed to measure returns for tax exempt assets.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and Performance graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Total returns reflect waivers and reimbursements in effect, without which returns would have been lower.

2021 Semi-Annual Report       37

Aberdeen Ultra Short Municipal Income Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Municipal Bonds	98.2%
Certificates of Deposit	3.3%
Short-Term Investment	–%
Liabilities in Excess of Other Assets	(1.5%)
100.0%

Amounts listed as "–" are 0% or round to 0%.

Top Holdings*
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A 11/01/2032	5.4%
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN 05/01/2050	4.8%
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group) 08/01/2045	4.4%
Montgomery County Higher Education and Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN 09/01/2050	4.2%
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.) 03/01/2030	3.7%
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.) 08/01/2030	3.3%
Black Belt Energy Gas District Revenue Bonds, FRN 12/01/2048	1.8%
City of Yonkers General Obligation Unlimited Notes 06/30/2021	1.7%
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group), VRDN 08/15/2031	1.7%
Palomar Pomerado Health Care Certificates of Participation, Series C 11/01/2036	1.7%
Other	67.3%
100.0%

*     For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top States
New York	17.9%
Pennsylvania	10.5%
Texas	9.4%
Mississippi	8.7%
California	6.4%
Kentucky	5.5%
Indiana	4.5%
Alabama	4.5%
New Jersey	4.4%
Maryland	4.3%
Other	23.9%
100.0%

38      2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)
Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (98.2%)
Alabama (4.5%)
Black Belt Energy Gas District Revenue Bonds, FRN, 0.98%, 12/01/2048 (a)	$20,000,000	$20,189,206
Health Care Authority for Baptist Health Revenue Bonds, Series B 0.30%, 11/15/2037 (a)	7,350,000	7,350,000
0.22%, 11/01/2042 (a)	18,600,000	18,600,000
Southeast Alabama Gas Supply District Revenue Bonds, Series A, VRN, 4.00%, 06/01/2049 (a)	5,145,000	5,664,467
		51,803,673
Arizona (0.8%)
Cochise County Pollution Control Corp. Revenue Bonds (Arizona Electric Power Cooperative, Inc.), 0.35%, 09/01/2024 (a)	7,900,000	7,901,791
Pinal County Industrial Development Authority Revenue Bonds (State of Arizona Department of Corrections), 4.00%, 10/01/2021	1,000,000	1,011,814
		8,913,605
Arkansas (0.4%)
City of Blytheville Revenue Bonds (Nucor Corp. Project), 0.14%, 01/02/2033 (a)	4,700,000	4,700,000
California (6.4%)
California Infrastructure & Economic Development Bank Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 144A, 0.45%, 01/01/2050 (a)(b)	12,500,000	12,501,175
California Pollution Control Financing Authority Revenue Bonds (Republic Services, Inc.) AMT, FRN, 0.18%, 11/01/2042 (a)(b)	6,500,000	6,499,743
Series 2017-A1, 0.18%, 11/01/2042 (a)(b)	6,500,000	6,499,743
California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 0.25%, 07/01/2040 (a)	1,225,000	1,225,000
California Statewide Communities Development Authority Revenue Bonds (Dignity Health Obligated Group), Series D, 0.14%, 07/01/2041 (a)	1,675,000	1,675,000
California Statewide Communities Development Authority Revenue Bonds (Westgate Pasadena Apartments Project), Series B, 0.22%, 04/01/2042 (a)	8,935,000	8,935,000
Contra Costa Country California School Tax and Revenue Anticipation Notes, 2.00%, 12/01/2021	4,500,000	4,541,767
Palomar Pomerado Health Care Certificates of Participation Series B, 0.69%, 11/01/2036 (a)	4,425,000	4,425,000
Series C, 0.69%, 11/01/2036 (a)	19,650,000	19,650,000
Series A, 0.76%, 11/01/2036 (a)	7,100,000	7,100,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.26%, 02/01/2036 (a)(b)	740,000	740,000
		73,792,428

	Shares or Principal Amount	Value (US$)
Connecticut (1.0%)
City of Bridgeport General Obligation Unlimited Notes, 1.50%, 12/09/2021	$4,200,000	$4,222,345
City of West Haven General Obligation Unlimited Bonds, Series B, 2.00%, 09/30/2021	4,800,000	4,823,218
East Hartford Conn Housing Authority Multi Family Housing Revenue Bonds (Veterans Terrace Project), 0.25%, 06/01/2023	2,100,000	2,099,664
		11,145,227
Delaware (0.6%)
Delaware State Economic Development Authority Revenue Bonds (Delmarva Power & Light Co.), 0.11%, 10/01/2029 (a)	4,400,000	4,400,000
Sussex County Revenue Bonds (Baywood LLC), Series A, 0.16%, 11/01/2027 (a)	2,100,000	2,100,000
		6,500,000
Florida (3.2%)
County of Bay Revenue Bonds (Florida Power & Light Co.), 0.11%, 06/01/2050 (a)	5,760,000	5,760,000
County of Broward FL Revenue Bonds (Florida Power & Light Co.), Series B, 0.11%, 12/01/2048 (a)	13,300,000	13,300,000
Florida Development Finance Corp. Revenue Bonds (Shands Jacksonville Medical Center Obligated Group), Series B, 0.37%, 02/01/2029 (a)	15,107,000	15,107,000
Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 0.55%, 11/01/2041 (a)	2,750,000	2,752,024
		36,919,024
Georgia (0.2%)
Development Authority of Burke County Revenue Bonds (Georgia Power Co.), 0.10%, 11/01/2052 (a)	1,500,000	1,500,000
Development Authority of Burke County Revenue Bonds (Georgia Transmission Corp.), 2.75%, 01/01/2052	1,000,000	998,405
		2,498,405
Illinois (2.6%)
Illinois Finance Authority Revenue Bonds (Bohler-Uddeholm Corp. Project), 0.83%, 02/01/2037 (a)	10,000,000	10,000,000
Illinois Finance Authority Solid Waste Disposal Revenue Bonds (Waste Management, Inc.), 0.55%, 11/01/2044 (a)	6,000,000	6,004,416
Illinois Housing Development Authority Revenue Bonds (Pedcor Investments-2002-LV LP), AMT, VRDN, 0.12%, 05/01/2042 (a)	1,725,000	1,725,000

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report    39

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Illinois (continued)
State of Illinois 4.88%, 05/01/2021	$750,000	$750,000
Series A, 5.00%, 10/01/2021	750,000	764,200
State of Illinois General Obligation Bonds, Series C 4.00%, 03/01/2022	5,000,000	5,148,718
4.00%, 03/01/2023	5,000,000	5,316,554
		29,708,888
Indiana (4.5%)
Hammond Local Public Improvement Bond Bank Revenue Bonds, 2.00%, 12/31/2021	1,170,000	1,179,389
Indiana Finance Authority Environmental Improvement Revenue Bonds (ArcelorMittal USA, Inc.), 0.15%, 08/01/2030 (a)	38,000,000	38,000,000
Indianapolis Multifamily Housing Revenue Bonds (Forest Ridge), Series A, AMT, VRDN, 0.15%, 11/01/2042 (a)	12,900,000	12,900,000
		52,079,389
Kansas (1.1%)
City of Burlington Environmental Improvement Revenue Bonds (Kansas City Power & Light Co.) Series A, 0.16%, 09/01/2035 (a)	5,000,000	5,000,000
Series B, 0.16%, 09/01/2035 (a)	5,000,000	5,000,000
City of Dodge City Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.34%, 03/01/2027 (a)	1,000,000	1,000,000
City of Liberal Industrial Development Revenue Bonds (National Beef Packing Co. LLC), 0.34%, 02/01/2029 (a)	1,000,000	1,000,000
		12,000,000
Kentucky (5.5%)
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020A-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.11%, 07/01/2060 (a)	14,000,000	14,000,000
County of Meade, Kentucky (Nucor Steel Brandenburg Project) Series 2020B-1 Industrial Building Revenue Bonds, AMT, VRDN, 0.11%, 07/01/2060 (a)	14,000,000	14,000,000
Kentucky Economic Development Finance Authority Revenue Bonds (Masonic Homes of Kentucky, Inc.), Series C, 0.14%, 05/01/2034 (a)	13,965,000	13,965,000
Kentucky Economic Development Finance Authority Revenue Bonds (Republic Services, Inc.), Series A, AMT, FRN, 0.20%, 04/01/2031 (a)	2,400,000	2,400,000
Kentucky Public Energy Authority Revenue Bonds Series A, 4.00%, 04/01/2048 (a)	2,300,000	2,521,839
VRN, 4.00%, 12/01/2049 (a)	12,000,000	13,537,893
Pulaski County Solid Waste Disposal Revenue Bonds (East Kentucky Power Cooperative, Inc.), Series B, 0.30%, 08/15/2023 (a)	2,100,000	2,099,940
		62,524,672

	Shares or Principal Amount	Value (US$)
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue Bonds (St Mary's Dominican High School Corp.), Series B, 0.20%, 07/01/2033 (a)	$200,000	$200,000
North Webster Parish Industrial District Revenue Bonds (Continental Structural Plastics of Louisiana LLC), 2.04%, 09/01/2021 (a)	250,000	250,000
Parish of State James Revenue Bonds (Nucor Steel Louisiana LLC), VRDN, 0.14%, 11/01/2040 (a)	11,500,000	11,500,000
Plaquemines Port Harbor & Terminal District Revenue Bonds (International Marine Terminal Partnership Project), Series A, 0.35%, 03/15/2025 (a)	7,500,000	7,498,705
		19,448,705
Maryland (4.3%)
Maryland Economic Development Corp. Revenue Bonds (Linemark Printing/501 Prince George's Boulevard Obligated Group), 0.32%, 12/01/2033 (a)	5,470,000	5,470,000
Maryland Economic Development Corp. Revenue Bonds (Redrock LLC Facility), 0.35%, 11/01/2022 (a)	340,000	340,000
Maryland Industrial Development Financing Authority Revenue Bonds (Occidental Petroleum Corp.), 1.70%, 03/01/2030 (a)	42,405,000	42,405,000
Washington County Revenue Bonds (Conservit, Inc.), 0.32%, 02/01/2023 (a)	830,000	830,000
		49,045,000
Michigan (1.7%)
Michigan State Housing Development Authority Revenue Bonds, Series A, AMT, VRDN, 0.11%, 10/01/2037 (a)	11,910,000	11,910,000
Waterford School District General Obligation Limited Bonds, 4.00%, 08/24/2021	7,120,000	7,198,644
		19,108,644
Mississippi (8.7%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue Bonds, Series C, 0.30%, 05/01/2037 (a)	14,792,000	14,792,000
Mississippi Business Finance Corp. Revenue Bonds (Gulf Power Company Project), AMT, VRDN, 0.11%, 12/01/2049 (a)	8,900,000	8,900,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.) 0.10%, 12/01/2027 (a)	1,500,000	1,500,000
0.10%, 05/01/2028 (a)	5,900,000	5,900,000
Mississippi Business Finance Corp. Revenue Bonds (Mississippi Power Co.), AMT, 0.10%, 07/01/2025 (a)	4,300,000	4,300,000
Mississippi Business Finance Corp. Revenue Bonds (PSL-North America), Series A, 1.56%, 11/01/2032 (a)	62,000,000	62,000,000
Mississippi Business Finance Corp. Revenue Bonds (Tri-State Truck Center, Inc.), 0.23%, 03/01/2033 (a)	2,300,000	2,300,000
		99,692,000

See accompanying Notes to Financial Statements.

40    2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)
Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Montana (0.5%)
Mizuho Floater/Residual Trust Revenue Bonds, VRDN 0.31%, 06/01/2034 (a)(b)	$4,510,000	$4,510,000
0.31%, 06/01/2034 (a)(b)	1,110,000	1,110,000
		5,620,000
Nevada (0.4%)
State of Nevada Department of Business & Industry Revenue Bonds (DesertXpress Enterprises LLC), AMT, FRN, 144A, 0.50%, 01/01/2050 (a)(b)	5,000,000	5,000,865
New Jersey (4.4%)
Bordentown Sewage Authority Revenue Bonds, Series J, (BAM), 5.00%, 12/01/2021	500,000	512,842
Borough of Bloomingdale NJ General Obligation Unlimited Notes, 1.50%, 02/24/2022	7,592,200	7,673,108
Borough of East Rutherford NJ General Obligation Unlimited Notes, 2.00%, 04/07/2022	5,895,075	5,987,849
Borough of Westville NJ General Obligation Unlimited Notes, Series A, 2.00%, 04/28/2022	5,090,000	5,176,659
City of Newark General Obligation Unlimited Bonds Series B, 2.00%, 10/05/2021	1,160,000	1,168,412
Series C, 2.00%, 10/05/2021	4,200,000	4,230,458
City of Newark General Obligation Unlimited Notes, 3.50%, 07/27/2021	6,750,000	6,800,321
City of Orange Township General Obligation Unlimited Notes, Series E, 2.00%, 06/15/2021	7,200,000	7,213,069
City of Orange Township NJ General Obligation Unlimited Notes, Series A, 1.00%, 03/31/2022	5,000,000	5,024,516
Gloucester County Improvement Authority Revenue Bonds (Rowan University), 0.60%, 03/01/2024	2,325,000	2,326,630
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.21%, 12/15/2028 (a)(b)	4,835,000	4,835,000
		50,948,864
New York (17.9%)
Cairo-Durham Central School District General Obligation Unlimited Notes, 1.00%, 06/29/2021	6,500,000	6,507,876
City of Cortland General Obligation Unlimited Notes, 1.25%, 11/12/2021	7,045,000	7,078,226
City of Long Beach General Obligation Limited Notes, 1.50%, 02/22/2022	4,250,000	4,282,628
City of New York General Obligation Limited Bonds, VRDN 0.22%, 04/01/2042 (a)	5,000,000	5,000,000
0.22%, 04/01/2042 (a)	4,000,000	4,000,000
City of Schenectady General Obligation Limited Notes, 1.00%, 05/06/2022	7,447,551	7,501,061
City of Yonkers General Obligation Unlimited Notes, 2.00%, 06/30/2021	20,000,000	20,049,910

	Shares or Principal Amount	Value (US$)
County of Suffolk New York General Obligation Limited Bonds 2.00%, 07/22/2021	$7,000,000	$7,027,310
2.00%, 08/19/2021	3,500,000	3,517,595
2.00%, 09/24/2021	10,000,000	10,066,480
East Ramapo central School District New York Revenue Anticipation Notes, 1.25%, 05/05/2022	2,000,000	2,017,953
East Ramapo central School District New York Revenue Budget Notes, 1.25%, 05/05/2022	1,100,000	1,109,874
Hastings-On-Hudson Union Free School District General Obligation Unlimited Notes, 1.50%, 03/04/2022	15,000,000	15,164,076
Metropolitan Transportation Authority Revenue Bonds 5.00%, 05/15/2021	3,000,000	3,004,508
5.00%, 05/15/2021	5,230,000	5,237,859
Series B-2, 5.00%, 05/15/2021	8,800,000	8,813,224
Series C-2, 5.00%, 09/01/2021	1,250,000	1,269,186
5.00%, 11/15/2021	1,000,000	1,025,168
Series B, 5.00%, 11/15/2021	700,000	717,618
Series D, 5.00%, 11/15/2021	700,000	717,618
Series F, 5.00%, 11/15/2021	1,000,000	1,025,168
4.00%, 02/01/2022	14,550,000	14,943,956
Series B-1, 5.00%, 05/15/2022	10,000,000	10,484,306
5.00%, 09/01/2022	9,760,000	10,366,079
New York City General Obligation Unlimited Bonds Series A-4, 0.23%, 08/01/2026 (a)	1,550,000	1,550,000
Series C-4, 0.18%, 10/01/2027 (a)	8,950,000	8,950,000
Series J-2, 0.25%, 06/01/2036 (a)	2,050,000	2,050,000
Series J-3, 0.25%, 06/01/2036 (a)	17,325,000	17,325,000
New York City Industrial Development Agency Revenue Bonds (Novelty Crystal Corp.), 0.51%, 12/01/2034 (a)	1,200,000	1,200,000
Oneida County Industrial Development Agency Revenue Bonds (Champion Home Builders Co. Facility), 0.31%, 06/01/2029 (a)	6,820,000	6,820,000
Triborough Bridge & Tunnel Authority Revenue Bonds, Series B4A, 0.39%, 01/01/2032 (a)	4,000,000	4,000,426
Village of Clayton NY General Obligation Limited Bonds, 2.00%, 10/21/2021	2,925,000	2,944,874
Village of Johnson City General Obligation Limited Bonds, 1.50%, 10/01/2021	9,609,886	9,643,344
		205,411,323
North Carolina (0.3%)
Hertford County Industrial Facilities & Pollution Control Financing Authority Revenue Bonds (Nucor Corp.), Series A, 0.14%, 11/01/2033 (a)	3,700,000	3,700,000
Oklahoma (2.9%)
Oklahoma Development Finance Authority Revenue Bonds (INTEGRIS Health Obligated Group ), VRDN 0.17%, 08/15/2031 (a)	13,770,000	13,770,000
0.17%, 08/15/2031 (a)	19,750,000	19,750,000
		33,520,000

 See accompanying Notes to Financial Statements.

2021 Semi-Annual Report      41

Statement of Investments (concluded)

April 30, 2021 (Unaudited)
Aberdeen Ultra Short Municipal Income Fund

	Shares or Principal Amount	Value (US$)
MUNICIPAL BONDS (continued)
Oregon (0.0%)
Port of Portland Revenue Bonds (Horizon Air Industries, Inc.), 0.10%, 06/15/2027 (a)	$100,000	$100,000
Pennsylvania (10.5%)
Delaware Valley Regional Finance Authority Local Government Revenue Bonds, 2020 Series C, R-Floats Weekly Rate Mode (Pa), 0.14%, 11/01/2055 (a)	12,150,000	12,150,000
Franklin County Industrial Development Authority Revenue Bonds (Precast System LLC), Series A, 0.35%, 11/01/2021 (a)	50,000	50,000
Montgomery County Higher Education and Health Authority Thomas Jefferson University Variable Rate Revenue Bonds, VRDN, 0.17%, 09/01/2050 (a)(c)	48,030,000	48,030,000
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (Waste Management PA Obligated Group), 0.18%, 08/01/2045 (a)	50,000,000	50,000,000
Philadelphia Authority for Industrial Development Revenue Bonds (Thomas Jefferson University Obligated Group), Series 2017B, 0.17%, 09/01/2050 (a)	10,000,000	10,000,000
		120,230,000
South Carolina (0.2%)
South Carolina Jobs-Economic Development Authority Revenue Bonds (Prisma Health Obligated Group), VRDN, 0.17%, 05/01/2048 (a)	2,225,000	2,225,000
Tennessee (0.1%)
Wilson County Industrial Development Board Revenue Bonds (Kenwal Steel Tennessee LLC), 0.40%, 06/01/2037 (a)	915,000	915,000
Texas (9.4%)
Katy Independent School District Refunding Bonds, Series C, 0.36%, 08/15/2036 (a)	4,320,000	4,320,251
Mission Economic Development Corp. Solid Waste Disposal Revenue Bonds (Republic Services, Inc.), AMT, FRN, 0.18%, 05/01/2050 (a)	55,000,000	55,000,000
Port of Corpus Christi Authority of Nueces County Solid Waste Disposal Revenue Bonds (Flint Hills Resources LP) 0.17%, 04/01/2028 (a)	7,000,000	7,000,000
0.17%, 01/01/2030 (a)	11,800,000	11,800,000
State of Texas Tax and Revenue Anticipation Notes, AMT, VRDN, 0.09%, 12/01/2038 (a)	3,155,000	3,155,000
Texas Department of Housing & Community Affairs Revenue Bonds, AMT, VRDN 0.12%, 09/01/2036 (a)	11,930,000	11,930,000
0.12%, 09/01/2038 (a)	11,945,000	11,945,000
Texas Municipal Gas Acquisition & Supply Corp III Revenue Bonds 5.00%, 12/15/2021	1,150,000	1,183,199
5.00%, 12/15/2022	1,150,000	1,235,933
		107,569,383

	Shares or Principal Amount	Value (US$)
Washington (0.3%)
Port of Grays Harbor Industrial Development Corp. Revenue Bonds (Murphy Co.), 0.10%, 11/01/2026 (a)	$3,000,000	$3,000,000
West Virginia (1.0%)
West Virginia Hospital Finance Authority Revenue Bonds (West Virginia United Health System Obligated Group), Series E, 0.16%, 06/01/2033 (a)	11,085,000	11,085,000
Wisconsin (3.1%)
Appleton Redevelopment Authority Revenue Bonds (Fox Cities Performing Arts Center, Inc.), Series B, 0.14%, 06/01/2036 (a)	9,200,000	9,200,000
Tender Option Bond Trust Receipts Revenue Bonds, VRDN, 0.26%, 12/15/2040 (a)(b)	2,230,000	2,230,000
Town of Red Cedar Revenue Bonds (Covia Solutions, Inc.), AMT, VRDN, 0.11%, 09/01/2027 (a)	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 0.18%, 02/15/2053 (a)	14,290,000	14,290,000
		35,720,000
Total Municipal Bonds		1,124,925,095
SHORT-TERM INVESTMENT (3.3%)
UNITED STATES (3.3%)
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares	137,894	137,922
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.15%, 06/03/2021	24,465,000	24,465,000
Mercer County Pollution Control Revenue Commercial Paper Notes, 0.15%, 05/03/2021	13,600,000	13,600,000
Total Short-Term Investment		38,202,922
Total Investments (Cost $1,162,227,465) (d)—101.5%		1,163,128,017
Liabilities in Excess of Other Assets—(1.5)%		(17,542,208)
Net Assets—100.0%		$1,145,585,809

(a)	Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Illiquid security.
(d)	See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

FRN     Floating Rate Note

See accompanying Notes to Financial Statements.

42      2021 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

	Aberdeen Emerging Markets Debt Fund	Aberdeen Global Absolute Return Strategies Fund	Aberdeen Intermediate Municipal Income Fund	Aberdeen Short Duration High Yield Municipal Fund	Aberdeen Ultra Short Municipal Income Fund
Assets:
Investments, at value	$ 41,350,447	$ 4,096,715	$ 64,179,767	$ 325,476,010	$ 1,124,925,095
Short-term investments, at value	1,281,641	18,537,273	88,902	269,496	38,202,922
Cash	–	–	–	600,048	–
Foreign currency, at value	10,820	174,015	–	–	–
Cash collateral pledged for futures	–	136,329	–	–	–
Cash at broker for forward foreign currency contracts	90,000	–	–	–	–
Interest and dividends receivable	588,819	25,350	800,959	3,623,494	3,188,397
Receivable for investments sold	194,000	736,386	–	1,312,428	1,400,108
Receivable for capital shares issued	42,590	88	–	464,958	895,537
Receivable from Adviser	17,736	27,859	17,807	123,676	243,879
Unrealized appreciation on forward foreign currency exchange contracts	28,322	303,242	–	–	–
Tax reclaim receivable	–	1,279	–	–	–
Prepaid expenses	28,315	30,851	35,579	43,416	95,718
Total assets	43,632,690	24,069,387	65,123,014	331,913,526	1,168,951,656
Liabilities:
Due to custodian	120	–	–	–	1,400,108
Payable for investments purchased	639,952	736,386	790,248	4,954,842	19,958,726
Unrealized depreciation on forward foreign currency exchange contracts	105,142	348,155	–	–	–
Distributions payable	–	–	4,553	22,633	2,333
Payable for capital shares redeemed	7,921	23,517	4,500	136,502	1,222,308
Variation margin payable for centrally cleared swaps	–	7,293	–	–	–
Variation margin payable for futures contracts	–	1,526	–	–	–
Written options outstanding, at value	–	25,340	–	–	–
Accrued expenses and other payables:
Investment advisory fees	21,714	11,209	22,427	171,134	353,221
Custodian fees	26,559	187,057	5,167	13,025	36,261
Administration fees	2,895	1,495	4,222	25,497	74,385
Audit fees	22,539	21,318	20,829	16,108	25,406
Legal fees	2,597	1,035	3,062	29,422	50,615
Fund accounting fees	2,658	1,194	3,564	15,037	56,893
Sub-transfer agent and administrative services fees	1,364	1,367	880	8,609	38,898
Distribution fees	1,685	844	1,586	6,663	21,971
Transfer agent fees	2,741	3,333	14,279	1,727	7,058
Printing fees	2,173	5,757	2,922	–	–
Other accrued expenses	27,326	21,833	27,658	37,368	117,664
Total liabilities	867,386	1,398,659	905,897	5,438,567	23,365,847
Net Assets	$ 42,765,304	$ 22,670,728	$ 64,217,117	$326,474,959	$ 1,145,585,809

Cost:
Investments	$ 42,419,908	$ 4,001,815	$ 59,573,879	$ 318,157,565	$ 1,124,024,543
Short-term investment	1,281,641	18,537,099	88,902	269,496	38,202,922
Foreign currency	10,776	173,333	–	–	–
Premiums on written options	–	30,627	–	–	–
Represented by:
Capital	$ 47,656,372	$ 21,889,576	$ 59,913,254	$ 328,338,387	$ 1,145,292,938
Distributable earnings (accumulated loss)	(4,891,068)	781,152	4,303,863	(1,863,428)	292,871
Net Assets	$ 42,765,304	$ 22,670,728	$ 64,217,117	$ 326,474,959	$ 1,145,585,809

Net Assets:
Class A Shares	$ 252,432	$ 1,555,219	$ 6,642,717	$ 20,625,792	$ 214,170,220
Class A1 Shares	–	–	–	–	558,346
Class C Shares	17,262	719,316	274,919	10,157	–
Class R Shares	4,017,723	–	–	–	–
Institutional Service Class Shares	83,972	7,407,966	20,157	–	–
Institutional Class Shares	38,393,915	12,988,227	57,279,324	305,839,010	930,857,243
Total	$ 42,765,304	$ 22,670,728	$ 64,217,117	$ 326,474,959	$ 1,145,585,809

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	43

Statements of Assets and Liabilities (Unaudited) (concluded)

April 30, 2021

	Aberdeen Emerging Markets Debt Fund		Aberdeen Global Absolute Return Strategies Fund		Aberdeen Intermediate Municipal Income Fund		Aberdeen Short Duration High Yield Municipal Fund		Aberdeen Ultra Short Municipal Income Fund
Shares Outstanding (unlimited number of shares authorized):
Class A Shares	26,715		147,654		670,743		2,013,917		21,204,348
Class A1 Shares	–		–		–		–		55,245
Class C Shares	1,834		69,755		27,810		992		–
Class R Shares	427,556		–		–		–		–
Institutional Service Class Shares	8,863		699,300		2,033		–		–
Institutional Class Shares	4,048,791		1,216,810		5,779,088		29,858,019		92,689,750
Total	4,513,759		2,133,519		6,479,674		31,872,928		113,949,343

Net Asset Value and Redemption Price Per Share (Net assets by class divided by shares outstanding by class, respectively):
Class A Shares	$9.45		$10.53		$9.90		$10.24		$10.10
Class A1 Shares (b)	$–		$–		$–		$–		$10.11
Class C Shares (a)	$9.41		$10.31		$9.89		$10.24		$–
Class R Shares	$9.40		$–		$–		$–		$–
Institutional Service Class Shares	$9.47		$10.59		$9.91		$–		$–
Institutional Class Shares	$9.48		$10.67		$9.91		$10.24		$10.04
Maximum Offering Price Per Share (100%/(100% – maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares	$9.74		$10.86		$10.15		$10.50		$–
Class A1 Shares	–		–		–		–		10.15
Maximum Sales Charge:
Class A Shares	3.00	(c)%	3.00	(c)%	2.50	(d)%	2.50	(d)%	0.50%
Class A1 Shares	–%		–%		–%		–%		0.50%

(a)	For Class C Shares, the redemption price per share is reduced by 1.00% for shares held less than one year due to contingent deferred sales charge.
(b)	Unless you are otherwise eligible to purchase Class A1 shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.25% will be charged on Class A1 shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
(c)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
(d)	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 0.75% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Amounts	listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

44	2021 Semi-Annual Report

Statements of Operations (Unaudited)

For the Six-Month Period Ended April 30, 2021

	Aberdeen Emerging Markets Debt Fund	Aberdeen Global Absolute Return Strategies Fund	Aberdeen Intermediate Municipal Income Fund	Aberdeen Short Duration High Yield Municipal Fund	Aberdeen Ultra Short Municipal Income Fund
INVESTMENT INCOME:
Dividend income	$ –	$ 34,687	$ 10	$ 39	$ 34
Interest income	1,236,678	27,410	1,044,277	5,118,650	3,643,754
Foreign tax withholding	(93)	(1,512)	–	–	–
Total Income	1,236,585	60,585	1,044,287	5,118,689	3,643,788
EXPENSES:
Investment advisory fees	142,518	67,313	136,508	998,289	2,919,740
Trustee fees	1,998	857	2,553	11,086	43,407
Administration fees	19,002	8,975	25,696	124,840	467,158
Legal fees	2,266	967	2,892	72,711	49,855
Audit fees	21,435	30,212	19,725	20,926	24,274
Printing fees	3,335	6,008	4,450	16,304	30,024
Custodian fees	9,953	69,833	1,951	4,859	13,572
Transfer agent fees	6,242	8,144	30,592	13,837	25,711
Distribution fees Class A	365	1,585	8,235	26,605	300,718
Distribution fees Class A1	–	–	–	–	692
Distribution fees Class C	490	3,148	1,355	36	–
Distribution fees Class R	9,461	–	–	–	–
Sub-transfer agent Institutional Class	6,487	1,942	2,240	78,804	307,083
Sub-transfer agent and administrative service fees Class A	174	354	389	6,034	69,114
Sub-transfer agent and administrative service fees Class A1	–	–	–	–	7
Sub-transfer agent Class C	40	205	48	1	–
Sub-transfer agent and administrative service fees Class R	2,838	–	–	–	–
Sub-transfer agent and administrative service fees Institutional Service Class	22	4,912	–	–	–
Fund accounting fees	950	449	1,285	6,242	23,358
Registration and filing fees	32,961	27,383	27,982	31,415	73,176
Other	16,326	16,196	16,459	25,728	76,158
Total expenses before reimbursed/waived expenses	276,863	248,483	282,360	1,437,717	4,424,047
Interest Expense (a)	611	–	–	–	27
Total operating expenses before reimbursed/waived expenses	277,474	248,483	282,360	1,437,717	4,424,074
Expenses reimbursed	(109,119)	(165,561)	(111,783)	(396,748)	(1,606,186)
Net expenses	168,355	82,922	170,577	1,040,969	2,817,888
Net Investment Income/(Loss)	1,068,230	(22,337)	873,710	4,077,720	825,900
REALIZED/UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
Realized gain/(loss) on investment transactions	1,373,912	1,226,405	(296,841)	(1,813,051)	(244,671)
Realized gain/(loss) on futures contracts	–	(75,274)	–	–	–
Written options	–	31,554	–	–	–
Realized gain/(loss) on swap contracts	–	(16,843)	–	–	–
Realized gain/(loss) on forward foreign currency exchange contracts	(378,196)	(315,817)	–	–	–
Realized gain/(loss) on foreign currency transactions	(326)	156,161	–	–	–
Net realized gain/(loss) from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	995,390	1,006,186	(296,841)	(1,813,051)	(244,671)
Net change in unrealized appreciation/(depreciation) on investment transactions	1,062,412	(328,114)	1,554,303	9,206,546	1,445,144
Net change in unrealized appreciation/(depreciation) on swap contracts	–	(93,119)	–	–	–
Net change in unrealized appreciation/(depreciation) on futures contracts	–	68,369	–	–	–
Net change in unrealized appreciation/(depreciation) on written options	–	94,052	–	–	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	(175,096)	(145,759)	–	–	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	12,601	(381)	–	–	–
Net change in unrealized appreciation/(depreciation) from investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	899,917	(404,952)	1,554,303	9,206,546	1,445,144
Net realized/unrealized gain from investments, futures contracts, swaps and foreign currency transactions	1,895,307	601,234	1,257,462	7,393,495	1,200,473
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,963,537	$578,897	$2,131,172	$11,471,215	$2,026,373

(a)  See Note 9 for additional information.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	45

Statements of Changes in Net Assets

	Aberdeen Emerging Markets Debt Fund		Aberdeen Global Absolute Return Strategies Fund		Aberdeen Intermediate Municipal Income Fund (a)
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$ 1,068,230	$2,518,037	$ (22,337)	$ 145,516	$ 873,710	$ 1,965,910
Net realized gain/(loss) from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	995,390	(1,044,552)	1,006,186	164,840	(296,841)	106,838
Net change in unrealized appreciation/ (depreciation) on investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	899,917	(2,428,644)	(404,952)	468,325	1,554,303	(1,362,746)
Changes in net assets resulting from operations	2,963,537	(955,159)	578,897	778,681	2,131,172	710,002
Distributions to Shareholders From:
Distributable earnings:
Class A	(9,701)	(18,526)	(2,060)	(11,744)	(92,924)	(194,812)
Class C	(3,466)	(4,497)	(401)	(287)	(2,823)	(5,382)
Class R	(111,790)	(135,904)	–	–	–	(102)
Institutional Service Class	(2,623)	(1,479)	(17,552)	(172,288)	(305)	(613)
Institutional Class	(1,293,664)	(1,863,463)	(47,938)	(260,575)	(884,429)	(1,863,887)
Change in net assets from shareholder distributions	(1,421,244)	(2,023,869)	(67,951)	(444,894)	(980,481)	(2,064,796)
Change in net assets from capital transactions	(11,182,780)	3,508,099	384,641	8,688,209	(1,907,806)	(4,736,370)
Change in net assets	(9,640,487)	529,071	895,587	9,021,996	(757,115)	(6,091,164)
Net Assets:
Beginning of period	52,405,791	51,876,720	21,775,141	12,753,145	64,974,232	71,065,396
End of period	$42,765,304	$52,405,791	$22,670,728	$21,775,141	$64,217,117	$64,974,232

(a)	Effective February 28, 2020, Class R had zero assets. On February 28, 2020, the Aberdeen Intermediate Municipal Income Fund ceased offering Class R Shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

46	2021 Semi-Annual Report

Statements of Changes in Net Assets (continued)

	Aberdeen Emerging Markets Debt Fund		Aberdeen Global Absolute Return Strategies Fund		Aberdeen Intermediate Municipal Income Fund (a)
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$ 29,000	$ 352,813	$ 599,977	$ 479,659	$ 56,978	$ 168,732
Dividends reinvested	6,983	17,316	1,986	11,491	67,545	136,429
Cost of shares redeemed	(92,159)	(898,944)	(149,725)	(230,065)	(269,682)	(1,018,550)
Total Class A	(56,176)	(528,815)	452,238	261,085	(145,159)	(713,389)
Class C Shares
Proceeds from shares issued	–	159,820	150,000	591,129	1,496	38,410
Dividends reinvested	3,466	4,497	401	287	2,836	5,363
Cost of shares redeemed	(128,689)	(122,537)	(111,906)	(70,992)	(3,874)	(21,015)
Total Class C	(125,223)	41,780	38,495	520,424	458	22,758
Class R Shares
Proceeds from shares issued	641,317	463,579	–	–	–	–
Dividends reinvested	111,790	135,904	–	–	–	81
Cost of shares redeemed (b)	(382,703)	(1,102,856)	–	–	–	(11,652)
Total Class R	370,404	(503,373)	–	–	–	(11,571)
Institutional Service Class Shares
Proceeds from shares issued	417	63,322	405,751	630,476	–	20,956
Dividends reinvested	2,623	1,479	17,235	169,159	306	582
Cost of shares redeemed	(90)	(5,359)	(1,351,519)	(1,691,964)	(15)	(19,111)
Total Institutional Service Class	2,950	59,442	(928,533)	(892,329)	291	2,427
Institutional Class Shares
Proceeds from shares issued	3,893,374	9,083,124	1,306,465	11,383,780	664,415	1,689,260
Dividends reinvested	1,282,262	1,832,746	47,855	260,091	711,529	1,499,054
Cost of shares redeemed	(16,550,371)	(6,476,805)	(531,879)	(2,844,842)	(3,139,340)	(7,224,909)
Total Institutional Class	(11,374,735)	4,439,065	822,441	8,799,029	(1,763,396)	(4,036,595)
Change in net assets from capital transactions:	$(11,182,780)	$ 3,508,099	$384,641	$8,688,209	$(1,907,806)	$(4,736,370)

(a)	Effective February 28, 2020, Class R had zero assets. On February 28, 2020, the Aberdeen Intermediate Municipal Income Fund ceased offering Class R Shares.
(b)	Includes redemption fees, if any.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	47

Statements of Changes in Net Assets (concluded)

	Aberdeen Emerging Markets Debt Fund		Aberdeen Global Absolute Return Strategies Fund		Aberdeen Intermediate Municipal Income Fund (a)
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
SHARE TRANSACTIONS:
Class A Shares
Issued	3,045	37,203	56,884	47,338	5,734	17,181
Reinvested	725	1,819	188	1,142	6,842	13,932
Redeemed	(9,731)	(93,968)	(14,148)	(22,856)	(27,340)	(103,981)
Total Class A Shares	(5,961)	(54,946)	42,924	25,624	(14,764)	(72,868)
Class C Shares
Issued	–	16,467	14,515	58,660	152	3,885
Reinvested	361	478	39	29	288	549
Redeemed	(13,912)	(12,960)	(10,594)	(7,137)	(392)	(2,133)
Total Class C Shares	(13,551)	3,985	3,960	51,552	48	2,301
Class R Shares
Issued	68,015	49,525	–	–	–	–
Reinvested	11,669	14,469	–	–	–	9
Redeemed	(40,649)	(121,144)	–	–	–	(1,150)
Total Class R Shares	39,035	(57,150)	–	–	–	(1,141)
Institutional Service Class Shares
Issued	43	6,558	37,774	62,094	–	2,067
Reinvested	272	157	1,623	16,748	31	59
Redeemed	(9)	(590)	(127,731)	(166,979)	(2)	(2,068)
Total Institutional Service Class Shares	306	6,125	(88,334)	(88,137)	29	58
Institutional Class Shares
Issued	401,547	967,952	122,263	1,110,411	67,249	172,791
Reinvested	132,877	194,571	4,472	25,574	72,021	152,982
Redeemed	(1,702,599)	(719,093)	(49,354)	(275,955)	(317,536)	(737,200)
Total Institutional Class Shares	(1,168,175)	443,430	77,381	860,030	(178,266)	(411,427)
Total change in shares:	(1,148,346)	341,444	35,931	849,069	(192,953)	(483,077)

(a)	Effective February 28, 2020, Class R had zero assets. On February 28, 2020, the Aberdeen Intermediate Municipal Income Fund ceased offering Class R Shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

48	2021 Semi-Annual Report

Statements of Changes in Net Assets

	Aberdeen Short Duration High Yield Municipal Fund		Aberdeen Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$ 4,077,720	$ 8,038,965	$ 825,900	$ 9,180,811
Net realized gain/(loss) from investments, futures contracts, swap contracts, forward foreign currency contracts and foreign currency transactions	(1,813,051)	(1,967,350)	(244,671)	7,091
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,206,546	(5,731,312)	1,445,144	(628,850)
Changes in net assets resulting from operations	11,471,215	340,303	2,026,373	8,559,052
Distributions to Shareholders From:
Distributable earnings:
Class A	(249,993)	(713,836)	(29,326)	(1,509,615)
Class A1	–	–	(67)	(437)
Class C	(52)	–	–	–
Institutional Class	(3,780,598)	(7,291,360)	(793,823)	(7,684,814)
Change in net assets from shareholder distributions	(4,030,643)	(8,005,196)	(823,216)	(9,194,866)
Change in net assets from capital transactions	26,465,101	42,940,733	(47,666,830)	307,268,709
Change in net assets	33,905,673	35,275,840	(46,463,673)	306,632,895
Net Assets:
Beginning of period	292,569,286	257,293,446	1,192,049,482	885,416,587
End of period	$326,474,959	$292,569,286	$1,145,585,809	$1,192,049,482

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	49

Statements of Changes in Net Assets (concluded)

	Aberdeen Short Duration High Yield Municipal Fund		Aberdeen Ultra Short Municipal Income Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2020
CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$ 3,678,262	$ 6,852,944	$ 38,502,603	$ 248,534,228
Dividends reinvested	243,140	698,600	29,517	1,489,406
Cost of shares redeemed	(6,246,442)	(11,919,000)	(87,713,777)	(191,270,157)
Total Class A	(2,325,040)	(4,367,456)	(49,181,657)	58,753,477
Class A1 Shares
Proceeds from shares issued	–	–	–	522,320
Dividends reinvested	–	–	70	436
Cost of shares redeemed	–	–	(15)	–
Total Class A1	–	–	55	522,756
Class C Shares
Proceeds from shares issued	10,000	–	–	–
Dividends reinvested	44	–	–	–
Cost of shares redeemed	–	–	–	–
Total Class C	10,044	–	–	–
Institutional Class Shares
Proceeds from shares issued	97,799,255	156,905,352	518,790,878	951,189,708
Dividends reinvested	2,896,098	5,941,741	682,412	6,439,517
Cost of shares redeemed	(71,915,256)	(115,538,904)	(517,958,518)	(709,636,749)
Total Institutional Class	28,780,097	47,308,189	1,514,772	247,992,476
Change in net assets from capital transactions:	$26,465,101	$ 42,940,733	$ (47,666,830)	$ 307,268,709
SHARE TRANSACTIONS:
Class A Shares
Issued	361,437	673,668	3,813,266	24,628,361
Reinvested	23,913	69,375	2,924	147,584
Redeemed	(614,458)	(1,190,504)	(8,686,298)	(18,956,286)
Total Class A Shares	(229,108)	(447,461)	(4,870,108)	5,819,659
Class A1 Shares
Issued	–	–	–	51,715
Reinvested	–	–	7	43
Redeemed	–	–	(2)	–
Total Class A1 Shares	–	–	5	51,758
Class C Shares
Issued	988	–	–	–
Reinvested	4	–	–	–
Redeemed	–	–	–	–
Total Class C Shares	992	–	–	–
Institutional Class Shares
Issued	9,606,976	15,559,801	51,670,607	94,804,201
Reinvested	284,692	590,112	67,969	641,628
Redeemed	(7,062,911)	(11,531,243)	(51,596,606)	(70,726,848)
Total Institutional Class Shares	2,828,757	4,618,670	141,970	24,718,981
Total change in shares:	2,600,641	4,171,209	(4,728,133)	30,590,398

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

50	2021 Semi-Annual Report

Financial Highlights

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Debt Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 9.24	$ 0.20	$ 0.31	$ 0.51	$(0.30)	$ –	$(0.30)	$ 9.45
Year Ended October 31, 2020	9.72	0.43	(0.58)	(0.15)	(0.33)	–	(0.33)	9.24
Year Ended October 31, 2019	8.97	0.50	0.62	1.12	(0.37)	–	(0.37)	9.72
Year Ended October 31, 2018	10.27	0.47	(1.26)	(0.79)	(0.51)	–	(0.51)	8.97
Year Ended October 31, 2017	9.73	0.49	0.30	0.79	(0.25)	–	(0.25)	10.27
Year Ended October 31, 2016	8.77	0.57	0.65	1.22	(0.22)	(0.04)	(0.26)	9.73
Class C Shares
Six Months Ended April 30, 2021*	9.19	0.16	0.34	0.50	(0.28)	–	(0.28)	9.41
Year Ended October 31, 2020	9.69	0.36	(0.58)	(0.22)	(0.28)	–	(0.28)	9.19
Year Ended October 31, 2019	8.90	0.44	0.64	1.08	(0.29)	–	(0.29)	9.69
Year Ended October 31, 2018	10.22	0.43	(1.28)	(0.85)	(0.47)	–	(0.47)	8.90
Year Ended October 31, 2017	9.68	0.44	0.29	0.73	(0.19)	–	(0.19)	10.22
Year Ended October 31, 2016	8.76	0.57	0.59	1.16	(0.21)	(0.03)	(0.24)	9.68
Class R Shares
Six Months Ended April 30, 2021*	9.19	0.19	0.31	0.50	(0.29)	–	(0.29)	9.40
Year Ended October 31, 2020	9.69	0.39	(0.57)	(0.18)	(0.32)	–	(0.32)	9.19
Year Ended October 31, 2019	8.93	0.47	0.64	1.11	(0.35)	–	(0.35)	9.69
Year Ended October 31, 2018	10.25	0.46	(1.28)	(0.82)	(0.50)	–	(0.50)	8.93
Year Ended October 31, 2017	9.72	0.47	0.30	0.77	(0.24)	–	(0.24)	10.25
Year Ended October 31, 2016	8.77	0.51	0.69	1.20	(0.22)	(0.03)	(0.25)	9.72
Institutional Service Class Shares
Six Months Ended April 30, 2021*	9.25	0.22	0.31	0.53	(0.31)	–	(0.31)	9.47
Year Ended October 31, 2020	9.76	0.46	(0.59)	(0.13)	(0.38)	–	(0.38)	9.25
Year Ended October 31, 2019	8.99	0.53	0.65	1.18	(0.41)	–	(0.41)	9.76
Year Ended October 31, 2018	10.30	0.52	(1.28)	(0.76)	(0.55)	–	(0.55)	8.99
Year Ended October 31, 2017	9.75	0.54	0.30	0.84	(0.29)	–	(0.29)	10.30
Year Ended October 31, 2016	8.78	0.64	0.61	1.25	(0.24)	(0.04)	(0.28)	9.75
Institutional Class Shares
Six Months Ended April 30, 2021*	9.26	0.21	0.32	0.53	(0.31)	–	(0.31)	9.48
Year Ended October 31, 2020	9.76	0.46	(0.58)	(0.12)	(0.38)	–	(0.38)	9.26
Year Ended October 31, 2019	8.99	0.51	0.67	1.18	(0.41)	–	(0.41)	9.76
Year Ended October 31, 2018	10.29	0.52	(1.28)	(0.76)	(0.54)	–	(0.54)	8.99
Year Ended October 31, 2017	9.74	0.54	0.29	0.83	(0.28)	–	(0.28)	10.29
Year Ended October 31, 2016	8.77	0.65	0.60	1.25	(0.24)	(0.04)	(0.28)	9.74

*     Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	51

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Emerging Markets Debt Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)		Ratio of Net Investment Income to Average Net Assets (d)	Portfolio Turnover (c)(f)

5.45%		$ 252	1.02	%(g)	1.45	%(g)	4.14%	35.98%
(1.53%)		302	1.02	%(g)	1.44	%(g)	4.57%	63.45%
12.81%		852	1.07%		1.61%		5.37%	71.06%
(7.91%)		1,050	1.31%		1.93%		4.78%	56.02%
8.21%		1,987	1.37%		2.15%		4.85%	64.37%
14.45	%(h)	247	1.20	%(g)	1.79	%(g)	5.88%	103.26%

5.34%		17	1.65	%(g)	2.17	%(g)	3.40%	35.98%
(2.34%)		141	1.65	%(g)	2.16	%(g)	3.90%	63.45%
12.36%		110	1.70%		2.31%		4.75%	71.06%
(8.58%)		304	1.90%		2.58%		4.52%	56.02%
7.57%		261	1.90%		2.75%		4.46%	64.37%
13.62	%(h)	390	1.90	%(g)	2.53	%(g)	6.39%	103.26%

5.38%		4,018	1.30	%(g)	1.73	%(g)	3.99%	35.98%
(1.94%)		3,572	1.30	%(g)	1.72	%(g)	4.28%	63.45%
12.69%		4,318	1.31%		1.85%		5.05%	71.06%
(8.25%)		3,826	1.55%		2.17%		4.79%	56.02%
7.96%		2,934	1.56%		2.34%		4.72%	64.37%
14.22	%(h)	1,493	1.40	%(g)	1.99	%(g)	5.04%	103.26%

5.63%		84	0.71	%(g)	1.14	%(g)	4.60%	35.98%
(1.36%)		79	0.65%		1.07%		4.96%	63.45%
13.43%		24	0.68%		1.22%		5.66%	71.06%
(7.63%)		20	0.89%		1.52%		5.38%	56.02%
8.67%		22	0.90%		1.68%		5.43%	64.37%
14.76	%(h)	20	0.90	%(g)	1.49	%(g)	7.01%	103.26%

5.62%		38,394	0.65	%(g)	1.11	%(g)	4.50%	35.98%
(1.29%)		48,312	0.65	%(g)	1.10	%(g)	4.95%	63.45%
13.40%		46,573	0.67%		1.25%		5.43%	71.06%
(7.58%)		18,720	0.90%		1.58%		5.41%	56.02%
8.62%		18,365	0.90%		1.76%		5.42%	64.37%
14.78	%(h)	16,825	0.90	%(g)	1.49	%(g)	7.37%	103.26%

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Includes interest expense that amounts to less than 0.01%.
(h)	Included within Net Realized and Unrealized Gains (Losses) on Investments per share is a payment from affiliate. If such payment was excluded, the total return would have been 14.33% for Class A Shares, 13.15% for Class C Shares, 13.87% for Class R Shares, 14.41% for Institutional Service Class Shares and 14.31% for Institutional Class Shares.

52	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Absolute Return Strategies Fund

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$10.29	$(0.02)	$0.28	$0.26	$(0.02)	$ –	$(0.02)	$10.53
Year Ended October 31, 2020	10.13	0.04	0.29	0.33	(0.17)	–	(0.17)	10.29
Year Ended October 31, 2019	10.41	0.17	0.25	0.42	(0.60)	(0.10)	(0.70)	10.13
Year Ended October 31, 2018	10.22	0.17	0.05	0.22	–	(0.03)	(0.03)	10.41
Year Ended October 31, 2017	10.18	0.13	0.02	0.15	–	(0.11)	(0.11)	10.22
Year Ended October 31, 2016	9.41	0.13 (h)	0.67	0.80	(0.03)	–	(0.03)	10.18
Class C Shares
Six Months Ended April 30, 2021*	10.10	(0.06)	0.28	0.22	(0.01)	–	(0.01)	10.31
Year Ended October 31, 2020	9.87	(0.07)	0.32	0.25	(0.02)	–	(0.02)	10.10
Year Ended October 31, 2019	10.09	0.10	0.24	0.34	(0.46)	(0.10)	(0.56)	9.87
Year Ended October 31, 2018	9.97	0.09	0.06	0.15	–	(0.03)	(0.03)	10.09
Year Ended October 31, 2017	10.01	0.06	0.01	0.07	–	(0.11)	(0.11)	9.97
Year Ended October 31, 2016	9.30	0.05 (h)	0.68	0.73	(0.02)	–	(0.02)	10.01
Institutional Service Class Shares
Six Months Ended April 30, 2021*	10.35	(0.01)	0.28	0.27	(0.03)	–	(0.03)	10.59
Year Ended October 31, 2020	10.20	0.06	0.29	0.35	(0.20)	–	(0.20)	10.35
Year Ended October 31, 2019	10.47	0.19	0.27	0.46	(0.63)	(0.10)	(0.73)	10.20
Year Ended October 31, 2018	10.26	0.18	0.06	0.24	–	(0.03)	(0.03)	10.47
Year Ended October 31, 2017	10.21	0.15	0.01	0.16	–	(0.11)	(0.11)	10.26
Year Ended October 31, 2016	9.42	0.14 (h)	0.68	0.82	(0.03)	–	(0.03)	10.21
Institutional Class Shares
Six Months Ended April 30, 2021*	10.43	(0.01)	0.29	0.28	(0.04)	–	(0.04)	10.67
Year Ended October 31, 2020	10.30	0.08	0.26	0.34	(0.21)	–	(0.21)	10.43
Year Ended October 31, 2019	10.55	0.20	0.27	0.47	(0.62)	(0.10)	(0.72)	10.30
Year Ended October 31, 2018	10.33	0.20	0.05	0.25	–	(0.03)	(0.03)	10.55
Year Ended October 31, 2017	10.26	0.16	0.02	0.18	–	(0.11)	(0.11)	10.33
Year Ended October 31, 2016	9.46	0.16 (h)	0.68	0.84	(0.04)	–	(0.04)	10.26

*      Unaudited

(a)  Net investment income/(loss) is based on average shares outstanding during the period.

(b)  Excludes sales charge.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	53

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Global Absolute Return Strategies Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets (d)		Portfolio Turnover (c)(f)

2.52%		$ 1,555	0.96%		2.42%		(0.40%)		249.48%
3.26%		1,078	0.97	%(g)	2.52	%(g)	0.35%		238.35%
4.41%		802	1.18	%(g)	3.04	%(g)	1.69%		53.05%
2.10%		1,119	1.12	%(g)	2.79	%(g)	1.60%		62.39%
1.53%		806	1.17	%(g)	2.74	%(g)	1.29%		91.26%
8.55	%(h)	1,824	1.13	%(g)	2.34	%(g)	1.38	%(h)	219.22%
2.14%		719	1.65%		3.17%		(1.12%)		249.48%
2.54%		664	1.66	%(g)	3.30	%(g)	(0.69%)		238.35%
3.68%		141	1.86	%(g)	3.83	%(g)	1.02%		53.05%
1.45%		277	1.85	%(g)	3.65	%(g)	0.86%		62.39%
0.75	%(i)	247	1.85	%(g)	3.53	%(g)	0.62%		91.26%
7.87	%(h)	403	1.85	%(g)	3.15	%(g)	0.52	%(h)	219.22%
2.56	%(i)	7,408	0.78%		2.23%		(0.24%)		249.48%
3.45	%(i)	8,148	0.80	%(g)	2.35	%(g)	0.62%		238.35%
4.72%		8,934	1.00	%(g)	2.86	%(g)	1.86%		53.05%
2.29%		9,768	0.96	%(g)	2.63	%(g)	1.75%		62.39%
1.62%		10,553	1.02	%(g)	2.59	%(g)	1.47%		91.26%
8.76	%(h)	10,940	1.01	%(g)	2.22	%(g)	1.43	%(h)	219.22%
2.67%		12,988	0.65%		2.14%		(0.11%)		249.48%
3.34	%(i)	11,885	0.66	%(g)	2.24	%(g)	0.74%		238.35%
4.82	%(i)	2,876	0.86	%(g)	2.84	%(g)	1.98%		53.05%
2.47%		5,521	0.85	%(g)	2.70	%(g)	1.94%		62.39%
1.81	%(i)	1,685	0.85	%(g)	2.56	%(g)	1.60%		91.26%
8.87	%(h)	2,583	0.85	%(g)	2.12	%(g)	1.61	%(h)	219.22%

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Interest expense is less than 0.001%.
(h)	Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years' custodian out-of-pocket fees. If such amounts were excluded, the impact to Net Investment Income per share would be $0.01, $0.01, $0.01 and $0.01, the impact to Total Return would be 0.11%, 0.11%, 0.11% and 0.11%, and the impact to Ratio of Net Investment Income to Average Net Assets would be, 0.20%, 0.11%, 0.09% and 0.16% for Class A, Class C, Institutional Service Class and Institutional Class, respectively.
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

54	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Intermediate Municipal Income Fund

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 9.73	$ 0.12	$ 0.19	$ 0.31	$ (0.12)	$ (0.02)	$ (0.14)	$ 9.90
Year Ended October 31, 2020	9.92	0.26	(0.18)	0.08	(0.26)	(0.01)	(0.27)	9.73
Year Ended October 31, 2019	9.54	0.28	0.38	0.66	(0.28)	– (h)	(0.28)	9.92
Year Ended October 31, 2018	9.89	0.29	(0.35)	(0.06)	(0.29)	–	(0.29)	9.54
Year Ended October 31, 2017	10.11	0.29	(0.22)	0.07	(0.29)	–	(0.29)	9.89
Year Ended October 31, 2016	10.19	0.30	(0.08)	0.22	(0.30)	–	(0.30)	10.11
Class C Shares
Six Months Ended April 30, 2021*	9.71	0.09	0.20	0.29	(0.09)	(0.02)	(0.11)	9.89
Year Ended October 31, 2020	9.91	0.18	(0.19)	(0.01)	(0.18)	(0.01)	(0.19)	9.71
Year Ended October 31, 2019	9.52	0.21	0.39	0.60	(0.21)	– (h)	(0.21)	9.91
Year Ended October 31, 2018	9.87	0.21	(0.35)	(0.14)	(0.21)	–	(0.21)	9.52
Year Ended October 31, 2017	10.09	0.22	(0.22)	–	(0.22)	–	(0.22)	9.87
Year Ended October 31, 2016	10.18	0.23	(0.09)	0.14	(0.23)	–	(0.23)	10.09
Class R Shares
Year Ended October 31, 2020	9.93	–	(9.86)	(9.86)	(0.06)	(0.01)	(0.07)	–
Year Ended October 31, 2019	9.54	0.25	0.40	0.65	(0.26)	– (h)	(0.26)	9.93
Year Ended October 31, 2018	9.90	0.26	(0.36)	(0.10)	(0.26)	–	(0.26)	9.54
Year Ended October 31, 2017	10.12	0.27	(0.23)	0.04	(0.26)	–	(0.26)	9.90
Year Ended October 31, 2016	10.20	0.28	(0.08)	0.20	(0.28)	–	(0.28)	10.12
Institutional Service Class Shares
Six Months Ended April 30, 2021*	9.74	0.13	0.19	0.32	(0.13)	(0.02)	(0.15)	9.91
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74
Year Ended October 31, 2019	9.54	0.30	0.40	0.70	(0.31)	– (h)	(0.31)	9.93
Year Ended October 31, 2018	9.89	0.31	(0.35)	(0.04)	(0.31)	–	(0.31)	9.54
Year Ended October 31, 2017	10.12	0.31	(0.23)	0.08	(0.31)	–	(0.31)	9.89
Year Ended October 31, 2016	10.20	0.33	(0.08)	0.25	(0.33)	–	(0.33)	10.12
Institutional Class Shares
Six Months Ended April 30, 2021*	9.74	0.13	0.19	0.32	(0.13)	(0.02)	(0.15)	9.91
Year Ended October 31, 2020	9.93	0.28	(0.18)	0.10	(0.28)	(0.01)	(0.29)	9.74
Year Ended October 31, 2019	9.55	0.30	0.39	0.69	(0.31)	– (h)	(0.31)	9.93
Year Ended October 31, 2018	9.90	0.31	(0.35)	(0.04)	(0.31)	–	(0.31)	9.55
Year Ended October 31, 2017	10.12	0.32	(0.23)	0.09	(0.31)	–	(0.31)	9.90
Year Ended October 31, 2016	10.20	0.33	(0.08)	0.25	(0.33)	–	(0.33)	10.12

*	Unaudited
(a)	Net investment income/(loss) is based on average shares outstanding during the period.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	55

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Intermediate Municipal Income Fund (concluded)

		Ratios/Supplemental Data

Total Return (b)(c)		Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(d)		Ratio of Net Investment Income to Average Net Assets (d)	Portfolio Turnover (c)(f)

3.18%		$ 6,643	0.76%		1.10%		2.49%	27.60%
0.83%		6,670	0.76	%(g)	1.09	%(g)	2.63%	55.63%
7.05%		7,526	0.76	%(g)	1.16	%(g)	2.84%	58.33%
(0.65%)		7,141	0.80%		1.08%		2.95%	14.38%
0.72%		9,084	0.88	%(g)	1.05	%(g)	2.92%	16.25%
2.19%		10,798	0.88%		1.03%		2.96%	10.71%

2.91	%(i)	275	1.50%		1.88%		1.75%	27.60%
(0.01%)		270	1.50	%(g)	1.87	%(g)	1.89%	55.63%
6.39%		252	1.50	%(g)	1.93	%(g)	2.12%	58.33%
(1.39%)		279	1.55%		1.87%		2.20%	14.38%
(0.02%)		542	1.62	%(g)	1.83	%(g)	2.21%	16.25%
1.36%		851	1.62%		1.82%		2.24%	10.71%

–		–	–	(g)	–	(g)	–	–
6.91%		11	1.00	%(g)	1.39	%(g)	2.60%	58.33%
(1.00%)		11	1.04%		1.32%		2.71%	14.38%
0.47%		11	1.12	%(g)	1.29	%(g)	2.67%	16.25%
1.96%		11	1.12%		1.27%		2.72%	10.71%

3.31%		20	0.50%		0.84%		2.74%	27.60%
1.09%		20	0.50	%(g)	0.83	%(g)	2.87%	55.63%
7.43%		19	0.50	%(g)	0.90	%(g)	3.10%	58.33%
(0.40%)		18	0.54%		0.82%		3.21%	14.38%
0.79%		18	0.69	%(g)	0.86	%(g)	3.10%	16.25%
2.48%		28	0.62%		0.77%		3.22%	10.71%

3.31%		57,279	0.50%		0.85%		2.75%	27.60%
1.10%		58,015	0.50	%(g)	0.84	%(g)	2.89%	55.63%
7.32%		63,256	0.50	%(g)	0.90	%(g)	3.11%	58.33%
(0.39%)		65,428	0.54%		0.83%		3.21%	14.38%
0.98%		71,362	0.62	%(g)	0.79	%(g)	3.18%	16.25%
2.47%		79,279	0.62%		0.77%		3.23%	10.71%

(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	Interest expense is less than 0.001%.
(h)	Less than $0.005 per share.
(i)	The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

56	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Short Duration High Yield Municipal Fund

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net Investment Income		Total from Investment Activities	Net Investment Income	Tax Return of Capital		Total Distributions	Redemption Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 9.99	$ 0.12	(f)	$ 0.37	$ (0.12)	$ –		$ (0.12)	$ –		$ 10.24
Year Ended October 31, 2020	10.25	0.29	(f)	0.02	(0.28)	–		(0.28)	–		9.99
Year Ended October 31, 2019	10.07	0.30	(f)	0.48	(0.30)	–		(0.30)	–		10.25
Year Ended October 31, 2018(h)	10.24	0.31	(f)	0.14	(0.31)	0.00	(i)	(0.31)	0.00	(i)	10.07
Year Ended October 31, 2017	10.34	0.28		0.18	(0.28)	–		(0.28)	0.00	(i)	10.24
Year Ended October 31, 2016	10.29	0.32		0.36	(0.31)	–		(0.31)	0.00	(i)	10.34
Class C Shares(j)
Six Months Ended April 30, 2021*	10.13	0.06	(f)	0.17	(0.06)	–		(0.06)	–		10.24
Institutional Class Shares
Six Months Ended April 30, 2021*	9.99	0.13	(f)	0.38	(0.13)	–		(0.13)	–		10.24
Year Ended October 31, 2020	10.25	0.31	(f)	0.05	(0.31)	–		(0.31)	–		9.99
Year Ended October 31, 2019	10.07	0.32	(f)	0.50	(0.32)	–		(0.32)	–		10.25
Year Ended October 31, 2018(h)	10.24	0.33	(f)	0.17	(0.34)	0.00	(i)	(0.34)	0.00	(i)	10.07
Year Ended October 31, 2017	10.34	0.31		0.21	(0.31)	–		(0.31)	0.00	(i)	10.24
Year Ended October 31, 2016	10.29	0.34		0.39	(0.34)	–		(0.34)	0.00	(i)	10.34

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(f)	Net investment income/(loss) is based on average shares outstanding during the period.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	57

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Short Duration High Yield Municipal Fund (concluded)

	Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(c)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

3.70%	$ 20,626	0.90%		1.16%		2.38%	36.19%
0.25%	22,417	0.90	%(g)	1.12	%(g)	2.84%	149.01%
4.78%	27,577	0.90%		1.13%		2.96%	104.52%
1.42%	29,433	0.91	%(g)	1.11	%(g)	3.03%	86.19%
1.82%	50,906	0.90	%(g)	1.09	%(g)	2.78%	151.00%
3.58%	35,705	0.93	%(g)	1.12	%(g)	3.03%	132.00%

4.73%	10	1.65%		1.89%		1.64%	36.19%

3.83%	305,839	0.65%		0.90%		2.63%	36.19%
0.51%	270,153	0.65	%(g)	0.87	%(g)	3.07%	149.01%
5.05%	229,716	0.65	%(g)	0.90	%(g)	3.19%	104.52%
1.67%	177,810	0.66	%(g)	0.87	%(g)	3.27%	86.19%
2.08%	207,427	0.65	%(g)	0.84	%(g)	3.04%	151.00%
3.84%	153,300	0.68	%(g)	0.88	%(g)	3.28%	132.00%

(g)	Includes interest expense that amounts to less than 0.01% for the years ended October 31, 2020 and October 31, 2017. Includes interest expense that amounts to 0.01% for the years ended October 31, 2018 and October 31, 2016.
(h)	Beginning with the year ended October 31, 2018, the Fund was audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
(i)	Less than $0.005 per share.
(j)	For the period from December 21, 2020 (commencement of operations) through April 30, 2021.

58	2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Ultra Short Municipal Income Fund

		Investment Activities					Distributions

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Distributions	Redemption Fees		Net Asset Value, End of Period
Class A Shares
Six Months Ended April 30, 2021*	$ 10.09	$ –	(f)(g)	$ 0.01		$ 0.01	$ – (g)	$ – (g)	$ –		$ 10.10
Year Ended October 31, 2020	10.10	0.07	(f)	–	(g)	0.07	(0.08)	(0.08)	–		10.09
Year Ended October 31, 2019	10.09	0.13	(f)	0.01		0.14	(0.13)	(0.13)	–		10.10
Year Ended October 31, 2018(i)	10.09	0.11	(f)	0.00		0.11	(0.11)	(0.11)	0.00	(g)	10.09
Year Ended October 31, 2017	10.09	0.06		(0.00	)(g)	0.06	(0.06)	(0.06)	0.00	(g)	10.09
Year Ended October 31, 2016	10.10	0.04		(0.01)		0.03	(0.04)	(0.04)	0.00	(g)	10.09
Class A1 Shares
Six Months Ended April 30, 2021*	10.10	–	(f)(g)	0.01		0.01	– (g)	– (g)	–		10.11
Year Ended October 31, 2020	10.10	0.03	(f)	0.05		0.08	(0.08)	(0.08)	–		10.10
Year Ended October 31, 2019(j)	10.10	0.08		–	(g)	0.08	(0.08)	(0.08)	–		10.10
Institutional Class Shares
Six Months Ended April 30, 2021*	10.03	0.01	(f)	0.01		0.02	(0.01)	(0.01)	–		10.04
Year Ended October 31, 2020	10.04	0.10	(f)	(0.01)		0.09	(0.10)	(0.10)	–		10.03
Year Ended October 31, 2019	10.04	0.15	(f)	–		0.15	(0.15)	(0.15)	–		10.04
Year Ended October 31, 2018(i)	10.04	0.13	(f)	0.00		0.13	(0.13)	(0.13)	0.00	(g)	10.04
Year Ended October 31, 2017	10.04	0.09		(0.00	)(g)	0.09	(0.09)	(0.09)	0.00	(g)	10.04
Year Ended October 31, 2016	10.04	0.06		(0.00	)(g)	0.06	(0.06)	(0.06)	0.00	(g)	10.04

*	Unaudited
(a)	Excludes sales charge.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Amounts listed as "–" are $0 or round to $0.

See accompanying Notes to Financial Statements.

2021 Semi-Annual Report	59

Financial Highlights (concluded)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

Aberdeen Ultra Short Municipal Income Fund (concluded)

	Ratios/Supplemental Data

Total Return (a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses (Net of Reimbursements/ Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets (c)	Portfolio Turnover (b)(e)

0.11%	$ 214,170	0.61	%(h)	0.95	%(h)	0.02%	118.47%
0.69%	263,068	0.70	%(h)	0.94	%(h)	0.72%	299.40%
1.36%	204,501	0.70%		0.95%		1.25%	231.49%
1.09%	223,255	0.70%		0.92%		1.08%	177.63%
0.62%	211,265	0.69%		0.90%		0.62%	214.00%
0.29%	206,259	0.68%		0.99%		0.39%	143.00%

0.11%	558	0.60	%(h)	0.89	%(h)	0.03%	118.47%
0.79%	558	0.70	%(h)	0.90	%(h)	0.34%	299.40%
0.81%	35	0.70%		0.94%		1.13%	231.49%

0.19%	930,857	0.45	%(h)	0.71	%(h)	0.17%	118.47%
0.94%	928,424	0.45	%(h)	0.71	%(h)	0.98%	299.40%
1.51%	680,881	0.45%		0.72%		1.50%	231.49%
1.34%	802,312	0.45%		0.67%		1.32%	177.63%
0.87%	896,624	0.44%		0.65%		0.86%	214.00%
0.64%	905,843	0.43%		0.74%		0.64%	143.00%

(f)	Net investment income/(loss) is based on average shares outstanding during the period.
(g)	Less than $0.005 per share.
(h)	Includes interest expense that amounts to less than 0.01%.
(i)	Beginning with the year ended October 31, 2018, the Fund was audited by KPMG LLP. Previous years were audited by a different independent registered public accounting firm.
(j)	For the period from February 28, 2019 (commencement of operations) through October 31, 2019.

60	2021 Semi-Annual Report

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. Organization

Aberdeen Funds (the "Trust") was organized as a statutory trust under the laws of the state of Delaware by a Certificate of Trust filed on September 27, 2007 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of April 30, 2021, the Trust had authorized an unlimited number of shares of beneficial interest ("shares") without par value. As of April 30, 2021, the Trust operated seventeen (17) separate series, or mutual funds, each with its own investment objective(s) and strategies. This report contains the financial statements and financial highlights of the five (5) funds listed below (each a "Fund"; collectively, the "Funds"):

–  Aberdeen Emerging Markets Debt Fund ("Emerging Markets Debt Fund")

–  Aberdeen Global Absolute Return Strategies Fund ("Global Absolute Return Strategies Fund")*

–  Aberdeen Intermediate Municipal Income Fund ("Intermediate Municipal Income Fund")

–  Aberdeen Short Duration High Yield Municipal Fund ("Short Duration High Yield Municipal Fund")

–  Aberdeen Ultra Short Municipal Income Fund ("Ultra Short Municipal Income Fund")

2. Summary of Significant Accounting Policies

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

a.      Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Funds' Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the "Valuation Time" subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument's level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has

2021 Semi-Annual Report	61

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the "Board"). If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional "round lot" size, and the strategies employed by Aberdeen Standard Investments Inc. ("Aberdeen," the "Adviser" or "ASII") generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, "odd lot" sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. Each Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a "government money market fund" pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value ("NAV"). Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund's assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security's market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds' Pricing Committee (the "Pricing Committee"), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
•	Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

62	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Funds' investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1	Level 2	Level 3	Total
Emerging Markets Debt Fund
Investments in Securities
Corporate Bonds	$ –	$ 9,919,141	$ –	$ 9,919,141
Government Bonds	–	31,442,262	–	31,442,262
Money Market Funds	1,281,641	–	–	1,281,641
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	–	28,322	–	28,322
Liabilities
Forward Foreign Currency Exchange Contracts	–	(105,142)	–	(105,142)
	$ 1,281,641	$ 41,284,583	$ –	$ 42,566,224
Global Absolute Return Strategies Fund
Investments in Securities
Common Stocks	$ 2,017,037	$ 1,176,006	$ –	$ 3,193,043
Government Bonds	–	890,593	–	890,593
Preferred Stocks	13,079	–	–	13,079
Certificates of Deposit	–	5,132,771	–	5,132,771
Money Market Funds	3,905,009	–	–	3,905,009
U.S. Treasuries	–	9,499,493	–	9,499,493
Other Financial Instruments
Assets
Futures Contracts	114,459	–	–	114,459
Forward Foreign Currency Exchange Contracts	–	303,242	–	303,242
Centrally Cleared Credit Default Swap Contracts	–	90,856	–	90,856
Centrally Cleared Interest Rate Swap Agreements	–	157,259	–	157,259
Written Options	5,765	–	–	5,765
Liabilities
Futures Contracts	(30,335)	–	–	(30,335)
Forward Foreign Currency Exchange Contracts	–	(348,155)	–	(348,155)
Centrally Cleared Credit Default Swap Contracts	–	(1,112)	–	(1,112)
Centrally Cleared Interest Rate Swap Agreements	–	(297,166)	–	(297,166)
Written Options	(478)	–	–	(478)
	$ 6,024,536	$ 16,603,787	$ –	$ 22,628,323
Intermediate Municipal Income Fund
Investments in Securities
Municipal Bonds	$ –	$ 64,179,767	$ –	$ 64,179,767
Short-Term Investment	88,902	–	–	88,902
	$ 88,902	$ 64,179,767	$ –	$ 64,268,669

2021 Semi-Annual Report	63

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Investments, at Value	Level 1	Level 2	Level 3	Total
Short Duration High Yield Municipal Fund
Investments in Securities
Municipal Bonds	$ –	$ 325,476,010	$ –	$ 325,476,010
Short-Term Investment	269,496	–	–	269,496
	$ 269,496	$ 325,476,010	$ –	$ 325,745,506
Ultra Short Municipal Income Fund
Investments in Securities
Municipal Bonds	$ –	$1,124,925,095	$ –	$1,124,925,095
Short-Term Investment	137,922	38,065,000	–	38,202,922
	$ 137,922	$1,162,990,095	$ –	$1,163,128,017

For the six-month period ended April 30, 2021, there were no significant changes to the fair valuation methodologies. Level 3 investments held by the Emerging Markets Debt Fund, at the beginning, during and at the end of the six-month period in relation to net assets were not significant (0.00% of total net assets) and accordingly, a reconciliation determined of Level 3 assets for the period ended April 30, 2021 is not presented.

b.      Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.       Foreign Currency Translation

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments within the Statements of Operations.

d.       Derivative Financial Instruments

Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund's currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision-making between markets and their currencies. The forward contract is marked-to market daily and the change in market value is recorded by a Fund as unrealized appreciation/(depreciation). Forward contracts' prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statements of Operations. During the period, the Funds used forward contracts for the purposes of efficient portfolio management and managing active currency risk relative to the benchmark, the latter of which involves both hedging currency risk and adding currency risk in excess of underlying bond positions.

64	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

While a Fund may enter into forward contracts to seek to reduce currency exchange rate risks, transactions in such contracts involve certain risks. A Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. Thus, while a Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for a Fund than if it had not engaged in any such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings or securities quoted or denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent a Fund from achieving a complete hedge, which will expose the Fund to the risk of foreign exchange loss.

Forward contracts are subject to the risk that the counterparties to such contracts may default on their obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force a Fund to cover its purchase or sale commitments, if any, at the market price at the time of the default.

Futures Contracts

Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund's positions may not exceed 5% of a Fund's NAV after taking into account unrealized profits and unrealized losses on any such contract into which it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as "initial margin". Subsequent payments, known as "variation margin," are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statements of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

There are significant risks associated with a Fund's use of futures contracts, including the following: (1) the success of a hedging strategy may depend on the ability of a Fund's investment adviser and/or sub-adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in the price of futures contracts, interest rates and the value/market value of the securities held by a Fund; (3) there may not be a liquid secondary market for a futures contract; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts. In addition, should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

For the six-month period ended April 30, 2021, the Fund invested in futures for both investment and hedging purposes.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows and/or meet certain obligations at specified intervals based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) or the occurrence of a credit event with respect to an underlying reference obligation (in the case of a credit default swap) for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the amount of the difference between the two payments. Except for currency swaps and credit default swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination of the transaction.

Traditionally, swaps were customized, privately negotiated agreements executed between two parties ("OTC Swaps") but since 2013, certain swaps are required to be cleared pursuant to rules and regulations related to the Dodd – Frank Wall Street Reform and Consumer Protection Act ("Dodd Frank") and/or Regulation (EU) No 648/2012 on OTC Derivatives, Central Counterparties and Trade Repositories ("EMIR") ("Cleared Swaps"). Like OTC Swaps, Cleared Swaps are negotiated bilaterally. Unlike OTC Swaps, the act of clearing results in two swaps executed between each of the parties and a central counterparty ("CCP"), and thus the counterparty credit exposure of the parties is to the CCP rather than to one another. Upon entering into a Cleared Swap, a Fund is required to pledge an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as "initial margin". Subsequent payments, known as "variation

2021 Semi-Annual Report	65

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

margin," are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract matures or is terminated, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on swap contracts. As of March 2017, a Fund may be required to provide variation and/or initial margin for OTC Swaps pursuant to further rules and regulations related to Dodd Frank and EMIR. The margin requirements associated with OTC Swaps and Cleared Swaps may not be the same.

Entering into swap agreements involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds' maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by the posting of collateral by the counterparties to the Funds to cover the Funds' exposure to the counterparty.

Credit Default Swaps

A credit default swap is an agreement whereby one party, the buyer, is obligated to pay the other party, the seller, a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issues (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

During the six-month period ended April 30, 2021, the Aberdeen Global Absolute Return Strategies Fund held credit default swaps to implement investment views and hedge the Fund's exposure to the credit market.

Interest Rate Swaps

A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Interest rate swap contracts may have a term that is greater than one year, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. Net payments of interest are recorded as realized gains or losses. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund and changes in the value of swap contracts are recorded as unrealized gains or losses.

During the six-month period ended April 30, 2021, the Aberdeen Global Absolute Return Strategies Fund held interest rate swaps to implement investment views and hedge interest rate risk.

Summary of Derivative Instruments

Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the location of fair value amounts of derivatives, not accounted for as hedging instruments, as of April 30, 2021:

Location on the Statement of Assets and Liabilities
Derivative Instrument Risk Type	Asset Derivatives	Liability Derivatives

Equity Risk	Investments, at value Over-the-counter interest rate swaps and	Written options, outstanding at value Over-the-counter interest rate swaps and
	total return equity swaps, at value	total return equity swaps, at value
Interest Rate Risk	Variation margin receivable for centrally cleared swap contracts	Variation margin payable for centrally cleared swap contracts
	Variation margin receivable for futures contracts	Variation margin payable for futures contracts
Credit Risk	Variation margin receivable for centrally cleared swap contracts	Variation margin payable for centrally cleared swap contracts
Foreign Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

66	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2021:

	Asset Derivatives
Funds	Total Value at April 30, 2021	Written Options, at value (Equity Risk)	Centrally Cleared Credit Default Swaps (Credit Risk)*	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)*	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)*
Aberdeen Emerging Markets Debt Fund	$ 28,322	$ –	$ –	$ –	$ 28,322	$ –
Aberdeen Global Absolute Return Strategies Fund	665,816	–	90,856	157,259	303,242	114,459

	Liabilities Derivatives
Funds	Total Value at April 30, 2021	Written Options, at value (Equity Risk)	Centrally Cleared Credit Default Swaps (Credit Risk)*	Centrally Cleared Interest Rate Swaps (Interest Rate Risk)*	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)*
Aberdeen Emerging Markets Debt Fund	$105,142	$ –	$ –	$ –	$105,142	$ –
Aberdeen Global Absolute Return Strategies Fund	702,108	25,340	1,112	297,166	348,155	30,335

*  The values shown reflect unrealized appreciation/(depreciation) and the values shown in the Statement of Assets and Liabilities reflects variation margin.

Certain funds have transactions that may be subject to enforceable master netting arrangements. A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2021 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Emerging Markets Debt Fund
Forward foreign currency(2)
Barclays Bank plc	$ 941	$ (941)	$ –	$ –	$33,093	$ (941)	$(32,152)	$ –
Citibank N.A.	1,093	–	–	1,093	–	–	–	–
Deutsche Bank AG	3,153	–	–	3,153	–	–	–	–
JPMorgan Chase Bank N.A.	5,041	(5,041)	–	–	51,315	(5,041)	–	46,274
Royal Bank Of Canada	–	–	–	–	10,237	–	(10,237)	–
UBS AG	18,094	(10,497)	–	7,597	10,497	(10,497)	–	–

1	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2	Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.
3	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

2021 Semi-Annual Report	67

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Global Absolute Return Strategies Fund
Forward foreign currency(2)
Barclays Bank plc	$19,890	$(19,890)	$ –	$ –	$ 44,942	$(19,890)	$ –	$ 25,052
Citibank N.A.	52,906	(52,906)	–	–	80,102	(52,906)	–	27,196
Goldman Sachs & Co.	86,463	(76,189)	–	10,274	76,189	(76,189)	–	–
HSBC Bank plc	36,764	(36,764)	–	–	48,939	(36,764)	–	12,175
JPMorgan Chase Bank N.A.	67,186	(67,186)	–	–	67,792	(67,186)	–	606
Royal Bank of Canada	40,033	(30,191)	–	9,842	30,191	(30,191)	–	–

1	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
2	Includes financial instruments which are not subject to a master netting arrangement across funds, or another similar arrangement.
3	Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

The following is a summary of the location of realized gain/(loss) and net change in unrealized appreciation/(depreciation) on derivatives in the Statement of Operations for the six-month period ended April 30, 2021:

Derivative Instrument Risk Type	Location on the Statement of Operations
Equity Risk	Realized gain/(loss) on investment transactions Realized gain/(loss) on written options Realized gain/(loss) on swap contracts
Credit Risk	Realized gain/(loss) on swap contracts Net change in unrealized appreciation/(depreciation) on swap contracts
Interest Rate Risk	Realized gain/(loss) on future contracts transactions
Net change in unrealized appreciation/(depreciation) on futures contracts
Realized gain/(loss) on swap contracts Net change in unrealized appreciation/(depreciation) on swap contracts
Foreign Exchange Risk	Realized gain/(loss) on forward foreign currency exchange contracts Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2021:

	Realized Gain or (Loss) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investment transactions (Equity Risk)*	Written Options, (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Aberdeen Emerging Markets Debt Fund	$(378,196)	$ –	$ –	$ –	$ –	$(378,196)	$ –
Aberdeen Global Absolute Return Strategies Fund	(365,984)	10,396	31,554	242,417	(259,260)	(315,817)	(75,274)

68	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in the Statement of Operations
Funds	Total	Investment transactions (Equity Risk)*	Written Options, (Equity Risk)	Credit Default Swaps (Credit Risk)	Interest Rate Swaps (Interest Rate Risk)	Forward Foreign Exchange Contracts (Foreign Exchange Risk)	Futures Contracts (Interest Rate Risk)
Aberdeen Emerging Markets Debt Fund	$(175,096)	$ –	$ –	$ –	$ –	$(175,096)	$ –
Aberdeen Global Absolute Return Strategies Fund	(167,047)	(90,590)	94,052	(249,190)	156,071	(145,759)	68,369

*  Represents realized gain and change in unrealized appreciation for purchased options during the period.

Information about derivatives reflected as of the date of this report is generally indicative of the type of, activity for the six-month period ended April 30, 2021. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2021.

Fund	Purchase Forward Foreign Currency Contracts (Average Notional Value)	Sale Forward Foreign Currency Contracts (Average Notional Value)	Forward Foreign Cross Currency Contracts (Average Notional Value)	Long Future Contracts (Average Notional Value)	Short Future Contracts (Average Notional Value)	Buy Protection Credit Default Swap (Average Notional Value)	Sell Protection Credit Default Swap (Average Notional Value)	Interest Rate Swap Contracts (Average Notional Value)	Total Return Equity Swaps (Average Notional Value)
Emerging Markets Debt Fund	$ 4,459,079	$11,862,236	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Global Absolute Return Strategies Fund	12,842,300	14,353,494	3,107,219	5,681,978	4,969,103	8,868,346	8,476,356	31,554,413	884,198

Fund	Call Purchased Options (Average Notional Value)	Put Purchased Options (Average Notional Value)	Call Written Options (Average Notional Value)	Put Written Options (Average Notional Value)	Call Purchased Swaptions (Average Notional Value)	Put Purchased Swaptions (Average Notional Value)	Call Written Swaptions (Average Notional Value)	Put Written Swaptions (Average Notional Value)
Emerging Markets Debt Fund	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Global Absolute Return Strategies Fund	11,407	7,437	7,437	11,407	–	508,235	13,322	285,590

e.   Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded generally on the ex-date, except for certain dividends and corporate actions which may be recorded after the ex-date, as soon as a Fund acquires information regarding such dividends or corporate actions.

Interest income and expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the relevant Funds based on net assets of each Fund as of the month end. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses to a class is based on the total net asset value of that class's shares in proportion to the total net assets of the relevant Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

f.    Distributions

Distributions from net investment income, if any, are declared and paid quarterly for the Emerging Markets Debt Fund. Distributions from net investment income, if any, are declared daily and paid monthly for the Short Duration High Yield Municipal Fund, the Intermediate Municipal Income Fund and the Ultra Short Municipal Income Fund. During the fiscal year ended October 31, 2020, and prior to changing its name, distributions from net investment income were declared and paid quarterly for Aberdeen Global Absolute Return Strategies Fund. Effective November 15, 2019, distributions from net investment income, if any, are declared and paid annually. The Funds will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

2021 Semi-Annual Report	69

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies and loss deferrals.

g.   Federal Income Taxes

Each Fund intends to continue to qualify as a "regulated investment company" by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds' U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

h.   Securities Lending

Through an agreement with BNP Paribas as the Lending Agent and State Street Bank and Trust Company (the Funds' custodian), the Funds may lend their portfolio securities to brokers, dealers and other financial institutions that pay a negotiated fee in order to generate additional income. The Funds receive non-cash collateral in the form of U.S. Government Securities, with respect to each loan of U.S. securities, typically equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, typically equal to at least 105% of the value of the portfolio securities loaned, and at all times thereafter require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned.

Income generated from securities lending includes the difference between (i) the sum of income received from the investment of collateral received from the borrowers that are counterparties to loans, loan fees received from loans, and fees paid by borrower on loans collateralized with collateral other than cash collateral; and ii) any rebate paid to a borrower, and any other allocable fees and expenses in connection with loans of securities. All income is accrued daily and is apportioned 90% to the Funds and 10% to the Lending Agent.

The Funds continue to own the loaned securities and continue to recognize unrealized gains and losses on the securities on loan. However, securities lending involves certain risks, including the event of default or insolvency of the borrower, which could delay or restrict a Fund's ability to recover the loaned securities or dispose of the collateral for the loan. Securities on loan are noted within the Statement of Investments. Non-cash securities lending collateral held by the Lending Agent on behalf of the Funds cannot be sold or repledged by the Funds and therefore, this amount is not presented on the Funds' Statements of Investments.

At April 30, 2021, the Funds did not have any securities on loan.

3. Agreements and Transactions with Affiliates

a.   Investment Adviser

Under the Investment Advisory Agreement with the Trust, the Adviser manages the Funds in accordance with the policies and procedures established by the Board.

70	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
Emerging Markets Debt Fund	Up to $500 million	0.600%
On $500 million and more		0.550%
Global Absolute Return Strategies Fund	Up to $500 million	0.600%
$500 million up to $1 billion		0.550%
On $1 billion and more		0.500%
Intermediate Municipal Income Fund	Up to $250 million	0.425%
$250 million up to $1 billion		0.375%
On $1 billion and more		0.355%
Short Duration High Yield Municipal Fund	Up to $250 million	0.650%
On $250 million and more		0.600%
Ultra Short Municipal Income Fund	Up to $2.5 billion	0.500%
On $2.5 billion and more		0.450%

The Adviser has engaged the services of affiliate Aberdeen Asset Managers Limited (on behalf of Emerging Markets Debt Fund and Global Absolute Return Strategies Fund) as subadviser (the "Subadviser") pursuant to subadvisory agreements. The Subadviser manages a portion of the applicable Fund's investments and have the responsibility for making all investment decisions for the portion of such Fund's assets they manage. Pursuant to the subadvisory agreement, the Adviser pays fees to the Subadviser, if any.

The Trust and Aberdeen have entered into a written contract ("Expense Limitation Agreement") limiting operating expenses for all classes of the Funds from exceeding the amounts listed in the tables below. For each Fund this contractual limitation may not be terminated before February 28, 2022 without the approval of the Trustees who are not "interested persons" of the Trust, as such term is defined by the 1940 Act (the "Independent Trustees"). For each Fund except the Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund, this limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, acquired fund fees and expenses, Rule 12b-1 fees, administrative services fees, transfer agent out-of-pocket expenses for Class A shares, Class R shares and Institutional Service Class shares and extraordinary expenses. The Expense Limitation Agreement with respect to the Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund excludes certain expenses, including any interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

Fund	Limit
Emerging Markets Debt Fund	0.65%
Global Absolute Return Strategies Fund*	0.65%
Intermediate Municipal Income Fund	0.50%

Fund	Class A Limit	Class A1 Limit	Class C Limit	Institutional Class Limit
Short Duration High Yield Municipal Fund	0.90%	–	1.65%	0.65%
Ultra Short Municipal Income Fund	0.70%	0.70%	–	0.45%

Aberdeen may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreement as of a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses; provided that the following requirements are met: the reimbursements do not cause a class to exceed the lesser of the applicable expense limitation in the contract at the time the fees were limited or expenses are paid or the applicable expense limitation in effect at the time the expenses are being recouped by the Adviser, and the payment of such reimbursement is approved by the Board on a quarterly basis (the "Reimbursement Requirements"). Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by Aberdeen is not permitted.

2021 Semi-Annual Report	71

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

As of April 30, 2021, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements for each Fund, based on expenses reimbursed by Aberdeen would be:

Fund	Amount Fiscal Year 2018 (Expires 10/31/21)	Amount Fiscal Year 2019 (Expires 10/31/22)	Amount Fiscal Year 2020 (Expires 10/31/23)	Amount Six Months Ended April 30, 2021 (Expires 4/30/24)	Total*
Emerging Markets Debt Fund	$ 80,039	$ 206,464	$ 229,330	$ 109,119	$ 624,952
Global Absolute Return Strategies Fund	123,164	260,488	347,710	165,561	896,923
Intermediate Municipal Income Fund	129,791	288,577	233,940	111,783	764,091
Short Duration High Yield Municipal Fund	280,141	557,878	582,868	396,748	1,817,635
Ultra Short Municipal Income Fund	1,157,542	2,481,831	2,517,221	1,494,871	7,651,465

*   Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

In accordance with the Funds' Expense Limitation Agreement and criteria, as described above, the Adviser did not recapture any expenses for which it previously reimbursed the Funds. Accordingly, at April 30, 2021, the Funds did not have liabilities payable to the Adviser for recapture of previously reimbursed expenses.

b.   Fund Administration

Under the terms of the Fund Administration Agreement, Aberdeen provides various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, regulatory reports, and presentation of quarterly reports to the Board. For services provided pursuant to the Fund Administration Agreement, the Trust pays Aberdeen an annual fee of 0.08% based on the Trust's average daily net assets. The fee is then allocated proportionately among all funds within the Trust (including the Funds) in relation to the average daily net assets of each fund. This asset-based fee is subject to an annual minimum fee based on the number of funds served. Pursuant to a sub-administration agreement with Aberdeen, State Street Bank and Trust Company ("State Street") provides sub-administration services with respect to the Funds. Aberdeen pays State Street for providing such services.

c.   Distributor and Shareholder Servicing

The Trust and Aberdeen Fund Distributors, LLC (the "Distributor") are parties to the current Underwriting Agreement (the "Underwriting Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders' financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of the following amounts, based on the total net assets of each, respective class:

Fund	Class A Shares	Class A1 Shares	Class C Shares (a)	Class R Shares (a)
Emerging Markets Debt Fund	0.25%	–	1.00%	0.50%
Global Absolute Return Strategies Fund	0.25%	–	1.00%	–
Intermediate Municipal Income Fund	0.25%	–	1.00%	–
Short Duration High Yield Municipal Fund	0.25%	–	1.00%	–
Ultra Short Municipal Income Fund	0.25%	0.25%	–	–

(a)  0.25% of which is service fees.

The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Pursuant to the current Underwriting Agreement, the Distributor will also receive the proceeds of contingent deferred sales charges ("CDSCs") of 1.00% imposed on certain redemptions of Class C (and up to 1.00% for certain Class A) shares.

72	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The Distributor re-allows to dealer 2.50% of sales charges on Class A shares of the Emerging Markets Debt Fund and Global Absolute Return Strategies Fund; 2.00% of sales charges on Class A shares of the Intermediate Municipal Income Fund and Short Duration High Yield Municipal Fund; 0.50% of sales charges on Class A1 of the Ultra Short Municipal Income Fund. In addition, the Distributor or Adviser may compensate broker dealers or financial intermediaries for sales of Class C shares from its own resources at the rate of 1.00% on sales of Class C shares, which have a maximum CDSC of 1.00% (the CDSC assessed on sales within one year of purchase). The amount the Distributor retained for commissions from front-end sales charges and CDSC fees for the six-month period ended April 30, 2021 was as follows:

Fund	Commissions Retained from Front-End Sales Charges of Class A and Class A1 Shares	Commissions Retained from CDSC Fees of Class C (Certain Class A and Class A1) Shares
Emerging Markets Debt Fund	$ –	$ –
Global Absolute Return Strategies Fund	46	–
Intermediate Municipal Income Fund	17	–
Short Duration High Yield Municipal Fund	–	1,790
Ultra Short Municipal Income Fund	–	–
Total Retained	60	1,790

d.	Administrative Services Fees/Transfer Agent Out-of-Pocket Expenses

The Funds may pay and/or reimburse administrative services fees/transfer agent out-of-pocket expenses to certain broker-dealers and financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Funds (sometimes referred to as "sub-transfer agency fees"), subject to certain limitations approved by the Board. These fees may be in addition to Rule 12b-1 fees. Sub-transfer agency fees generally include, but are not limited to, costs associated with omnibus accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services.

Class A, Class A1, Class R and Institutional Service Class shares of the Funds pay for such services pursuant to an Administrative Services Plan adopted by the Board. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual sub-transfer agent and administrative services fee of 0.25% for Class A, Class A1, Class R and Institutional Service Class shares. Under an amendment to the Administrative Services Plan that is in effect until at least February 28, 2022, the administrative service fee is limited to a maximum of 0.15% for contracts with fees that are calculated as a percentage of Fund assets and a maximum of $16 per account for contracts with fees that are calculated on a dollar per account basis. Class C and Institutional Class shares may also pay for the services described above directly, as these classes are not subject to an Administrative Services Plan.

The aggregate amount of sub-transfer agent and administrative service fees paid during the six-month period ended April 30, 2021 was as follows:

Fund	Class A	Class A1	Class C	Class R	Institutional Service	Institutional
Emerging Markets Debt Fund	$ 174	$ –	$ 40	$2,838	$ 22	$ 6,487
Global Absolute Return Strategies Fund	354	–	205	–	4,912	1,942
Intermediate Municipal Income Fund	389	–	48	–	–	2,240
Short Duration High Yield Municipal fund	6,034	–	1	–	–	78,804
Ultra Short Municipal Income Fund	69,114	7	–	–	–	307,083

Amounts listed as "–" are $0 or round to $0.

e.	Purchase/Sale Transactions Between Affiliates

The Funds are permitted to buy or sell securities with funds that have a common investment adviser (or investment advisers which are affiliates) under specific procedures which have been approved by the Board. The procedures are designed to satisfy the requirements of Rule 17a-7 of the Investment Company Act of 1940 ("Rule 17a-7"). During the six-month period ended April 30, 2021, the Funds did not engage in any of these trades.

2021 Semi-Annual Report	73

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2021, were as follows:

Fund	Purchases	Sales
Emerging Markets Debt Fund	$ 16,410,883	$ 27,786,783
Global Absolute Return Strategies Fund	11,051,702	13,578,655
Intermediate Municipal Income Fund	17,413,928	21,783,244
Short Duration High Yield Municipal Fund	139,368,904	110,799,273
Ultra Short Municipal Income Fund	1,251,366,671	1,459,713,214

5. Portfolio Investment Risks

a.	Absolute Return Strategy Risk

The Global Absolute Return Strategies Fund is subject to risks related to its absolute return strategy. Absolute return funds employ certain techniques that are intended to reduce risk and volatility in the portfolio and provide protection against a decline in the fund's assets. They are not designed to outperform stocks and bonds in strong markets and there is no guarantee of positive returns or that the Fund's objective will be achieved.

b.	Credit Default Swap Risk

The Global Absolute Return Strategies Fund may buy or sell credit default swaps. Credit default swap contracts, a type of derivative instrument, particularly selling credit default swaps, involve special risks and may result in losses to the Fund.

c.	Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause each Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

d.	Derivatives Risk (including Options, Futures and Swaps)

Certain Funds are subject to Derivatives Risk. Derivatives are speculative and may hurt the Fund's performance. The potential benefits to be derived from the Fund's options, futures and derivatives strategy are dependent upon the portfolio managers' ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.

Speculative Exposure Risk. To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Hedged Exposure Risk. Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk. The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk. Derivative transactions depend on the creditworthiness of the counterparty and the counterparty's ability to fulfill its contractual obligations.

Other Derivatives Risks. Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance.

e.	Emerging Markets Risk

The risks of investing in emerging market countries are a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

74	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

f.	Equity Securities Risk

The Global Absolute Return Strategies Fund may invest in equity securities. The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

g.	Fixed Income Securities Risk

Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

h.	Foreign Currency Exposure Risk

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

i.	Foreign Securities Risk

Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund's investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

j.	High-Yield Bonds and Other Lower-Rated Securities Risk

A Fund's investments in high-yield bonds (commonly referred to as "junk bonds") and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

k.	Illiquid Securities Risk

Illiquid securities are assets that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect a Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of a Fund's portfolio holdings. These procedures and tests take into account a Fund's investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonable foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist a Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable a Fund to ensure that it has sufficient liquidity to meet redemption requests.

l.	Impact of Large Redemptions and Purchases of Fund Shares

Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause a Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to a Fund until the sales of portfolio securities necessary to cover the redemption request settle.

2021 Semi-Annual Report	75

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

m.	Interest Rate Risk

Each Fund's fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in each Fund's net assets. Each Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

n.	Issuer Risk

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o.	LIBOR Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate ("LIBOR") as a "benchmark" or "reference rate" for various interest rate calculations. In July 2017, the United Kingdom Financial Conduct Authority ("FCA"), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that the most widely used LIBOR rates may continue until mid-2023. It is anticipated that LIBOR ultimately will be discontinued or the regulator will announce that it is no longer sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offered Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund's performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting a Fund's performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

p.	Management Risk

Each Fund is subject to the risk that the Adviser or Subadviser (as applicable) may make poor security selections. The Adviser, Subadviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for a Fund. In addition, the Adviser or Subadviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

q.	Market Risk

Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which a Fund invests.

The illness caused by a novel coronavirus (COVID-19) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, including the Fund, are not known. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

r.	Municipal Securities Risk

The Intermediate Municipal Income Fund, Short Duration High Yield Municipal Fund and Ultra Short Municipal Income Fund (the "Municipal Funds") are subject to municipal securities risk. Municipal bonds can be significantly affected by political and economic changes, including

76	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.

Municipal Bond Tax Risk. A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.

Municipal Market Volatility and Illiquidity Risk. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, a Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices.

Municipal Sector Risk. From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund's investment performance.

s.	Non-Diversified Fund Risk

The Emerging Market Debt Fund's performance may be more volatile than a diversified fund because it may invest a greater percentage of its total assets in the securities of a single issuer.

t.	Non-Hedging Foreign Currency Trading Risk

Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Adviser's expectations may produce significant losses to certain Funds.

u.	Portfolio Turnover Risk

Certain Funds may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

v.	Private Placements and Other Restricted Securities Risk

The Emerging Markets Debt Fund and Short Duration High Yield Municipal Fund are subject to Private Placements Risk. Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund's level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

w.	Puerto Rico and U.S. Territories Risk

The Aberdeen Short Duration High Yield Municipal Fund is subject to Puerto Rico and U.S. territories risk to the extent that it invests in municipal obligations of such territories. Certain municipal issuers in Puerto Rico have experienced financial difficulties over recent years. These financial difficulties have been exacerbated by the impact of severe weather events, including Hurricane Maria in 2017. Additionally, all three ratings agencies have maintained a negative outlook on Puerto Rico's credit rating, which means that additional downgrades of securities issued by Puerto Rico are possible in the future. Puerto Rican financial difficulties could potentially lead to less liquidity for its bonds, wider spreads, and greater risk of default for Puerto Rican municipal securities, and consequently may affect the Fund's performance to the extent it invests in Puerto Rican municipal securities. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

x.	Tender Option Bonds Risk

The Municipal Funds are subject to Tender Option Bonds Risk. Tender option bonds are synthetic floating-rate or variable-rate securities issued when long-term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

y.	Tobacco Related Bonds Risk

The Aberdeen Short Duration High Yield Municipal Fund is subject to Tobacco Related Bonds Risk. In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the MSA, to settle claims against them by 46 states and six other U.S. jurisdictions. The

2021 Semi-Annual Report	77

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Funds may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an "appropriation pledge" by the state. An "appropriation pledge" requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

z.	Sector Risk

To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Financials Sector Risk. To the extent that the financials sector is represented by a significant portion of a Fund's portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets as well as cyber-attacks.

Municipal Sector Risk. From time to time a Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If a Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund's investment performance.

aa.	Sovereign Debt Risk

The Emerging Markets Debt Fund and Global Absolute Return Strategies Fund are subject to Sovereign Debt Risk. Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government's debt securities held by the Fund and impact an issuer's ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government's default on its debt securities may cause the value of securities held by the Fund to decline significantly.

bb.	U.S. Government Securities Risk

Securities issued by U.S. Government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. The U.S. Government does not guarantee the net asset value of a Fund's shares.

cc.	Valuation Risk

The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund's ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

dd.	Variable and Floating Rate Securities Risk

Certain Funds are subject to Variable and Floating Rate Securities Risk. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations ("VRDOs") are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

ee.	Yield Risk

The Ultra Short Municipal Income Fund is subject to Yield Risk. The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund's expenses could absorb all or a significant portion of the Fund's income. If interest rates increase, the Fund's yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

Please read the Funds' prospectus for more detailed information regarding these and other risks.

78	2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

6. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expect the risk of loss from such claims to be remote.

7. Tax Information

As of April 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Debt Fund	$ 44,246,889	$1,358,279	$ (2,962,124)	$(1,603,845)
Global Absolute Return Strategies Fund	22,371,160	756,486	(493,658)	262,828
Intermediate Municipal Income Fund	59,662,797	4,653,371	(47,499)	4,605,872
Short Duration High Yield Municipal Fund	318,451,092	9,341,700	(2,047,286)	7,294,414
Ultra Short Municipal Income Fund	1,162,247,168	929,640	(48,791)	880,849

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions Paid From
Fund	Ordinary Income*	Net Long Term Capital Gains*	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
Emerging Markets Debt Fund	$2,023,869	$ –	$2,023,869	$ –	$ –	$2,023,869
Global Absolute Return Strategies Fund	444,894	–	444,894	–	–	444,894
Intermediate Municipal Income Fund	5,378	98,884	104,262	1,960,534	–	2,064,796
Short Duration High Yield Municipal Fund	94,431	–	94,431	7,910,765	–	8,005,196
Ultra Short Municipal Income Fund	9,380	–	9,380	9,185,486	–	9,194,866

As of October 31, 2020, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
Emerging Markets Debt Fund	$ –	$1,288,463	$ –	$ –	$ –	$ –	$(130,906)	$(2,484,022)	$(5,106,896)	$(6,433,361)
Global Absolute Return Strategies Fund	–	67,932	–	–	–	–	(80)	498,029	(295,675)	270,206
Intermediate Municipal Income Fund	5,026	–	106,844	–	–	–	(10,227)	3,051,529	–	3,153,172
Short Duration High Yield Municipal Fund	166,066	–	–	–	–	–	(40,941)	(1,949,974)	(7,479,151)	(9,304,000)
Ultra Short Municipal Income Fund	4,615	–	–	–	–	–	(17,255)	(558,119)	(339,529)	(910,288)

*	The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

**	As of October 31, 2020, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.

Amounts listed as "–" are $0 or round to $0.

2021 Semi-Annual Report	79

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

As of October 31, 2020, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

Fund	Amount	Expires
Emerging Markets Debt Fund	$ 969,025	Unlimited (Short-Term)
Emerging Markets Debt Fund	4,137,871	Unlimited (Long-Term)
Global Absolute Return Strategies Fund	295,675	Unlimited (Long-Term)
Short Duration High Yield Municipal Fund	3,998,361	Unlimited (Short-Term)
Short Duration High Yield Municipal Fund	3,480,790	Unlimited (Long-Term)
Ultra Short Municipal Income Fund	339,529	Unlimited (Short-Term)

8. Significant Shareholders

As of April 30, 2021, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:

Fund	Record Ownership %	Number of Account Owners
Emerging Markets Debt Fund	90.0%	5
Global Absolute Return Strategies Fund	72.3	3
Intermediate Municipal Income Fund	–	–
Short Duration High Yield Municipal Fund	61.7	5
Ultra Short Municipal Income Fund	81.5	7

Amounts listed as "–" are $0 or round to $0.

9. Line of Credit

The Trust, on behalf of each of the funds of the Trust ( including the Funds) (the "Borrowers"), has entered into an agreement (the "Agreement") with State Street Bank and Trust Company (the "Bank"), subject to annual renewal. The Agreement provides for a revolving credit facility (the "Credit Facility") in the amount of $150,000,000 to be utilized for temporary or emergency purposes to fund shareholder redemptions or other short-term liquidity purposes.

The Funds are subject to an up-front fee of 2.5 basis points (0.025%) on the full facility amount, which was paid upon closing of the credit facility. Principal on each outstanding loan made under the Agreement bears interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day (not less than zero) plus 1.25% or (b) the One-Month LIBOR as in effect on that day (not less than zero) plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable. In 2017, the head of the United Kingdom's Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund's payment obligations under the revolving credit facility cannot yet be determined. For each Fund that borrowed under the Credit Facility during the six-month period ended April 30, 2021, the following table shows the average outstanding daily balance of the days the Fund utilized the Credit Facility and the average weighted interest rate paid by the Fund during the six-month period ended April 30, 2021.

	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
Emerging Markets Debt Fund	$ 1,831,617	1.40%	8
Ultra Short Municipal Income Fund	243,096	1.41%	6

80	2021 Semi-Annual Report

Notes to Financial Statements (concluded)

April 30, 2021 (Unaudited)

10. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Funds.

11. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021, except as noted below.

On May 3, 2021, the Board approved an Agreement and Plan of Reorganization (the "Agreement") between Aberdeen Funds, on behalf of the Global Absolute Return Strategies Fund, and Aberdeen Investment Funds, on behalf of the Aberdeen Total Return Bond Fund. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Aberdeen Total Return Bond Fund in exchange for corresponding shares of the Global Absolute Return Strategies Fund equal in value to the net assets of the Aberdeen Total Return Bond Fund on the day the reorganization is effective. Subject to approval by the shareholders of the Aberdeen Total Return Bond Fund, the reorganization is expected to take place by the end of October 2021.

The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the Global Absolute Return Strategies Fund, the Aberdeen Total Return Bond Fund or their shareholders.

2021 Semi-Annual Report	81

Shareholder Expense Examples (Unaudited)

As a shareholder of the Aberdeen Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) paid on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, transfer agent out-of-pocket expenses, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Aberdeen Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2020 and continued to hold your shares at the end of the reporting period, April 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Actual Expenses Paid During Period" for the class of a Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the information for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

		Beginning Account Value, November 1, 2020	Actual Ending Account Value, April 30, 2021	Hypothetical Ending Account Value	Actual Expenses Paid During Period[1]		Hypothetical Expenses Paid During Period[12]		Annualized Expense Ratio**
Emerging Markets Debt Fund	Class A	$1,000.00	$1,054.50	$1,019.74	$5.20		$5.11		1.02%
	Class C	$1,000.00	$1,053.40	$1,016.61	$8.40		$8.25		1.65%
	Class R	$1,000.00	$1,053.80	$1,018.35	$6.62		$6.51		1.30%
	Institutional Service Class	$1,000.00	$1,056.30	$1,021.27	$3.62		$3.56		0.71%
	Institutional Class	$1,000.00	$1,056.20	$1,021.57	$3.31		$3.26		0.65%
Global Absolute Return Strategies Fund	Class A	$1,000.00	$1,025.20	$1,020.03	$4.82		$4.81		0.96%
	Class C	$1,000.00	$1,021.40	$1,016.61	$8.27		$8.25		1.65%
	Institutional Service Class	$1,000.00	$1,026.60	$1,020.93	$3.92		$3.91		0.78%
	Institutional Class	$1,000.00	$1,026.70	$1,021.57	$3.27		$3.26		0.65%
Intermediate Municipal Income Fund	Class A	$1,000.00	$1,031.80	$1,021.03	$3.83		$3.81		0.76%
	Class C	$1,000.00	$1,028.10	$1,017.36	$7.54		$7.50		1.50%
	Class R	$1,000.00	$1,000.00	$1,024.80	$ –		$ –		–
	Institutional Service Class	$1,000.00	$1,033.10	$1,022.32	$2.52		$2.51		0.50%
	Institutional Class	$1,000.00	$1,033.10	$1,022.32	$2.52		$2.51		0.50%
Short Duration High Yield Municipal Fund	Class A	$1,000.00	$1,037.00	$1,020.33	$4.55		$4.51		0.90%
	Class C3	$1,000.00	$1,047.30	$1,018.79	$6.14	[4]	$6.06	[4]	1.21%
	Institutional Class	$1,000.00	$1,038.30	$1,021.57	$3.29		$3.26		0.65%
Ultra Short Municipal Income Fund	Class A	$1,000.00	$1,001.10	$1,021.77	$3.03		$3.06		0.61%
	Class A1	$1,000.00	$1,001.10	$1,021.82	$2.98		$3.01		0.60%
	Institutional Class	$1,000.00	$1,001.90	$1,022.56	$2.23		$2.26		0.45%

**	The expense ratio presented represents a six-month, annualized ratio.
1	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).
2	Represents the hypothetical 5% return before expenses.
3	Information shown reflects values using the expense ratios and rates of return for the period December 21, 2020 (commencement of operations) to April 30, 2021.
4	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period multiplied by 131/365 (to reflect the commencement of operations to period end).

82	2021 Semi-Annual Report

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the "Liquidity Program") consistent with the requirements of Rule 22e-4 under the 1940 Act (the "Liquidity Rule"). "Liquidity Risk" is defined as the risk that a fund could not meet redemption requests "without significant dilution of remaining investors' interests in the fund." Aberdeen Standard Investments Inc., the investment adviser and administrator to the Funds, has been approved and designated by the Board of Trustees (the "Board") as the administrator of the Liquidity Program (the "Administrator") and has retained a third party to perform certain functions, including liquidity analytics and providing market data. The Administrator has formed a Liquidity Risk Management Committee (the "Committee") to help implement and carry out the day-to-day operations of the Liquidity Program.

As required by the Liquidity Rule, at a meeting on March 17, 2021, the Board received a written annual report on the operation and effectiveness of the Liquidity Program for the period from February 1, 2020 to January 31, 2021 (the "Reporting Period"). The annual report provided, among other items, an overview of the Liquidity Program including:

•	information regarding the Committee and the monthly discussions by the Committee of various items including, but not limited to, the following:

o	Review and analysis of appropriate liquidity categories for portfolio investments

o	Review of highly liquid investment minimum ("HLIM") and reasonably anticipated trading sizes ("RATS")

o	Review of current and upcoming market events, such as market closures, that may impact liquidity

o	Review of large shareholder concentrations that may impact liquidity in the event of redemption

•	the monitoring and classification of portfolio holdings in four liquidity categories (including the operation of the HLIM and any breaches); and

•	enhancements to the Liquidity Program during the Reporting Period, which included:

o	monthly liquidity reports being provided to portfolio managers

o	evaluation and change in the RATS of Aberdeen Emerging Markets Fund based on shareholder concentration and the nature of securities held in the fund's portfolio

o	changes to the Liquidity Program to address regulatory guidance relating to the closure of a foreign securities market for seven or more calendar days due to a foreign holiday.

The annual report concluded that the Liquidity Program was reasonably designed to assess and manage the Funds' Liquidity Risk pursuant to the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to your Fund's Prospectus and Statement of Additional Information for more information regarding the risks of investing in a Fund, including a Fund's exposure to liquidity risk and other risks to which the Funds may be subject.

2021 Semi-Annual Report	83

Management Information

Trustees

Radhika Ajmera

Stephen Bird

P. Gerald Malone, Chairman

Neville J. Miles

Rahn K. Porter

Steven N. Rappaport

Warren C. Smith

Investment Adviser

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Fund Administrator

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W. 7th Street, Ste. 219534

Kansas City, MO 64105-1407

Distributor

Aberdeen Fund Distributors LLC

1900 Market Street, Suite 200

Philadelphia, PA 19103

Sub-Administrator, Custodian & Fund Accountant

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Fund Counsel

Dechert LLP

1900 K Street N.W.

Washington, DC 20006

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

aberdeenstandard.com/us

AOE-0143-SAR

Item 2. Code of Ethics.

Not applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not applicable – for annual reports only.

Item 6. Investments.

(a) Included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Funds

By:	/s/ Bev Hendry

Bev Hendry

Principal Executive Officer of

Aberdeen Funds

Date: July 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bev Hendry

Bev Hendry

Principal Executive Officer of

Aberdeen Funds

Date: July 8, 2021

By:	/s/Andrea Melia

Andrea Melia

Principal Financial Officer of

Aberdeen Funds

Date: July 8, 2021